As filed with the Securities and Exchange Commission on April 28, 2011

Registration Nos.: 333-158546; 811-03972

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	(X)
PRE-EFFECTIVE AMENDMENT NO.	( )
POST-EFFECTIVE AMENDMENT NO. 2	(X)

and/or

REGISTRATION STATEMENT UNDER THE

INVESTMENT COMPANY ACT OF 1940

Amendment No. 52	(X)

FUTUREFUNDS SERIES ACCOUNT

(Exact name of Registrant)

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

(Name of Depositor)

8515 East Orchard Road

Greenwood Village, Colorado 80111

(Address of Depositor’s Principal Executive Officers) (Zip Code)

Depositor’s Telephone Number, including Area Code:

(800) 537-2033

Beverly A. Byrne, Esq.

Chief Compliance Officer and Chief Legal Counsel, Financial Services

Great-West Life & Annuity Insurance Company

8515 East Orchard Road

Greenwood Village, Colorado 80111

(Name and Address of Agent for Service)

Copy to:

Ann B. Furman, Esq.

Jorden Burt LLP

1025 Thomas Jefferson Street, N.W., Suite 400 East

Washington, D.C. 20007-5208

Approximate Date of Proposed Public Offering:     Continuous.

It is proposed that this filing will become effective (check appropriate box)

☐	Immediately upon filing pursuant to paragraph (b) of Rule 485

☒	On May 1, 2011, pursuant to paragraph (b) of Rule 485

☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐	On , pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: flexible premium deferred variable annuity contracts.

FutureFunds Select

A Group Fixed and Variable Deferred Annuity Contract

Issued by

FutureFunds Series Account

of Great-West Life & Annuity Insurance Company

Distributed by

GWFS Equities, Inc.

8515 East Orchard Road, Greenwood Village, Colorado 80111

(800) 701-8255

Overview

This Prospectus describes FutureFunds Select, a group flexible premium deferred fixed and variable annuity contract (“Contract”) designed for purchase by employers, associations and organizations to fund either tax-qualified retirement programs that qualify for special federal income tax treatment under various sections of the Internal Revenue Code of 1986, as amended (the “Code”), or non-qualified plans. The Contract provides a variable annuity insurance contract that includes investment divisions (“Variable Accounts”) of FutureFunds Series Account (the “Series Account”), the value of which is based on the investment performance of the corresponding mutual funds (“Eligible Funds”) you select, as listed below. GWFS Equities, Inc. (“GWFS”) is the principal underwriter and distributor of the Contracts. Great-West Life & Annuity Insurance Company (“we,” “us” or “Great-West”) issues Contracts in connection with:

•	pension or profit-sharing plans described in Code section 401(a) (“401(a) Plans”);
•	cash or deferred profit sharing plans described in Code section 401(k) (“401(k) Plans”);
•	tax-sheltered or tax-deferred annuities described in Code section 403(b) (“403(b) Plans”);
•	deferred compensation plans described in Code section 457(b) or (f) (“457(b) or (f) Plans”);
•	qualified governmental excess benefit plans described in Code section 415(m) (“415(m) Plans”); and
•	nonqualified deferred compensation plans (“NQDC Plans”).

PARTICIPATION IN THE CONTRACT

You may be eligible to participate in the Contract if you participate in one of the Plans described above. The owner of a Contract will be an employer, plan trustee, certain employer or employee associations, as applicable (“Contractholder”). Great-West will establish a Participant account (“Participant Account”) in your name. This Participant Account will reflect the dollar value of the Contributions made on your behalf.

Tax deferral under annuity contracts purchased in connection with tax-qualified plans arises under specific provisions of the Code governing the tax-qualified plan, so a Contract should be purchased only for the features and benefits other than tax deferral that are available under an annuity contract purchased in connection with tax-qualified plans, and not for the purpose of obtaining tax deferral.

PAYMENT OPTIONS

The Contract offers you a variety of annuity payment options. You can select from options that provide for fixed payments. Depending on the terms of your Plan, other annuity payment options acceptable to Great-West may be available under your Contract, including options that provide for variable payments or a combination of fixed and variable payments. If you select a variable payment option, your payments will reflect the investment experience of the Variable Account(s) you select. Income can be guaranteed for your

i

lifetime and/or your spouse’s lifetime or for a specified period of time, depending on (1) the options made available under the terms of your Plan and the Contract, and (2) your needs and circumstances.

ALLOCATING YOUR MONEY

You can allocate your Contributions among several Variable Accounts of the Series Account. Each Variable Account invests all of its assets in one of the corresponding Eligible Funds. Following is a list of each Eligible Fund:

Alger Mid Cap Growth Portfolio – Class I-2 (formerly Alger American MidCap Growth Portfolio)

Alger Small Cap Growth Institutional Fund – Class I

Alger Balanced Portfolio – Class I-2

American Century® Equity Income Fund – Investor Class

American Century® Income & Growth Fund – Investor Class

American Funds Capital World Growth and Income Fund – Class R-3

American Funds Growth Fund of America – Class R3

Artisan International Fund – Investor Class

Columbia LifeGoal® Balance Growth Portfolio (formerly Columbia Asset Allocation Fund, Variable Series) – Class A

Columbia Mid Cap Value Fund – Class R

Davis New York Venture Fund – Class R

Federated Capital Appreciation Fund – Class A

Fidelity VIP Contrafund® Portfolio – Initial Class

Fidelity VIP Growth Portfolio – Initial Class

Franklin Small-Mid Cap Growth Fund – Class A

Invesco Small Cap Growth Fund (formerly AIM Small Cap Growth Fund) – Class A

Invesco Van Kampen American Value Fund (formerly Van Kampen American Value Fund) – Class R

Invesco Van Kampen Comstock Fund (formerly Van Kampen Comstock Fund) – Class R

Invesco Van Kampen Small Cap Value Fund (formerly Van Kampen Small Cap Value Fund) – Class A

Janus Aspen Worldwide Portfolio – Institutional Shares

Janus Fund

Janus Twenty Fund

Janus Worldwide Fund

Lord Abbett Value Opportunities Fund – Class A

Maxim Ariel MidCap Value Portfolio

Maxim Ariel Small-Cap Value Portfolio

Maxim Bond Index Portfolio

Maxim Janus Large Cap Growth Portfolio

Maxim Index 600 Portfolio

Maxim Invesco ADR Portfolio

Maxim Lifetime 2015 Portfolio I – Class T

Maxim Lifetime 2025 Portfolio I – Class T

Maxim Lifetime 2035 Portfolio I – Class T

Maxim Lifetime 2045 Portfolio I – Class T

Maxim Lifetime 2055 Portfolio I – Class T

Maxim Lifetime 2015 Portfolio II – Class T

Maxim Lifetime 2025 Portfolio II – Class T

Maxim Lifetime 2035 Portfolio II – Class T

Maxim Lifetime 2045 Portfolio II – Class T

Maxim Lifetime 2055 Portfolio II – Class T

Maxim Lifetime 2015 Portfolio III – Class T

Maxim Lifetime 2025 Portfolio III – Class T

Maxim Lifetime 2035 Portfolio III – Class T

Maxim Lifetime 2045 Portfolio III – Class T

Maxim Lifetime 2055 Portfolio III – Class T

Maxim Loomis Sayles Bond Portfolio

Maxim Loomis Sayles Small-Cap Value Portfolio

Maxim MFS International Value Portfolio (formerly Maxim Bernstein International Equity Portfolio)

Maxim Money Market Portfolio

Maxim Small-Cap Growth Portfolio

Maxim Stock Index Portfolio

Maxim T. Rowe Price Equity-Income Portfolio

Maxim T. Rowe Price MidCap Growth Portfolio

Maxim U.S. Government Mortgage Securities Portfolio

Maxim Aggressive Profile I Portfolio

Maxim Conservative Profile I Portfolio

Maxim Moderate Profile I Portfolio

Maxim Moderately Aggressive Profile I Portfolio

Maxim Moderately Conservative Profile I Portfolio

MFS Core Growth Fund – Class A

Oppenheimer Capital Appreciation Fund – Class A

Oppenheimer Global Fund – Class A

PIMCO Total Return Fund – Administrative Class

Pioneer Equity Income VCT Portfolio – Class II

Putnam High Yield Advantage Fund – Class R

Putnam International Capital Opportunities Fund – Class R

RidgeWorth Small Cap Growth Stock Fund – Class I

Royce Total Return Fund – Class K

RS Small Cap Growth Fund

RS Select Growth Fund

You may also allocate your money to a “Fixed Account” option where you can earn a fixed rate of return on your investment set by Great-West in its sole discretion. Your interest in Fixed Account(s) is not considered a security and is not subject to review by the Securities and Exchange Commission (the “SEC”).

The Variable Account(s) and the Fixed Account(s) available to you will depend on the terms of the Contract. Please consult with the Contractholder and/or the Contract for more information. We offer other variable annuity contracts supported by the Series Account that have different charges and contract features.

This Prospectus presents important information you should read before participating in the Contract. Please read it carefully and retain it for future reference. You can find more detailed information pertaining to the Contract in the Statement of Additional Information (the “SAI”) dated May 1 , 20 10 , which has been filed with the SEC. The SAI is incorporated by reference as a matter of law into this Prospectus, which means that it is legally a part of this Prospectus. Its table of contents may be found on the last page of this Prospectus. The SAI may be obtained without charge by contacting Great-West at its Administrative Offices or by calling (800) 701-8255. You may also obtain the Prospectus, material incorporated by reference, and other information regarding Great-West by visiting the SEC’s Web site at http://www.sec.gov.

This Prospectus does not constitute an offering in any jurisdiction in which such offering may not lawfully be made. No dealer, salesperson or other person is authorized to give any information or make any representations in connection with this offering other than those contained in this Prospectus, and, if given or made, such other information or representations must not be relied on.

The Contract is not available in all states.

The date of this prospectus is May 1 , 2011

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

DEFINITIONS	- 7 -
FEE TABLES	- 9 -
EXAMPLE	- 10 -
CONDENSED FINANCIAL INFORMATION	- 11 -
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY	- 11 -
FUTUREFUNDS SERIES ACCOUNT	- 12 -
INVESTMENTS OF THE SERIES ACCOUNT	- 12 -
The Eligible Funds	- 12 -
Insurance-Dedicated Eligible Funds.	- 12 -
Payments We Receive	- 13 -
Eligible Fund Investment Advisers	- 34 -
Reinvestment and Redemption	- 36 -
Meeting Investment Objectives	- 36 -
Where to Find More Information About the Eligible Funds	- 36 -
THE CONTRACTS	- 36 -
Contract Availability	- 36 -
Purchasing an Interest in the Contract	- 36 -
Contributions	- 37 -
Participant Account	- 37 -
Assignments and Transfers	- 37 -
ACCUMULATION PERIOD	- 37 -
Participant Enrollment Form and Initial Contribution	- 37 -
Free Look Period	- 38 -
Subsequent Contributions	- 38 -
Transaction Date	- 38 -
Participant Account Value	- 38 -
Making Transfers Under the Contract	- 39 -
Requesting Transfers	- 39 -
Market Timing & Excessive Trading	- 40 -
Automatic Custom Transfers	- 42 -
Dollar Cost Averaging	- 42 -
Rebalancer	- 42 -
Loans	- 43 -
Total and Partial Withdrawals	- 43 -
Making a Withdrawal for Transfers to Other Companies Under the Plan	- 44 -
Making a Withdrawal for Transfers to Other Plans	- 44 -
Transfers from a Governmental Plan for the Purchase of Permissive Service Credits	- 45 -
Contract Termination	- 45 -
Contract Termination Due to Plan Termination	- 45 -
CHARGES AND DEDUCTIONS	- 46 -
Contract Maintenance Charge	- 46 -
Variable Asset Charge Deductions	- 46 -
Contract Termination Charge	- 47 -
Participant Loan Charges	- 48 -
Premium Tax Deductions	- 48 -
Expenses of the Eligible Funds	- 48 -
LUMP SUM PAYMENT OPTION	- 48 -
PERIODIC PAYMENT OPTIONS	- 48 -
ANNUITY PAYMENT OPTIONS	- 50 -
Fixed Annuity Payments	- 51 -
Proof of Age and Survival	- 52 -
Frequency and Amount of Annuity Payments	- 52 -
FEDERAL TAX CONSEQUENCES	- 52 -
Introduction	- 52 -

v

Taxation of Annuities in General	- 52 -
401(a) Plans	- 53 -
401(k) Plans	- 53 -
403(b) Plans	- 53 -
457(b) Plans	- 54 -
457(f) Plans	- 55 -
415(m) Plans	- 55 -
NQDC Plans	- 55 -
Portability	- 56 -
Establishment of an Alternate Payee Account	- 56 -
Required Beginning Date/Required Minimum Distributions	- 56 -
Federal Taxation of Distributions	- 57 -
Early Distribution Penalty Taxes	- 57 -
Distributions on Death of Participant	- 58 -
Federal Income Tax Withholding	- 58 -
Taxation of Great-West	- 58 -
Seek Tax Advice	- 59 -
VOTING RIGHTS	- 59 -
DISTRIBUTION OF THE CONTRACTS	- 60 -
STATE REGULATION	- 60 -
RESTRICTIONS UNDER THE TEXAS OPTIONAL RETIREMENT PROGRAM	- 61 -
REPORTS	- 61 -
RIGHTS RESERVED BY GREAT-WEST	- 61 -
Adding and Discontinuing Investment Options	- 62 -
Substitution of Investments	- 62 -
Restorations	- 62 -
LEGAL MATTERS	- 62 -
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	- 62 -
AVAILABLE INFORMATION	- 63 -
APPENDIX A - CONDENSED FINANCIAL INFORMATION	A-1
APPENDIX B - CALCULATION OF THE NET INVESTMENT FACTOR	B-1

DEFINITIONS

Accumulation Period: The period between the effective date of your participation in the Contract and the Annuity Commencement Date.

Accumulation Unit: The accounting measure described in the Contract and used by Great-West to determine your Variable Account Value during the Accumulation Period.

Administrative Offices: The Administrative Offices of Great-West are located at 8515 E. Orchard Rd., Greenwood Village, Colorado 80111.

Alternate Payee: Any spouse, former spouse, child or other dependent of a Participant who is recognized by a Qualified Domestic Relations Order as having a right to receive all or a portion of the benefit payable under a Plan with respect to such Participant.

Annuity Commencement Date: The date annuity payments begin under an annuity payment option.

Code: The Internal Revenue Code of 1986, as amended from time to time, or any future United States Internal Revenue law that replaces the Internal Revenue Code of 1986. References herein to specific section numbers shall be deemed to include Treasury regulations and Internal Revenue Service guidance thereunder, and to corresponding provisions of any future Internal Revenue law that replaces the Internal Revenue Code of 1986.

Contract: An agreement between Great-West and the Contractholder providing a fixed and/or variable deferred annuity issued in connection with certain retirement plans.

Contractholder: Depending on the type of Plan and the employer’s involvement, the Contractholder will be an employer, plan trustee, certain employer associations or employee associations.

Contribution(s): Purchase payments, eligible rollovers, transfers, payroll deductions and other amounts received by Great-West under the Contract on your behalf and allocated to a Participant Account.

Distribution(s): amounts paid out of the group annuity contract pursuant to the terms of the Plans.

Eligible Fund: A mutual fund, unit investment trust or other investment portfolio in which a Variable Account invests all of its assets.

Fixed Account(s): One or more accounts within the General Account that provides a rate of return into which Contributions may be allocated or the Participant Account Value may be Transferred. Please see your Contract for the available Fixed Accounts. Your interests in the Fixed Account(s) are not securities and are not subject to review by the SEC.

Fixed Account Value: The sum of your interest in the Fixed Account(s).

General Account: Great-West’s assets other than those held in any segregated investment account or the Series Account.

Participant: The person who is eligible to and elects to participate in the Contract; sometimes referred to as “you,” “your” or “yours” in this Prospectus.

Participant Account: A separate record in the name of each Participant which reflects his or her share in the Variable Accounts and Fixed Accounts.

Participant Account Value: The total value of your interest under the Contract. It is the total of your Fixed Account Values and Variable Account Values credited to the Participant Account.

Payee: A person entitled to receive all or a portion of the value of the Participant Account.

Plan: The underlying plan document of the Contractholder written in accordance with the applicable sections of the Code. For purposes of Code Section 403(b) annuity programs that do not have a plan document, Plan, when used herein, will mean the provisions and/or rules of the Contractholder’s 403(b) annuity program.

Premium Tax: The amount of tax, if any, charged by a state or other governmental authority.

Qualified Domestic Relations Order: A domestic relations order that creates or recognizes the existence of an Alternate Payee’s right to, or assigns to an Alternate Payee the right to receive all or a portion of the benefits payable with respect to a Participant and that complies with the requirements of the Code and the Employee Retirement Income Security Act of 1972, as amended (“ERISA”), if applicable, and is approved by the Plan.

Request: An inquiry or instruction in a form satisfactory to Great-West. A valid Request must be: (1) received by Great-West at its Administrative Offices; (2) approved by the Contractholder, or the Contractholder’s designee; and (3) submitted in accordance with the provisions of the Contract, or as required by Great-West.

Restorations: A type of Start-Up Cost incurred by us when we agree to restore any back-end load charges, market value adjustments, or other investment charges deducted from Plan assets under a prior investment option.

Series Account: FutureFunds Series Account, a segregated investment account established by Great-West into which Contributions may be invested or the Participant Account Value may be Transferred. The Series Account is registered as a unit investment trust under the Investment Company Act of 1940 and consists of the individual Variable Accounts.

Start-Up Costs: The amounts incurred by Great-West in acquiring and implementing the Plan, which may include but are not limited to restorations, commissions or other costs.

Transfer: When you move all or a portion of your Participant Account Value from one Variable Account, Fixed Account or provider to another.

Valuation Date: The date on which the net asset value of each Variable Account is determined. This calculation is made as of the close of business of the New York Stock Exchange (generally 4:00 p.m. ET). It is also the date on which Great-West will process any Contribution or Request received. Contributions and Requests received after the close of trading on the New York Stock Exchange (generally 4:00 p.m. ET) will be deemed to have been received on the next Valuation Date. Your Participant Account Value will be determined on each day that the New York Stock Exchange is open for trading. On the day after Thanksgiving, however, you can only submit transaction Requests by automated voice response unit, via the Internet or by an automated computer link. The day after Thanksgiving is a Valuation Date.

Valuation Period: The period between successive Valuation Dates.

Variable Account: Divisions of the Series Account, one for each Eligible Fund. Each Variable Account has its own Accumulation Unit value. A Variable Account may also be referred to as an “investment division” or “sub-account” in the Prospectus, SAI or Series Account financial statements.

Variable Account Value: The sum of your interest in the Variable Accounts.

FEE TABLES

The following tables describe the fees and expenses that you, as a Participant, will pay under the Contract. The first table describes the fees and expenses that you will pay at the time you allocate Contributions, surrender or transfer cash value between investment options. State Premium Tax may also be deducted.

PARTICIPANT TRANSACTION EXPENSES1

Sales Load Imposed on Purchases (as a percentage of purchase payments)	None.
Deferred Sales Load	None
Contract Termination Charge (as a percentage of Start-Up Costs, if applicable)	0.00% - 100.0%[2]
Transfer Fee	None.
Premium Tax Charges	0.00% - 3.50%	[3]

The next table describes the fees and expenses that you will pay periodically during the time that you are a Participant under the Group Contract, not including Eligible Fund fees and expenses.

Annual Contract Maintenance Charge	$100.00

SERIES ACCOUNT ANNUAL EXPENSES (as a percentage of average Variable Account Value)

Maximum Daily Variable Asset Charge (“VAC”) Deduction[4]	1.25%
Total Series Account Annual Expenses	1.25%

1 In addition to the listed transaction expenses, each of which are described in more detail in this prospectus and the Contract, one or more of the Eligible Funds may impose special transaction fees, such as redemption fees, based on Participant activity. In the event an Eligible Fund imposes such a fee, that fee will be deducted from the Participant Account Value. The Eligible Funds’ prospectuses describe these fees and deductions.

2 Upon termination of the Contract by the Contractholder, a Contract Termination Charge may apply, which is a percentage of the original Start-Up Costs based on a schedule that declines over a period of time and is mutually agreed upon by the Contractholder and Great-West. Depending on the terms of the Plan, the Contract Termination Charge may be paid for by the Contractholder or pro rated across Participant Accounts. For more information about the Contract Termination Charge, please see “Contract Termination Charge” on page XX

3 A premium tax charge may apply upon full surrender, death or annuitization.

4 The VAC is deducted from each Variable Account’s Accumulation Unit value on each Valuation Date in accordance with the Net Investment Factor formula described in Appendix A. Please see “Charges and Deductions: Variable Asset Charge Deduction” on page XX for more information.

The next item shows the minimum and maximum total operating expenses charged by the Eligible Funds that you may pay periodically during the time that you are a Participant under the Contract. More detail concerning each Eligible Fund's fees and expenses is contained in the prospectus for each Eligible Fund.

TOTAL ANNUAL ELIGIBLE FUND OPERATING EXPENSE

	Minimum	Maximum

(Expenses that are deducted from Eligible Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)[5]	0.46%	1.87%[6]

THE ABOVE EXPENSES FOR THE ELIGIBLE FUNDS WERE PROVIDED BY THE FUNDS. WE HAVE NOT INDEPENDENTLY VERIFIED THE ACCURACY OF THE INFORMATION.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include a Participant’s transaction expenses, contract fees, variable account annual expenses, and Eligible Fund fees and expenses.

The Example assumes that you invest $10,000 under the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the Eligible Funds. In addition, this Example assumes no transfers were made and no premium taxes were deducted7. If these arrangements were considered, the expenses shown would be higher. This Example also does not take into consideration any fee waiver or expense reimbursement arrangements of the Eligible Funds. If these arrangements were taken into consideration, the expenses shown would be lower.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1) If you surrender your contract at the end of the applicable time period:

1 year	3 years	5 years	10 years

$310	$947	$1,609	$3,370

5 Twenty of the Eligible Funds, the Maxim Profile Portfolios and the Maxim Lifetime Asset Allocation Portfolios operate as "fund of funds" that invest substantially all of their assets in shares of other Maxim Series Fund Portfolios, portfolios in the same group of investment companies as the Maxim Series Fund and portfolios of unaffiliated investment companies (the “Underlying Portfolios”). Because of this, the Maxim Profile Portfolios and the Maxim Lifetime Asset Allocation Portfolios also bear their pro rata share of the operating expenses of the Underlying Portfolios. The above minimum and maximum expenses include fees and expenses incurred indirectly by the Maxim Profile Portfolios and the Maxim Lifetime Asset Allocation Portfolios as a result of their investment in shares of one or more Underlying Portfolios.

6 The expenses shown are based, in part, on estimated amounts for the current fiscal year, and do not reflect any fee waiver or expense reimbursement. The advisers and/or other service providers of certain Eligible Funds have agreed to reduce their fees and/or reimburse the Eligible Fund's expenses in order to keep the Eligible Fund's expenses below specified limits. The expenses of certain Eligible Funds are reduced by contractual fee reduction and expense reimbursement arrangements. Other Eligible Funds have voluntary fee reduction and/or expense reimbursement arrangements that may be terminated at any time. Each fee reduction and/or expense reimbursement arrangement is not reflected above, but is described in the relevant Eligible Fund's prospectus.

7 This Example does not assume application of a Contract Termination Charge, which, may or may not apply upon Termination depending on the terms of the Plan. If it applies, the Contract Termination Charge is as a percentage of the original Start-Up Costs based on a schedule that declines over a period of time and is mutually agreed upon by the Contractholder and Great-West. Depending on the terms of the Plan, the Contract Termination Charge may be paid for by the Contractholder or pro rated across Participant Accounts. For more information about the Contract Termination Charge, please see “Contract Termination Charge” on page 47.

(2) If you annuitize your contract OR if you do not surrender your contract at the end of the applicable time period:

1 year	3 years	5 years	10 years

$310	$947	$1,609	$3,370

The examples do not show the effect of premium taxes. Premium taxes (ranging from 0% to 3.5%) are deducted upon full surrender, death or annuitization. The examples also do not include any of the taxes or penalties you may be required to pay if you withdraw all or part of your Participant Account Value.

The Fee Tables and Example should not be considered a representation of past or future expenses and charges of the Eligible Funds. Your actual expenses may be greater or less than those shown. Similarly, the 5% annual rate of return assumed in the Example is not an estimate or a guarantee of future investment performance.

CONDENSED FINANCIAL INFORMATION

Attached as Appendix A is a table showing selected condensed financial information concerning Accumulation Units for each Investment Division. The Accumulation Unit values do not reflect the deduction of certain charges that are subtracted from your Participant Annuity Account Value, such as the Contract Maintenance Charge or the Periodic Mortality and Expense Risk Charge. The information in the table is derived from the financial statements of the Series Account, which have been audited by Deloitte & Touche LLP, an independent registered public accounting firm. To obtain a fuller picture of each Investment Division’s finances and performance, you should also review the Series Account’s financial statements, which are contained in the SAI.

FINANCIAL STATEMENTS

The SAI contains our financial statements and those of the Series Account.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Great-West is a stock life insurance company originally organized under the laws of the State of Kansas as the National Interment Association. Its name was changed to Ranger National Life Insurance Company in 1963 and to Insuramerica Corporation prior to changing to its current name in February of 1982. In September of 1990, Great-West redomesticated and is now organized under the laws of the state of Colorado.

Great-West is authorized to engage in the sale of life insurance, accident and health insurance and annuities. It is qualified to do business in Puerto Rico, the District of Columbia, the U.S. Virgin Islands, Guam and 49 states in the United States.

Great-West is an indirect wholly owned subsidiary of Great-West Lifeco, Inc., a holding company. Great-West Lifeco, Inc. is in turn a subsidiary of Power Financial Corporation, a financial services company. Power Corporation of Canada, a holding and management company, has voting control of Power Financial Corporation. Mr. Paul Desmarais, through a group of private holding companies that he controls, has voting control of Power Corporation of Canada.

Great-West has primary responsibility for administration of the Contract and the Series Account. Its Administrative Offices are located at 8515 E. Orchard Road, Greenwood Village, Colorado 80111.

FUTUREFUNDS SERIES ACCOUNT

Great-West originally established the Series Account under Kansas law on November 15, 1983. The Series Account now exists and is governed pursuant to Colorado law as a result of our redomestication. The Series Account consists of Variable Accounts and is registered with the SEC under the Investment Company Act of 1940, as a unit investment trust. This registration does not involve supervision of the Series Account or Great-West by the SEC.

We do not guarantee the investment performance of the Variable Accounts. The portion of your Participant Account Value allocated to the Variable Accounts and the amount of periodic payments depend on the investment performance of the Eligible Funds. Thus, you bear the full investment risk for all Contributions allocated to the Variable Accounts.

The Series Account and its Variable Accounts are administered and accounted for as part of Great-West’s general business. However, the income, gains or losses of each Variable Account are credited to or charged against the assets held in that Variable Account, without regard to other income, gains or losses of any other Variable Account and without regard to any other business Great-West may conduct. Under Colorado law, the assets of the Series Account are not chargeable with liabilities arising out of any other business Great-West may conduct. Nevertheless, all obligations arising under the Contract and other contracts issued by us that are supported by the Series Account are generally corporate obligations of Great-West.

The Series Account currently has several Variable Accounts available for allocation of Contributions. Each Variable Account invests in shares of an Eligible Fund each having a specific investment objective. If Great-West decides to make additional Variable Accounts available to Contractholders, Great-West may or may not make them available to you based on our assessment of marketing needs and investment conditions.

INVESTMENTS OF THE SERIES ACCOUNT

The Eligible Funds

Some Variable Accounts may not be available under your Contract because the Contractholder may decide to offer only a select number of Eligible Funds and the accompanying Variable Accounts under its Plan. Please consult with your Contractholder or employer, as the case may be, or a GWFS authorized representative for more information concerning the availability of Variable Accounts under your Contract.

Each Variable Account invests in an Eligible Fund, which is a separate mutual fund having its own investment objectives and policies and is registered with the SEC as an open-end management investment company or portfolio thereof. The SEC does not supervise the management or the investment practices and policies of any of the Eligible Funds.

Insurance-Dedicated Eligible Funds. Many of the Eligible Funds described in this Prospectus are available only to insurance companies for their variable contracts. These Eligible Funds are often referred to as “insurance dedicated funds,” and are used for “mixed” and “shared” funding. “Mixed funding” occurs when shares of an Eligible Fund, which the Variable Accounts buy for the Contract, are bought for variable life insurance policies issued by us or other insurance companies. “Shared funding” occurs when shares of an Eligible Fund, which the Variable Accounts buy for the Contract, are also bought by other insurance companies for their variable annuity contract.

Some of the Insurance-Dedicated Eligible Funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the Eligible Funds may be similar to, and may in fact be modeled after publicly traded mutual funds, you should understand that the Eligible Funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding Eligible Funds may differ substantially.

Public Eligible Funds. Twenty-six of the Eligible Funds, which the Variable Accounts buy for the Contract, are also available to the general public. Variable Accounts investing in the following public Eligible Funds are not available for non-qualified Plans sponsored by a taxable employer:

•	American Century Equity Income Fund (Investor Class)
•	American Century Income & Growth Fund (Investor Class)
•	American Funds Growth Fund of America (Class R3)
•	American Funds Capital World Growth and Income Fund (Class R3)
•	Artisan International Fund (Investor Class)
•	Columbia Mid Cap Value Fund (Class R)
•	Davis New York Venture Fund (Class R)
•	Federated Capital Appreciation Fund (Class A)
•	Franklin Small-Mid Cap Growth Fund (Class A)
•	Invesco Small Cap Growth (formerly AIM Small Cap Growth Fund) (Class A)
•	Invesco Van Kampen American Value Fund (formerly Van Kampen American Value Fund) (Class R)
•	Invesco Van Kampen Comstock Fund (formerly Van Kampen Comstock Fund) (Class R)
•	Invesco Van Kampen Small Cap Value Fund (formerly Van Kampen Small Cap Value Fund) (Class A)
•	Janus Twenty Fund
•	Janus Worldwide Fund
•	Janus Fund
•	Lord Abbett Value Opportunities Fund (Class A)
•	MFS Core Growth Fund (Class A)
•	Oppenheimer Capital Appreciation Fund (Class A)
•	Oppenheimer Global Fund (Class A)
•	PIMCO Total Return Fund (Administrative Class)
•	Putnam High Yield Advantage Fund (Class R)
•	Royce Total Return Fund (Class K)
•	RS Emerging Growth Fund
•	RS Select Growth Fund
•	RidgeWorth Small Cap Growth Stock Fund (Class I)

Payments We Receive. Some of the Eligible Funds’ investment advisers or administrators may compensate us for providing administrative services in connection with the Eligible Funds or cost savings experienced by the investment advisers or administrators of the Eligible Funds. Such compensation is typically based on an annual percentage of Series Account average net assets held in that Eligible Fund by us. The percentage paid may vary from one Eligible Fund company to another and generally may range up to 0.50% annually of net Series Account assets invested in the Eligible Fund. For certain Eligible Funds, some of this compensation may be paid out of Rule 12b-1 fees (ranging up to 0.50% annually of net Series Account assets in the Eligible Fund) that are deducted from Eligible Fund assets for providing distribution services related to shares of Eligible Funds offered in connection with a Rule 12b-1 plan. Any such fees deducted form Eligible Fund assets are disclosed in the Eligible Fund prospectuses. If GWFS receives 12b-1 fees, combined compensation to GWFS and us for administration related services generally ranges up to 0.75% annually of Series Account assets invested in an Eligible Fund.

The following sets forth the investment objective of each Eligible Fund and summarizes its principal investment strategy. There is no assurance that any of the Eligible Funds will achieve their respective objectives.

Maxim Series Fund, Inc.

Maxim Money Market Portfolio seeks as high a level of current income as is consistent with the preservation of capital and liquidity. Investment in the Maxim Money Market Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Eligible Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in this portfolio. The Eligible Fund seeks to meet this objective by investing in short-term securities that are issued or guaranteed by the U.S. Government or its agencies or instrumentalities, including U.S. Treasury obligations, backed by the full faith and credit of the U.S. Government, and securities of agencies of the U.S. Government including, but not limited to, the Federal Home Loan Mortgage Corporation, Federal National Mortgage Association and the Federal Home Loan Bank that carry no government guarantees. The Eligible Fund invests in securities which are only denominated in U.S. dollars and securities with a weighted average maturity of less than 60 days and a dollar-weighted average life to maturity of no more than 120 days. The Eligible Fund also invests in high-quality, short term fixed income securities. These securities will have a rating in one of the two highest rating categories for short-term fixed income obligations by at least one nationally recognized statistical rating organization such as Moody’s Investor Services, Inc. or Standard & Poor’s Corporation (or unrated securities of comparable quality).

Maxim Bond Index Portfolio seeks investment results, before fees, that track the total return of the fixed income securities that comprise the Barclays Capital Aggregate Bond Index (the “Benchmark Index”). The Portfolio will, under normal circumstances, invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in securities included in the Benchmark Index and, using sampling techniques, a portfolio of securities designed to give the Portfolio the relevant comparable attributes of the Benchmark Index. This may be accomplished through a combination of fixed income securities ownership and owning futures contracts on the Benchmark Index and options on futures contracts. The Benchmark Index covers the U.S. investment-grade bond market, including corporate, government and mortgage-backed securities.

Maxim Loomis Sayles Bond Portfolio seeks high total investment return through a combination of current income and capital appreciation. Under normal circumstances, this Eligible Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in fixed income securities. The Eligible Fund focuses on good relative value based on the credit outlook of the issuer, good structural fit within the objectives and constraints of the Eligible Fund , and maximum total return potential. The Eligible Fund may invest up to 20% in preferred stock and convertible preferred stock. It may invest up to 20% of its total assets in foreign securities; however, securities of Canadian issuers and securities issued by supranational agencies (e.g., the World Bank) are not subject to this 20% limitation. It may also invest up to 35% of its total assets in securities of below investment grade quality (“high yield/high risk” or “junk”) bonds.

Maxim U.S. Government Mortgage Securities Portfolio seeks the highest level of return consistent with preservation of capital and substantial credit protection. Under normal circumstances, this Eligible Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in mortgage related securities that have been issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities. The Eligible Fund may invest in private mortgage pass-through securities and collateralized mortgage obligations (CMOs). CMOs may be issued by private issuers and collateralized by securities issued or guaranteed by (i) the U.S. Government, (ii) agencies or instrumentalities of the U.S. Government, or (iii) private originators. The Eligible Fund may invest in commercial mortgage-backed securities, asset-backed securities, and investment grade corporate bonds The Portfolio will focus on relative value of the security by analyzing the current and expected level of interest rates, and current and historical asset yields versus treasury yields. The Eligible Fund may invest in mortgage dollar rolls with up to 20% of its net assets. In a mortgage dollar roll transaction, the Eligible Fund sells securities for delivery in the current month and simultaneously contracts to repurchase substantially similar securities (the same type, issuer, term and coupon) on a specified future date from the same party. For purposes of pursuing its investment goals, the Portfolio may, from time to time, enter into derivative contracts, including futures contracts on U.S. Treasury securities.

Maxim Ariel Small-Cap Value Portfolio seeks long-term capital appreciation. Under normal circumstances, this Eligible Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the securities of issuers classified in the small or medium/small capitalization quintiles of the Russell 3000® Index. This Eligible Fund will emphasize small companies that are believed to be undervalued but demonstrate a strong potential for growth. The Eligible Fund actively seeks investments in companies that achieve excellence in both financial return and environmental soundness, selecting issuers that take positive steps toward preserving our environment. The Eligible Fund will not invest in corporations whose primary source of revenue is derived from the production or sale of tobacco products or the manufacture of handguns.

Maxim Loomis Sayles Small-Cap Value Portfolio seeks long-term capital growth. Under normal circumstances, this Eligible Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of companies with market capitalizations that fall within the capitalization range of the Russell 2000® Index, ($7.2 million to $4.1 billion as of December 31, 2010) an index that tracks stocks of 2000 of the smallest U.S. companies in the Russell 3000® Index. The Eligible Fund seeks to build a core small-cap portfolio of common stocks of solid growth companies that the Eligible Fund’s sub-adviser believes are under-valued in the market and opportunistically invests in companies that have experienced significant business problems but which are believed to have favorable prospects for recovery. The Eligible Fund invests the remainder of its available net assets in securities of companies with market capitalizations outside of the Russell 2000® Index market capitalization range.

Maxim Small-Cap Growth Portfolio seeks to achieve long-term capital growth. Under normal circumstances, this Eligible Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investments purposes) in the common stocks of a diversified group of growth companies that are included in the Russell 2000 ® Index at the time of purchase, or if not included in that index, have market capitalizations of $3 billion or less at the time of initial purchase. This Eligible Fund may also invest up to 20% in equity securities of companies with market capitalizations in excess of $3 billion as well as invest up to 25% of its total assets in foreign securities; however, securities of Canadian issuers and American Depositary Receipts (“ADRs”) are not subject to this 25% limitation. The Eligible Fund seeks to identify companies believed to have favorable opportunities for capital appreciation within their industry group and invest in these companies when they are determined to be in the developing stages of their life-cycle and have demonstrated, or are expected to achieve, long-term earnings growth.

Maxim Index 600 Portfolio seeks investment results, before fees, that track the total return of the common stocks that comprise the following Benchmark Index: Standard’s & Poor’s (“S&P”) SmallCap 600® Stock Index. The Eligible Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in common stocks of the Benchmark Index. The Eligible Fund seeks to own the securities contained in the Benchmark Index in as close as possible a proportion as each stock’s weight in the Benchmark Index. This may be accomplished through ownership of all stocks in the Benchmark Index and/or through a combination of stock ownership and owning futures contracts on the Benchmark Index and options on futures contracts, and Exchange Traded Funds that seek to track the Benchmark Index.

Maxim Stock Index Portfolio seeks investment results, before fees, that track the total return of the common stocks that comprise the following Benchmark Indexes: Standard & Poor’s (S&P) 500 Composite Stock Price Index and the S&P MidCap 400® Index, weighted according to their respective pro-rata share of the market. (the “Benchmark Index”)8 The Eligible Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in common stocks included in the Benchmark

8 Standard & Poor’s, S&P 500 Composite Index, S&P MidCap 400 Index, S&P Small-Cap 600 Stock Index, S&P/BARRA Value Index and S&P/BARRA Growth Index are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Maxim Series Fund, Inc. and Great-West Life & Annuity Insurance Company. The Eligible Funds that track those indices are not sponsored, endorsed, sold or promoted by Standard & Poor’s and Standard & Poor’s makes no representation regarding the advisability of using any index.

Indexes. The Eligible Fund seeks to own the securities contained in the Benchmark Indexes in as close as possible a proportion as each stock’s weight in the Benchmark Indexes. This may be accomplished through ownership of all stocks in the Benchmark Indexes and/or through a combination of stock ownership and owning futures contracts on the Benchmark Indexes and options on futures contracts, and Exchange Traded Funds that seek to track the Benchmark Indexes.

Maxim T. Rowe Price Equity/Income Portfolio seeks substantial dividend income and also long-term capital appreciation. The Eligible Fund will, under normal circumstances, invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in common stocks, with 65% in the common stocks of well-established companies paying above-average dividends. The Eligible Fund will emphasize companies that appear to be undervalued by various measures with favorable prospects for increasing dividend income and capital appreciation. The Eligible Fund will invest in companies which have one or more of the following characteristics: established operating histories; above-average current dividend yields relative to the S&P 500® Index; sound balance sheets and other positive financial characteristics; low price/earnings ratio relative to the S&P 500® Index; and low stock price relative to a company’s underlying value as measured by assets, cash flow or business franchises. While most assets will typically be invested in U.S. common stocks, other securities may also be purchased in keeping with the Eligible Fund’s objectives. The Eligible Fund may invest up to 25% of its total assets in foreign securities. The Eligible Fund may also invest in fixed income securities without regard to quality, maturity, or rating, including up to 10% of its total assets in non-investment grade fixed income securities. The Eligible Fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

Maxim Ariel MidCap Value Portfolio seeks long-term capital appreciation. Under normal circumstances, invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the securities of issuers classified in the medium/small ($2.05 billion to $5.16 billion as of December 31, 2010), medium ($5.16 billion to $14.80 billion as of December 31, 2010) or medium/large ($14.80 billion to $49.53 billion as of December 31, 2010) capitalization quintiles of the Russell 3000® Index. The Eligible Fund will emphasize issuers that are believed to be undervalued but demonstrate a strong potential for growth. The Eligible Fund actively seeks investments in companies that achieve excellence in both financial return and environmental soundness, and selecting issuers that take positive steps toward preserving our environment. The Eligible Fund will not invest in corporations whose primary source of revenue is derived from the production or sale of tobacco products of the manufacture of handguns.

Maxim T. Rowe Price MidCap Growth Portfolio seeks long-term capital appreciation. The Eligible Fund will, under normal circumstances, invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the securities of issuers whose market capitalization falls within the range of companies included in either the S&P MidCap 400® Index ($460 million to $9.23 billion as of December 31, 2010) or the Russell MidCap® Growth Index ($717 million to $21.79 billion as of December 31, 2010) at the time of purchase. The market capitalization of the companies in the Portfolio, the S&P MidCap 400® Index, and the Russell MidCap® Growth Index will change over time, and the Eligible Fund will not automatically sell or cease to purchase a stock of a company it already owns just because the company’s market capitalization grows or falls outside of the index ranges. The Eligible Fund will select stocks using a growth approach and invest in companies that: offer proven products or services; have a historical record of above-average earnings growth; demonstrate potential for sustained earnings growth; have a connection to industries experiencing increasing demand; or have stock prices that appear to undervalue their growth prospects. While most assets will typically be invested in U.S. common stocks, other securities may also be purchased in keeping with the Eligible Fund’s investment objectives. The Eligible Fund may invest up to 25% of its total assets in foreign securities. The Eligible Fund may also invest in fixed income securities without regard to quality, maturity, or rating, including up to 10% of its total assets in non-investment grade fixed income securities. The Eligible Fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

Maxim Janus Large Cap Growth Portfolio seeks long-term growth of capital. The Eligible Fund will, under normal circumstances, invest 80% of its net assets (plus the amount of any borrowings for investment purposes) in securities selected for their growth potential with market capitalizations of $4 billion or more at the time of purchase. The Eligible Fund will, under normal circumstances, concentrate in a core group of 20-40 common stocks. The Eligible Fund may invest in foreign equity and fixed income securities without limit within the parameters of the Eligible Fund’s specific investment policies. The Eligible Fund may also invest up to 20% of its net assets at the time of purchase in high yield/high risk (“junk”) bonds. The portfolio manager seeks attractive investment opportunities consistent with the Eligible Fund’s investment policies by looking at companies one at a time. If the portfolio manager is unable to find such investments, a significant portion of the Portfolio’s assets may be in cash and similar investments.

Maxim Invesco ADR Portfolio seeks a high total return through capital appreciation and current income, while reducing risk through diversification. Under normal circumstances, this Eligible Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in foreign securities that are issued in the form of American Depositary Receipts ("ADRs") or foreign stocks that are registered with the SEC and traded in the U.S. The Eligible Fund can invest up to 20% of its net assets in companies located outside the U.S., including those in emerging markets. The Eligible Fund will select stocks from approximately 2,200 large and medium-sized capitalization companies, with a minimum market capitalization of $1 billion. The Eligible Fund analyzes potential investments through an investment model which compares stock price to measures such as book value, historical return on equity, company’s ability to reinvest capital, dividends, and dividend growth. The most attractive stocks identified by the model are then subjected to primary research on a global sector basis.

Maxim MFS International Value Portfolio (formerly Maxim Bernstein International Equity Portfolio) seeks long-term capital growth. Under normal circumstances, invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities. Under normal circumstances, the Eligible Fund will invest primarily in companies located outside the U.S., including those in emerging markets. The Sub-Adviser may invest a relatively large percentage of the Eligible Fund’s assets in issuers in a single country, a small number of countries, or a particular geographic region. The Sub-Adviser may invest the Eligible Fund’s assets in companies of any size. The Eligible Fund generally focuses on investing its assets in the stocks of companies that the Sub-Adviser believes are undervalued compared to their perceived worth (value companies). Value companies tend to have stock prices that are low relative to their earnings, dividends, assets, or other financial measures. The Sub-Adviser uses a bottom-up investment approach to buying and selling investments for the Eligible Fund. Investments are selected primarily based on fundamental analysis of individual issuers and their potential in light of their current financial condition, and market, economic, political, and regulatory conditions. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. Quantitative models that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors may also be considered. The Eligible Fund may, but need not, use derivative contracts, such as futures and options on securities, securities indices or currencies; options on these futures; forward currency contracts; credit default swaps and credit default swap indices; and interest rate or currency swaps. The Eligible Fund may use derivatives for any of the following purposes: as a substitute for buying and selling securities; to hedge against the economic impact of adverse changes in the market value of its portfolio securities due to changes in stock market prices, currency exchange rates or interest rates; or to enhance the Eligible Fund’s return as a non-hedging strategy that may be considered speculative.

Maxim Profile Portfolios

Each of the following five Profile Portfolios seeks to provide an asset allocation program designed to meet certain investment goals based on an investor’s risk tolerance, investment horizon and personal objectives.

Maxim Aggressive Profile I Portfolio seeks long-term capital appreciation. The Eligible Fund will, under normal circumstances, invest primarily in other portfolios of the Maxim Series Fund, as well as in other mutual funds that are part of the same group of investment companies as the Eligible Fund. The Eligible Fund will invest in Underlying Portfolios according to an asset allocation program designed to meet an investor’s risk tolerance, investment time horizon and personal objectives. The Eligible Fund has a low emphasis on income and a high emphasis on growth of capital. The risk of loss of principal for the Eligible Fund is high.

Maxim Moderately Aggressive Profile I Portfolio seeks long-term capital appreciation. The Eligible Fund will, under normal circumstances, invest primarily in other portfolios of the Maxim Series Fund, as well as in other mutual funds that are part of the same group of investment companies as the Eligible Fund. The Eligible Fund will invest in Underlying Portfolios according to an asset allocation program designed to meet an investor’s risk tolerance, investment time horizon and personal objectives. The Eligible Fund has a low emphasis on income and a medium to high emphasis on growth of capital. The risk of loss of principal for the Eligible Fund is high.

Maxim Moderate Profile I Portfolio seeks long-term capital appreciation. The Eligible Fund will, under normal circumstances, invest primarily in other portfolios of the Maxim Series Fund, as well as in other mutual funds that are part of the same group of investment companies as the Eligible Fund. The Eligible Fund will invest in Underlying Portfolios according to an asset allocation program designed to meet an investor’s risk tolerance, investment time horizon and personal objectives. The Eligible Fund has a medium emphasis on income and a medium to high emphasis on growth of capital. The risk of loss of principal for the Eligible Fund is medium.

Maxim Moderately Conservative Profile I Portfolio seeks capital appreciation. The Eligible Fund will, under normal circumstances, invest primarily in other portfolios of the Maxim Series Fund, as well as in other mutual funds that are part of the same group of investment companies as the Eligible Fund. The Eligible Fund will invest in Underlying Portfolios according to an asset allocation program designed to meet an investor’s risk tolerance, investment time horizon and personal objectives. The Eligible Fund has a medium to high emphasis on income and a low to medium emphasis on growth of capital. The risk of loss of principal for the Eligible Fund is medium.

Maxim Conservative Profile I Portfolio seeks capital preservation. The Eligible Fund will, under normal circumstances, invest primarily in other portfolios of the Maxim Series Fund, as well as in other mutual funds that are part of the same group of investment companies as the Eligible Fund. The Eligible Fund will invest in Underlying Portfolios according to an asset allocation program designed to meet an investor’s risk tolerance, investment time horizon and personal objectives. The Eligible Fund has a high emphasis on income and a low emphasis on growth of capital. The risk of loss of principal for the Eligible Fund is low.

Maxim Lifetime Asset Allocation Portfolios

Maxim Lifetime 2015 Portfolio I (Class T) seeks capital appreciation and income consistent with its current asset allocation. After 2015, the investment objective is to seek income and secondarily, capital growth. The Eligible Fund seeks to achieve its objective by investing in a professionally selected mix of mutual funds (“Underlying Portfolios”) that is tailored for investors planning to retire in (or otherwise begin using the invested funds on), or close to, 2015. Depending on its risk profile and proximity to 2015, the Eligible Fund employs a combination of investments among Underlying Portfolios in order to emphasize, as appropriate, growth, income and/or preservation of capital. The Eligible Fund currently expects (as of the date of this Prospectus) to invest 40-60% of its net assets in Underlying Portfolios that invest primarily in equity securities and 40-60% of its net assets in Underlying Portfolios that invest primarily in fixed income securities. Over time, the Eligible Fund’s asset allocation strategy will generally become more conservative, with greater emphasis on investments that provide for income and preservation of capital, and less on those offering the potential for growth. Maxim Capital Management (“MCM”) uses asset allocation strategies to allocate assets among different broad asset classes and the Underlying Portfolios. The Eligible Fund will automatically rebalance its holdings of the Underlying Portfolios on a monthly basis to maintain the appropriate asset allocation.

Maxim Lifetime 2025 Portfolio I (Class T) seeks capital appreciation and income consistent with its current asset allocation. After 2025, the investment objective is to seek income and secondarily, capital growth. The Eligible Fund seeks to achieve its objective by investing in a professionally selected mix of mutual funds (“Underlying Portfolios”) that is tailored for investors planning to retire in (or otherwise begin using the invested funds on), or close to, 2025. Depending on its risk profile and proximity to 2025, the Eligible Fund employs a combination of investments among Underlying Portfolios in order to emphasize, as appropriate, growth, income and/or preservation of capital. The Eligible Fund currently expects (as of the date of this Prospectus) to invest 60-80% of its net assets in Underlying Portfolios that invest primarily in equity securities and 20-40% of its net assets in Underlying Portfolios that invest primarily in fixed income securities. Over time, the Eligible Fund’s asset allocation strategy will generally become more conservative, with greater emphasis on investments that provide for income and preservation of capital, and less on those offering the potential for growth. MCM uses asset allocation strategies to allocate assets among different broad asset classes and the Underlying Portfolios. The Eligible Fund will automatically rebalance its holdings of the Underlying Portfolios on a monthly basis to maintain the appropriate asset allocation.

Maxim Lifetime 2035 Portfolio I (Class T) seeks capital appreciation and income consistent with its current asset allocation. After 2035, the investment objective is to seek income and secondarily, capital growth. The Eligible Fund seeks to achieve its objective by investing in a professionally selected mix of mutual funds (“Underlying Portfolios”) that is tailored for investors planning to retire in (or otherwise begin using the invested funds on), or close to, 2035. Depending on its risk profile and proximity to 2035, the Eligible Fund employs a combination of investments among Underlying Portfolios in order to emphasize, as appropriate, growth, income and/or preservation of capital. The Eligible Fund currently expects (as of the date of this Prospectus) to invest 70-95% of its net assets in Underlying Portfolios that invest primarily in equity securities and 5-30% of its net assets in Underlying Portfolios that invest primarily in fixed income securities. Over time, the Eligible Fund’s asset allocation strategy will generally become more conservative, with greater emphasis on investments that provide for income and preservation of capital, and less on those offering the potential for growth. MCM uses asset allocation strategies to allocate assets among different broad asset classes and the Underlying Portfolios. The Eligible Fund will automatically rebalance its holdings of the Underlying Portfolios on a monthly basis to maintain the appropriate asset allocation.

Maxim Lifetime 2045 Portfolio I (Class T) seeks capital appreciation and income consistent with its current asset allocation. After 2045, the investment objective is to seek income and secondarily, capital growth. The Eligible Fund seeks to achieve its objective by investing in a professionally selected mix of mutual funds (“Underlying Portfolios”) that is tailored for investors planning to retire in (or otherwise begin using the invested funds on), or close to, 2045. Depending on its risk profile and proximity to 2045, the Eligible Fund employs a combination of investments among Underlying Portfolios in order to emphasize, as appropriate, growth, income and/or preservation of capital. The Eligible Fund currently expects (as of the date of this Prospectus) to invest 75-95% of its net assets in Underlying Portfolios that invest primarily in equity securities and 5-25% of its net assets in Underlying Portfolios that invest primarily in fixed income securities. Over time, the Eligible Fund’s asset allocation strategy will generally become more conservative, with greater emphasis on investments that provide for income and preservation of capital, and less on those offering the potential for growth. MCM uses asset allocation strategies to allocate assets among different broad asset classes and the Underlying Portfolios. The Eligible Fund will automatically rebalance its holdings of the Underlying Portfolios on a monthly basis to maintain the appropriate asset allocation.

Maxim Lifetime 2055 Portfolio I (Class T) seeks capital appreciation and income consistent with its current asset allocation. After 2055, the investment objective is to seek income and secondarily, capital growth. The Eligible Fund seeks to achieve its objective by investing in a professionally selected mix of mutual funds (“Underlying Portfolios”) that is tailored for investors planning to retire in (or otherwise begin using the invested funds on), or close to, 2055. Depending on its risk profile and proximity to 2055, the Eligible Fund employs a combination of investments among Underlying Portfolios in order to emphasize, as appropriate, growth, income and/or preservation of capital. The Eligible Fund currently expects (as of the date of this Prospectus) to invest 75-98% of its net assets in Underlying Portfolios that invest primarily in equity securities and 2-25% of its net assets in Underlying Portfolios that invest primarily in fixed income securities. Over time, the Eligible Fund’s asset allocation strategy will generally become more conservative, with greater emphasis on investments that provide for income and preservation of capital, and less on those offering the potential for growth. MCM uses asset allocation strategies to allocate assets among different broad asset classes and the Underlying Portfolios. The Eligible Fund will automatically rebalance its holdings of the Underlying Portfolios on a monthly basis to maintain the appropriate asset allocation.

Maxim Lifetime 2015 Portfolio II (Class T) seeks capital appreciation and income consistent with its current asset allocation. After 2015, the investment objective is to seek income and secondarily, capital growth. The Eligible Fund seeks to achieve its objective by investing in a professionally selected mix of mutual funds (“Underlying Portfolios”) that is tailored for investors planning to retire in (or otherwise begin using the invested funds on), or close to, 2015. Depending on its risk profile and proximity to 2015, the Eligible Fund employs a combination of investments among Underlying Portfolios in order to emphasize, as appropriate, growth, income and/or preservation of capital. The Eligible Fund currently expects (as of the date of this Prospectus) to invest 40-60% of its net assets in Underlying Portfolios that invest primarily in equity securities and 40-60% of its net assets in Underlying Portfolios that invest primarily in fixed income securities. Over time, the Eligible Fund’s asset allocation strategy will generally become more conservative, with greater emphasis on investments that provide for income and preservation of capital, and less on those offering the potential for growth. Maxim Capital Management (“MCM”) uses asset allocation strategies to allocate assets among different broad asset classes and the Underlying Portfolios. The Eligible Fund will automatically rebalance its holdings of the Underlying Portfolios on a monthly basis to maintain the appropriate asset allocation.

Maxim Lifetime 2025 Portfolio II (Class T) seeks capital appreciation and income consistent with its current asset allocation. After 2025, the investment objective is to seek income and secondarily, capital growth. The Eligible Fund seeks to achieve its objective by investing in a professionally selected mix of mutual funds (“Underlying Portfolios”) that is tailored for investors planning to retire in (or otherwise begin using the invested funds on), or close to, 2025. Depending on its risk profile and proximity to 2025, the Eligible Fund employs a combination of investments among Underlying Portfolios in order to emphasize, as appropriate, growth, income and/or preservation of capital. The Eligible Fund currently expects (as of the date of this Prospectus) to invest 60-80% of its net assets in Underlying Portfolios that invest primarily in equity securities and 20-40% of its net assets in Underlying Portfolios that invest primarily in fixed income securities. Over time, the Eligible Fund’s asset allocation strategy will generally become more conservative, with greater emphasis on investments that provide for income and preservation of capital, and less on those offering the potential for growth. MCM uses asset allocation strategies to allocate assets among different broad asset classes and the Underlying Portfolios. The Eligible Fund will automatically rebalance its holdings of the Underlying Portfolios on a monthly basis to maintain the appropriate asset allocation.

Maxim Lifetime 2035 Portfolio II (Class T) seeks capital appreciation and income consistent with its current asset allocation. After 2035, the investment objective is to seek income and secondarily, capital growth. The Eligible Fund seeks to achieve its objective by investing in a professionally selected mix of mutual funds (“Underlying Portfolios”) that is tailored for investors planning to retire in (or otherwise begin using the invested funds on), or close to, 2035. Depending on its risk profile and proximity to 2035, the Eligible Fund employs a combination of investments among Underlying Portfolios in order to emphasize, as appropriate, growth, income and/or preservation of capital. The Eligible Fund currently expects (as of the date of this Prospectus) to invest 70-95% of its net assets in Underlying Portfolios that invest primarily in equity securities and 5-30% of its net assets in Underlying Portfolios that invest primarily in fixed income securities. Over time, the Eligible Fund’s asset allocation strategy will generally become more conservative, with greater emphasis on investments that provide for income and preservation of capital, and less on those offering the potential for growth. MCM uses asset allocation strategies to allocate assets among different broad asset classes and the Underlying Portfolios. The Eligible Fund will automatically rebalance its holdings of the Underlying Portfolios on a monthly basis to maintain the appropriate asset allocation.

Maxim Lifetime 2045 Portfolio II (Class T) seeks capital appreciation and income consistent with its current asset allocation. After 2045, the investment objective is to seek income and secondarily, capital growth. The Eligible Fund seeks to achieve its objective by investing in a professionally selected mix of mutual funds (“Underlying Portfolios”) that is tailored for investors planning to retire in (or otherwise begin using the invested funds on), or close to, 2045. Depending on its risk profile and proximity to 2045, the Eligible Fund employs a combination of investments among Underlying Portfolios in order to emphasize, as appropriate, growth, income and/or preservation of capital. The Eligible Fund currently expects (as of the date of this Prospectus) to invest 75-95% of its net assets in Underlying Portfolios that invest primarily in equity securities and 5-25% of its net assets in Underlying Portfolios that invest primarily in fixed income securities. Over time, the Eligible Fund’s asset allocation strategy will generally become more conservative, with greater emphasis on investments that provide for income and preservation of capital, and less on those offering the potential for growth. MCM uses asset allocation strategies to allocate assets among different broad asset classes and the Underlying Portfolios. The Eligible Fund will automatically rebalance its holdings of the Underlying Portfolios on a monthly basis to maintain the appropriate asset allocation.

Maxim Lifetime 2055 Portfolio II (Class T) seeks capital appreciation and income consistent with its current asset allocation. After 2055, the investment objective is to seek income and secondarily, capital growth. The Eligible Fund seeks to achieve its objective by investing in a professionally selected mix of mutual funds (“Underlying Portfolios”) that is tailored for investors planning to retire in (or otherwise begin using the invested funds on), or close to, 2055. Depending on its risk profile and proximity to 2055, the Eligible Fund employs a combination of investments among Underlying Portfolios in order to emphasize, as appropriate, growth, income and/or preservation of capital. The Eligible Fund currently expects (as of the date of this Prospectus) to invest 75-98% of its net assets in Underlying Portfolios that invest primarily in equity securities and 2-25% of its net assets in Underlying Portfolios that invest primarily in fixed income securities. Over time, the Eligible Fund’s asset allocation strategy will generally become more conservative, with greater emphasis on investments that provide for income and preservation of capital, and less on those offering the potential for growth. MCM uses asset allocation strategies to allocate assets among different broad asset classes and the Underlying Portfolios. The Eligible Fund will automatically rebalance its holdings of the Underlying Portfolios on a monthly basis to maintain the appropriate asset allocation.

Maxim Lifetime 2015 Portfolio III (Class T) seeks capital appreciation and income consistent with its current asset allocation. After 2015, the investment objective is to seek income and secondarily, capital growth. The Eligible Fund seeks to achieve its objective by investing in a professionally selected mix of mutual funds (“Underlying Portfolios”) that is tailored for investors planning to retire in (or otherwise begin using the invested funds on), or close to, 2015. Depending on its risk profile and proximity to 2015, the Eligible Fund employs a combination of investments among Underlying Portfolios in order to emphasize, as appropriate, growth, income and/or preservation of capital. The Eligible Fund currently expects (as of the date of this Prospectus) to invest 40-60% of its net assets in Underlying Portfolios that invest primarily in equity securities and 40-60% of its net assets in Underlying Portfolios that invest primarily in fixed income securities. Over time, the Eligible Fund’s asset allocation strategy will generally become more conservative, with greater emphasis on investments that provide for income and preservation of capital, and less on those offering the potential for growth. Maxim Capital Management (“MCM”) uses asset allocation strategies to allocate assets among different broad asset classes and the Underlying Portfolios. The Eligible Fund will automatically rebalance its holdings of the Underlying Portfolios on a monthly basis to maintain the appropriate asset allocation.

Maxim Lifetime 2025 Portfolio III (Class T) seeks capital appreciation and income consistent with its current asset allocation. After 2025, the investment objective is to seek income and secondarily, capital growth. The Eligible Fund seeks to achieve its objective by investing in a professionally selected mix of mutual funds (“Underlying Portfolios”) that is tailored for investors planning to retire in (or otherwise begin using the invested funds on), or close to, 2025. Depending on its risk profile and proximity to 2025, the Eligible Fund employs a combination of investments among Underlying Portfolios in order to emphasize, as appropriate, growth, income and/or preservation of capital. The Eligible Fund currently expects (as of the date of this Prospectus) to invest 60-80% of its net assets in Underlying Portfolios that invest primarily in equity securities and 20-40% of its net assets in Underlying Portfolios that invest primarily in fixed income securities. Over time, the Eligible Fund’s asset allocation strategy will generally become more conservative, with greater emphasis on investments that provide for income and preservation of capital, and less on those offering the potential for growth. MCM uses asset allocation strategies to allocate assets among different broad asset classes and the Underlying Portfolios. The Eligible Fund will automatically rebalance its holdings of the Underlying Portfolios on a monthly basis to maintain the appropriate asset allocation.

Maxim Lifetime 2035 Portfolio III (Class T) seeks capital appreciation and income consistent with its current asset allocation. After 2035, the investment objective is to seek income and secondarily, capital growth. The Eligible Fund seeks to achieve its objective by investing in a professionally selected mix of mutual funds (“Underlying Portfolios”) that is tailored for investors planning to retire in (or otherwise begin using the invested funds on), or close to, 2035. Depending on its risk profile and proximity to 2035, the Eligible Fund employs a combination of investments among Underlying Portfolios in order to emphasize, as appropriate, growth, income and/or preservation of capital. The Eligible Fund currently expects (as of the date of this Prospectus) to invest 70-95% of its net assets in Underlying Portfolios that invest primarily in equity securities and 5-30% of its net assets in Underlying Portfolios that invest primarily in fixed income securities. Over time, the Eligible Fund’s asset allocation strategy will generally become more conservative, with greater emphasis on investments that provide for income and preservation of capital, and less on those offering the potential for growth. MCM uses asset allocation strategies to allocate assets among different broad asset classes and the Underlying Portfolios. The Eligible Fund will automatically rebalance its holdings of the Underlying Portfolios on a monthly basis to maintain the appropriate asset allocation.

Maxim Lifetime 2045 Portfolio III (Class T) seeks capital appreciation and income consistent with its current asset allocation. After 2045, the investment objective is to seek income and secondarily, capital growth. The Eligible Fund seeks to achieve its objective by investing in a professionally selected mix of mutual funds (“Underlying Portfolios”) that is tailored for investors planning to retire in (or otherwise begin using the invested funds on), or close to, 2045. Depending on its risk profile and proximity to 2045, the Eligible Fund employs a combination of investments among Underlying Portfolios in order to emphasize, as appropriate, growth, income and/or preservation of capital. The Eligible Fund currently expects (as of the date of this Prospectus) to invest 75-95% of its net assets in Underlying Portfolios that invest primarily in equity securities and 5-25% of its net assets in Underlying Portfolios that invest primarily in fixed income securities. Over time, the Eligible Fund’s asset allocation strategy will generally become more conservative, with greater emphasis on investments that provide for income and preservation of capital, and less on those offering the potential for growth. MCM uses asset allocation strategies to allocate assets among different broad asset classes and the Underlying Portfolios. The Eligible Fund will automatically rebalance its holdings of the Underlying Portfolios on a monthly basis to maintain the appropriate asset allocation.

Maxim Lifetime 2055 Portfolio III (Class T) seeks capital appreciation and income consistent with its current asset allocation. After 2055, the investment objective is to seek income and secondarily, capital growth. The Eligible Fund seeks to achieve its objective by investing in a professionally selected mix of mutual funds (“Underlying Portfolios”) that is tailored for investors planning to retire in (or otherwise begin using the invested funds on), or close to, 2055. Depending on its risk profile and proximity to 2055, the Eligible Fund employs a combination of investments among Underlying Portfolios in order to emphasize, as appropriate, growth, income and/or preservation of capital. The Eligible Fund currently expects (as of the date of this Prospectus) to invest 75-98% of its net assets in Underlying Portfolios that invest primarily in equity securities and 2-25% of its net assets in Underlying Portfolios that invest primarily in fixed income securities. Over time, the Eligible Fund’s asset allocation strategy will generally become more conservative, with greater emphasis on investments that provide for income and preservation of capital, and less on those offering the potential for growth. MCM uses asset allocation strategies to allocate assets among different broad asset classes and the Underlying Portfolios. The Eligible Fund will automatically rebalance its holdings of the Underlying Portfolios on a monthly basis to maintain the appropriate asset allocation.

The Alger Portfolios

Alger Mid Cap Growth Portfolio (formerly Alger American MidCap Growth Portfolio) (Class I-2) seeks long-term capital appreciation. This Eligible Fund focuses on midsize companies with promising growth potential. Under normal circumstances, the Eligible Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in the equity securities of companies that, at the time of purchase of the securities, have a market capitalization within the range of companies included in the Russell Midcap® Growth Index or the S&P MidCap 400 Index, updated quarterly.

Alger Balanced Portfolio (Class I-2) seeks current income and long-term capital appreciation. This Eligible Fund focuses on stocks of companies with growth potential and fixed-income securities, especially those which appear to have some potential for capital appreciation. Under normal circumstances, the Eligible Fund invests in equity securities and fixed-income securities, which may include corporate bonds, debentures and notes, U.S. government securities, mortgage-backed and asset-backed securities, commercial paper and other fixed-income securities. Most of the Eligible Fund’s fixed-income investments will be concentrated within the four highest categories as determined by an established rating agency or, if not rated, will have been determined by the portfolio manager to be of comparable quality. The Eligible Fund may also invest up to 10% of its net assets in lower-rated securities rated “B” (or the equivalent) or better by any one of those rating agencies or, if not rated, will have been determined by the portfolio manager to be of comparable quality. Under normal circumstances, the Eligible Fund will invest at least 25% of its net assets in fixed-income securities and at least 25% of its net assets in equity securities.

Alger Small Cap Growth Institutional Fund (Class I) seeks long-term capital appreciation. The Eligible Fund focuses on small, fast-growing companies that Fred Alger Management, Inc. believes offer innovative products, services or technologies to a rapidly expanding marketplace. Under normal circumstances, the Eligible Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in the equity securities of small-capitalization companies. A small-capitalization company has a market capitalization within the range of companies in the Russell 2000 Growth Index or the S&P SmallCap 600 Index, as reported by the indexes as of the most recent quarter-end. At December 31, 2010, the market capitalization of the companies in these indexes ranged from $24.2 million to $5 billion. The Eligible Fund can invest in options.

Columbia Funds Variable Insurance Trust

Columbia LifeGoal® Balanced Growth Portfolio (formerly Columbia Asset Allocation Fund, Variable Series) (Class A) seeks total return, consisting of capital appreciation and current income. Under normal circumstances, the Eligible Fund invests most of its assets in Class Z shares of mutual funds managed by Columbia Management Investment Advisers, LLC, the Eligible Fund’s investment adviser (the Adviser), or its affiliates (Columbia Funds), exchange traded funds (ETFs) and third party-advised funds, equity and fixed income securities, including Treasury Inflation Protected Securities (TIPS), and other instruments such as derivatives.

Fidelity Variable Insurance Products Funds

Fidelity VIP Contrafund® Portfolio (Initial Class) seeks long-term capital appreciation by investing primarily in common stocks. The Eligible Fund normally invests its assets in securities of companies whose value is believed to be not fully recognized by the public. The Eligible Fund may invest in domestic and foreign issuers and may also invest in either “growth” or “value” stocks or both. The Eligible Fund uses fundamental analysis of each issuer’s financial condition and industry position and market and economic conditions to select investments.

Fidelity VIP Growth Portfolio (Initial Class) seeks capital appreciation primarily by investing in common stocks. The Eligible Fund normally invests its assets primarily in common stocks and investing in companies that the Advisor believes to have above-average growth potential (stocks of these companies are often called ‘growth’ stocks). The Eligible Fund may also invest in domestic and foreign issuers. The Eligible Fund uses fundamental analysis of each issuer’s financial condition and industry position and market and economic conditions to select investments.

Janus Aspen Series

Janus Aspen Worldwide Portfolio (formerly Janus Aspen Worldwide Growth Portfolio) (Institutional Shares) seeks long-term growth of capital in a manner consistent with the preservation of capital. The Eligible Fund invests in common stocks of companies of any size throughout the world. The portfolio normally invests in issuers from several different countries, including the United States. The Eligible Fund may, under certain circumstances, invest in a single country. The Eligible Fund may have significant exposure to emerging markets. Within the parameters of its specific investment policies, the Eligible Fund may invest in foreign equity and debt securities.

Pioneer Variable Contracts Trust

Pioneer Equity Income VCT Portfolio (Class II) seeks current income and long-term growth of capital by investing in a portfolio consisting of primarily income producing equity securities of U.S. corporations.

The following Eligible Funds are publicly offered mutual funds:

American Century Funds

American Century Equity Income Fund (Investor Class) seeks to provide current income. Capital appreciation is a secondary objective. The portfolio managers look for equity securities with a favorable income-paying history that have prospects for dividend payments to continue or increase. The portfolio managers also look for equity securities of companies that they believe are undervalued and have the potential for an increase in price. To identify these undervalued companies, the portfolio managers look for companies with earnings, cash flows and/or assets that may not be reflected in the companies’ stock prices or may be outside the companies’ historical ranges.

American Century Income & Growth Fund (Investor Class) seeks capital growth by investing in common stocks. Income is a secondary objective. In selecting stocks, the Eligible Fund’s managers use quantitative management techniques in a two-step process. First, the managers rank stocks, primarily those of large (those with a market capitalization greater than $2 billion), publicly-traded U.S. companies, from most attractive to least attractive based on each stock’s value as well as its growth potential. Second, the Eligible Fund’s managers use a quantitative model to build a portfolio of stocks from the ranking described above that they believe will provide the optimal balance between risk and expected return. The Eligible Fund’s managers also attempt to create a dividend yield that will be greater than that of the S&P 500® Index.

American Funds

American Funds Capital World Growth and Income Fund (Class R-3) seeks to provide long-term growth of capital while providing current income. The Eligible Fund invests primarily in common stocks of well-established companies located around the world, many of which have the potential to pay dividends. The Eligible Fund invests, on a global basis, in common stocks that are denominated in U.S. dollars or other currencies. Under normal market circumstances the Eligible Fund will invest a significant portion of its assets in securities of issuers domiciled outside the United States. The Eligible Fund may also invest in issuers in developing countries.

American Funds Growth Fund of America (Class R3) seeks to provide growth of capital. The Eligible Fund invests primarily in common stocks. Equity investments are subject to market fluctuations. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities. The fund may invest up to 25% of its assets in securities of issuers domiciled outside the United States. Investing outside the United States involves additional risks, such as currency fluctuations, periods of illiquidity and price volatility, as more fully described in the prospectus. These risks may be heightened in connection with investments in developing countries. The Eligible Fund may invest up to 10% of its assets in lower quality nonconvertible debt securities (rated Ba1 or below by Moody’s Investors Service and BB+ or below by Standard & Poor’s Corporation or unrated but determined to be of equivalent quality). The values of debt securities may be affected by changing interest rates and by changes in effective maturities and credit ratings of these securities. Bond ratings are generally issued by independent rating agencies and are designed to provide an indication of an issuer's creditworthiness. The Eligible Fund's investment adviser attempts to reduce these risks through diversification of the portfolio and with ongoing credit analysis, as well as by monitoring economic and legislative developments, but there can be no assurance that it will be successful at doing so.

Artisan Funds, Inc.

Artisan International Fund (Investor Class) seeks maximum long-term capital growth. Under normal market conditions, the Eligible Fund is substantially fully invested in common stocks and similar securities, and invests at least 65% of its net assets at market value at the time of purchase in securities of non-U.S. companies, including up to 20% of its net assets at market value at the time of purchase in emerging and less developed markets, in a portfolio that is broadly diversified by country, industry and company.

Columbia Funds

Columbia Mid Cap Value Fund (Class R) seeks long-term capital appreciation. Under normal circumstances, the Eligible Fund invests at least 80% of net assets in equity securities of U.S. companies that have market capitalizations in the range of the companies in the Russell Midcap® Value Index at the time of purchase, that the Eligible Fund’s advisor believes are undervalued and have the potential for long-term growth. The Eligible Fund may invest up to 20% of its total assets in foreign securities. The Eligible Fund may also invest in real estate investment trusts. The Eligible Fund’s advisor combines fundamental and quantitative analysis with risk management in identifying value opportunities and constructing the Eligible Fund’s portfolio. The Eligible Fund’s advisor considers, among other factors: (1) businesses that are believed to be fundamentally sound and undervalued due to investor indifference, investor misperception of company prospects, or other factors; (2) various measures of valuation, including price-to-cash flow, price-to-earnings, price-to-sales, and price-to-book value (the funds advisor believes that companies with lower valuations are generally more likely to provide opportunities for capital appreciation); (3) a company’s current operating margins relative to its historic range and future potential; and (4) indicators of stock price appreciation, such as anticipated earnings growth, company restructuring, changes in management, business model changes, new product opportunities, or anticipated improvements in macroeconomic factors. The Eligible Fund’s advisor may sell a security when the security’s price reaches a target set by the Eligible Fund’s advisor; if the Eligible Fund’s advisor believes that there is deterioration in the issuer’s financial circumstances or fundamental prospects, or that other investments are more attractive; or for other reasons.

Davis Funds

Davis New York Venture Fund (Class R) seeks long-term growth of capital.

Federated Equity Funds

Federated Capital Appreciation Fund (Class A) seeks to provide capital appreciation. Under normal market conditions, the Eligible Fund invests primarily in common stock of companies with large and medium market capitalizations that offer superior growth prospects or of companies whose stock is undervalued.

Franklin Strategic Series Funds

Franklin Small-Mid Cap Growth Fund (Class A) seeks long-term capital growth by investing at least 80% of its net assets in equity securities of small cap and mid cap companies within the market capitalization ranges of the Russell 2500™ Index for small-cap companies and Russell Midcap® Index for mid-cap companies, at the time of purchase.

Invesco Funds

Invesco Small Cap Growth Fund (Class A) seeks long-term growth of capital. The Eligible Fund invests, under normal circumstances, at least 80% of its assets (plus borrowings for investment purposes) in securities of small-capitalization issuers. In complying with the 80% investment requirement, the Eligible Fund may include synthetic instruments that have economic characteristics similar to the fund’s direct investments that are counted toward the 80% investment requirement. The Eligible Fund invests primarily in equity securities of issuers that are considered by the Eligible Fund’s portfolio managers to have strong earnings growth. The Eligible Fund considers an issuer to be a small-capitalization issuer if it has a market capitalization, at the time of purchase, no larger than the largest capitalized issuer included in the Russell 2000 Index is a widely recognized, unmanaged index of equity securities that measure the performance of the 2,000 smallest issuers in the Russell 3000 Index. The Russell 3000 Index measure the performance of the 3,000 largest U.S. issuers based on total market capitalization. The Eligible Fund may also invest up to 25% of its total assets in foreign securities.

Invesco Van Kampen Funds

Invesco Van Kampen American Value Fund (formerly Van Kampen American Value Fund) (Class R) seeks to provide a high total return by investing in equity securities of small-to-medium-sized corporations. The Eligible Fund’s investment adviser seeks to achieve the fund’s investment objective by investing primarily in a portfolio of equity securities of small to medium-sized U.S. corporations. The Eligible Fund’s investment adviser seeks attractively valued companies experiencing a change that could have a positive impact on a company’s outlook. The Eligible Fund emphasizes a value style of investing, seeking securities of companies that the fund’s investment adviser believes are undervalued. Portfolio securities are typically sold when the Eligible Fund’s investment adviser no longer believes such securities are undervalued. Under normal market conditions, the Eligible Fund invests at least 65% of its total assets in equity securities of small to medium-sized companies. The Eligible Fund invests in equity securities including common and preferred stocks; investment grade convertible securities and equity-linked securities; and rights and warrants to purchase common stocks and other equity interests, such as partnership and trust interests. The Eligible Fund may invest up to 20% of its total assets in real estate investment trusts. The Eligible Fund may invest up to 20% of its total assets in foreign securities. The Eligible Fund may purchase and sell certain derivative instruments, such as options, future contracts, options on futures contracts and forward contracts, for various portfolio management purposes, including to earn income, to facilitate portfolio management and to mitigate risks.

Invesco Van Kampen Comstock Fund (formerly Van Kampen Comstock Fund) (Class R) seeks capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks. Under normal market conditions, Invesco Advisers, Inc. (the Adviser), the Fund’s investment adviser, seeks to achieve the Fund’s investment objective by investing in a portfolio of equity securities, consisting principally of common stocks, preferred stocks and securities convertible into common and preferred stocks. Under normal market conditions, the

Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks at the time of investment. The fund emphasizes a value style of investing, seeking well-established, undervalued companies believed by the fund’s investment adviser to possess the potential for capital growth and income. Portfolio securities are typically sold when the assessments of the Adviser of the capital growth and income potential of such securities materially change. The Fund may invest in issuers of small-, medium- or large-sized companies. The fund may invest up to 25% of its total assets in securities of foreign issuers. The fund may invest up to 10% of its total assets in real estate investment trusts (“REITs”). The fund may purchase and sell derivative instruments, such as options, futures contracts and options on futures contracts for various portfolio management purposes, including to earn income, to facilitate portfolio management and to mitigate risks.

Invesco Van Kampen Small Cap Value Fund (formerly Van Kampen Small Cap Value Fund) (Class A) seeks capital appreciation. Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in small capitalization companies at the time of investment. The Fund’s policy in the foregoing sentence may be changed by the Fund’s Board but no change is anticipated; if the Fund’s policy in the foregoing sentence changes, the Fund will notify shareholders in writing at least 60 days prior to implementation of the change and shareholders should consider whether the Fund remains an appropriate investment in light of the changes. The Fund considers a company to be a small-capitalization issuer if it has a market capitalization, at the time of purchase, no larger than the largest capitalized issuer included in the Russell 2000® Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. As of July 31, 2010, the capitalization of companies in the Russell 2000® Index range from $15 million to $2.4 billion. The Russell 2000® Index measures the performance of the 2,000 smallest issuers in the Russell 3000® Index, which measures the performance of the 3,000 largest U.S. issuers. The Russell 2000® Index is widely regarded as representative of small capitalization issuers. Investments in smaller-sized companies may offer greater opportunities for capital growth than larger sized companies, but also may involve special risks. Small capitalization companies typically are subject to a greater degree of change in earnings and business prospects than are larger companies and often have limited product lines, markets, distribution channels or financial resources, and they may be dependent upon one or a few key people for management. The securities of such companies may be subject to more abrupt or erratic market movements than securities of larger companies or the market averages in general.

Janus Investment Funds

Janus Fund (Class T Shares) seeks long-term growth of capital in a manner consistent with the preservation of capital. The Eligible Fund pursues its investment objective by investing primarily in common stocks selected for their growth potential. Although the Eligible Fund may invest in companies of any size, it generally invests in larger, more established companies

Janus Twenty Fund (Class T Shares) seeks long-term growth of capital. The Eligible Fund pursues its investment objective by normally investing primarily in a core group of 20-30 common stocks selected for their growth potential.

Janus Worldwide Fund (Class T Shares) seeks long-term growth of capital in a manner consistent with the preservation of capital. The Eligible Fund pursues its investment objective by investing primarily in common stocks of companies of any size located throughout the world. The Eligible Fund normally invests in issuers from several different countries, including the United States. The Eligible Fund may, under unusual circumstances, invest in a single country. The Eligible Fund may have significant exposure to emerging markets. The Eligible Fund may also invest in foreign equity and debt securities.

Effective May 16, 2011, the Janus Worldwide Fund will change its investment objective and principal investment strategies. As of the Effective Date, the new Eligible Fund description will be:

Janus Worldwide Fund (Class T Shares) seeks long-term growth of capital. The Eligible Fund pursues its investment objective by investing primarily in equity securities, which include, but are not limited to, common stocks, preferred stocks, and depositary receipts of companies of any size located throughout the world. The Eligible Fund normally invests in issuers from several different countries, including the United States. The Eligible Fund may, under unusual circumstances, invest in a single country. The Eligible Fund may have significant exposure to emerging markets. The Eligible Fund may also invest in foreign equity and debt securities.

Lord Abbett Funds

Lord Abbett Value Opportunities Fund (Class A) seeks long-term capital appreciation. To pursue this objective, the Eligible Fund normally invests at least 65% of its net assets in equity securities of small and mid-sized companies. The remainder of the Eligible Fund’s assets may be invested in companies of all capitalization ranges. The Eligible Fund may change this policy at any time.

In selecting investments, the Eligible Fund attempts to invest in companies the portfolio manager believes have been undervalued by the market and are selling at reasonable prices. The Eligible Fund seeks to identify companies that have the strongest fundamentals relative to valuation and looks for positive factors that the Eligible Fund believes are likely to improve the value of the company’s stock price.

In selecting investments, the Eligible Fund may invest in U.S. and foreign (which may include emerging market) companies. Foreign companies may be traded on U.S. or non-U.S. securities exchanges and may include American Depositary Receipts (“ADRs”).

The Eligible Fund’s investments primarily include the following types of securities and other financial instruments:

•

Equity securities of mid-sized and small companies. Equity securities include common stocks, preferred stocks, convertible securities and equity interests in trusts (including real estate investment trusts), partnerships, joint ventures, and limited liability companies. The Fund also may invest in securities that have equity characteristics or are tied to the price of stock, including rights and convertible debt securities.

•	Mid-sized and small companies having a market capitalization at the time of purchase that falls within the market capitalization range of companies in the Russell 2500® Index.

•

Value companies that portfolio management believes to be undervalued according to certain financial measurements of intrinsic worth or business prospects and have the potential for capital appreciation.

At its discretion and consistent with the Eligible Fund’s investment objective, the Eligible Fund selectively may use derivatives, including futures, forwards, options, and swaps, to hedge against the decline in value of the Eligible Fund’s investments and for other risk management purposes, to efficiently gain targeted investment exposure, and to seek to increase the Fund’s investment returns.

MFS® Funds

MFS® Core Growth Fund (Class A) seeks capital appreciation. Under normal market conditions, the Eligible Fund invests its assets primarily in equity securities. The Eligible Fund focuses on investing its assets in the stock of companies MFS believes to have above average earnings growth potential compared to other companies (growth companies). Growth companies tend to have stock prices that are high relative to their earnings, dividends, book value, or other financial measures. While the Eligible Fund may invest its assets in companies of any size, the fund generally focuses on companies with large capitalizations. The Eligible Fund may invest it’s assets in foreign securities and derivatives. MFS may use derivatives for different purposes, including to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the fund, or as alternatives to direct investments.

MFS uses a bottom-up investment approach in buying and selling investments for the Eligible Fund. Investments are selected primarily based on fundamental analysis of issuers and their potential in light of their current financial condition and industry position, and market, economic, political, and regulatory conditions. Factors considered may include analysis of earnings, cash flows, competitive position, and management ability. Quantitative models that systemically evaluate these and other factors may also be considered.

Oppenheimer Funds

Oppenheimer Capital Appreciation Fund (Class A) seeks capital appreciation. Under normal market conditions, the Eligible Fund invests mainly in common stocks of “growth companies.” Growth companies are companies whose earnings and stock prices are expected to increase at a faster rate than the overall market. These may be newer companies or established companies of any capitalization range that the investment adviser believes may appreciate in value over the long term. Currently, the Eligible Fund primarily focuses on established companies that are similar in size to companies in the S&P 500 Index or Russell 1000 Growth Index.

Oppenheimer Global Fund (Class A) seeks capital appreciation. Under normal market conditions, the Eligible Fund invests mainly in common stocks of U.S. and foreign companies. The Eligible Fund can invest without limit in foreign securities and can invest in any country, including countries with developing or emerging markets. However, the Eligible Fund currently emphasizes investments in developed markets such as the United States, Western Europe countries and Japan. The Eligible Fund does not limit its investments to companies in a particular capitalization range, but primarily invests in mid- and large-cap companies. The Eligible Fund is not required to allocate its investments in any set percentages in any particular countries. As a fundamental policy, the Eligible Fund normally will invest in at least three countries (one of which may be the United States). Typically, the Eligible Fund invests in a number of different countries.

PIMCO Funds

PIMCO Total Return Fund (Administrative Class) seeks maximum total return, consistent with preservation of capital and prudent investment management. The Eligible Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. . The average portfolio duration of the Eligible Fund normally varies within two years (plus or minus) of the duration of the Barclays Capital U.S. Aggregate Index, which as of June 30, 2010 was 4.30 years. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates.

The Eligible Fund invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s Investor’s Services, Inc., or equivalently rated by S&P or Fitch or, if unrated, determined by PIMCO to be of comparable quality. The Eligible Fund may invest up to 15% of its total assets in securities and instruments that are economically tied to emerging market countries. The Eligible Fund may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers. The Eligible Fund may invest up to 15% of its total assets in securities and instruments that are economically tied to emerging market countries. The Eligible Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets.

The Eligible Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Eligible Fund’s prospectus or Statement of Additional Information. The Eligible Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Eligible Fund may invest up to 10% of its total assets in preferred stock, convertible securities and other equity related securities.

Putnam Funds

Putnam High Yield Advantage Fund (Class R) seeks high current income. Capital growth is a secondary goal when consistent with achieving high current income. The Eligible Fund invests mainly in bonds that: (1) are obligations of U.S. companies; (2) are below investment-grade in quality (Sometimes referred to as “junk bonds”); and (3) have intermediate-to long-term maturities (three years or longer). Under normal circumstances, the Eligible Fund invests at least 80% of the Eligible Fund’s net assets in securities rated below investment grade.

Putnam International Capital Opportunities Fund (Class R) seeks long-term capital appreciation. The Eligible Fund invests mainly in common stocks (growth or value stocks or both) of small and midsize companies outside of the United States that the Eligible Fund believes have favorable investment potential. For example, the Eligible Fund may purchase stocks of companies with stock prices that reflect a value lower than that which the fund places on the company. The Eligible Fund also considers other factors it believes will cause the stock price to rise. The Eligible Fund invests mainly in developed countries, but may also invest in emerging markets.

RidgeWorth Funds

RidgeWorth Small Cap Growth Stock Fund (Class I) seeks to provide long-term capital appreciation. The Eligible Fund generally invests at least 80% of its net assets in U.S. traded equity securities of small cap companies. U.S. traded equity securities may include American Depository Receipts (“ADRs”). The subadviser considers small cap companies to be companies with market capitalizations similar to those companies in the Russell 2000® Growth Index. As of July 1, 2010, the market capitalization range of companies in the Russell 2000® Growth Index was between approximately $20,000 and $2.6 billion. In selecting investments for the Eligible Fund, the subadviser chooses companies that it believes have above average growth potential to beat expectations as a result of strong business fundamentals, such as revenue growth, improving cash flows, increasing margins and positive earning trends.

Royce Funds

Royce Total Return Fund (Class K) seeks both long-term growth of capital and current income. The Eligible Fund’s investment advisor invests its assets primarily in the dividend-paying securities of small- and micro-cap companies. Of the more than 5,100 small- and micro-cap companies, more than 1,500 currently pay dividends. Investing in such securities may tend to stabilize the volatility inherent in the prices of small- and micro-cap securities. Normally, the Eligible Fund invests at least 65% of its net assets in equity securities. At least 90% of these securities will produce dividend or interest income to the Eligible Fund, and at least 65% will be issued by companies with stock market capitalizations up to $2.5 billion at the time of investment. Although the Eligible Fund normally focuses on the securities of U.S. companies, it may invest up to 25% of its net assets in foreign securities.

RS Investment Trust

RS Select Growth Fund (formerly RS Diversified Growth Fund) seeks long-term capital growth. The Eligible Fund typically invests in a portfolio of small- and mid- capitalization growth-oriented companies. Although the Eligible Fund is a diversified mutual fund, the Eligible Fund will likely hold a limited number of securities. The Eligible Fund’s investment team currently expects that the fund will normally hold between 40 and 60 securities positions. The Eligible Fund invests principally in equity securities of companies with market capitalizations (at the time of purchase) of up to 120% of the market capitalization of the largest company included in the Russell 2500 ® Index on the last day of the most recent quarter (currently, approximately $12.7 billion, based on the size of the largest company on March 31, 2010) The Eligible Fund may hold investments in companies whose market capitalizations exceed the preceding parameter due to appreciation or acquisitions by those companies after the Eligible Fund’s purchase of their securities. The Eligible Fund may hold a substantial portion of its assets in cash and cash equivalents, although it will not necessarily do so.

RS Small Cap Growth Fund (formerly RS Emerging Growth Fund) seeks capital appreciation. . The Eligible Fund normally invests at least 80% of its net assets in small-capitalization companies. The Eligible Fund’s investment team currently considers a company to be a small-capitalization company if its market capitalization (at the time of purchase) of up to 120% of the market capitalization of the largest company included in the Russell 2000® Index on the last day of the most recent quarter (currently, approximately $6.7 billion, based on the size of the largest company on March 30, 2010). The Eligible Fund may hold a substantial portion of its assets in cash and cash equivalents, although it will not necessarily do so.

Eligible Fund Investment Advisers

The Alger Portfolios and the Alger Small Cap Growth Institutional Fund are advised by Fred Alger Management, Inc., 111 Fifth Avenue, New York, New York 10003.

American Century Investor Class Equity Income Fund and American Century Income & Growth Fund are advised by American Century Investment Management, Inc., 4500 Main Street, Kansas City, Missouri 64111.

American Funds Growth Fund of America and Capital World Growth and Income Fund are advised by Capital Research and Management Company, 333 South Hope Street, Los Angeles, California 90071.

Artisan International Fund is advised by Artisan Partners Limited Partnership, 875 East Wisconsin Avenue, Suite 800, Milwaukee, Wisconsin 53202.

Columbia LifeGoal® Balanced Growth Portfolio is advised by Columbia Management Advisors, Inc., 100 Federal Street, Boston, MA 02110.

Columbia Mid Cap Value Fund is advised by Columbia Management Advisors, LLC, 100 Federal Street, Boston, MA 02110.

Davis New York Venture Fund is advised by Davis Selected Advisers, L.P., 2949 East Elvira Road, Suite 101, Tucson, Arizona 85706.

Federated Equity Funds are advised by Federated Equity Management Company of Pennsylvania, Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, Pennsylvania 15222.

Fidelity Variable Insurance Products Fund is advised by Fidelity Management & Research Company, 2 Devonshire Street, Boston Massachusetts 02109.

Franklin Small-Mid Cap Growth Fund is advised by Franklin Advisers, Inc., One Franklin Parkway, San Mateo, California 94403.

Invesco Funds are advised by Invesco Aim Advisors, Inc., 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173.

Invesco Van Kampen Comstock Fund, Invesco Van Kampen American Value Fund and Invesco Van Kampen Small Cap Growth Fund are advised by Invesco Advisers, Inc., 1555 Peachtree Street, N.E., Atlanta, Georgia 30309.

Janus Aspen Series is advised by Janus Capital Management LLC, 151 Detroit Street, Denver, Colorado 80206.

Janus Worldwide Fund, Janus Fund and Janus Twenty Fund are advised by Janus Capital Management LLC, 151 Detroit Street, Denver, Colorado 80206.

Lord Abbett Value Opportunities Fund is advised by Lord, Abbett & Co. LLC, 90 Hudson Street, Jersey City, New Jersey 07302-3973.

Maxim Series Fund, Inc. is advised by GW Capital Management, LLC (doing business as Maxim Capital Management, LLC (“MCM”)), 8515 E. Orchard Road, Greenwood Village, Colorado 80111, a wholly owned subsidiary of Great-West.

MFS® Core Growth Fund is advised by Massachusetts Financial Services Company, 500 Boylston Street, Boston, Massachusetts 02116.

Oppenheimer Funds are advised by OppenheimerFunds, Inc., Two World Financial Center, 225 Liberty Street, 11th Floor, New York, New York 10281.

PIMCO Funds are advised by Pacific Investment Management Company LLC, 840 Newport Center Drive, Newport Beach, California 92660.

Pioneer Variable Contracts Trust is advised by Pioneer Investment Management, Inc., 60 State Street, Boston, Massachusetts 02109.

Putnam High Yield Advantage Fund and Putnam International Capital Opportunities Fund are managed by Putnam Investment Management, LLC, One Post Office Square, Boston, MA 02109.

RidgeWorth Funds are managed by RidgeWorth Capital Management, Inc., 50 Hurt Plaza, Suite 1400, Atlanta, Georgia 30303.

Royce Total Return Fund is advised by Royce & Associates, LLC, 1414 Avenue of the Americas, New York, New York 10019.

RS Select Growth Fund and RS Small Cap Growth Fund is advised by RS Investment Management Co. LLC, 388 Market Street, Suite 1700, San Francisco, California 94111.

Maxim Series Fund Sub-Advisers

Maxim Series Fund currently operates under a manager-of-managers structure under an SEC order granting exemptions, which permits MCM, without shareholder approval, to hire sub-advisers to manage the investment and reinvestment of the assets of the Portfolios of Maxim Series Fund, Inc. These sub-advisers are subject to the review and supervision of MCM and the board of directors of Maxim Series Fund, Inc.

Ariel Capital Management, LLC serves as the sub-adviser to the Maxim Ariel Mid-Cap Value Portfolio and the Maxim Ariel Small-Cap Value Portfolio. Ariel is located at 200 E. Randolph Drive, Chicago, Illinois 60601.

BNY Investment Advisors serves as the sub-adviser of the Maxim Stock Index, Maxim Index 600, Maxim Growth Index and Maxim Value Index Portfolios. BNY is located at One Wall Street, New York, New York 10286.

Invesco Global Asset Management (N.A.), Inc. serves as the sub-adviser to the Maxim Invesco ADR Portfolio. Invesco Global Asset Management (N.A.), Inc. is located at 1360 Peachtree Street, Atlanta, Georgia 30309.

Loomis, Sayles & Company, LP ("Loomis Sayles") serves as the sub-adviser to the Maxim Loomis Sayles Bond Portfolio and the Maxim Loomis Sayles Small-Cap Value Portfolio. Loomis Sayles is located at One Financial Center, Boston, Massachusetts 02111.

Massachusetts Financial Services Company ("MFS") serves as the sub-advisor for the Maxim MFS International Value Portfolio. MFS is located at 500 Boylston Street, Boston, Massachusetts 02116 .

T. Rowe Price Associates, Inc. serves as the sub-adviser to the Maxim T. Rowe Price Equity/Income Portfolio and the Maxim T. Rowe Price MidCap Growth Portfolio. T. Rowe Price is located at 100 East Pratt Street, Baltimore, Maryland 21202. It is a wholly owned subsidiary of the T. Rowe Price Group, Inc.

Janus Capital Management LLC serves as the sub-adviser of the Maxim Janus Large Cap Growth Portfolio.  Janus Capital Management LLC is located at 151 Detroit Street, Denver, Colorado 80206.

Reinvestment and Redemption

All dividend distributions and capital gains made by an Eligible Fund will be automatically reinvested in shares of that Eligible Fund on the date of distribution. We will redeem Eligible Fund shares to the extent necessary to make annuity or other payments under the Contracts.

Meeting Investment Objectives

Meeting investment objectives depends on various factors, including, but not limited to, how well the Eligible Fund managers anticipate changing economic and market conditions. There is no guarantee that any of these Eligible Funds will achieve their stated objectives.

Where to Find More Information About the Eligible Funds

Additional information about the Eligible Funds can be found in the current prospectuses for the Eligible Funds, which can be obtained by calling Great-West at (800) 701-8255, or by writing to Great-West at D790 – Great-West Retirement Services® Marketing, P.O. Box 1700, Denver, Colorado 80201-9952. The Eligible Funds’ prospectuses should be read carefully before you make a decision to invest in a Variable Account. If you received a summary prospectus for an Eligible Fund, please follow the directions on the first page of the summary to obtain a copy of the Eligible Fund prospectus.

THE CONTRACTS

Contract Availability

The Contract is generally purchased by employers or certain associations or organizations to fund their retirement plans. We issue the Contract in connection with:

•	401(a) Plans;
•	401(k) Plans;
•	403(b) Plans;
•	457(b) or (f) Plans;
•	415(m) Plans; and
•	NQDC Plans.

The Contract is generally owned by the employer, association or organization. For Contracts issued in connection with certain 403(b) Plans, the Contractholder has no right, title or interest in the amounts held under the Contract and the Participants make all elections under the Contract. For all other plans, Participants have only those rights that are specified in the Plan.

Purchasing an Interest in the Contract

Eligible organizations may acquire a Contract by completing and sending to us the appropriate forms. Once we approve the forms, we issue a Contract to the Contractholder. If you are eligible to participate in the Plan, you may purchase an interest in a Contract by completing an enrollment form and giving it to your employer or Contractholder, as applicable, or a GWFS representative. Your Participant enrollment form will be forwarded to us for processing. Please consult with your employer or the Contractholder, as the case may be, for information concerning your eligibility to participate in the Plan and the Contract.

Contributions

Your employer will send us Contributions on your behalf. Except as limited by the Code or your Plan, there is no minimum amount or number of Contributions. You can make Contributions at any time before your Annuity Commencement Date. We will receive a report of the amount paid as Contributions and this report is conclusive and binding on the Contractholder and any person or entity claiming an interest under the Contract. When the Contractholder’s report does not coincide with the Contributions received and the inconsistency is not resolved within a period of time required under the law, Great-West will return the Contribution to the payor.

Participant Account

When we approve your Participant enrollment form we will establish a Participant Account in your name to reflect all of your transactions under the Contract. You will receive a statement of your Participant Account Value no less frequently than annually. You may also review your Participant Account Value through KeyTalk® or via the Internet.

Subject to the terms of your Contract, in all instances where the Contractholder has elected to be billed for fees and charges under the Contract and any of the fees or charges remain unpaid for a specified period after the date billed, the Contractholder, in accordance with terms of the Plan, may instruct Great-West to debit Participant Accounts in the amount of the invoice not paid. Great-West may continue to deduct charges and fees quarterly from Participant Accounts unless and until the Contractholder provides Great-West with written instructions to reinitiate billing.

Assignments and Transfers

In general, the interest of any Participant or Contractholder may not be transferred, sold, assigned, pledged, charged, encumbered or in any way alienated by any of them.

ACCUMULATION PERIOD

Participant Enrollment Form and Initial Contribution

If your Participant Enrollment Form is complete, we will allocate your initial Contributions to the Variable Accounts or Fixed Account according to the instructions you provide on your Participant Enrollment Form within two business days of receipt of the Participant Enrollment Form at our Administrative Offices. If your enrollment form is incomplete, we will contact you or the Contractholder to obtain the missing information. If your Participant Enrollment Form remains incomplete for five business days, Great-West will immediately return your Contribution(s). If Great-West completes a Participant Enrollment Form within five business days of Great-West’s receipt of the incomplete enrollment form, Great-West will allocate your initial Contribution within two business days of the Participant Enrollment Form’s completion in accordance with your allocation instructions. However, if your Participant Enrollment Form is incomplete solely because you have not provided complete allocation instructions, Great-West will consider the Participant Enrollment Form to be complete if the Plan has made an election with respect to the selection of a default investment option to which such funds are to be allocated. Upon completion of your Participant Enrollment Form, the initial Contribution will be allocated to the Variable Account(s) or Fixed Account(s) as you instruct on your Participant Enrollment Form. In any event, if your Participant Enrollment Form remains incomplete after 105 days, Great-West will return your Contribution along with investment earnings, if any.

Free Look Period

Where required by law, the Participant may have the ability to cancel his or her interest in the Contract for any reason by delivering or mailing a Request to cancel to our Administrative Offices or to an authorized agent of Great-West within 15 days or a period of time required by state law after Great-West receives the Participant’s completed application form. We must receive the Participant’s cancellation Request in person or postmarked prior to the expiration of the free look period. Upon cancellation, we will refund the greater of (1) Contributions, less partial withdrawals; or, (2) the Participant’s Participant Account Value.

Subsequent Contributions

Great-West will allocate subsequent Contributions according to the allocation instructions you provided in the Participant Enrollment Form. Great-West will allocate Contributions on the Valuation Date we receive them.

You may change your allocation instructions at any time by Request. Such change will be effective the later of (1) the date you specify in your Request or (2) the Valuation Date on which Great-West receives your Request at our Administrative Offices. Once you change your allocation instructions, those instructions will be effective for all subsequent Contributions until you elect to change them again.

Any Contribution that causes a Participant Account Value to exceed $1,000,000 may require Great-West’s prior approval.

Transaction Date

All Requests, Contributions and Deposits received in good order with all required documentation at Great-West’s Administrative Offices prior to the close of business of the New York Stock Exchange (generally 4:00 p.m. Eastern Time) will be processed as of the date received, and if received after the close of business of the New York Stock Exchange will be processed on the next Business Day. However, Great-West shall not be liable for the results of any delay or interruption due to causes or conditions beyond its control, including, without limitation, labor disputes, riots, war and war-like operations including acts of terrorism, epidemics, explosions, sabotage, acts of God, failure of power, fire or other casualty, natural disaster or disruptions in orderly trading on any relevant exchange or market, including disruptions due to extraordinary market volume that results in substantial delay in receipt of correct data.

Participant Account Value

Before the Annuity Commencement Date, your Participant Account Value is the total value of your Variable Account Value and the Fixed Account Value credited to your Participant Account.

Before the Annuity Commencement Date, the Variable Account Value is the sum of your interest in the Variable Accounts. Your Variable Account Value reflects the value of the Accumulation Units credited to you in each Variable Account.

The value of a Participant’s interest in a Variable Account is the total dollar amount of all Accumulation Units credited to you. When you allocate Contributions or make Transfers to a Variable Account, Great-West credits you with Accumulation Units. Great-West determines the number of Accumulation Units credited to you by dividing your Contribution, less any applicable premium tax, or Transfer to a Variable Account by that Variable Account’s Accumulation Unit value. The number of Accumulation Units will decrease for charges deducted and Transfers, withdrawals or loans, if available, from the Variable Account.

Great-West determines the Accumulation Unit value on each Valuation Date. Great-West calculates each Variable Account’s Accumulation Unit value at the end of each Valuation Period by multiplying the value of that unit at the end of the prior Valuation Period by the Variable Account’s Net Investment Factor for the Valuation Period. The formula used to calculate the Net Investment Factor is set forth in Appendix

B. Your Variable Account Value reflects the value of the Accumulation Units credited to you in each Variable Account.

The value of a Variable Account’s assets is determined at the end of each Valuation Date.

Your Variable Account Value will reflect the investment performance of the selected Variable Account(s) which in turn reflect the investment performance of the corresponding Eligible Fund(s), which we factor in by using the Net Investment Factor referred to above.

If the Contractholder has selected Fixed Account(s) under your Contract, please see your Contract for information regarding the Fixed Account Value.

Making Transfers Under the Contract

Prior to your Annuity Commencement Date, you can Transfer your Participant Account Value among the Variable Accounts and Fixed Accounts subject to the limitations of your Contract.

Requesting Transfers

Great-West reserves the right to require a minimum amount that may be transferred and to require the Transfer of the remaining amount held in an investment option if it would be less than the minimum amount we allow to be held in that investment option.

Your Request must specify:

•	the amounts being transferred,
•	the Variable Accounts, or Fixed Accounts from which the Transfer is to be made, and
•	the Variable Accounts or Fixed Accounts that will receive the Transfer.

Currently, there is no limit on the number of Transfers you can make among the Variable Accounts each calendar year. However, Great-West reserves the right to limit, upon notice, the number of Transfers you can make.

You may make Transfers by telephone or through the Internet.

Great-West will use reasonable procedures in monitoring and accepting telephonic and Internet Transfer Requests designed to ensure that those Requests are genuine such as requiring certain identifying information, tape recording telephone instructions, and providing written confirmation of a transaction. Great-West will not be liable for losses resulting from telephone or Internet Requests reasonably believed to be genuine.

Great-West reserves the right to suspend telephone or Internet transaction privileges at any time, for some or all Contracts, and for any reason.

A Transfer will take effect on the later of the date designated in the Request or the Valuation Date when Great-West receives the Transfer Request at our Administrative Offices. If Great-West receives a Transfer Request within 30 days of the Annuity Commencement Date, Great-West may delay the Annuity Commencement Date by not more than 30 days. Additional Transfer conditions apply to Transfers to or from the Fixed Accounts. Please see your Contract for more information.

We reserve the right without prior notice to modify, restrict, suspend or eliminate the Transfer privileges at any time. Transfer restrictions may be necessary to protect investors from the negative effect large and/or numerous Transfers can have on portfolio management. Moving large amounts of money may also cause a substantial increase in Eligible Fund transaction costs that must be borne by you.

Although you are permitted to make Transfers by telephone or through the Internet, we reserve the right to require that each Transfer Request be made by a separate communication to us. We also reserve the right to require that each Transfer Request be submitted in writing and be signed by you. Transfer Requests by fax will not be accepted. Transfers among the Variable Accounts may also be subject to terms and conditions imposed by the Eligible Funds.

Market Timing & Excessive Trading

The Contracts are intended for long-term investment and not for the purpose of market timing or excessive trading activity. Market timing activity may dilute the interests of Participants in the underlying Eligible Funds. Market timing generally involves frequent or unusually large Transfers that are intended to take advantage of short-term fluctuations in the value of an Eligible Fund’s portfolio securities and the reflection of that change in the Eligible Fund’s share price. In addition, frequent or unusually large Transfers may harm performance by increasing Eligible Fund expenses and disrupting Eligible Fund management strategies. For example, excessive trading may result in forced liquidations of portfolio securities or cause the Eligible Fund to keep a relatively higher cash position, resulting in increased brokerage costs and lost investment opportunities.

We maintain procedures designed to prevent or minimize market timing and excessive trading (collectively, “prohibited trading”) by Participants. As part of those procedures, certain of the Eligible Funds have instructed us to perform standardized trade monitoring, while other Eligible Funds perform their own monitoring and request reports of the Participant's trading activity if prohibited trading is suspected. If a Participant’s trading activity is determined to constitute prohibited trading, as defined by the applicable Eligible Fund, Great-West will notify the Participant that a trading restriction will be implemented if the Participant does not cease the prohibited trading. Some Eligible Funds may require that trading restrictions be implemented immediately without warning, in which case we will notify the Participant and the Plan of the restriction imposed by the Eligible Fund(s), as applicable.

If an Eligible Fund determines, or we determine based on the applicable Eligible Fund’s definition of prohibited trading, that the Participant continues to engage in prohibited trading, we will restrict the Participant from making Transfers into the identified Eligible Fund(s) for the period of time specified by the Eligible Fund(s). Restricted Participants will be permitted to make Transfers out of the identified Eligible Fund(s) to other available Eligible Fund(s). When the Eligible Fund’s restriction period has been met, the Participant will automatically be allowed to resume Transfers into the identified Eligible Fund(s).

Additionally, if prohibited trading persists, the Eligible Fund may, pursuant to its prospectus and policies and procedures, reject all trades initiated by the Plan, including those trades of individuals who are not engaging in prohibited trading. Inherently subjective judgments will be involved if an Eligible Fund decides to reject all trades initiated by a Plan. The discretionary nature of our procedures creates a risk that we may treat some Plans or some Participants differently than others.

Please note that the Series Account’s market timing procedures are such that, for Eligible Funds that perform their own monitoring, the Series Account does not impose trading restrictions unless or until an Eligible Fund first detects and notifies us of prohibited trading activity. Accordingly, we cannot prevent all prohibited trading activity before it occurs, as it may not be possible to identify it unless and until a trading pattern is established. To the extent such Eligible Funds do not detect and notify us of prohibited trading or the trading restrictions we impose fail to curtail it, it is possible that a market timer may be able to make prohibited trading transactions with the result that the management of the Eligible Funds may be disrupted and the Participants may suffer detrimental effects such as increased costs, reduced performance, and dilution of their interests in the affected Eligible Funds.

We endeavor to ensure that our procedures are uniformly and consistently applied to all Participants, and we do not exempt any persons from these procedures. A plan sponsor, however, may elect to implement Plan level restrictions to prevent or minimize prohibited trading by Participants. To the extent that such procedures are effective, we may not receive requests for information concerning trading activity from the Eligible Funds or requests to implement the trading restrictions above. In addition, we do not enter into agreements with Participants whereby we permit prohibited trading. Subject to applicable state law and the terms of each Contract, we reserve the right without prior notice to modify, restrict, suspend or eliminate the Transfer privileges (including telephone Transfers) at any time, to require that all Transfer Requests be made by you and not by your designee, and to require that each Transfer Request be made by a separate communication to us. We also reserve the right to require that each Transfer Request be submitted in writing and be signed by you.

The Eligible Funds may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. The prospectuses for the Eligible Funds should describe any policies and procedures relating to restricting prohibited trading. The frequent trading policies and procedures of an Eligible Fund may be different, and more or less restrictive, than the frequent trading policies and procedures of other Eligible Funds and the policies and procedures we have adopted to discourage prohibited trading. For example, an Eligible Fund may impose a redemption fee. Participants should also be aware that we are legally obligated to provide (at the Eligible Funds’ request) information about each amount you cause to be deposited into an Eligible Fund (including by way of premium payments and Transfers under your Contract) or removed from the Eligible Fund (including by way of withdrawals and Transfers under your Contract). If an Eligible Fund identifies you as having violated the Eligible Fund’s frequent trading policies and procedures, we are obligated, if the Eligible Fund requests, to restrict or prohibit any further deposits or exchanges by you in respect to that Eligible Fund. Under rules recently adopted by the SEC we are required to: (1) enter into a written agreement with each Eligible Fund or its principal underwriter that will obligate us to provide to the Eligible Fund promptly upon request certain information about the trading activity of individual Participants, and (2) execute instructions from the Eligible Fund to restrict or prohibit further purchases or Transfers by specific Participants who violate the frequent trading policies established by the Eligible Fund. Accordingly, if you do not comply with any Eligible Fund’s frequent trading policies and procedures, you may be prohibited from directing any additional amounts into that Eligible Fund or directing any Transfers or other exchanges involving that Eligible Fund. You should review and comply with each Eligible Fund’s frequent trading policies and procedures, which are disclosed in the Eligible Funds’ current prospectuses.

We may revise our market timing and excessive trading policy and related procedures at our sole discretion, at any time and without prior notice, as we deem necessary or appropriate to comply with state or federal regulatory requirements or to impose additional or alternative restrictions on Participants engaging in prohibited trading. In addition, our orders to purchase shares of the Eligible Funds are generally subject to acceptance by the Eligible Fund, and in some cases an Eligible Fund may reject or reverse our purchase order. Therefore, we reserve the right to reject any Participant’s Transfer Request if our order to purchase shares of the Eligible Fund is not accepted by, or is reversed by, an applicable Eligible Fund.

You should note that other insurance companies and retirement plans may also invest in the Eligible Funds and that those companies or plans may or may not have their own policies and procedures on frequent Transfers. You should also know that the purchase and redemption orders received by the Eligible Funds generally are “omnibus” orders from intermediaries such as retirement plans or separate accounts funding variable insurance contracts. Omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and/or individual owners of variable insurance contracts. The nature of such orders may limit the Eligible Funds’ ability to apply their respective frequent trading policies and procedures. As a result, there is a risk that the Eligible Funds may not be able to detect potential prohibited trading activities in the omnibus orders they receive. We cannot guarantee that the Eligible Funds will not be harmed by Transfer activity relating to the retirement plans and/or other insurance companies that invest in the Eligible Funds. If the policies and procedures of other insurance companies or retirement plans fail to successfully discourage frequent Transfer activity, it may affect the value of your investments in the Eligible Funds. In addition, if an Eligible Fund believes that an omnibus order we submit may reflect one or more Transfer Requests from a Participant engaged in frequent Transfer activity, the Eligible Fund may reject the entire omnibus order and thereby interfere with our ability to satisfy your Request even if you have not made frequent Transfers. For Transfers into more than one investment option, we may reject or reverse the entire Transfer Request if any part of it is not accepted by or is reversed by an Eligible Fund.

Automatic Custom Transfers

Dollar Cost Averaging

You may arrange for systematic Transfers from any Variable Account to any other Variable Account. These systematic Transfers may be used to Transfer values from the Maxim Money Market Variable Account to other Variable Accounts as part of a dollar cost averaging strategy. Dollar cost averaging does not assure a greater profit, or any profit, and will not prevent or necessarily alleviate losses in a declining market. It does, however, allow you to buy more units when the price is low and fewer units when the price is high. Over time, your average cost per unit may be more or less than if you invested all your money at one time.

You can set up automatic dollar cost averaging on the following frequency periods: monthly, quarterly, semi-annually or annually. Your Transfer will be initiated on the Valuation Date you select one frequency period following the date of the Request. For example, if we receive a Request for quarterly Transfers on January 9, your first Transfer will be made on April 9 (or the following business day, as applicable) and every three months on the 9th thereafter. Transfers will continue on that same day each interval unless terminated by you or for other reasons as set forth in the Contract. There will be no additional cost for using dollar cost averaging.

If there are insufficient funds in the applicable Variable Account on the date your Transfer is scheduled, your Transfer will not be made. However, your dollar cost averaging Transfers will resume once there are sufficient funds in the applicable Variable Account. Dollar cost averaging will terminate automatically when you start taking payments from a payment option.

Dollar cost averaging Transfers must meet the following conditions:

•	The minimum amount that can be Transferred out of a Variable Account or Fixed Account is $100 per month.
•

You must: (1) specify the dollar amount to be Transferred, (2) designate the Variable Account(s) or Fixed Account(s) to which the Transfer will be made, and (3) designate the percent of the dollar amount to be allocated to each Variable Account or Fixed Account into which you are transferring money. The Accumulation Unit values will be determined on the Transfer date.

There is no charge for participation in the dollar cost averaging option.

Great-West reserves the right to modify, suspend or terminate dollar cost averaging at any time for any reason.

Please note that there may be Transfer restrictions that apply to the Fixed Account. Please consult with your Contractholder or employer, as the case may be, or a GWFS authorized representative for more information regarding transfer restrictions.

Rebalancer

Because the value of your Variable Accounts will fluctuate with the investment performance of the Eligible Funds, your asset allocation plan percentages may become out of balance over time. Rebalancer allows you to automatically reallocate your Variable Account Value to maintain your desired asset allocation. Participation in Rebalancer does not assure a greater profit, nor will it prevent or necessarily alleviate losses in a declining market.

You can set up Rebalancer as a one-time Transfer or on a quarterly, semi-annual or annual basis. If you select to rebalance only once, the Transfer will take place on the Valuation Date specified in your Request.

If you select to rebalance one period in the future on a quarterly, semi-annual or annual basis, the first Transfer will be initiated on the Valuation Date one frequency period following the date of the Request. For example, if we receive a Request for quarterly Transfers on January 9, your first Transfer will be made on April 9 (or the following business day, as applicable) and every three months on the 9th thereafter. Transfers will continue on that same day each interval unless terminated by you or for other reasons as set forth in the Contract. There will be no additional cost for using Rebalancer.

On a Rebalancing Valuation Date your money will be automatically reallocated among the Variable Accounts and Fixed Accounts based on your allocation instructions. You can change your allocation instructions at any time by Request. The Rebalancer option will terminate automatically when you start taking payments from an annuity payment option.

Rebalancer Transfers must meet the following conditions:

•

You must specify the percentage of your Participant Account Value you would like allocated to each Variable Account or Fixed Account and the frequency of rebalancing. You may modify the allocations or stop the Rebalancer option at any time, by Request.

You may not participate in dollar cost averaging and Rebalancer at the same time.

There may be transfer restrictions that apply to the Fixed Account. Please contact your employer or Contractholder, as the case may be, or a GWFS authorized representative for information regarding transfer restrictions applicable to your Plan.

There is no charge for participation in the Rebalancer option.

Great-West reserves the right to modify, suspend, or terminate the Rebalancer option at any time and for any reason.

Loans

•	Loans are not available under 415(m), NQDC, non-governmental 457(b) or 457(f) Plans.
•	Loans may be available under 401(a), 401(k), 403(b) or governmental 457(b) Plans.
•	A Participant Loan Charge may apply (See Charges and Deductions: Participant Loan Charge).
•	Consult your employer or Contractholder, as the case may be, for complete details.

Total and Partial Withdrawals

You may be allowed to Request a total or partial withdrawal at any time subject to any limitations or restrictions contained in the Code or your Plan.

Payment Requests for a partial withdrawal 30 or fewer days prior to the Annuity Commencement Date, may delay the Annuity Commencement Date by up to 30 days.

Payment Requests for partial withdrawal must specify the Variable Account(s) or Fixed Account(s) from which the partial withdrawal is to be made.

The amount available for any withdrawal is your Participant Account Value as determined on the Valuation Date you Request the withdrawal to be made. Great-West will process your withdrawal Request on the later of the date selected in the Request or the Valuation Date on which Great-West receives the Request at our Administrative Offices.

We will process your withdrawal based on the accumulation unit values next determined after we receive your withdrawal Request. This means that if we receive your Request prior to 4:00 p.m. Eastern Time, we will process the withdrawal at the unit values calculated as of 4:00 p.m. Eastern Time that Business Day. If we receive your Request at or after 4:00 p.m. Eastern Time, we will process the withdrawal at the unit values calculated as of 4:00 p.m. Eastern Time on the following Business Day.

Withdrawal proceeds attributable to the Variable Accounts will generally be paid by Great-West within seven days of the Valuation Date on which Great-West processes your Request, though payment may be postponed for a period in excess of seven days as permitted by the Investment Company Act of 1940. You may apply the amount payable upon a total withdrawal to a payment option other than a lump-sum payment.

After a total withdrawal of your Participant Account Value or at any time such value is zero, all of your rights under the Contract will terminate.

Withdrawal Requests must be in writing. If your instructions are not clear, your Request will be denied and will not be processed.

Certain restrictions under the Code and the terms of the Plan apply to partial or total withdrawals under a Contract. (See “Federal Tax Consequences” on page 52.) There are additional conditions that apply to a partial or total withdrawal of your Fixed Account Value.

Great-West reserves the right to require a minimum amount that may be transferred from a Fixed Account and to require the Transfer of the remaining amount held in an investment option if it would be less than the minimum amount we allow to be held in that investment option. In addition, there may be certain tax consequences to you when you make withdrawals. (See “Federal Tax Consequences” on page 52.)

Making a Withdrawal for Transfers to Other Companies Under the Plan

If allowed under your Contract and the Code, all or a portion of the Participant Account Value may be withdrawn and transferred to an account currently offered by another investment provider under the Plan. Transfers will generally be permitted as follows:

•	Individual Participant Transfers will be based upon the Participant Account Value.
•	No Transfers are permitted after the Annuity Commencement Date.
•	The restrictions, if any, of the Fixed Account and/or Variable Account are met.

In addition, if the Transfer is to a 403(b) annuity contract or custodial account, the Transfer must also:

•	Result in an accumulated benefit immediately after the Transfer that is at least equal to the accumulated benefit before the Transfer.
•	Continue, after the Transfer, to be subject to distribution requirements at least as strict as the distribution requirements applicable to the funds before the transfer.

Please consult with your Contractholder or employer, as the case may be, or a GWFS authorized representative for more information about making Transfers to Other Companies under the Plan.

Making a Withdrawal for Transfers to Other Plans

If allowed under your Contract, all or a portion of the Participant Account Value may be withdrawn by a Participant, Alternate Payee or beneficiary and transferred in a single sum to a contract under another employer’s plan. The Transfer will generally be permitted provided:

•	The plan receiving the Transfer allows for such transfers, and the Transfer satisfies the terms of the Plan and the Code;
•	If the Transfer is requested by a Participant, the Participant is an employee or former employee of the employer for the receiving plan;
•	If the Transfer is requested by a beneficiary, the Participant was an employee or former employee the employer for the receiving plan;
•	Great-West receives a satisfactory Request for such Transfer;
•	The restrictions, if any, of the Fixed Account and/or Variable Account are met;

•

The plan receiving the Transfer verifies, prior to the Transfer, that the amounts transferred will be invested in another Code section 403(b) vehicle and will continue after the Transfer to be subject to distribution requirements at least as strict as the distribution requirements applicable to the funds before the Transfer.

Transfers from a Governmental Plan for the Purchase of Permissive Service Credits

If allowed under your Contract and the Plan, all or portion of the Participant Annuity Value may be withdrawn by a Participant, Alternate Payee or beneficiary and transferred in a single sum to a qualified defined benefit plan that is defined by Code section 414(d) as a governmental plan. The Transfer will generally be permitted provided:

•	The Transfer satisfies the terms of the Plan and Code;
•	Great-West receives a satisfactory Request for such Transfer;
•	The restrictions, if any, of the Fixed Account and/or Variable Account are met.

Contract Termination

Either Great-West or the Contractholder may terminate the Contract upon written Request to the other party. Should this occur, then Great-West or the Contractholder, as applicable, shall provide the other party with advance written notice in accordance with the terms of the Contract that the Contract will terminate on a specific date in the future (“Contract Termination Date”).

After the Contract Termination: Date (a) no further Contributions will be made to the Group Annuity Contract; and (b) no new Participant Account will be established.

After the Contract Termination Date, Great-West will continue to administer all Participant Accounts in accordance with the provisions of the Contract until the Annuity Commencement Date or as described below.

If the Contractholder directs Great-West in a Request to pay the Participant Accounts, Great-West will pay the Variable Accounts to the designee of the Plan or to the Contractholder within 7 calendar days after the later of the Contract Termination Date or the date the Contractholder instructs Great-West to transfer assets out of the Contract. Great-West will pay the sum of the Fixed Account(s) in accordance with the specific requirements of the Contract in which you participate.

Contract Termination Due to Plan Termination

In the event that the Contractholder terminates its Plan (“Plan Termination”) with assets invested in the Contract, the Contractholder will provide Great-West written notice in accordance with the terms of the Contract that the Plan Termination has occurred and that all final Contributions have been remitted to Great-West. In addition to providing written notice of the Plan Termination, the Contractholder will provide any information or instructions Great-West may require to properly comply with such notice of Plan Termination.

Unless the Contractholder instructs Great-West that its Plan is subject to joint and survivor or other distribution rules, or that the Plan is an eligible governmental plan and the Contractholder instructs Great-West to make a plan-to-plan transfer of all of the plan assets to another eligible governmental plan within the same state, Great-West will make a lump sum distribution to each person with assets invested in the Contract (“Payee”). Depending on the Plan, Great-West will send distribution election forms to each Payee’s last known mailing address or will send distribution election forms to the Contractholder for delivery to each Payee. Upon receipt of a distribution election form from a Payee, Great-West will send a lump sum distribution to either the Payee or directly to an eligible retirement plan as elected by the Payee. In the absence of a Payee election, Great-West will automatically roll Payee lump sum distributions to the IRA provider designated by the Contractholder. In the alternative, the Contractholder may instruct

Great-West to pay the lump sum distributions for non-responsive Payees pursuant to any other applicable regulatory guidance in effect on the date of distribution.

The Contractholder acknowledges that the amount distributed from the Contract upon Plan Termination will be equal to the balance of each Participant Account as reflected in Great-West’s records on the date of distribution, less any outstanding charges or fees, income tax withholding, Premium Taxes or other fees applicable under the terms of the Contract.

The Contract will terminate once all Plan assets have been distributed.

CHARGES AND DEDUCTIONS

The charges and deductions we assess will vary by Contract according to various factors discussed below. Please contact your employer or the Contractholder, as the case may be, or your GWFS representative to determine the actual charges and deductions which are applicable to your Contract. Following is a description of charges and deductions under the Contract, the amount of which will vary upon the terms of your Contract.

Contract Maintenance Charge

•

We may deduct a contract maintenance charge from your Participant Account of not more than $100 each calendar year. Depending on the terms of your Contract, we may deduct this charge monthly, quarterly, semi-annually or annually. The contract maintenance charge will be deducted at the beginning of the designated period applicable to your Contract.

•

If your Participant Account is established after January 1, the initial contract maintenance charge will be deducted during the quarter after your one-year anniversary (calculated from the effective date of your Participant Account) and will be pro-rated for the year remaining.

•	The deduction will be pro-rated between your Variable and/or Fixed Accounts based upon their respective values on the date of deduction.
•

The Contractholder may elect to pay the contract maintenance charge to Great-West separately. If the Contractholder makes this election, then no charge will be made against the Variable Accounts or Fixed Accounts unless payment is not received by the due date.

•

For an initial period of no less than 12 months and up to 15 months, no contract maintenance charge on 403(b) Plan Contracts will be charged, depending on the date you began participating under the Contract. Please see your Contract to determine if this is applicable.

•	The annual contract maintenance charge is assessed to reimburse us for some of our administrative expenses relating to the establishment and maintenance of Participant Accounts.

Variable Asset Charge Deductions

We may deduct a VAC in the calculation of the Accumulation Unit Value, based on a percentage of assets to compensate us for bearing certain expense risks under the Contracts.

With respect to the VAC, Great-West assumes the risk that our actual expenses in administering the Contracts and the Series Account will be greater than anticipated.

In certain circumstances, the risk of adverse expense experience associated with a Contract may be reduced. In such event, the VAC applicable to that Contract may likewise be reduced. Whether such a reduction is available will be determined by Great-West based upon consideration of the following factors:

•	size of the prospective group,
•	projected annual Contributions for all Participants in the group,
•	frequency of projected distributions,
•	type and frequency of administrative and sales services provided, and
•	level of contract maintenance charge and administrative charge.

Great-West will notify a prospective purchaser of its eligibility for a reduction of the variable asset charge prior to the acceptance of an application for coverage.

If the VAC is insufficient to cover actual costs and risks assumed, the loss will fall on us. If this charge is more than sufficient, any excess will be profit to us. Currently, we expect a profit from this charge.

The level of this charge is guaranteed and will not increase above an annual effective rate of 1.25%. This charge is assessed as a daily deduction of one three hundred sixty-fifth of the per annum from the assets of each Variable Account in accordance with the Net Investment Factor formula described in Appendix A.

The amount of the VAC Deduction that you will pay depends on the terms of your Contract. It will be assessed at a rate between 0% and 1.25%. Only one rate will apply to your Contract.

Contract Termination Charge

Upon termination of the Contract by the Contractholder, a Contract Termination Charge, which is based upon a percentage of the original Start-Up Costs, may apply. If a Contract Termination Charge applies, the Contractholder shall reimburse Great-West for unrecovered Start-Up Costs pursuant to a Contract Termination Charge schedule mutually agreed upon by the Contractholder and Great-West at Contract issuance. For illustration purposes only, following is a sample Contract Termination Charge schedule:

Number of Years Completed from Contract Effective Date	Recovery Schedule of Start-up Costs Payable to Great-West
1	80%
2	60%
3	40%
4	20%
5	0%

For example, if a Contract is terminated after five years, and a Contractholder’s Plan had $25,000 in Start-Up Costs, the Contract Termination Charge would be:

Termination after 1 year - $20,000

Termination after 2 years - $15,000

Termination after 3 years - $10,000

Termination after 4 years - $5,000

Termination after 5 years - $0

The Contract Termination Charge will always be a percentage of Start-Up Costs based on a schedule that declines over a period of time. The mutually agreed upon Contract Termination Charge recovery schedule is developed at issuance using a variety of factors, including but not limited to the following:

•	Number of Participants in the Plan;
•	Total Plan assets administered by Great-West;
•	Average anticipated flow of Contributions;
•	Duration of initial term by Great-West as provider of administrative services; and
•	Extent of other services provided to the Plan by Great-West.

The Contract Termination Charge may be paid for by the Contractholder or pro rated across Participant Accounts. Please consult with your Contractholder or employer, as the case may be, or a GWFS authorized representative for more information about the Contract Termination Charge.

Participant Loan Charges

The participant loan charges are fees we deduct, authorized by your Contractholder, in connection with certain retirement plans. These charges are deducted pro rata against your Participant Account Value to compensate Great-West for the expenses associated with processing and administering your loan over the life of the loan. Please contact your employer or Contractholder, as the case may be, or a GWFS authorized representative for information regarding participant loan charges applicable to your Plan. The participant loan charges range from $25 to $100.

Premium Tax Deductions

Great-West presently intends to pay any Premium Tax levied by any governmental entity as a result of the existence of the Participant Account or the Series Account. Great-West reserves the right to deduct the Premium Tax from Participant Account Values instead of Great-West making the Premium Tax payments. Notice will be given to all Participants prior to the imposition of any such deductions from the Participant Account Values. The applicable Premium Tax rates that states and other governmental entities impose currently range from 0% to 3.5% and are subject to change by the respective state legislatures, by administrative interpretations or by judicial act. Such Premium Tax will depend, among other things, on the state of residence of a Participant and the insurance tax laws and status of Great-West in these states when the Premium Tax is incurred.

Expenses of the Eligible Funds

The net asset value of the Eligible Funds reflects the deduction of the Eligible Funds’ fees and deductions. You bear these costs indirectly when you allocate to a Variable Account. In addition, one or more of the Eligible Funds may impose special transaction fees, such as redemption fees, based on Participant activity. In the event an Eligible Fund imposes such a fee, that fee will be deducted from the Participant Account Value. The Eligible Funds’ prospectuses describe these fees and deductions.

LUMP SUM PAYMENT OPTION

You may Request that all or a portion of your Participant Account be applied to a lump sum payment option provided you are eligible to receive a distribution under the terms of the Plan and the Code. Subject to the provisions of the Fixed Account(s), the amount applied to a lump sum payment option is the amount requested as a lump sum, less any Premium Tax and applicable fees in the Contract. Please see your Contract for more information

PERIODIC PAYMENT OPTIONS

You may Request that all or part of your Participant Account Value be applied to a periodic payment option provided you are eligible to receive a distribution under the terms of the Plan and Code. The amount applied to a periodic payment option is your Participant Account Value, less any Premium Tax, if any.

•	A periodic payment option may not be used to effect Transfers under Revenue Ruling 90-24 for 403(b) Plan Participants.
•	All outstanding loan balances must be paid in full or treated as a distribution before you are eligible for a periodic payment option.

In Requesting periodic payments, you must elect:

•	The payment frequency of either 12-, 6-, 3- or 1-month intervals;
•	A payment amount;
•	The calendar day of the month and year on which payments will begin (payments shall not begin on the 29th, 30th or 31st of the month); and

•	One payment option:
¡	To allocate your payments from your Variable and/or Fixed Accounts in proportion to the assets in each account; or

¡	Select the Variable and/or Fixed Account(s) from which payments will be made.

Once the Variable and/or Fixed Accounts have been depleted, we will automatically prorate the remaining payments against all remaining available Variable and/or Fixed Accounts unless you Request the selection of another Variable and/or Fixed Account.

You may change the withdrawal option and/or the frequency once each calendar year unless you are a participant in a non-governmental 457(b), 457(f), 415(m) or NQDC Plan in which case you may not elect to change the withdrawal option and/or the frequency of payments.

While periodic withdrawals are being received:

•

You may continue to exercise all contractual rights that are available prior to electing an annuity payment option. You may continue to make Contributions only if you have elected to receive income of a specified amount.

•	You may keep the same investment options as were in force before periodic payments began.
•	Charges and fees under the Contract, if applicable, continue to apply, except as noted below:
¡	Great-West will not deduct a contingent deferred sales charge to periodic payments lasting a minimum of 36 months.
¡	We will deduct a loss of interest charge on amounts partially withdrawn from a Fixed Account.

Periodic payments will cease on the earlier of the date:

•	The amount elected to be paid under the option selected has been reduced to zero.
•	The Participant Account Value is zero.
•	You Request that withdrawals stop (non-governmental 457(b), 457(f), 415(m) or NQDC Plan Participants may not elect to cease withdrawals).
•	You die.

Under some forms of the Contract, if a distribution is owed under the applicable terms and provisions of the Plan and applicable provisions of the Code sections governing the Plan, as determined by the Contractholder, all or a portion of a Participant Account may be applied to a Periodic Payment Option selected by the Payee. Charges and fees, if any, as described in the Contract Schedule will continue to apply. Periodic Payment elections are subject to the administrative procedures of the Company in effect at the time of the election. If you choose to receive payments from the Contract through periodic payments, you may select from the following payment options.

Option 1 – Income for a specified period. You elect the length of time over which payments will be made. The amount paid will vary based on the duration you choose. The Contract will provide the available lengths of time from which you may elect. Certain Contracts may require that you elect a specified period of at least 36 months.

Option 2 – Income of a specified amount. You elect the dollar amount of the payments. Based on the amount elected, the duration may vary. The contract will provide the available dollar amounts from which you may elect.

Option 3 – Minimum Distribution. Minimum distributions are not available for 457(f) and NQDC Plan Participants. For all other Plans, you may Request to receive your minimum distribution from the Contract as specified under Code section 401(a)(9).

If you die while receiving periodic payments, any periodic payments remaining to be paid as of the Participant’s date of death will be paid to the Participant’s beneficiary. The beneficiary will receive payments remaining under the payment option in effect as of the date of the Participant’s death unless a lump sum is elected on the appropriate death claim Request form. If periodic payments stop, you may resume making Contributions. Great-West may limit the number of times you may restart a periodic payment program.

Periodic payments made for any purpose may be taxable, subject to withholding and the 10% penalty tax. Retirement plans are subject to complex rules with respect to restrictions on and taxation of distributions, including penalty taxes. A competent tax adviser should be consulted before a periodic payment option is Requested.

ANNUITY PAYMENT OPTIONS

An Annuity Commencement Date and the form of annuity payments may be elected at any time during the Accumulation Period. If the Payee is entitled to a distribution under the applicable terms and provisions of the Plan and the Code sections governing the Plan as determined by the Contractholder, all or a portion of a Participant Account may be applied to an annuity payment option selected by the Payee.

Under 403(b), 401(a), 401(k) and 457(b) Plans, the Annuity Commencement Date elected generally must, to avoid the imposition of an excise tax, not be later than:

April 1 of the calendar year following the later of either:

•	the calendar year in which the Participant attains age 70 1/2; or

•	the calendar year in which the Participant retires or such other date as may be prescribed by the Code.

Under all of the above-noted retirement programs, it is your responsibility to file the necessary Request with Great-West.

Under 457(f), 415(m) and NQDC Plans, there is no required Annuity Commencement Date.

The Annuity Commencement Date may be postponed or accelerated, or the election of any of the annuity payment options changed, upon Request received by Great-West at its Administrative Offices up to 30 days prior to the existing Annuity Commencement Date. If any Annuity Commencement Date elected would be less than 30 days from the date that the Request is received, Great-West may delay the date elected by not more than 30 days.

You can choose from the annuity payment options described below, and to the extent available under the Plan, any other annuity payment options which Great-West may choose to make available in the future. Except as otherwise provided in your Contract, the annuity payment options are payable on a fixed basis. More than one annuity payment option may be elected. If no annuity payment option is elected, the Contracts automatically provide for a fixed life annuity (with respect to the Guaranteed portion of your Participant Account) with 120 monthly payments guaranteed. All or a portion of a Participant Account may be applied to an Annuity Payment Option selected by the Payee. The level of annuity payments under the following options is based upon the option selected and, depending on the option chosen, such factors as the age at which payments begin and the frequency and duration of payments.

The amount to be applied to an annuity payment option is: (i) the Participant Account Value; less (ii) Premium Tax, if any, as of the Annuity Commencement Date; less (ii) any fees described in your Contract.

Option No. 1: Single Life Annuity (available only as fixed-dollar payments)

This option provides an annuity payable during the lifetime of the Payee. The annuity payments will be paid in annual, semiannual, quarterly or monthly installments as elected. It would be possible under this option for the Payee to receive no annuity payment if he/she died prior to the date of the first annuity payment, one annuity payment if the Payee died before the second annuity payment, etc.

Option No. 2: Life Annuity with Payments Guaranteed for Designated Periods (available only as fixed-dollar payments)

This option provides an annuity payable throughout the lifetime of the Payee with the guarantee that if, at the death of the Payee, payments have been made for less than the designated period, the beneficiary will receive payments for the remainder of the period. The designated period may be 5, 10, 15, or 20 years. The period generally referred to as “Installment Refund” is available only on a fixed-dollar payment basis. The annuity payments will be paid in annual, semiannual, quarterly or monthly installments as elected.

Option No. 3: Joint Life Annuity (available only as fixed-dollar payments)

This option provides an annuity payable during the lifetime of the Payee and a joint Payee. The annuity payments will be paid in annual, semiannual, quarterly or monthly installments as elected. After the death of the Payee, and while only the joint Payee is alive, the amount payable will be a percentage of the amount paid while both were living. It would be possible under this option for the Payee and the joint Payee to receive no annuity payment if both persons died prior to the date of the first annuity payment, one annuity payment if both persons died before the second annuity payment, etc.

Option No. 4: Joint Life Annuity with Payments Guaranteed for Designated Periods (available only as fixed-dollar payments)

This option provides an annuity payable throughout the lifetime of the Payee and a joint Payee with the guarantee that if, at the death of the Payee and joint Payee, payments have been made for less than the designated period, the beneficiary will receive payments for the remainder of the period. The designated period may be 5, 10, 15, or 20 years. The period generally referred to as “Installment Refund” is available only on a fixed-dollar payment basis. After the death of the Payee, and while only the joint Payee is alive, the amount payable will be a percentage of the amount paid while both were living. The annuity payments will be paid in annual, semiannual, quarterly or monthly installments as elected.

Option No. 5: Income for Specified Period (available only as fixed-dollar payments)

Under this option, the duration of the periodic benefit is selected, and a resulting annuity payment amount will be paid to the Payee in equal annual, semiannual, quarterly, or monthly installments, as elected.

Other annuity payment options permitted under the Plan and acceptable to Great-West may be offered. Please contact your employer or the Contractholder, as the case may be, or your GWFS representative to determine the annuity payment options available under your Contract.

Fixed Annuity Payments

The guaranteed level of fixed annuity payments will be determined on the basis of: (i) the Fixed Account Value prior to the Annuity Commencement Date; and (ii) the type of annuity payment option(s) elected. The payment amount may be greater, however, if Great-West is using a more favorable table as of a Participant's Annuity Commencement Date.

Proof of Age and Survival

Great-West may require proof of age or survival of any Payee upon whose age or survival payments depend. If the age of the Participant, or beneficiary, as applicable has been misstated, the payments established will be made on the basis of the correct age. If payments were too large because of misstatement, the difference with interest may be deducted by us from the next payment or payments. If payments were too small, the difference with interest may be added by us to the next payment. This interest is at an annual effective rate that will not be less than the interest rate guaranteed by the Contract.

Frequency and Amount of Annuity Payments

Fixed Annuity payments will be paid annually, semiannually, quarterly or monthly, as Requested. However, if any payment to be made under any annuity payment option will be less than $50, Great-West may make the payments in the most frequent interval that produces a payment of at least $50. If the net amount available to apply under any annuity payment option is less than $5,000, Great-West may pay it in one lump sum.

FEDERAL TAX CONSEQUENCES

Introduction

The following discussion is a general description of the federal income tax considerations relating to the Contract and is not intended as tax advice. This discussion assumes that the Contract qualifies as an annuity contract for federal income tax purposes. This discussion is not intended to address the tax consequences resulting from all of the situations in which a person may be entitled to or may receive a distribution under the Contract. If you are concerned about these tax implications, you should consult a competent tax advisor before initiating any transaction.

This discussion is based upon Great-West’s understanding of the present federal income tax laws as currently interpreted by the Internal Revenue Service. No representation is made as to the likelihood of the continuation of the present federal income tax laws or of the current interpretation by the Internal Revenue Service. Moreover, no attempt has been made to consider any applicable state or other tax laws.

The Contracts are designed for use by groups under retirement programs which may qualify for special tax treatment under 401(a), 401(k), 403(b), 457(b), 457(f) or 415(m) of the Code or a NQDC Plan.

Taxation of Annuities in General

Section 72 of the Code governs the taxation of annuities in general and distributions from qualified plans. Tax deferral under annuity contracts purchased in connection with tax-qualified plans arises under specific provisions of the Code governing the tax-qualified plan, so a Contract should be purchased only for the features and benefits other than tax deferral that are available under an annuity contract purchased in connection with tax-qualified plans, and not for the purpose of obtaining tax deferral.

A Participant in a qualified plan is not generally taxed on increases (if any) in the value of a Participant Account until a distribution occurs. The taxable portion of a distribution is taxable as ordinary income.

Currently, none of the amounts contributed to a 457(b) or 457(f), 415(m) or NQDC Plan constitute cost basis in the Contract. Thus, all amounts distributed to Participants from a 457(b) or 457(f), 415(m) or NQDC Plan are taxable at ordinary income rates. For qualified plans and 403(b) Plans, amounts contributed on an after-tax basis constitute cost basis at time of distribution. If a Contract will be held by a taxable employer (e.g., a sole proprietorship, partnership or corporation), the investment gain on the Contract is included in the entity's income each year. This rule does not apply where the Contract is held under a 401(a), 401(k), 403(b), or governmental 457(b) Plan. An employer maintaining a 457(b) or 457(f) or 415(m) Plan as either a state or local government or a tax-exempt organization, may not be subject to tax on the gain in the Contract. If this Contract is intended to be held by a taxable employer that entity may wish to discuss these matters with a competent tax adviser.

401(a) Plans

Section 401(a) of the Code provides special tax treatment for pension, profit-sharing and stock bonus plans established by employers or employee organizations for their employees. All types of employers, including for-profit organizations, tax-exempt organizations and state and local governments, are allowed to establish and maintain 401(a) Plans. Employer Contributions and any earnings thereon are currently excluded from the Participant's gross income. Generally, the total amount of employer and employee Contributions which can be contributed to all of an employer's defined contribution qualified plans is limited to the lesser of $49,000 or 100% of a Participant's compensation as defined in section 415 of the Code, as indexed from time to time. Distributions from the Plan are subject to the restrictions contained in the plan document and the Code. Participants should consult with their employer or employee organization as to the limitations and restrictions applicable to their Plan.

401(k) Plans

Section 401(k) of the Code allows non-governmental employers or employee organizations, rural cooperatives, Indian tribal governments and rural irrigation and water conservation entities to offer a cash or deferred arrangement to employees under a profit-sharing or stock bonus plan. Currently, state and local governments are not permitted to establish 401(k) Plans. However, under a grandfather rule, certain Plans adopted before certain dates in 1986 may continue to be offered by governmental entities. Pre-tax salary reduction Contributions and any income thereon are currently excluded from the Participant's gross income. Generally, the maximum elective deferral amount that an individual may defer on a pre-tax basis to one or more 401(k) Plans is limited to an applicable dollar amount, as indexed from time to time. Elective deferrals to a 401(k) Plan must also be aggregated with elective deferrals made by a Participant to a 403(b) Plan, to a simplified employee pension or to a SIMPLE retirement account. For 2011, the total amount of elective deferrals that can be contributed to all such Plans is $16,500, adjusted for cost-of-living increases in $500 increments.

The contribution limits in section 415 of the Code also apply. The amount a highly compensated employee may contribute may be further reduced to enable the Plan to meet the discrimination testing requirements. Amounts contributed to a 401(k) Plan are subject to FICA and FUTA tax when contributed.

If allowed by the Plan, all employees who are eligible to make elective deferrals under the Plan and who have attained age 50 before the close of the plan year shall be eligible to make catch-up contributions in accordance with, and subject to the limitations of, section 414(v) of the Code.

Amounts contributed in excess of the above-described limits, and the earnings thereon, must be distributed from the Plan and included in the Participant's gross income. Excess amounts that are not properly corrected can have severe adverse consequences to the Plan and may result in additional taxes to the Participant.

Pre-tax amounts deferred into the Plan within the applicable limits, and the net investment gain, if any, reflected in the Participant Account Value are included in a Participant's gross income only for the taxable year when such amounts are paid to the Participant under the terms of the Plan. Elective deferrals and earnings thereon may not be distributed prior to age 59 1/2, unless the Participant dies, becomes disabled, severs employment or suffers a genuine financial hardship meeting the requirements of the Code. Restrictions apply to the amount that may be distributed for financial hardship. Participants should consult with their employer as to the availability of benefits under the Plan.

403(b) Plans

Tax-exempt organizations described in section 501(c)(3) of the Code and public educational organizations are permitted to purchase 403(b) Plans for employees. Amounts contributed toward the purchase of such annuities are excluded from the gross income of the Participant in the year contributed to the extent the Contributions do not exceed:

•	the contribution limit in section 415 of the Code; and
•	the elective deferral limit in section 402(g) of the Code.

Elective deferrals to a 403(b) Plan must also be aggregated with elective deferrals made by the Participant to a 401(k) Plan, a simplified employee pension or a SIMPLE retirement account. For 2011, the total amount of elective deferrals that can be contributed to all such Plans is $16,500, adjusted for cost-of-living increases in $500 increments.

Amounts contributed to a 403(b) Plan are subject to FICA and FUTA tax when contributed.

The net investment gain, if any, reflected in a Participant Account Value is not taxable until received by the Participant or his beneficiary.

If allowed by the Plan, all employees who are eligible to make elective deferrals under the Plan and who have attained age 50 before the close of the plan year shall be eligible to make catch-up contributions in accordance with, and subject to the limitations of, section 414(v) of the Code.

Amounts contributed in excess of the above-described limits, and the earnings thereon, must be distributed from the Plan and included in the Participant's gross income in accordance with IRS rules and federal Treasury regulations. Excess amounts that are not properly corrected can have severe adverse consequences to the Plan and may result in additional taxes to the Participant.

Distribution Restrictions apply:

Pre-1989 salary reduction Contributions to a 403(b) Plan may be distributed to an employee at any time, subject to a 10% penalty on withdrawals prior to age 59 1/2, unless an exception applies under section 72(t) of the Code.

Post-1988 Salary Reduction Contributions and earnings, and the earnings on the December 31, 1988 account balance as well as all amounts transferred from a 403(b)(7) custodial account, may not be distributed prior to age 59 1/2, unless the Participant:

•	dies,
•	becomes disabled,
•	severs employment; or
•	suffers a genuine financial hardship meeting the requirements of the Code. Restrictions apply to the amount that may be distributed for financial hardship.

If allowed by the Plan, a Participant in a plan sponsored by a public educational organization may make an in-service transfer of an amount to a defined benefit governmental plan for purchase of permissive service credits.

IRS regulations under 403(b) of the Code establish new rules for 403(b) Plans that are generally applicable to plan sponsors for taxable years beginning after December 31, 2008.

457(b) Plans

Section 457(b) of the Code allows state and local governmental employers and certain tax-exempt organizations to establish and maintain an eligible deferred compensation plan for its employees and independent contractors.

Federal income tax is deferred on Contributions to a 457(b) Plan and the earnings thereon to the extent that the aggregate amount contributed per year for a Participant does not exceed the lesser of the applicable dollar amount (as adjusted for cost-of-living increases) or 100% of a Participant's includible compensation. For 2011, the maximum amount that may be contributed is $16,500, adjusted for cost-of-living increases in $500 increments.

Contributions and earnings may not be distributed prior to the calendar year in which the Participant severs employment with the employer, attains age 70 1/2 or incurs an approved unforeseeable emergency. A Participant may transfer an amount to a defined benefit governmental plan for the purchase of permissible service credits. Restrictions apply to the amount that may be distributed for an unforeseen emergency.

For governmental 457(b) Plans only, and if the plan document so allows, all employees who are eligible to make elective deferrals under the Plan and who have attained age 50 before the close of the plan year shall be eligible to make catch-up contributions in accordance with, and subject to the limitations of, section 414(v) of the Code. Additionally, a Participant may be eligible to defer up to twice the applicable dollar amount (but only to the extent of under-utilized amounts in prior years) during three (3) years prior to the Participant’s attainment of normal retirement age under the Plan’s standard or regular catch-up provision.

Amounts contributed in excess of the above-described limits, and the earnings thereon, must be distributed from the Plan and included in the Participant’s gross income. Excess amounts that are not properly corrected can have severe adverse consequences to the Plan and may result in additional taxes to the Participant.

457(f) Plans

Section 457(f) of the Code allows state and local governmental employers and non-governmental tax-exempt employers to establish and maintain a nonqualified deferred compensation plan.

A Participant in a 457(f) Plan is not subject to federal income tax on Contributions to the nonqualified plan and the earnings thereon until the tax year in which the Contributions and earnings are no longer subject to a substantial risk of forfeiture as provided in the underlying plan document.

There are no Code restrictions on distributions from a 457(f) Plan. However, distributions from a 457(f) Plan are subject to the provisions of the underlying Plan.

415(m) Plans

Section 415(m) of the Code allows state and local governmental employers to establish and maintain an excess benefit plan for employees whose benefits are limited by the qualified plan contribution and benefit limits under section 415 of the Code.

A Participant in a 415(m) Plan is not subject to federal income tax on Contributions to the excess benefit plan and the earnings thereon until the tax year in which the Contributions are made available to the Participant or his beneficiary as provided in the underlying excess benefit plan document.

There are no Code restrictions on distributions from a 415(m) Plan. However, distributions from a 415(m) Plan are subject to the provisions of the underlying plan.

NQDC Plans

Any employer other than a governmental or tax-exempt employer may establish and maintain a NQDC Plan for a select group of management or highly compensated employees under a NQDC Plan.

A Participant in a NQDC Plan is not subject to federal income tax on Contributions to the NQDC Plan and earnings thereon until the tax year in which the Contributions are made available to the Participant or his beneficiary as provided in the underlying nonqualified deferred compensation plan document.

There are no tax restrictions on distributions from a NQDC Plan. However, distributions from the NQDC Plan are subject to the provisions of the underlying Plan.

An employer may not take a deduction for a Contribution to a NQDC Plan until the year in which the Contribution is included in the gross income of the employee.

Portability

When a Participant is eligible to take a distribution from a 401(a), 401(k), 403(b) or governmental 457(b) Plan, eligible rollover distributions may be directly rolled over to any eligible retirement plan as provided in the Code. Amounts properly rolled over will not be included in gross income until a subsequent distribution is made. An eligible rollover distribution will be paid directly to any other specified eligible retirement plan that accepts such rollovers or to an IRA. Forced de minimis distributions under the Plan will be sent to the IRA provider selected by the Contractholder. See the discussion under “Federal Income Tax Withholding” later in this Prospectus.

If allowed by the employer’s plan document or the annuity contract or custodial account agreement, Participants and Beneficiaries in a 403(b) Plan to transfer funds from one 403(b) annuity or custodial account to another 403(b) annuity contract or custodial account with the same or more stringent restrictions without incurring current taxation provided that all of the conditions and requirements of the new Section 403(b) regulations and any other applicable law, as amended from time to time, are met.

Amounts distributed from a NQDC Plan, a non-governmental 457(b) Plan, a 457 (f) Plan or a 415(m) Plan cannot be rolled over to an eligible retirement plan.

Establishment of an Alternate Payee Account

A Request submitted to Great-West in connection with a Qualified Domestic Relations Order must be approved by the Contractholder, except as otherwise agreed. Upon receipt of an approved Request, Great-West will make payment to the Alternate Payee and/or establish a Participant Account on behalf of the Alternate Payee named in such Qualified Domestic Relations Order. The Alternate Payee will be treated as a surviving spouse for purposes of Code section 401(a)(9) and shall be responsible for submitting a Request to begin Distributions in accordance with the Code.

Required Beginning Date/Required Minimum Distributions

Distributions from a 401(a), 401(k), 403(b) and 457(b) Plan must begin no later than April 1 of the calendar year following the later of:

•	the calendar year in which the Participant attains age 70 1/2; or
•	the calendar year in which the Participant retires,

called the Required Beginning Date.

All amounts in a 401(a), 401(k), 403(b) and 457(b) Plan must be distributed in compliance with the minimum distribution requirements of Code section 401(a)(9) and the regulations promulgated thereunder. Generally, the minimum distribution amount is determined by using the account balance at the end of the prior calendar year, the Participant’s age in the current year, and the applicable distribution period as set forth in the federal Treasury regulations. Participants whose sole beneficiary is their surviving spouse who is more than 10 years younger may elect a joint and survivor life expectancy calculation.

Currently, if the amount distributed does not meet the minimum requirements, a 50% penalty tax on the amount which was required to be, but was not, distributed may be imposed upon the employee by the IRS under section 4974 of the Code. These rules are extremely complex, and the Participant should seek the advice of a competent tax adviser.

Federal Taxation of Distributions

All payments received from a 401(a), 401(k), 403(b) or governmental 457(b) Plan are normally taxable in full as ordinary income to the Participant. Since Contributions received from salary reduction have not been previously taxed to the Participant, they are not treated as a cost basis for the Contract. The Participant will have a cost basis for the Contract only when after-tax Contributions have been made.

If the Participant takes the entire value in his Participant Account in a single sum cash payment, the full amount received will be ordinary income in the year of receipt unless after-tax Contributions were made. If the distribution includes after-tax Contributions, the amount in excess of the cost basis will be ordinary income.

A “10-year averaging” procedure may also be available for lump sum distributions from a 401(a) or 401(k) Plan to individuals who attained age 50 before January 1, 1986.

For further information regarding lump sum distributions, a competent tax adviser should be consulted.

Partial distributions received before the payment starting date by a Participant who has made after-tax Contributions are taxed under a rule that provides for pro rata recovery of cost, under section 72(e)(8) of the Code. If an employee who has a cost basis for his contract receives life annuity or installment payments, the cost basis will be recovered from the payments under the annuity rules of section 72 of the Code. Typically, however, there is no cost basis and the full amount received is taxed as ordinary income in the year distributed.

All amounts received from a non-governmental 457(b) Plan, a 457(f) Plan, a 415(m) Plan or a NQDC Plan, whether in the form of total or partial withdrawals or annuity payments are taxed in full as wages to the Participant in the year distributed.

Early Distribution Penalty Taxes

Penalty taxes may apply to certain distributions from 401(a), 401(k) and 403(b) Plans. Distributions made before the Participant attains age 59 1/2 are premature distributions and subject to an additional tax equal to 10% of the amount of the distribution which is included in gross income in the tax year. However, under Code section 72(t), the penalty tax will not apply to distributions:

(1)	made to a beneficiary on or after the death of the Participant;
(2)	attributable to the Participant’s being disabled within the meaning of Code section 72(m)(7);
(3)

made as a part of a series of substantially equal periodic payments (at least annually) for the life or life expectancy of the Participant or the joint lives or joint life expectancies of the Participant and his designated beneficiary;

(4)	made to a Participant on account of separation from service after attaining age 55;
(5)	properly made to an alternate Payee under a Qualified Domestic Relations order which will be administered in accordance with the provisions of the Plan;
(6)	made to a Participant for medical care, but not in excess of the amount allowable as a medical expense deduction to the Participant for amounts paid during the taxable year for medical care;
(7)	timely made to correct an excess aggregate contribution;
(8)	timely made to reduce an excess elective deferral; or
(9)	made subject to an Internal Revenue Service levy imposed on the Plan.

Exception (3) above (substantially equal payments) applies to distributions from 401(a) and 401(k) Plans and 403(b) annuities only if the series of payments begins after the participant separates from service. If exception (3) above was selected at the time of the distribution but the series of payments is later modified or discontinued (other than because of death or disability) before the later of:

•	the Participant reaching age 59 1/2 or,
•	within five years of the date of the first payment,

then the Participant is liable for the 10% penalty plus interest on all payments received before age 59 1/2. This penalty is imposed in the year the modification or discontinuance occurs. The premature distribution penalty tax does not apply to distributions from a 457(b), 457(f), 415(m) or NQDC Plan.

Distributions on Death of Participant

Distributions made to a beneficiary from a 401(a), 401(k), 457(b) or 403(b) Plan upon the Participant’s death must be made pursuant to the rules contained in Code section 401(a)(9)  and the regulations thereunder in effect at the time of distribution.

Federal Income Tax Withholding

Certain distributions from 401(a), 401(k), 403(b) and governmental 457(b) Plans are defined as “eligible rollover distributions.”

Generally, any eligible rollover distribution is subject to mandatory income tax withholding at the rate of 20% unless the employee elects to have the distribution paid as a direct rollover to an IRA or to another eligible retirement plan as defined in the Code.

With respect to distributions other than eligible rollover distributions, amounts will be withheld from annuity (periodic) payments at the rates applicable to wage payments and from other distributions at a flat 10% rate, unless the Participant elects not to have federal income tax withheld.

Currently, all amounts distributed are tax reported on IRS Form 1099-R.

Currently, distributions to a Participant from a non-governmental 457(b), a 457(f), a 415(m) or NQDC Plan retain their character as wages and are tax reported on IRS Form W-2. Federal income taxes must be withheld under the wage withholding rules. Participants cannot elect not to have federal income tax withheld. Payments to beneficiaries are not treated as wages and are tax reported on IRS Form 1099-R. Federal income tax on payments to beneficiaries will be withheld from annuity (periodic) payments at the rates applicable to wage withholding, and from other distributions at a flat 10% rate, unless the beneficiary elects not to have federal income tax withheld.

Taxation of Great-West

We are taxed as a life insurance company under the Code. The Series Account is not a separate entity from us. Therefore, it is not taxed separately as a “regulated investment company” but is taxed as part of Great-West.

In calculating our corporate income tax liability, we derive certain corporate income tax benefits associated with the investment of company assets, including Series Account assets that are treated as company assets under applicable income tax law. These benefits, which reduce our overall corporate income tax liability may include dividends received deductions and foreign tax credits which can be material. We do not pass these benefits through to the Series Account, principally because: (i) the great bulk of the benefits results from the dividends received deduction, which involves no reduction in the dollar amount of dividends that the Series Account receives; and (ii) under applicable income tax law, Contractholders (and Participants) are not the owners of the assets generating the benefits.

Seek Tax Advice

The discussion above of the federal income tax consequences is only a brief summary and does not represent tax advice. The federal income tax consequences discussed here reflect our understanding of current law and the law may change. Federal estate tax consequences and state and local estate, inheritance, and other tax consequences of ownership or receipt of distributions under a Contract depend on your individual circumstances or the circumstances of the recipient of the distribution. A competent tax advisor should be consulted for further information.

VOTING RIGHTS

To the extent required by applicable law, all Eligible Fund shares held in the Series Account will be voted by Great-West at regular and special shareholder meetings of the respective Eligible Funds in accordance with instructions received from persons having voting interests in the corresponding Variable Account. If, however, the 1940 Act or any regulation should be amended, or if the present interpretation thereof should change, or if Great-West determines that we are allowed to vote all Eligible Fund shares in our own right, we may elect to do so.

Before the Annuity Commencement Date, the Participant under a 403(b) Plan or the Contractholder under all other plans has the voting interest.

The number of votes that are available will be calculated separately for each Variable Account. That number will be determined by applying the Participant’s percentage interest, if any, in a particular Variable Account to the total number of votes attributable to that Variable Account. The Participant or Contractholder, as applicable, hold a voting interest in each Variable Account to which a Participant’s Variable Account Value is allocated. Voting instructions will be solicited by written communication prior to such meeting in accordance with procedures established by the respective Eligible Funds.

Shares for which we do not receive timely instructions and shares held by us as to which Participants and Contractholders have no beneficial interest will be voted in proportion to the voting instructions which are received with respect to all Contracts participating in the Variable Account. Voting instructions to abstain on any item to be voted upon will be applied on a pro rata basis to reduce the votes eligible to be cast.

DISTRIBUTION OF THE CONTRACTS

GWFS is the principal underwriter and the distributor of the Contracts, and is a wholly-owned indirect subsidiary of Great-West. GWFS is registered with the SEC as a broker-dealer and is a member of the Financial Industry Regulatory Authority. Its principal offices are located at 8515 East Orchard Road, Greenwood Village, Colorado 80111, telephone (800) 701-8255.

The maximum commission as a percentage of the Contributions made under a Contract payable to GWFS agents, independent registered insurance brokers and other registered broker-dealers is 8.0%. An expense allowance that will not exceed 40% of the maximum commission paid may also be paid. Additionally, a maximum of 1% of Contributions may also be paid as a persistency bonus to qualifying brokers.

Compensation paid to GWFS agents, independent registered insurance brokers and other broker-dealers is not paid directly by Contractholders or the Series Account. Great-West and its affiliates intend to fund this compensation through fees and charges imposed under the Contract and from profits on payments received by Great-West and its affiliates for providing administrative, marketing, and other support and services to the Eligible Funds. (See “Payments We Receive” on page 13.) Great-West and its affiliates pay a portion of the compensation received from Eligible Funds to GWFS agents, independent registered insurance brokers and other broker-dealers for distribution services.

In addition to the direct cash compensation described above for sales of the Contacts, Great-West and/or its affiliates may also pay GWFS agents additional cash and non-cash incentives to promote the sale of the Contract and other products distributed by GWFS, including Portfolios of Maxim Series Fund, which are Eligible Funds under the Contract. Great-West and/or its affiliates may sponsor various contests and promotions subject to applicable FINRA regulations in which GWFS agents may receive prizes such as travel awards, merchandise and cash. Subject to applicable FINRA regulations, Great-West and/or its affiliates may also pay for travel expenses, meals, lodging and entertainment of salespersons in connection with educational and sales promotional programs and sponsor speakers, educational seminars and charitable events.

Cash incentive payments may vary depending on the arrangement in place at any particular time. Cash incentives payable to GWFS agents may be based on certain performance measurements, including a percentage of the net amount invested in certain Eligible Funds through the Contract. These additional payments could be viewed as creating conflicts of interest. In some cases, the payment of incentive-based compensation may create a financial incentive for a GWFS agent to recommend or sell the Contract instead of other products or recommend certain Eligible Funds under the Contract over other Eligible Funds, which may not necessarily be to your benefit.

You should ask your GWFS agent, independent registered insurance broker or other broker-dealer representative for further information about what commissions or other compensation he or she may receive in connection with your purchase of a Contract.

STATE REGULATION

As a life insurance company organized and operated under Colorado law, Great-West is subject to provisions governing such companies and to regulation by the Colorado Commissioner of Insurance. Great-West’s books and accounts are subject to review and examination by the Colorado Insurance Department at all times and a full examination of its operations is conducted by the National Association of Insurance Commissioners (“NAIC”) at least once every three years.

RESTRICTIONS UNDER THE TEXAS OPTIONAL RETIREMENT PROGRAM

Section 36.105 of the Teacher Retirement System of Texas permits Participants in the Texas Optional Retirement Program (“ORP”) to redeem their interest in a variable annuity contract issued under the ORP only upon termination of employment in the Texas public institutions of higher education, retirement or death. Accordingly, if you are a Participant in the ORP you will be required to obtain a certificate of termination from your employer before you can redeem your Participant Account.

REPORTS

We will send all Participants, at least semi-annually, reports concerning the operations of the Series Account. In addition, all Participants will receive from us not less frequently than annually a statement of the Participant Account Value established in his/her name.

RIGHTS RESERVED BY GREAT-WEST

Great-West reserves the right to make certain changes if, in our judgment, they would best serve the interests of Contractholders or Participants or would be appropriate in carrying out the purposes of the Contracts. Any changes will be made only to the extent and in the manner permitted by applicable laws. Also, when required by law, Great-West will obtain the Participant’s or Contractholder’s, as applicable, approval of the changes and approval from any appropriate regulatory authority. Approval may not be required in all cases, however. Examples of the changes we may make include:

•	To operate the Series Account in any form permitted under the Investment Company Act of 1940 or in any other form permitted by law.

•	To deregister the Series Account under the Investment Company Act of 1940.

•	To eliminate Variable Accounts, to combine two or more Variable Accounts or to substitute a new Eligible Fund for the Eligible Fund in which a Variable Account invests.

•

To Transfer any assets in any Variable Account to another Variable Account, or to any other segregated investment account we may establish from time to time; to add, combine or remove a Variable Account of the Series Account; or to combine the Series Account with other separate investment account.

•	To substitute, for the Eligible Fund shares underlying any Variable Account, the shares of another Eligible Fund or shares of another investment company or any other investment permitted by law.

•	To make any changes required by the Code or by any other applicable law in order to continue treatment of the Contract as an annuity.

•	To change the time or time of day at which a Valuation Date is deemed to have ended.

•

To make any other necessary technical changes in the Contract in order to conform with any action the above provisions permit us to take, including to change the way we assess charges, but without increasing as to any then outstanding Contract the aggregate amount of the types of charges Great-West has guaranteed.

•	To reject any application for any reason.

Great-West will provide notice of these changes to the Contractholder at the Contractholder’s last known address on file with Great-West.

Because some of the Eligible Funds are available to registered separate accounts of other insurance companies offering variable annuity and variable life products, there is a possibility that a material conflict may arise between the interests of the Series Account and one or more other separate accounts investing in the Eligible Funds. If a material conflict arises, Great-West and other affected insurance companies are required to take any necessary steps to resolve the matter, including stopping our respective separate accounts from investing in the Eligible Funds.

Adding and Discontinuing Investment Options

We may offer new or cease offering existing Eligible Funds, or make other changes to the investment options as we deem necessary and subject to the approval of the state insurance department. If Eligible Funds are added or eliminated, or other changes are made to the investment options, notice will be given to the Contractholder. The absence of an objection by the Contractholder to such notice will be considered consent to the change(s). If we do not receive an objection from the Contractholder, transfers between account options as disclosed in the notice will be completed by Great-West as of the effective date of the change. Such allocation will be in effect until such time as the Company receives a written Request in good order for a different allocation.

When Great-West informs you that we are discontinuing a Variable Account or Fixed Account to which you are allocating money, we will ask that you promptly submit alternative allocation instructions. If Great-West does not receive your changed allocation instructions, we may return all affected Contributions or allocate those Contributions as indicated in the written notice provided to you. Contributions and Transfers you make to a discontinued Variable Account or Fixed Account before the effective date of the notice may be kept in the discontinued Variable Account or Fixed Accounts.

In addition, we may discontinue all investment options under the Contracts and refuse to accept any new Contributions. Should this occur, we will follow the procedures as set forth under the heading, “Contract Termination.”

If Great-West makes new Variable Accounts or Fixed Accounts available under the Contracts, in our sole discretion, we may or may not make those new Variable Accounts or Fixed Accounts available to you.

Substitution of Investments

When we determine to discontinue a Variable Account, in our sole discretion, we may substitute shares of another mutual fund for the shares of the corresponding Eligible Fund. No substitution may take place without prior notice to you and the Contractholders.

Restorations

Great-West may agree to restore under the Contract all or a portion of the back-end load charges, market value adjustments or other investment charges from Plan assets under a prior investment option. The restoration amount will be based on the dollar amounts transferred to the Contract from the prior investment option.

LEGAL MATTERS

Advice regarding certain legal matters concerning the federal securities laws applicable to the issue and sale of the Contract has been provided by Jorden Burt LLP.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The financial statements of each of the investment divisions of the FutureFunds Series Account of Great-West Life & Annuity Insurance Company and the consolidated financial statements of Great-West Life & Annuity Insurance Company and subsidiaries included in this Prospectus and elsewhere in the Registration

Statement have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their reports appearing herein and elsewhere in the Registration Statement which report expresses an unqualified opinion on the consolidated financial statements and financial statement schedule of Great-West Life & Annuity Insurance Company and subsidiaries and includes an explanatory paragraph referring to the change in accounting for the recognition and presentation of other-than-temporary impairments for certain investments, as required by accounting guidance adopted on April 1, 2009, and both have been so included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.

AVAILABLE INFORMATION

We have filed a Registration Statement (“Registration Statement”) with the SEC under the 1933 Act relating to the Contracts offered by this Prospectus. This Prospectus has been filed as a part of the Registration Statement and does not contain all of the information set forth in the Registration Statement and exhibits thereto. Reference is made to the Registration Statement and exhibits for further information relating to Great-West and the Contracts. Statements contained in this Prospectus, regarding the content of the Contracts and other legal instruments, are summaries. For a complete statement of the terms thereof, reference is made to the instruments as filed as exhibits to the Registration Statement.

The SEC maintains an Internet Web site (http://www.sec.gov) that contains the SAI and other information filed electronically by Great-West concerning the Contract and the Series Account. To request the SAI or other information about the Group Contract or to make any inquiries about the Group Contract, contact Great-West toll-free at 800-701-8255 or via email at webmaster@gwrs.com. Please include the following in your email: (i) your name; (ii) address; and (iii) employer’s name or plan number.

You can also review and copy any materials filed with the SEC at its Public Reference Room of the SEC located at 100 F Street, N.E., Washington, D.C. 20549. You may obtain information on the operation of the Public Reference room by calling the SEC at (800) SEC-0330.

The SAI contains more specific information and financial statements relating to the Series Account and Great-West. The Table of Contents of the SAI is set forth below:

1.	Custodian and Independent Auditors
2.	Underwriter
3.	Financial Statements

APPENDIX A

CONDENSED FINANCIAL INFORMATION

Selected Data for Accumulation Units Outstanding Throughout Each Period

For the Periods Ended December 31

The consolidated financial statements of Great-West Life & Annuity Insurance Company and the financial statements of FutureFunds Series Account may be found in the Statement of Additional Information.

This information should be read in conjunction with the financial statements and related notes of the Series Account included in the Statement of Additional Information. The Statement of Additional Information is available without charge by contacting us at the telephone number or address listed at the back of this prospectus.

APPENDIX A

CONDENSED FINANCIAL INFORMATION

Selected Data for Accumulation Units Outstanding Throughout Each Period

For the Periods Ended December 31

INVESTMENT DIVISION (1.25)	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
ALGER BALANCED
Value at beginning of period	11.74	9.20	13.65	12.30	11.89	11.10	10.75	9.15	10.57	10.91
Value at end of period	12.79	11.74	9.20	13.65	12.30	11.89	11.10	10.75	9.15	10.57
Number of accumulation units outstanding at end of period	105,692	124,068	135,926	160,051	204,047	282,956	361,506	507,090	601,451	598,195
ALGER MIDCAP GROWTH
Value at beginning of period	12.99	8.67	21.09	16.23	14.92	13.76	12.32	8.44	12.13	13.15
Value at end of period	15.32	12.99	8.67	21.09	16.23	14.92	13.76	12.32	8.44	12.13
Number of accumulation units outstanding at end of period	521,171	600,301	695,209	787,163	798,799	906,338	1,019,546	969,663	813,721	857,730
AMERICAN CENTURY EQUITY INCOME
Value at beginning of period	17.47	15.76	19.96	19.86	16.83	16.64	14.97	12.20	13.00	11.83
Value at end of period	19.55	17.47	15.76	19.96	19.86	16.83	16.64	14.97	12.20	13.00
Number of accumulation units outstanding at end of period	247,356	267,342	321,570	362,842	392,400	343,034	314,151	272,460	170,066	107,627
AMERICAN FUNDS GROWTH FUND OF AMERICA
Value at beginning of period	9.47	7.15	11.91	10.90	10.00
Value at end of period	10.47	9.47	7.15	11.91	10.90
Number of accumulation units outstanding at end of period	251,784	294,792	271,562	191,772	112,300
ARTISAN INTERNATIONAL
Value at beginning of period	10.19	7.38	14.09	11.92	9.61	8.37	7.20	5.64	7.04	8.48
Value at end of period	10.66	10.19	7.38	14.09	11.92	9.61	8.37	7.20	5.64	7.04
Number of accumulation units outstanding at end of period	572,418	676,153	801,865	843,709	709,670	607,533	566,120	441,205	294,453	200,036
COLUMBIA MID CAP VALUE
Value at beginning of period	7.85	6.03	10.00
Value at end of period	9.51	7.85	6.03
Number of accumulation units outstanding at end of period	27,428	9,540	12,014
DAVIS NEW YORK VENTURE
Value at beginning of period	8.80	6.77	11.48	11.11	10.00
Value at end of period	9.71	8.80	6.77	11.48	11.11
Number of accumulation units outstanding at end of period	167,905	174,809	184,023	153,394	95,284
FEDERATED CAPITAL APPRECIATION
Value at beginning of period	10.47	9.29	13.24	12.12	10.58	10.51	9.93	8.12	10.00
Value at end of period	11.64	10.47	9.29	13.24	12.12	10.58	10.51	9.93	8.12
Number of accumulation units outstanding at end of period	174,165	206,125	270,428	266,493	259,727	291,626	287,370	199,655	92,533
FIDELITY VIP CONTRAFUND
Value at beginning of period	16.72	12.47	21.97	18.92	17.15	14.85	13.02	10.26	11.46	13.23
Value at end of period	19.35	16.72	12.47	21.97	18.92	17.15	14.85	13.02	10.26	11.46
Number of accumulation units outstanding at end of period	892,773	962,571	1,133,567	1,192,185	1,196,867	1,197,490	1,060,680	968,316	894,447	854,392
FIDELITY VIP GROWTH
Value at beginning of period	20.07	15.84	30.36	24.22	22.95	21.96	21.51	16.40	23.75	29.22
Value at end of period	24.61	20.07	15.84	30.36	24.22	22.95	21.96	21.51	16.40	23.75
Number of accumulation units outstanding at end of period	1,560,405	1,774,345	1,975,509	2,186,929	2,509,549	2,896,522	3,372,754	3,581,269	3,686,022	3,927,000
INVESCO DYNAMICS
Value at beginning of period	5.74	4.07	7.78	7.01	6.09	5.59	5.05	3.70	5.60	8.46
Value at end of period	6.99	5.74	4.07	7.78	7.01	6.09	5.59	5.05	3.70	5.60
Number of accumulation units outstanding at end of period	153,712	171,237	191,888	220,943	252,800	294,460	361,315	513,982	597,242	532,951
INVESCO LARGE CAP GROWTH
Value at beginning of period	5.59	4.53	7.40	6.49	6.14	6.03	5.85	4.73	6.51	8.55
Value at end of period	6.46	5.59	4.53	7.40	6.49	6.14	6.03	5.85	4.73	6.51
Number of accumulation units outstanding at end of period	50,603	55,744	64,640	70,632	96,684	118,414	163,913	232,084	292,297	424
INVESCO SMALL CAP GROWTH
Value at beginning of period	11.48	8.64	14.29	12.99	11.51	10.76	10.20	7.42	10.00
Value at end of period	14.31	11.48	8.64	14.29	12.99	11.51	10.76	10.20	7.42
Number of accumulation units outstanding at end of period	29,519	44,821	53,314	65,826	79,717	108,282	152,094	112,015	12,201
INVESCO VAN KAMPEN AMERICAN VALUE
Value at beginning of period	8.46	6.16	10.00
Value at end of period	10.15	8.46	6.16
Number of accumulation units outstanding at end of period	16,591	10,121	4,407
INVESCO VAN KAMPEN COMSTOCK
Value at beginning of period	8.64	6.77	10.73	11.10	10.00
Value at end of period	9.84	8.64	6.77	10.73	11.10
Number of accumulation units outstanding at end of period	56,448	53,770	54,557	49,771	40,092
JANUS TWENTY
Value at beginning of period	7.26	5.13	8.95	6.67	6.01	5.56	4.55	3.67	4.90	7.00
Value at end of period	7.67	7.26	5.13	8.95	6.67	6.01	5.56	4.55	3.67	4.90
Number of accumulation units outstanding at end of period	427,748	474,976	517,052	577,094	668,651	814,885	975,646	1,052,302	947,397	846,459
JANUS WORLDWIDE
Value at beginning of period	5.49	4.04	7.44	6.89	5.92	5.66	5.43	4.43	6.06	7.96
Value at end of period	6.27	5.49	4.04	7.44	6.89	5.92	5.66	5.43	4.43	6.06
Number of accumulation units outstanding at end of period	148,496	177,710	195,412	224,215	273,371	354,521	487,047	625,391	622,139	584,126
JENSEN
Value at beginning of period	10.90	8.58	12.26	11.60	10.33	10.63	10.00
Value at end of period	12.01	10.90	8.58	12.26	11.60	10.33	10.63
Number of accumulation units outstanding at end of period	54,202	60,969	77,571	84,247	88,578	78,262	64,552
LEGG MASON VALUE TRUST
Value at beginning of period	8.54	6.11	13.67	14.73	14.00	13.37	12.01	8.42	10.00
Value at end of period	9.05	8.54	6.11	13.67	14.73	14.00	13.37	12.01	8.42
Number of accumulation units outstanding at end of period	146,783	173,235	279,166	410,073	480,467	538,264	524,291	347,682	95,682
LORD ABBETT VALUE OPPORTUNITIES
Value at beginning of period	11.31	10.00
Value at end of period	13.91	11.31
Number of accumulation units outstanding at end of period	35,846	6,311
MAINSTAY SMALL COMPANY
Value at beginning of period	8.39	5.73	9.19	11.27	10.00
Value at end of period	10.28	8.39	5.73	9.19	11.27
Number of accumulation units outstanding at end of period	8,796	10,934	17,190	19,255	11,416
MAXIM AGGRESSIVE PROFILE I
Value at beginning of period	14.69	11.19	18.89	17.86	15.65	14.57	12.62	9.79	12.03	12.92
Value at end of period	16.77	14.69	11.19	18.89	17.86	15.65	14.57	12.62	9.79	12.03
Number of accumulation units outstanding at end of period	491,718	518,782	590,961	608,020	473,756	411,970	464,163	413,779	354,765	359,651
MAXIM ARIEL MIDCAP VALUE
Value at beginning of period	37.13	23.01	39.19	40.17	36.54	35.78	32.27	25.21	28.61	24.52
Value at end of period	43.84	37.13	23.01	39.19	40.17	36.54	35.78	32.27	25.21	28.61
Number of accumulation units outstanding at end of period	652,674	724,730	808,809	924,175	1,031,768	1,193,814	1,365,697	1,454,196	1,499,517	1,563,715
MAXIM ARIEL SMALL-CAP VALUE

Value at beginning of period	31.81	19.38	36.30	37.69	33.91	34.50	28.60	22.41	24.21	21.19
Value at end of period	40.63	31.81	19.38	36.30	37.69	33.91	34.50	28.60	22.41	24.21
Number of accumulation units outstanding at end of period	171,042	187,768	198,701	219,354	264,867	305,994	348,781	311,678	306,805	239,752
MAXIM BOND INDEX
Value at beginning of period	15.74	15.01	14.29	13.55	13.22	13.11	12.86	12.63	11.66	10.98
Value at end of period	16.56	15.74	15.01	14.29	13.55	13.22	13.11	12.86	12.63	11.66
Number of accumulation units outstanding at end of period	420,370	424,797	448,435	429,371	445,997	498,248	497,493	477,603	547,548	176,019
MAXIM CONSERVATIVE PROFILE I
Value at beginning of period	15.97	13.43	15.77	15.13	14.22	13.81	13.08	11.90	12.13	11.94
Value at end of period	17.15	15.97	13.43	15.77	15.13	14.22	13.81	13.08	11.90	12.13
Number of accumulation units outstanding at end of period	267,233	269,815	319,636	336,431	325,550	365,148	395,709	391,482	354,326	409,009
MAXIM INDEX 600
Value at beginning of period	26.45	21.43	31.61	32.27	28.52	26.98	22.43	16.44	19.64	18.80
Value at end of period	32.83	26.45	21.43	31.61	32.27	28.52	26.98	22.43	16.44	19.64
Number of accumulation units outstanding at end of period	252,265	267,813	327,752	347,187	405,772	454,112	469,014	467,773	457,599	481,282
MAXIM INVESCO ADR
Value at beginning of period	20.59	15.96	27.03	25.48	20.83	18.95	16.04	12.37	14.42	17.49
Value at end of period	21.47	20.59	15.96	27.03	25.48	20.83	18.95	16.04	12.37	14.42
Number of accumulation units outstanding at end of period	133,091	138,733	172,218	205,612	226,408	237,960	257,016	277,890	276,630	314,602
MAXIM LIFETIME 2015 PORTFOLIO I
Value at beginning of period	10.00
Value at end of period	12.45
Number of accumulation units outstanding at end of period	-
MAXIM LIFETIME 2015 PORTFOLIO II
Value at beginning of period	11.54	10.00
Value at end of period	12.72	11.54
Number of accumulation units outstanding at end of period	35,823	5,038
MAXIM LIFETIME 2025 PORTFOLIO I
Value at beginning of period	10.00
Value at end of period	12.93
Number of accumulation units outstanding at end of period	-
MAXIM LIFETIME 2025 PORTFOLIO II
Value at beginning of period	11.87	10.00
Value at end of period	13.27	11.87
Number of accumulation units outstanding at end of period	14,675	2,239
MAXIM LIFETIME 2035 PORTFOLIO I
Value at beginning of period	10.00
Value at end of period	13.44
Number of accumulation units outstanding at end of period	-
MAXIM LIFETIME 2035 PORTFOLIO II
Value at beginning of period	12.10	10.00
Value at end of period	13.70	12.10
Number of accumulation units outstanding at end of period	26,015	3,494
MAXIM LIFETIME 2045 PORTFOLIO I
Value at beginning of period	10.00
Value at end of period	13.65
Number of accumulation units outstanding at end of period	-
MAXIM LIFETIME 2045 PORTFOLIO II
Value at beginning of period	12.18	10.00
Value at end of period	13.83	12.18
Number of accumulation units outstanding at end of period	801	4
MAXIM LIFETIME 2055 PORTFOLIO I
Value at beginning of period	10.00
Value at end of period	13.69
Number of accumulation units outstanding at end of period	-
MAXIM LIFETIME 2055 PORTFOLIO II
Value at beginning of period	12.21	10.00
Value at end of period	13.86	12.21
Number of accumulation units outstanding at end of period	2,790	-
MAXIM LOOMIS SAYLES BOND
Value at beginning of period	32.71	23.92	30.95	28.99	26.43	25.80	23.54	18.32	16.70	16.49
Value at end of period	36.43	32.71	23.92	30.95	28.99	26.43	25.80	23.54	18.32	16.70
Number of accumulation units outstanding at end of period	382,396	432,073	501,562	568,195	583,191	591,266	669,014	746,691	758,868	771,166
MAXIM LOOMIS SAYLES SMALL-CAP VALUE
Value at beginning of period	18.50	14.65	22.02	21.61	18.54	17.70	14.67	11.06	13.10	11.60
Value at end of period	22.65	18.50	14.65	22.02	21.61	18.54	17.70	14.67	11.06	13.10
Number of accumulation units outstanding at end of period	183,955	199,637	262,010	273,268	278,783	281,738	283,364	275,697	258,142	246,337
MAXIM MFS INTERNATIONAL VALUE
Value at beginning of period	17.58	13.50	29.57	28.18	21.00	18.22	15.52	11.61	14.34	16.22
Value at end of period	18.96	17.58	13.50	29.57	28.18	21.00	18.22	15.52	11.61	14.34
Number of accumulation units outstanding at end of period	732,268	863,754	1,010,649	1,204,175	1,304,163	1,332,677	1,465,698	1,561,871	1,610,792	1,782,075
MAXIM MODERATE PROFILE I
Value at beginning of period	16.30	13.26	17.51	16.55	14.96	14.26	12.96	10.92	12.09	12.59
Value at end of period	17.95	16.30	13.26	17.51	16.55	14.96	14.26	12.96	10.92	12.09
Number of accumulation units outstanding at end of period	1,319,574	1,483,826	1,757,378	1,855,514	1,855,693	1,891,083	1,877,576	1,414,644	554,920	550,894
MAXIM MODERATELY AGGRESSIVE PROFILE I
Value at beginning of period	16.23	12.78	18.55	17.51	15.58	14.66	13.09	10.69	12.31	13.07
Value at end of period	18.13	16.23	12.78	18.55	17.51	15.58	14.66	13.09	10.69	12.31
Number of accumulation units outstanding at end of period	839,642	958,183	1,113,522	1,114,055	1,040,301	1,000,633	1,006,340	899,457	750,901	642,056
MAXIM MODERATELY CONSERVATIVE PROFILE I
Value at beginning of period	15.50	12.85	15.89	15.13	13.94	13.32	12.30	10.69	11.43	11.61
Value at end of period	16.84	15.50	12.85	15.89	15.13	13.94	13.32	12.30	10.69	11.43
Number of accumulation units outstanding at end of period	258,056	258,046	306,941	306,121	311,502	334,455	359,798	320,327	281,887	285,065
MAXIM MONEY MARKET
Value at beginning of period	22.59	22.87	22.73	21.98	21.28	20.97	21.04	21.15	21.12	20.61
Value at end of period	22.31	22.59	22.87	22.73	21.98	21.28	20.97	21.04	21.15	21.12
Number of accumulation units outstanding at end of period	1,890,668	2,273,516	2,742,705	2,865,081	3,273,224	2,922,593	3,520,072	5,003,092	2,925,023	3,123,077
MAXIM SMALL-CAP GROWTH
Value at beginning of period	21.28	16.31	28.12	25.36	25.01	24.21	23.13	17.88	26.23	34.44
Value at end of period	25.99	21.28	16.31	28.12	25.36	25.01	24.21	23.13	17.88	26.23
Number of accumulation units outstanding at end of period	375,024	425,940	474,174	548,428	684,792	885,286	1,081,960	1,211,953	1,234,858	1,313,120
MAXIM STOCK INDEX
Value at beginning of period	68.23	54.50	87.99	84.74	74.82	72.13	65.95	52.09	67.46	77.33
Value at end of period	77.81	68.23	54.50	87.99	84.74	74.82	72.13	65.95	52.09	67.46
Number of accumulation units outstanding at end of period	1,682,066	1,912,513	2,189,488	2,527,736	2,936,934	3,391,399	3,909,123	4,346,739	4,641,310	5,332
MAXIM T. ROWE PRICE EQUITY/INCOME
Value at beginning of period	27.84	22.52	35.73	35.04	29.79	28.97	25.50	20.55	23.94	23.85
Value at end of period	31.64	27.84	22.52	35.73	35.04	29.79	28.97	25.50	20.55	23.94

Number of accumulation units outstanding at end of period	1,255,963	1,440,120	1,630,722	1,888,080	2,079,127	2,347,942	2,511,483	2,520,857	2,520,189	2,640,136
MAXIM T. ROWE PRICE MIDCAP GROWTH
Value at beginning of period	22.41	15.66	26.59	23.04	21.86	19.39	16.62	12.21	15.85	16.24
Value at end of period	28.22	22.41	15.66	26.59	23.04	21.86	19.39	16.62	12.21	15.85
Number of accumulation units outstanding at end of period	503,442	556,991	637,348	681,806	771,123	807,849	823,866	759,247	616,727	624,926
MAXIM U.S. GOVERNMENT MORTGAGE SECURITIES
Value at beginning of period	22.22	21.22	20.18	19.19	18.62	18.45	17.98	17.75	16.37	15.48
Value at end of period	23.16	22.22	21.22	20.18	19.19	18.62	18.45	17.98	17.75	16.37
Number of accumulation units outstanding at end of period	1,041,298	1,191,824	1,304,643	1,301,371	1,400,251	1,567,980	1,771,545	1,997,775	2,293,017	2,055,297
MFS CORE GROWTH
Value at beginning of period	9.56	7.80	12.46	11.01	10.50	10.49	9.97	7.93	10.00
Value at end of period	10.67	9.56	7.80	12.46	11.01	10.50	10.49	9.97	7.93
Number of accumulation units outstanding at end of period	10,157	12,767	13,697	14,737	16,098	21,094	27,748	25,361	16,125
OPPENHEIMER CAPITAL APPRECIATION
Value at beginning of period	9.86	6.96	13.02	11.59	10.91	10.56	10.04	7.85	10.00
Value at end of period	10.63	9.86	6.96	13.02	11.59	10.91	10.56	10.04	7.85
Number of accumulation units outstanding at end of period	128,223	161,696	187,574	168,434	158,882	192,715	188,216	113,836	45,222
OPPENHEIMER GLOBAL
Value at beginning of period	13.13	9.55	16.39	15.67	13.51	12.02	10.00
Value at end of period	15.00	13.13	9.55	16.39	15.67	13.51	12.02
Number of accumulation units outstanding at end of period	260,730	264,903	282,402	297,166	274,859	197,284	87,133
PIMCO TOTAL RETURN
Value at beginning of period	14.82	13.22	12.80	11.91	11.63	11.47	11.07	10.66	10.00
Value at end of period	15.89	14.82	13.22	12.80	11.91	11.63	11.47	11.07	10.66
Number of accumulation units outstanding at end of period	538,783	510,188	585,619	487,477	492,615	617,969	590,778	494,056	298,172
PIONEER EQUITY INCOME VCT
Value at beginning of period	11.15	9.91	14.43	14.54	12.05	11.56	10.09	8.36	10.08	11.00
Value at end of period	13.12	11.15	9.91	14.43	14.54	12.05	11.56	10.09	8.36	10.08
Number of accumulation units outstanding at end of period	49,695	46,591	59,768	71,927	86,720	87,760	69,880	58,894	39,372	44,049
PUTNAM HIGH YIELD ADVANTAGE
Value at beginning of period	10.82	7.39	10.00
Value at end of period	12.06	10.82	7.39
Number of accumulation units outstanding at end of period	73,016	96,919	11,078
PUTNAM INTERNATIONAL CAPITAL OPPORTUNITIES
Value at beginning of period	8.03	5.20	10.00
Value at end of period	9.39	8.03	5.20
Number of accumulation units outstanding at end of period	90,510	79,599	5,483
RIDGEWORTH SMALL CAP GROWTH STOCK
Value at beginning of period	10.04	7.68	13.23	11.94	11.91	10.00
Value at end of period	12.29	10.04	7.68	13.23	11.94	11.91
Number of accumulation units outstanding at end of period	296,172	312,062	348,844	309,251	265,792	83,796
ROYCE TOTAL RETURN
Value at beginning of period	8.45	6.80	10.00
Value at end of period	10.27	8.45	6.80
Number of accumulation units outstanding at end of period	34,177	17,267	18,287
RS SELECT GROWTH
Value at beginning of period	10.54	7.24	13.33	11.87	11.13	11.45	10.00
Value at end of period	13.69	10.54	7.24	13.33	11.87	11.13	11.45
Number of accumulation units outstanding at end of period	12,245	13,471	14,900	17,473	22,335	36,707	40,784
RS SMALL CAP GROWTH
Value at beginning of period	4.99	3.42	6.37	5.66	5.23	5.26	4.63	3.19	5.41	7.53
Value at end of period	6.29	4.99	3.42	6.37	5.66	5.23	5.26	4.63	3.19	5.41
Number of accumulation units outstanding at end of period	189,304	217,189	247,984	289,889	353,118	439,674	669,643	759,394	537,797	467,056
INVESTMENT DIVISION (0.95)	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
ALGER BALANCED
Value at beginning of period	12.12	9.46	14.00	12.58	12.13	11.29	10.90	9.25	10.64	10.96
Value at end of period	13.24	12.12	9.46	14.00	12.58	12.13	11.29	10.90	9.25	10.64
Number of accumulation units outstanding at end of period	8,994	11,503	19,897	35,592	45,008	58,289	76,225	103,854	135,584	125,592
ALGER MIDCAP GROWTH
Value at beginning of period	13.40	8.92	21.62	16.59	15.20	13.98	12.48	8.52	12.21	13.20
Value at end of period	15.84	13.40	8.92	21.62	16.59	15.20	13.98	12.48	8.52	12.21
Number of accumulation units outstanding at end of period	59,600	70,436	104,666	157,413	161,494	192,952	217,886	259,232	203,757	228,470
AMERICAN CENTURY EQUITY INCOME
Value at beginning of period	17.97	16.17	20.42	20.25	17.11	16.86	15.13	12.29	13.06	11.85
Value at end of period	20.17	17.97	16.17	20.42	20.25	17.11	16.86	15.13	12.29	13.06
Number of accumulation units outstanding at end of period	34,940	31,825	71,503	89,541	110,578	81,529	97,688	84,913	67,208	35,178
AMERICAN FUNDS GROWTH FUND OF AMERICA
Value at beginning of period	9.56	7.20	11.96	10.92	10.00
Value at end of period	10.60	9.56	7.20	11.96	10.92
Number of accumulation units outstanding at end of period	60,919	66,588	56,833	22,919	13,093
ARTISAN INTERNATIONAL
Value at beginning of period	10.49	7.57	14.42	12.15	9.77	8.49	7.27	5.69	7.08	8.49
Value at end of period	11.00	10.49	7.57	14.42	12.15	9.77	8.49	7.27	5.69	7.08
Number of accumulation units outstanding at end of period	94,658	121,618	150,700	170,418	163,261	99,169	125,161	91,564	58,883	48,509
COLUMBIA MID CAP VALUE
Value at beginning of period	7.89	6.04	10.00
Value at end of period	9.58	7.89	6.04
Number of accumulation units outstanding at end of period	5,175	3,834	118
DAVIS NEW YORK VENTURE
Value at beginning of period	8.89	6.82	11.52	11.12	10.00
Value at end of period	9.84	8.89	6.82	11.52	11.12
Number of accumulation units outstanding at end of period	14,138	19,199	26,811	10,533	12,281
FEDERATED CAPITAL APPRECIATION
Value at beginning of period	10.72	9.48	13.47	12.29	10.70	10.60	9.98	8.14	10.00
Value at end of period	11.95	10.72	9.48	13.47	12.29	10.70	10.60	9.98	8.14
Number of accumulation units outstanding at end of period	24,501	28,417	36,946	43,182	49,094	50,895	57,946	51,299	21,813
FIDELITY VIP CONTRAFUND
Value at beginning of period	17.29	12.86	22.58	19.39	17.52	15.13	13.22	10.39	11.57	13.32
Value at end of period	20.07	17.29	12.86	22.58	19.39	17.52	15.13	13.22	10.39	11.57
Number of accumulation units outstanding at end of period	165,490	171,513	198,360	208,562	263,016	252,193	283,624	308,230	250,602	224,771
FIDELITY VIP GROWTH
Value at beginning of period	15.64	12.31	23.53	18.71	17.67	16.86	16.47	12.51	18.08	22.17
Value at end of period	19.24	15.64	12.31	23.53	18.71	17.67	16.86	16.47	12.51	18.08
Number of accumulation units outstanding at end of period	270,801	288,238	347,881	470,371	596,592	692,137	1,022,347	1,390,635	1,155,035	1,223,847
INVESCO DYNAMICS
Value at beginning of period	5.90	4.17	7.96	7.15	6.19	5.67	5.11	3.73	5.63	8.47
Value at end of period	7.22	5.90	4.17	7.96	7.15	6.19	5.67	5.11	3.73	5.63
Number of accumulation units outstanding at end of period	4,658	7,678	9,713	23,476	32,024	41,765	67,948	102,657	118,493	159,264

INVESCO LARGE CAP GROWTH
Value at beginning of period	5.75	4.64	7.57	6.62	6.24	6.11	5.91	4.76	6.54	8.56
Value at end of period	6.67	5.75	4.64	7.57	6.62	6.24	6.11	5.91	4.76	6.54
Number of accumulation units outstanding at end of period	9,183	9,183	11,497	14,762	16,562	19,791	39,082	64,042	81,240	88,846
INVESCO SMALL CAP GROWTH
Value at beginning of period	11.74	8.81	14.53	13.17	11.63	10.84	10.24	7.43	10.00
Value at end of period	14.69	11.74	8.81	14.53	13.17	11.63	10.84	10.24	7.43
Number of accumulation units outstanding at end of period	1,906	1,078	2,744	4,005	9,415	16,885	26,929	36,484	1,727
INVESCO VAN KAMPEN AMERICAN VALUE
Value at beginning of period	8.50	6.18	10.00
Value at end of period	10.23	8.50	6.18
Number of accumulation units outstanding at end of period	6,669	2,770	-
INVESCO VAN KAMPEN COMSTOCK
Value at beginning of period	8.73	6.82	10.78	11.11	10.00
Value at end of period	9.97	8.73	6.82	10.78	11.11
Number of accumulation units outstanding at end of period	12,852	11,158	12,393	5,691	5,418
JANUS ASPEN WORLDWIDE
Value at beginning of period	12.36	9.06	16.53	15.22	13.00	12.40	11.94	9.72	13.18	17.16
Value at end of period	14.18	12.36	9.06	16.53	15.22	13.00	12.40	11.94	9.72	13.18
Number of accumulation units outstanding at end of period	92,645	94,658	84,167	97,614	90,805	105,941	164,472	232,759	219,839	208,436
JANUS TWENTY
Value at beginning of period	7.47	5.26	9.16	6.80	6.11	5.64	4.60	3.70	4.92	7.02
Value at end of period	7.91	7.47	5.26	9.16	6.80	6.11	5.64	4.60	3.70	4.92
Number of accumulation units outstanding at end of period	41,226	44,862	48,861	86,854	115,667	163,937	256,761	300,351	274,501	194,263
JANUS WORLDWIDE
Value at beginning of period	5.65	4.14	7.61	7.03	6.02	5.74	5.49	4.46	6.09	7.97
Value at end of period	6.47	5.65	4.14	7.61	7.03	6.02	5.74	5.49	4.46	6.09
Number of accumulation units outstanding at end of period	20,426	25,188	30,206	56,869	76,465	104,871	137,168	192,743	192,992	155,095
JENSEN
Value at beginning of period	11.08	8.70	12.39	11.69	10.38	10.65	10.00
Value at end of period	12.24	11.08	8.70	12.39	11.69	10.38	10.65
Number of accumulation units outstanding at end of period	8,098	8,665	12,051	33,759	37,548	35,662	15,947
LEGG MASON VALUE TRUST
Value at beginning of period	8.74	6.23	13.90	14.94	14.15	13.48	12.07	8.43	10.00
Value at end of period	9.29	8.74	6.23	13.90	14.94	14.15	13.48	12.07	8.43
Number of accumulation units outstanding at end of period	12,373	17,249	22,379	35,196	52,700	84,198	113,027	80,685	24,425
LORD ABBETT VALUE OPPORTUNITIES
Value at beginning of period	11.32	10.00
Value at end of period	13.97	11.32
Number of accumulation units outstanding at end of period	1,258	202
MAINSTAY SMALL COMPANY
Value at beginning of period	8.48	5.77	9.22	11.28	10.00
Value at end of period	10.42	8.48	5.77	9.22	11.28
Number of accumulation units outstanding at end of period	813	1,105	1,986	13,980	5,135
MAXIM AGGRESSIVE PROFILE I
Value at beginning of period	15.25	11.58	19.49	18.37	16.05	14.90	12.87	9.95	12.19	13.06
Value at end of period	17.46	15.25	11.58	19.49	18.37	16.05	14.90	12.87	9.95	12.19
Number of accumulation units outstanding at end of period	71,018	60,427	115,258	136,520	177,462	196,877	221,131	223,835	166,720	165,531
MAXIM ARIEL MIDCAP VALUE
Value at beginning of period	29.21	18.05	30.65	31.32	28.40	27.73	24.93	19.42	21.98	18.78
Value at end of period	34.59	29.21	18.05	30.65	31.32	28.40	27.73	24.93	19.42	21.98
Number of accumulation units outstanding at end of period	158,399	176,218	205,569	248,363	290,260	342,205	474,476	545,902	544,665	589,121
MAXIM ARIEL SMALL-CAP VALUE
Value at beginning of period	30.02	18.24	34.05	35.25	31.62	32.08	26.51	20.71	22.30	19.47
Value at end of period	38.45	30.02	18.24	34.05	35.25	31.62	32.08	26.51	20.71	22.30
Number of accumulation units outstanding at end of period	49,635	58,774	68,783	83,765	94,314	110,899	136,294	125,335	95,309	74,353
MAXIM BOND INDEX
Value at beginning of period	16.23	15.44	14.65	13.85	13.47	13.32	13.02	12.75	11.74	11.02
Value at end of period	17.13	16.23	15.44	14.65	13.85	13.47	13.32	13.02	12.75	11.74
Number of accumulation units outstanding at end of period	62,186	62,702	68,715	77,840	84,761	89,370	188,711	241,013	156,718	57,734
MAXIM CONSERVATIVE PROFILE I
Value at beginning of period	16.68	13.99	16.37	15.66	14.67	14.21	13.42	12.17	12.37	12.14
Value at end of period	17.96	16.68	13.99	16.37	15.66	14.67	14.21	13.42	12.17	12.37
Number of accumulation units outstanding at end of period	34,316	31,161	34,167	35,019	58,633	67,219	61,350	62,437	60,105	47,547
MAXIM INDEX 600
Value at beginning of period	24.35	19.67	28.93	29.44	25.95	24.47	20.28	14.82	17.65	16.85
Value at end of period	30.31	24.35	19.67	28.93	29.44	25.95	24.47	20.28	14.82	17.65
Number of accumulation units outstanding at end of period	57,963	65,963	79,407	84,733	91,659	95,299	190,285	202,952	185,217	197,788
MAXIM INVESCO ADR
Value at beginning of period	19.89	15.37	25.94	24.39	19.87	18.03	15.21	11.70	13.60	16.44
Value at end of period	20.80	19.89	15.37	25.94	24.39	19.87	18.03	15.21	11.70	13.60
Number of accumulation units outstanding at end of period	24,279	28,473	39,914	45,889	57,813	53,209	71,949	80,506	84,497	113,759
MAXIM LIFETIME 2015 PORTFOLIO I
Value at beginning of period	10.00
Value at end of period	12.51
Number of accumulation units outstanding at end of period	-
MAXIM LIFETIME 2015 PORTFOLIO II
Value at beginning of period	11.56	10.00
Value at end of period	12.78	11.56
Number of accumulation units outstanding at end of period	7,733	-
MAXIM LIFETIME 2025 PORTFOLIO I
Value at beginning of period	10.00
Value at end of period	12.99
Number of accumulation units outstanding at end of period	-
MAXIM LIFETIME 2025 PORTFOLIO II
Value at beginning of period	11.89	10.00
Value at end of period	13.34	11.89
Number of accumulation units outstanding at end of period	5,736	-
MAXIM LIFETIME 2035 PORTFOLIO I
Value at beginning of period	10.00
Value at end of period	13.51
Number of accumulation units outstanding at end of period	-
MAXIM LIFETIME 2035 PORTFOLIO II
Value at beginning of period	12.13	10.00
Value at end of period	13.77	12.13
Number of accumulation units outstanding at end of period	3,151	-
MAXIM LIFETIME 2045 PORTFOLIO I
Value at beginning of period	10.00

Value at end of period	13.72
Number of accumulation units outstanding at end of period	-
MAXIM LIFETIME 2045 PORTFOLIO II
Value at beginning of period	12.20	10.00
Value at end of period	13.90	12.20
Number of accumulation units outstanding at end of period	274	-
MAXIM LIFETIME 2055 PORTFOLIO I
Value at beginning of period	10.00
Value at end of period	13.76
Number of accumulation units outstanding at end of period	-
MAXIM LIFETIME 2055 PORTFOLIO II
Value at beginning of period	12.24	10.00
Value at end of period	13.93	12.24
Number of accumulation units outstanding at end of period	-	-
MAXIM LOOMIS SAYLES BOND
Value at beginning of period	28.26	20.61	26.59	24.83	22.56	21.96	19.98	15.50	14.09	13.87
Value at end of period	31.57	28.26	20.61	26.59	24.83	22.56	21.96	19.98	15.50	14.09
Number of accumulation units outstanding at end of period	57,707	67,311	97,405	114,805	151,708	156,163	171,311	198,216	159,601	176,528
MAXIM LOOMIS SAYLES SMALL-CAP VALUE
Value at beginning of period	19.20	15.16	22.72	22.22	19.01	18.09	14.95	11.24	13.27	11.72
Value at end of period	23.58	19.20	15.16	22.72	22.22	19.01	18.09	14.95	11.24	13.27
Number of accumulation units outstanding at end of period	37,534	47,024	67,079	69,441	79,269	72,077	92,902	99,214	80,248	71,311
MAXIM MFS INTERNATIONAL VALUE
Value at beginning of period	16.83	12.88	28.13	26.72	19.86	17.18	14.59	10.88	13.40	15.11
Value at end of period	18.20	16.83	12.88	28.13	26.72	19.86	17.18	14.59	10.88	13.40
Number of accumulation units outstanding at end of period	178,805	203,159	235,977	298,921	365,143	357,452	441,413	493,274	478,007	509,371
MAXIM MODERATE PROFILE I
Value at beginning of period	16.90	13.71	18.04	17.00	15.33	14.56	13.20	11.09	12.24	12.70
Value at end of period	18.67	16.90	13.71	18.04	17.00	15.33	14.56	13.20	11.09	12.24
Number of accumulation units outstanding at end of period	186,628	215,184	318,096	369,564	547,575	558,495	681,396	591,152	385,603	302,169
MAXIM MODERATELY AGGRESSIVE PROFILE I
Value at beginning of period	16.83	13.22	19.12	18.00	15.97	14.98	13.34	10.86	12.46	13.19
Value at end of period	18.86	16.83	13.22	19.12	18.00	15.97	14.98	13.34	10.86	12.46
Number of accumulation units outstanding at end of period	124,461	166,471	260,851	364,302	483,884	499,548	601,114	541,884	394,948	339,921
MAXIM MODERATELY CONSERVATIVE PROFILE I
Value at beginning of period	16.01	13.24	16.32	15.48	14.22	13.55	12.48	10.81	11.53	11.67
Value at end of period	17.45	16.01	13.24	16.32	15.48	14.22	13.55	12.48	10.81	11.53
Number of accumulation units outstanding at end of period	39,026	48,352	87,392	80,904	125,518	130,069	128,601	130,774	114,087	69,873
MAXIM MONEY MARKET
Value at beginning of period	13.93	14.06	13.93	13.43	12.96	12.74	12.74	12.77	12.72	12.37
Value at end of period	13.80	13.93	14.06	13.93	13.43	12.96	12.74	12.74	12.77	12.72
Number of accumulation units outstanding at end of period	489,278	583,601	685,611	794,312	995,746	972,440	1,291,659	1,906,337	549,783	560,138
MAXIM SMALL-CAP GROWTH
Value at beginning of period	18.27	13.96	24.00	21.58	21.22	20.48	19.51	15.04	21.99	28.79
Value at end of period	22.39	18.27	13.96	24.00	21.58	21.22	20.48	19.51	15.04	21.99
Number of accumulation units outstanding at end of period	80,872	94,189	114,513	152,122	197,098	266,288	384,107	478,525	464,900	536,016
MAXIM STOCK INDEX
Value at beginning of period	20.04	15.96	25.69	24.67	21.71	20.87	19.02	14.96	19.34	22.11
Value at end of period	22.92	20.04	15.96	25.69	24.67	21.71	20.87	19.02	14.96	19.34
Number of accumulation units outstanding at end of period	757,696	863,770	1,032,678	1,218,920	1,487,470	1,763,162	2,546,880	3,006,713	3,308,532	3,559,785
MAXIM T. ROWE PRICE EQUITY/INCOME
Value at beginning of period	23.34	18.82	29.77	29.11	24.68	23.92	21.00	16.87	19.59	19.46
Value at end of period	26.60	23.34	18.82	29.77	29.11	24.68	23.92	21.00	16.87	19.59
Number of accumulation units outstanding at end of period	119,703	142,220	170,036	215,831	297,582	339,478	462,741	518,990	521,917	586,577
MAXIM T. ROWE PRICE MIDCAP GROWTH
Value at beginning of period	23.25	16.20	27.43	23.69	22.41	19.82	16.94	12.41	16.06	16.40
Value at end of period	29.37	23.25	16.20	27.43	23.69	22.41	19.82	16.94	12.41	16.06
Number of accumulation units outstanding at end of period	102,672	101,965	111,281	145,650	160,461	153,301	196,827	195,636	164,759	186,267
MAXIM U.S. GOVERNMENT MORTGAGE SECURITIES
Value at beginning of period	19.14	18.23	17.29	16.39	15.85	15.66	15.22	14.98	13.77	12.98
Value at end of period	20.01	19.14	18.23	17.29	16.39	15.85	15.66	15.22	14.98	13.77
Number of accumulation units outstanding at end of period	96,142	126,112	164,409	176,858	195,772	275,922	381,030	481,229	487,376	429,435
MFS CORE GROWTH
Value at beginning of period	9.79	7.96	12.67	11.16	10.61	10.58	10.02	7.95	10.00
Value at end of period	10.95	9.79	7.96	12.67	11.16	10.61	10.58	10.02	7.95
Number of accumulation units outstanding at end of period	790	790	1,100	1,100	1,944	4,994	5,310	3,625	3,407
OPPENHEIMER CAPITAL APPRECIATION
Value at beginning of period	10.09	7.10	13.24	11.75	11.03	10.64	10.09	7.87	10.00
Value at end of period	10.91	10.09	7.10	13.24	11.75	11.03	10.64	10.09	7.87
Number of accumulation units outstanding at end of period	25,099	25,795	33,680	42,753	44,570	45,300	43,324	21,589	2,764
OPPENHEIMER GLOBAL
Value at beginning of period	13.34	9.68	16.56	15.78	13.57	12.04	10.00
Value at end of period	15.29	13.34	9.68	16.56	15.78	13.57	12.04
Number of accumulation units outstanding at end of period	227,939	217,212	203,808	210,583	204,852	190,244	86,130
PIMCO TOTAL RETURN
Value at beginning of period	15.16	13.48	13.02	12.08	11.75	11.56	11.13	10.67	10.00
Value at end of period	16.31	15.16	13.48	13.02	12.08	11.75	11.56	11.13	10.67
Number of accumulation units outstanding at end of period	84,929	91,108	87,746	78,206	82,146	81,115	102,205	107,642	48,750
PIONEER EQUITY INCOME VCT
Value at beginning of period	11.49	10.19	14.80	14.86	12.28	11.75	10.22	8.44	10.15	11.04
Value at end of period	13.58	11.49	10.19	14.80	14.86	12.28	11.75	10.22	8.44	10.15
Number of accumulation units outstanding at end of period	3,023	5,156	12,276	20,049	36,729	36,667	29,307	24,795	21,354	17,312
PUTNAM HIGH YIELD ADVANTAGE
Value at beginning of period	10.87	7.40	10.00
Value at end of period	12.16	10.87	7.40
Number of accumulation units outstanding at end of period	11,610	8,049	737
PUTNAM INTERNATIONAL CAPITAL OPPORTUNITIES
Value at beginning of period	8.07	5.21	10.00
Value at end of period	9.47	8.07	5.21
Number of accumulation units outstanding at end of period	20,634	10,523	404
RIDGEWORTH SMALL CAP GROWTH STOCK
Value at beginning of period	10.18	7.77	13.34	12.00	11.93	10.00
Value at end of period	12.50	10.18	7.77	13.34	12.00	11.93
Number of accumulation units outstanding at end of period	63,344	62,132	72,350	71,658	82,411	32,437
ROYCE TOTAL RETURN
Value at beginning of period	8.49	6.81	10.00
Value at end of period	10.35	8.49	6.81
Number of accumulation units outstanding at end of period	13,930	1,629	609

RS SELECT GROWTH
Value at beginning of period	10.71	7.33	13.47	11.96	11.18	11.46	10.00
Value at end of period	13.95	10.71	7.33	13.47	11.96	11.18	11.46
Number of accumulation units outstanding at end of period	527	470	871	3,313	4,383	8,026	13,529
RS SMALL CAP GROWTH
Value at beginning of period	5.13	3.51	6.51	5.77	5.32	5.34	4.68	3.22	5.43	7.54
Value at end of period	6.49	5.13	3.51	6.51	5.77	5.32	5.34	4.68	3.22	5.43
Number of accumulation units outstanding at end of period	11,395	11,398	12,595	22,607	38,198	67,121	134,557	210,557	114,711	98,736
INVESTMENT DIVISION (0.85)		2009	2008	2007	2006	2005	2004	2003	2002	2001
ALGER BALANCED
Value at beginning of period	11.48	8.96	13.24	11.89	11.45	10.65	10.00
Value at end of period	12.56	11.48	8.96	13.24	11.89	11.45	10.65
Number of accumulation units outstanding at end of period	206	-	-	-	-	2,011	2,365
ALGER MIDCAP GROWTH
Value at beginning of period	11.14	7.41	17.94	13.75	12.59	11.56	10.00
Value at end of period	13.19	11.14	7.41	17.94	13.75	12.59	11.56
Number of accumulation units outstanding at end of period	48,512	44,572	-	-	-	5,968	5,524
AMERICAN CENTURY EQUITY INCOME
Value at beginning of period	11.44	10.28	12.97	12.85	10.85	10.68	10.00
Value at end of period	12.85	11.44	10.28	12.97	12.85	10.85	10.68
Number of accumulation units outstanding at end of period	36,012	32,894	-	-	-	2,747	3,213
AMERICAN FUNDS GROWTH FUND OF AMERICA
Value at beginning of period	9.60	7.22	11.98	10.92	10.00
Value at end of period	10.65	9.60	7.22	11.98	10.92
Number of accumulation units outstanding at end of period	99,169	65,036	-	-	-
ARTISAN INTERNATIONAL
Value at beginning of period	14.28	10.30	19.59	16.50	13.25	11.50	10.00
Value at end of period	14.99	14.28	10.30	19.59	16.50	13.25	11.50
Number of accumulation units outstanding at end of period	61,828	45,134	-	-	-	1,964	1,034
COLUMBIA MID CAP VALUE
Value at beginning of period	7.90	6.04	10.00
Value at end of period	9.61	7.90	6.04
Number of accumulation units outstanding at end of period	1,373	-	-
DAVIS NEW YORK VENTURE
Value at beginning of period	8.92	6.84	11.54	11.13	10.00
Value at end of period	9.88	8.92	6.84	11.54	11.13
Number of accumulation units outstanding at end of period	32,549	19,441	-	-	-
FEDERATED CAPITAL APPRECIATION
Value at beginning of period	11.02	9.73	13.82	12.60	10.95	10.84	10.00
Value at end of period	12.29	11.02	9.73	13.82	12.60	10.95	10.84
Number of accumulation units outstanding at end of period	19,169	17,710	-	-	-	452	297
FIDELITY VIP CONTRAFUND
Value at beginning of period	12.51	9.30	16.32	13.99	12.63	10.90	10.00
Value at end of period	14.55	12.51	9.30	16.32	13.99	12.63	10.90
Number of accumulation units outstanding at end of period	145,630	111,972	-	-	-	13,887	12,361
FIDELITY VIP GROWTH
Value at beginning of period	10.09	7.93	15.14	12.03	11.35	10.82	10.00
Value at end of period	12.43	10.09	7.93	15.14	12.03	11.35	10.82
Number of accumulation units outstanding at end of period	52,187	43,085	-	-	-	26,640	26,879
INVESCO DYNAMICS
Value at beginning of period	11.86	8.37	15.95	14.32	12.39	11.34	10.00
Value at end of period	14.52	11.86	8.37	15.95	14.32	12.39	11.34
Number of accumulation units outstanding at end of period	1,041	408	-	-	-	17	17
INVESCO LARGE CAP GROWTH
Value at beginning of period	10.21	8.24	13.41	11.71	11.03	10.79	10.00
Value at end of period	11.85	10.21	8.24	13.41	11.71	11.03	10.79
Number of accumulation units outstanding at end of period	-	-	-	-	-	707	707
INVESCO SMALL CAP GROWTH
Value at beginning of period	12.30	9.22	15.18	13.75	12.13	11.29	10.00
Value at end of period	15.40	12.30	9.22	15.18	13.75	12.13	11.29
Number of accumulation units outstanding at end of period	2,940	2,790	-	-	-	153	146
INVESCO VAN KAMPEN AMERICAN VALUE
Value at beginning of period	8.51	6.18	10.00
Value at end of period	10.25	8.51	6.18
Number of accumulation units outstanding at end of period	717	908	-
INVESCO VAN KAMPEN COMSTOCK
Value at beginning of period	8.76	6.84	10.00	11.12	10.00
Value at end of period	10.01	8.76	6.84	10.79	11.12
Number of accumulation units outstanding at end of period	1,849	1,738	-	-	-
JANUS TWENTY
Value at beginning of period	15.00	10.56	18.35	13.61	12.23	11.27	10.00
Value at end of period	15.91	15.00	10.56	18.35	13.61	12.23	11.27
Number of accumulation units outstanding at end of period	1,689	1,028	-	-	-	811	811
JANUS WORLDWIDE
Value at beginning of period	11.00	8.06	14.79	13.65	11.68	11.13	10.00
Value at end of period	12.62	11.00	8.06	14.79	13.65	11.68	11.13
Number of accumulation units outstanding at end of period	1,847	2,438	-	-	-	194	630
JENSEN
Value at beginning of period	11.14	8.73	12.43	11.72	10.39	10.65	10.00
Value at end of period	12.32	11.14	8.73	12.43	11.72	10.39	10.65
Number of accumulation units outstanding at end of period	704	533	-	-	-	854	395
LEGG MASON VALUE TRUST
Value at beginning of period	7.49	5.34	11.90	12.77	12.09	11.50	10.00
Value at end of period	7.97	7.49	5.34	11.90	12.77	12.09	11.50
Number of accumulation units outstanding at end of period	33,473	38,466	-	-	-	1,545	448
LORD ABBETT VALUE OPPORTUNITIES
Value at beginning of period	11.33	10.00
Value at end of period	13.99	11.33
Number of accumulation units outstanding at end of period	607	-
MAINSTAY SMALL COMPANY
Value at beginning of period	8.51	5.79	9.24	11.29	10.00
Value at end of period	10.46	8.51	5.79	9.24	11.29
Number of accumulation units outstanding at end of period	905	-	-	-	-
MAXIM AGGRESSIVE PROFILE I
Value at beginning of period	11.51	8.73	14.68	13.82	12.07	11.19	10.00
Value at end of period	13.19	11.51	8.73	14.68	13.82	12.07	11.19
Number of accumulation units outstanding at end of period	39,842	20,009	-	-	-	13,067	8,991
MAXIM ARIEL MIDCAP VALUE

Value at beginning of period	11.58	7.15	12.13	12.38	11.22	10.94	10.00
Value at end of period	13.73	11.58	7.15	12.13	12.38	11.22	10.94
Number of accumulation units outstanding at end of period	50,514	27,198	-	-	-	18,640	18,124
MAXIM ARIEL SMALL-CAP VALUE
Value at beginning of period	10.29	6.25	11.65	12.05	10.80	10.94	10.00
Value at end of period	13.20	10.29	6.25	11.65	12.05	10.80	10.94
Number of accumulation units outstanding at end of period	64,961	23,369	-	-	-	3,011	2,273
MAXIM BOND INDEX
Value at beginning of period	12.32	11.70	11.09	10.48	10.18	10.06	10.00
Value at end of period	13.01	12.32	11.70	11.09	10.48	10.18	10.06
Number of accumulation units outstanding at end of period	10,969	4,391	-	-	-	229	163
MAXIM CONSERVATIVE PROFILE I
Value at beginning of period	12.28	10.29	12.03	11.49	10.76	10.41	10.00
Value at end of period	13.24	12.28	10.29	12.03	11.49	10.76	10.41
Number of accumulation units outstanding at end of period	10,507	17,954	-	-	-	545	236
MAXIM INDEX 600
Value at beginning of period	11.27	9.09	13.36	13.59	11.96	11.27	10.00
Value at end of period	14.04	11.27	9.09	13.36	13.59	11.96	11.27
Number of accumulation units outstanding at end of period	13,043	2,490	-	-	-	1,170	1,605
MAXIM INVESCO ADR
Value at beginning of period	12.63	9.75	16.44	15.44	12.57	11.39	10.00
Value at end of period	13.22	12.63	9.75	16.44	15.44	12.57	11.39
Number of accumulation units outstanding at end of period	4,853	897	-	-	-	167	247
MAXIM LIFETIME 2015 PORTFOLIO I
Value at beginning of period	10.00
Value at end of period	12.53
Number of accumulation units outstanding at end of period	-
MAXIM LIFETIME 2015 PORTFOLIO II
Value at beginning of period	11.57	10.00
Value at end of period	12.80	11.57
Number of accumulation units outstanding at end of period	30,849	806
MAXIM LIFETIME 2025 PORTFOLIO I
Value at beginning of period	10.00
Value at end of period	13.01
Number of accumulation units outstanding at end of period	-
MAXIM LIFETIME 2025 PORTFOLIO II
Value at beginning of period	11.90	10.00
Value at end of period	13.36	11.90
Number of accumulation units outstanding at end of period	127	-
MAXIM LIFETIME 2035 PORTFOLIO I
Value at beginning of period	10.00
Value at end of period	13.53
Number of accumulation units outstanding at end of period	-
MAXIM LIFETIME 2035 PORTFOLIO II
Value at beginning of period	12.14	10.00
Value at end of period	13.79	12.14
Number of accumulation units outstanding at end of period	2	-
MAXIM LIFETIME 2045 PORTFOLIO I
Value at beginning of period	10.00
Value at end of period	13.74
Number of accumulation units outstanding at end of period	-
MAXIM LIFETIME 2045 PORTFOLIO II
Value at beginning of period	12.21	10.00
Value at end of period	13.92	12.21
Number of accumulation units outstanding at end of period	44	-
MAXIM LIFETIME 2055 PORTFOLIO I
Value at beginning of period	10.00
Value at end of period	13.78
Number of accumulation units outstanding at end of period	-
MAXIM LIFETIME 2055 PORTFOLIO II
Value at beginning of period	12.24	10.00
Value at end of period	13.96	12.24
Number of accumulation units outstanding at end of period	-	-
MAXIM LOOMIS SAYLES BOND
Value at beginning of period	13.65	9.95	12.82	11.96	10.86	10.56	10.00
Value at end of period	15.27	13.65	9.95	12.82	11.96	10.86	10.56
Number of accumulation units outstanding at end of period	74,564	59,006	-	-	-	8,899	8,516
MAXIM LOOMIS SAYLES SMALL-CAP VALUE
Value at beginning of period	11.96	9.43	14.13	13.80	11.80	11.22	10.00
Value at end of period	14.70	11.96	9.43	14.13	13.80	11.80	11.22
Number of accumulation units outstanding at end of period	18,485	13,441	-	-	-	1,293	261
MAXIM MFS INTERNATIONAL VALUE
Value at beginning of period	11.24	8.60	18.74	17.79	13.21	11.41	10.00
Value at end of period	12.17	11.24	8.60	18.74	17.79	13.21	11.41
Number of accumulation units outstanding at end of period	27,944	23,056	-	-	-	2,565	1,925
MAXIM MODERATE PROFILE I
Value at beginning of period	12.56	10.18	13.38	12.60	11.35	10.77	10.00
Value at end of period	13.89	12.56	10.18	13.38	12.60	11.35	10.77
Number of accumulation units outstanding at end of period	58,516	25,379	-	-	-	29,416	18,878
MAXIM MODERATELY AGGRESSIVE PROFILE I
Value at beginning of period	12.37	9.70	14.02	13.19	11.69	10.95	10.00
Value at end of period	13.87	12.37	9.70	14.02	13.19	11.69	10.95
Number of accumulation units outstanding at end of period	57,929	6,339	-	-	-	23,575	17,084
MAXIM MODERATELY CONSERVATIVE PROFILE I
Value at beginning of period	12.60	10.41	12.82	12.15	11.15	10.61	10.00
Value at end of period	13.75	12.60	10.41	12.82	12.15	11.15	10.61
Number of accumulation units outstanding at end of period	36,117	20,037	-	-	-	84	524
MAXIM MONEY MARKET
Value at beginning of period	11.00	11.10	10.98	10.58	10.20	10.01	10.00
Value at end of period	10.91	11.00	11.10	10.98	10.58	10.20	10.01
Number of accumulation units outstanding at end of period	45,229	32,635	-	-	-	5,248	5,248
MAXIM SMALL-CAP GROWTH
Value at beginning of period	10.21	7.80	13.39	12.03	11.82	11.39	10.00
Value at end of period	12.53	10.21	7.80	13.39	12.03	11.82	11.39
Number of accumulation units outstanding at end of period	10,530	3,798	-	-	-	11,981	12,528
MAXIM STOCK INDEX
Value at beginning of period	10.53	8.38	13.47	12.92	11.36	10.91	10.00
Value at end of period	12.05	10.53	8.38	13.47	12.92	11.36	10.91

Number of accumulation units outstanding at end of period	170,880	174,070	-	-	-	37,887	40,197
MAXIM T. ROWE PRICE EQUITY/INCOME
Value at beginning of period	10.69	8.61	13.61	13.29	11.26	10.90	10.00
Value at end of period	12.20	10.69	8.61	13.61	13.29	11.26	10.90
Number of accumulation units outstanding at end of period	93,346	68,042	-	-	-	14,197	13,133
MAXIM T. ROWE PRICE MIDCAP GROWTH
Value at beginning of period	13.21	9.20	15.55	13.42	12.68	11.20	10.00
Value at end of period	16.71	13.21	9.20	15.55	13.42	12.68	11.20
Number of accumulation units outstanding at end of period	45,998	35,712	-	-	-	8,962	8,354
MAXIM U.S. GOVERNMENT MORTGAGE SECURITIES
Value at beginning of period	12.36	11.76	11.14	10.55	10.19	10.06	10.00
Value at end of period	12.93	12.36	11.76	11.14	10.55	10.19	10.06
Number of accumulation units outstanding at end of period	18,979	10,083	-	-	-	2,836	4,155
MFS CORE GROWTH
Value at beginning of period	10.35	8.41	13.37	11.77	11.18	11.13	10.00
Value at end of period	11.59	10.35	8.41	13.37	11.77	11.18	11.13
Number of accumulation units outstanding at end of period	154	154	-	-	-	41	41
OPPENHEIMER CAPITAL APPRECIATION
Value at beginning of period	10.31	7.24	13.50	11.97	11.22	10.82	10.00
Value at end of period	11.16	10.31	7.24	13.50	11.97	11.22	10.82
Number of accumulation units outstanding at end of period	29,569	23,121	-	-	-	118	48
OPPENHEIMER GLOBAL
Value at beginning of period	12.91	9.35	15.99	15.22	13.08	11.59	10.00
Value at end of period	14.80	12.91	9.35	15.99	15.22	13.08	11.59
Number of accumulation units outstanding at end of period	19,587	5,413	-	-	-	1,644	1,412
PIMCO TOTAL RETURN
Value at beginning of period	13.33	11.84	11.42	10.58	10.29	10.11	10.00
Value at end of period	14.35	13.33	11.84	11.42	10.58	10.29	10.11
Number of accumulation units outstanding at end of period	38,522	35,605	-	-	-	445	283
PIONEER EQUITY INCOME VCT
Value at beginning of period	10.65	9.43	13.69	13.73	11.34	10.84	10.00
Value at end of period	12.59	10.65	9.43	13.69	13.73	11.34	10.84
Number of accumulation units outstanding at end of period	285	824	-	-	-	-	-
PUTNAM HIGH YIELD ADVANTAGE
Value at beginning of period	10.89	7.41	10.00
Value at end of period	12.19	10.89	7.41
Number of accumulation units outstanding at end of period	6,349	-	-
PUTNAM INTERNATIONAL CAPITAL OPPORTUNITIES
Value at beginning of period	8.09	5.22	10.00
Value at end of period	9.49	8.09	5.22
Number of accumulation units outstanding at end of period	6,510	1,539	-
RIDGEWORTH SMALL CAP GROWTH STOCK
Value at beginning of period	10.23	7.80	13.38	12.02	11.94	10.00
Value at end of period	12.58	10.23	7.80	13.38	12.02	11.94
Number of accumulation units outstanding at end of period	36,905	27,501	-	-	-	558
ROYCE TOTAL RETURN
Value at beginning of period	8.50	6.81	10.00
Value at end of period	10.38	8.50	6.81
Number of accumulation units outstanding at end of period	5,609	3,232	-
RS SELECT GROWTH
Value at beginning of period	10.62	7.26	13.33	11.83	11.04	11.31	10.00
Value at end of period	13.85	10.62	7.26	13.33	11.83	11.04	11.31
Number of accumulation units outstanding at end of period	-	-	-	-	-	-	-
RS SMALL CAP GROWTH
Value at beginning of period	11.26	7.69	14.27	12.63	11.63	11.65	10.00
Value at end of period	14.26	11.26	7.69	14.27	12.63	11.63	11.65
Number of accumulation units outstanding at end of period	489	696	-	-	-	-	-
INVESTMENT DIVISION (0.75)	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
ALGER BALANCED
Value at beginning of period	12.37	9.64	14.24	12.76	12.28	11.41	11.00	9.31	10.69	10.98
Value at end of period	13.55	12.37	9.64	14.24	12.76	12.28	11.41	11.00	9.31	10.69
Number of accumulation units outstanding at end of period	7,174	6,335	7,295	9,783	9,740	10,036	23,491	26,685	30,271	25,750
ALGER MIDCAP GROWTH
Value at beginning of period	13.68	9.08	21.98	16.83	15.40	14.12	12.59	8.58	12.27	13.23
Value at end of period	16.21	13.68	9.08	21.98	16.83	15.40	14.12	12.59	8.58	12.27
Number of accumulation units outstanding at end of period	34,251	25,569	41,944	56,310	69,782	80,178	87,833	76,145	64,663	57,979
AMERICAN CENTURY EQUITY INCOME
Value at beginning of period	18.32	16.45	20.73	20.52	17.30	17.02	15.24	12.35	13.10	11.86
Value at end of period	20.60	18.32	16.45	20.73	20.52	17.30	17.02	15.24	12.35	13.10
Number of accumulation units outstanding at end of period	16,510	28,139	37,490	45,051	54,324	40,351	45,971	22,298	18,110	8,688
AMERICAN CENTURY INCOME & GROWTH
Value at beginning of period	9.01	7.70	11.87	12.00	10.32	9.92	8.85	6.88	8.59	9.45
Value at end of period	10.20	9.01	7.70	11.87	12.00	10.32	9.92	8.85	6.88	8.59
Number of accumulation units outstanding at end of period	25,483	23,021	20,711	23,616	51,264	45,337	66,202	28,639	22,142	2,206
AMERICAN FUNDS GROWTH FUND OF AMERICA
Value at beginning of period	9.63	7.23	11.99	10.93	10.00
Value at end of period	10.70	9.63	7.23	11.99	10.93
Number of accumulation units outstanding at end of period	80,218	45,572	51,420	32,177	4,343
ARTISAN INTERNATIONAL
Value at beginning of period	10.69	7.70	14.63	12.31	9.88	8.56	7.33	5.71	7.10	8.50
Value at end of period	11.23	10.69	7.70	14.63	12.31	9.88	8.56	7.33	5.71	7.10
Number of accumulation units outstanding at end of period	53,741	70,624	64,301	83,648	80,561	54,803	59,320	40,584	33,286	14,150
COLUMBIA ASSET ALLOCATION FUND VARIABLE SERIES
Value at beginning of period	13.48	10.96	15.40	14.21	12.81	12.11	11.10	9.28	10.59	11.75
Value at end of period	15.18	13.48	10.96	15.40	14.21	12.81	12.11	11.10	9.28	10.59
Number of accumulation units outstanding at end of period	7,205	12,514	12,633	13,611	25,228	24,427	18,507	16,691	10,794	12,009
COLUMBIA MID CAP VALUE
Value at beginning of period	7.92	6.05	10.00
Value at end of period	9.63	7.92	6.05
Number of accumulation units outstanding at end of period	19,736	22,657	273
DAVIS NEW YORK VENTURE
Value at beginning of period	8.95	6.86	11.56	11.13	10.00
Value at end of period	9.93	8.95	6.86	11.56	11.13
Number of accumulation units outstanding at end of period	31,736	29,618	39,227	26,610	22,615
FEDERATED CAPITAL APPRECIATION
Value at beginning of period	10.88	9.60	13.62	12.41	10.78	10.65	10.01	8.15	10.00
Value at end of period	12.15	10.88	9.60	13.62	12.41	10.78	10.65	10.01	8.15
Number of accumulation units outstanding at end of period	12,204	14,033	22,640	23,950	23,831	26,112	31,683	16,564	8,831

FIDELITY VIP CONTRAFUND
Value at beginning of period	17.68	13.12	23.00	19.71	17.77	15.31	13.36	10.48	11.64	13.37
Value at end of period	20.56	17.68	13.12	23.00	19.71	17.77	15.31	13.36	10.48	11.64
Number of accumulation units outstanding at end of period	100,011	117,999	128,938	156,525	136,211	121,030	114,702	77,938	70,602	60,167
FIDELITY VIP GROWTH
Value at beginning of period	12.97	10.19	19.43	15.42	14.54	13.84	13.49	10.23	14.75	18.05
Value at end of period	15.99	12.97	10.19	19.43	15.42	14.54	13.84	13.49	10.23	14.75
Number of accumulation units outstanding at end of period	325,841	314,811	361,533	471,132	551,478	616,601	866,427	927,891	948,538	945,946
FRANKLIN SMALL-MID CAP GROWTH
Value at beginning of period	7.56	5.32	9.32	8.41	7.88	7.18	6.40	4.69	6.70	8.50
Value at end of period	9.63	7.56	5.32	9.32	8.41	7.88	7.18	6.40	4.69	6.70
Number of accumulation units outstanding at end of period	10,130	12,727	13,103	13,564	13,637	19,978	14,767	38,458	14,465	7,384
INVESCO DYNAMICS
Value at beginning of period	6.02	4.24	8.08	7.24	6.26	5.72	5.15	3.75	5.64	8.48
Value at end of period	7.37	6.02	4.24	8.08	7.24	6.26	5.72	5.15	3.75	5.64
Number of accumulation units outstanding at end of period	13,744	10,432	11,836	16,140	16,454	16,716	24,810	35,777	53,272	34,718
INVESCO LARGE CAP GROWTH
Value at beginning of period	5.86	4.72	7.68	6.70	6.31	6.16	5.95	4.79	6.56	8.57
Value at end of period	6.81	5.86	4.72	7.68	6.70	6.31	6.16	5.95	4.79	6.56
Number of accumulation units outstanding at end of period	4,612	4,704	4,748	6,785	9,663	8,600	11,867	10,952	17,313	26,790
INVESCO SMALL CAP GROWTH
Value at beginning of period	11.92	8.92	14.68	13.28	11.71	10.90	10.28	7.44	10.00
Value at end of period	14.93	11.92	8.92	14.68	13.28	11.71	10.90	10.28	7.44
Number of accumulation units outstanding at end of period	2,182	2,461	2,825	3,813	4,553	5,224	11,036	5,440	2,324
INVESCO VAN KAMPEN AMERICAN VALUE
Value at beginning of period	8.52	6.18	10.00
Value at end of period	10.28	8.52	6.18
Number of accumulation units outstanding at end of period	17,992	13,953	1,345
INVESCO VAN KAMPEN COMSTOCK
Value at beginning of period	8.79	6.86	10.81	11.12	10.00
Value at end of period	10.06	8.79	6.86	10.81	11.12
Number of accumulation units outstanding at end of period	10,359	10,138	9,804	4,800	14,194
JANUS ASPEN WORLDWIDE
Value at beginning of period	10.63	7.77	14.16	13.01	11.09	10.55	10.15	8.25	11.15	14.49
Value at end of period	12.22	10.63	7.77	14.16	13.01	11.09	10.55	10.15	8.25	11.15
Number of accumulation units outstanding at end of period	32,083	31,785	43,852	51,675	50,169	72,491	117,920	172,557	185,722	193,107
JANUS FUND
Value at beginning of period	6.47	4.75	7.95	6.95	6.33	6.14	5.91	4.52	6.28	8.57
Value at end of period	7.14	6.47	4.75	7.95	6.95	6.33	6.14	5.91	4.52	6.28
Number of accumulation units outstanding at end of period	8,710	12,405	10,458	9,554	13,656	18,078	22,982	22,562	60,777	15,053
JANUS TWENTY
Value at beginning of period	7.61	5.35	9.30	6.89	6.18	5.69	4.63	3.72	4.93	7.02
Value at end of period	8.08	7.61	5.35	9.30	6.89	6.18	5.69	4.63	3.72	4.93
Number of accumulation units outstanding at end of period	33,977	40,642	45,474	53,693	66,197	36,246	53,446	43,809	50,147	49,241
JANUS WORLDWIDE
Value at beginning of period	5.76	4.21	7.72	7.12	6.09	5.79	5.53	4.49	6.11	7.98
Value at end of period	6.61	5.76	4.21	7.72	7.12	6.09	5.79	5.53	4.49	6.11
Number of accumulation units outstanding at end of period	16,862	16,393	17,319	22,544	28,333	41,232	63,954	38,280	40,551	36,445
JENSEN
Value at beginning of period	11.20	8.77	12.47	11.74	10.40	10.66	10.00
Value at end of period	12.40	11.20	8.77	12.47	11.74	10.40	10.66
Number of accumulation units outstanding at end of period	11,920	13,536	16,075	21,600	17,823	6,955	4,436
LEGG MASON VALUE TRUST
Value at beginning of period	8.87	6.31	14.06	15.07	14.25	13.55	12.11	8.44	10.00
Value at end of period	9.45	8.87	6.31	14.06	15.07	14.25	13.55	12.11	8.44
Number of accumulation units outstanding at end of period	8,832	9,530	12,345	26,826	25,130	24,798	28,472	16,409	1,801
LORD ABBETT VALUE OPPORTUNITIES
Value at beginning of period	11.33	10.00
Value at end of period	14.01	11.33
Number of accumulation units outstanding at end of period	7,886	6,936
MAINSTAY SMALL COMPANY
Value at beginning of period	8.53	5.80	9.25	11.29	10.00
Value at end of period	10.51	8.53	5.80	9.25	11.29
Number of accumulation units outstanding at end of period	2,079	2,079	2,111	10,512	4,316
MAXIM AGGRESSIVE PROFILE I
Value at beginning of period	15.63	11.84	19.89	18.71	16.32	15.11	13.03	10.05	12.29	13.14
Value at end of period	17.92	15.63	11.84	19.89	18.71	16.32	15.11	13.03	10.05	12.29
Number of accumulation units outstanding at end of period	139,230	204,069	207,533	207,028	183,786	148,959	180,884	168,430	165,055	140,600
MAXIM ARIEL MIDCAP VALUE
Value at beginning of period	27.12	16.72	28.34	28.90	26.16	25.49	22.87	17.78	20.08	17.12
Value at end of period	32.18	27.12	16.72	28.34	28.90	26.16	25.49	22.87	17.78	20.08
Number of accumulation units outstanding at end of period	82,055	90,377	105,745	153,823	233,154	239,908	298,286	317,797	361,232	353,595
MAXIM ARIEL SMALL-CAP VALUE
Value at beginning of period	23.43	14.20	26.46	27.34	24.48	24.78	20.44	15.93	17.13	14.92
Value at end of period	30.07	23.43	14.20	26.46	27.34	24.48	24.78	20.44	15.93	17.13
Number of accumulation units outstanding at end of period	30,070	32,380	32,457	41,909	55,168	51,810	67,078	70	63,011	40,779
MAXIM BOND INDEX
Value at beginning of period	16.57	15.72	14.89	14.05	13.64	13.46	13.13	12.84	11.79	11.05
Value at end of period	17.51	16.57	15.72	14.89	14.05	13.64	13.46	13.13	12.84	11.79
Number of accumulation units outstanding at end of period	36,918	43,718	40,919	47,712	56,517	61,255	70,146	49,972	32,896	10,427
MAXIM CONSERVATIVE PROFILE I
Value at beginning of period	17.00	14.23	16.62	15.86	14.84	14.34	13.51	12.23	12.40	12.15
Value at end of period	18.34	17.00	14.23	16.62	15.86	14.84	14.34	13.51	12.23	12.40
Number of accumulation units outstanding at end of period	49,549	83,094	86,321	96,280	95,776	114,118	108,153	156,510	214,143	168,345
MAXIM INDEX 600
Value at beginning of period	19.45	15.68	23.01	23.38	20.56	19.35	16.01	11.68	13.88	13.22
Value at end of period	24.26	19.45	15.68	23.01	23.38	20.56	19.35	16.01	11.68	13.88
Number of accumulation units outstanding at end of period	38,541	59,039	79,333	100,226	139,838	158,241	184,812	179	195,732	179,104
MAXIM INVESCO ADR
Value at beginning of period	14.69	11.33	19.09	17.91	14.56	13.18	11.10	8.52	9.88	11.93
Value at end of period	15.40	14.69	11.33	19.09	17.91	14.56	13.18	11.10	8.52	9.88
Number of accumulation units outstanding at end of period	72,422	85,209	113,941	149,667	200,195	210,380	261,835	318,742	323,340	304,754
MAXIM LIFETIME 2015 PORTFOLIO I
Value at beginning of period	10.00
Value at end of period	12.55
Number of accumulation units outstanding at end of period	-
MAXIM LIFETIME 2015 PORTFOLIO II
Value at beginning of period	11.58	10.00

Value at end of period	12.82	11.58
Number of accumulation units outstanding at end of period	15,252	-
MAXIM LIFETIME 2025 PORTFOLIO I
Value at beginning of period	10.00
Value at end of period	13.03
Number of accumulation units outstanding at end of period	-
MAXIM LIFETIME 2025 PORTFOLIO II
Value at beginning of period	11.91	10.00
Value at end of period	13.38	11.91
Number of accumulation units outstanding at end of period	18,492	1,041
MAXIM LIFETIME 2035 PORTFOLIO I
Value at beginning of period	10.00
Value at end of period	13.55
Number of accumulation units outstanding at end of period	-
MAXIM LIFETIME 2035 PORTFOLIO II
Value at beginning of period	12.14	10.00
Value at end of period	13.81	12.14
Number of accumulation units outstanding at end of period	10,311	-
MAXIM LIFETIME 2045 PORTFOLIO I
Value at beginning of period	10.00
Value at end of period	13.76
Number of accumulation units outstanding at end of period	-
MAXIM LIFETIME 2045 PORTFOLIO II
Value at beginning of period	12.21	10.00
Value at end of period	13.94	12.21
Number of accumulation units outstanding at end of period	789	-
MAXIM LIFETIME 2055 PORTFOLIO I
Value at beginning of period	10.00
Value at end of period	13.80
Number of accumulation units outstanding at end of period	-
MAXIM LIFETIME 2055 PORTFOLIO II
Value at beginning of period	12.25	10.00
Value at end of period	13.97	12.25
Number of accumulation units outstanding at end of period	4	-
MAXIM LOOMIS SAYLES BOND
Value at beginning of period	24.28	17.67	22.75	21.20	19.23	18.68	16.96	13.13	11.91	11.70
Value at end of period	27.17	24.28	17.67	22.75	21.20	19.23	18.68	16.96	13.13	11.91
Number of accumulation units outstanding at end of period	96,897	93,341	123,841	138,622	119,873	99,503	125,048	219,830	206,726	181,118
MAXIM LOOMIS SAYLES SMALL-CAP VALUE
Value at beginning of period	19.68	15.51	23.20	22.64	19.33	18.36	15.14	11.36	13.39	11.80
Value at end of period	24.22	19.68	15.51	23.20	22.64	19.33	18.36	15.14	11.36	13.39
Number of accumulation units outstanding at end of period	35,202	37,529	56,761	67,385	101,081	110,290	116,531	66,125	66,711	42,827
MAXIM MFS INTERNATIONAL VALUE
Value at beginning of period	13.10	10.01	21.81	20.68	15.34	13.24	11.22	8.35	10.27	11.55
Value at end of period	14.20	13.10	10.01	21.81	20.68	15.34	13.24	11.22	8.35	10.27
Number of accumulation units outstanding at end of period	107,699	86,887	118,734	147,122	155,472	137,759	171,310	170,190	191,097	194,421
MAXIM MODERATE PROFILE I
Value at beginning of period	17.34	14.04	18.44	17.35	15.61	14.79	13.39	11.22	12.36	12.80
Value at end of period	19.20	17.34	14.04	18.44	17.35	15.61	14.79	13.39	11.22	12.36
Number of accumulation units outstanding at end of period	523,104	548,464	561,109	633,420	492,288	422,231	541,619	527,862	488,310	442,197
MAXIM MODERATELY AGGRESSIVE PROFILE I
Value at beginning of period	17.26	13.52	19.53	18.35	16.24	15.20	13.51	10.98	12.58	13.29
Value at end of period	19.38	17.26	13.52	19.53	18.35	16.24	15.20	13.51	10.98	12.58
Number of accumulation units outstanding at end of period	426,244	524,431	539,430	619,890	528,140	426,405	449,591	416,798	406,095	320,829
MAXIM MODERATELY CONSERVATIVE PROFILE I
Value at beginning of period	16.49	13.61	16.74	15.85	14.53	13.82	12.70	10.98	11.68	11.80
Value at end of period	18.00	16.49	13.61	16.74	15.85	14.53	13.82	12.70	10.98	11.68
Number of accumulation units outstanding at end of period	163,594	176,025	178,014	202,746	217,224	237,521	260,842	306,567	309,067	336,687
MAXIM MONEY MARKET
Value at beginning of period	13.43	13.53	13.38	12.88	12.40	12.17	12.14	12.15	12.07	11.72
Value at end of period	13.33	13.43	13.53	13.38	12.88	12.40	12.17	12.14	12.15	12.07
Number of accumulation units outstanding at end of period	524,463	725,501	850,522	1,029,740	1,156,346	935,740	1,255,609	1,466,890	1,219,314	1,450,131
MAXIM SMALL-CAP GROWTH
Value at beginning of period	13.08	9.98	17.12	15.36	15.08	14.52	13.80	10.62	15.50	20.24
Value at end of period	16.06	13.08	9.98	17.12	15.36	15.08	14.52	13.80	10.62	15.50
Number of accumulation units outstanding at end of period	100,006	106,625	127,933	164,570	205,765	249,725	396,176	424,713	428,582	430,489
MAXIM STOCK INDEX
Value at beginning of period	13.81	10.98	17.63	16.90	14.84	14.24	12.95	10.16	13.12	14.96
Value at end of period	15.83	13.81	10.98	17.63	16.90	14.84	14.24	12.95	10.16	13.12
Number of accumulation units outstanding at end of period	896,719	909,821	990,897	1,255,492	1,549,039	1,710,224	2,321,101	3,076,632	3,503,273	3,767,774
MAXIM T. ROWE PRICE EQUITY/INCOME
Value at beginning of period	16.91	13.61	21.49	20.97	17.74	17.17	15.04	12.06	13.97	13.85
Value at end of period	19.32	16.91	13.61	21.49	20.97	17.74	17.17	15.04	12.06	13.97
Number of accumulation units outstanding at end of period	231,240	224,459	274,874	417,837	487,308	516,348	654,772	612,770	616,083	573,008
MAXIM T. ROWE PRICE MIDCAP GROWTH
Value at beginning of period	23.83	16.57	28.00	24.14	22.78	20.11	17.16	12.54	16.20	16.51
Value at end of period	30.17	23.83	16.57	28.00	24.14	22.78	20.11	17.16	12.54	16.20
Number of accumulation units outstanding at end of period	63,517	71,169	85,901	101,555	108,837	118,517	143,135	109,705	101,535	91,020
MAXIM U.S. GOVERNMENT MORTGAGE SECURITIES
Value at beginning of period	18.27	17.37	16.44	15.55	15.01	14.80	14.35	14.10	12.94	12.17
Value at end of period	19.15	18.27	17.37	16.44	15.55	15.01	14.80	14.35	14.10	12.94
Number of accumulation units outstanding at end of period	41,623	50,965	57,165	82,037	186,205	184,996	226,093	337,416	357,996	327,141
MFS CORE GROWTH
Value at beginning of period	9.94	8.07	12.81	11.27	10.69	10.63	10.05	7.96	10.00
Value at end of period	11.14	9.94	8.07	12.81	11.27	10.69	10.63	10.05	7.96
Number of accumulation units outstanding at end of period	144	852	841	6,976	6,870	6,749	6,784	7,976	1,105
OPPENHEIMER CAPITAL APPRECIATION
Value at beginning of period	10.25	7.19	13.39	11.86	11.11	10.70	10.12	7.88	10.00
Value at end of period	11.10	10.25	7.19	13.39	11.86	11.11	10.70	10.12	7.88
Number of accumulation units outstanding at end of period	15,963	34,043	33,023	38,932	31,322	28,212	27,284	5,738	2,436
OPPENHEIMER GLOBAL
Value at beginning of period	13.48	9.76	16.67	15.85	13.61	12.05	10.00
Value at end of period	15.48	13.48	9.76	16.67	15.85	13.61	12.05
Number of accumulation units outstanding at end of period	54,172	60,595	62,712	54,572	50,909	28,995	14,657
PIMCO TOTAL RETURN
Value at beginning of period	15.40	13.66	13.17	12.19	11.84	11.62	11.16	10.68	10.00
Value at end of period	16.59	15.40	13.66	13.17	12.19	11.84	11.62	11.16	10.68
Number of accumulation units outstanding at end of period	52,654	70,691	66,295	48,489	58,817	62,785	55,454	29,997	13,490

PIONEER EQUITY INCOME VCT
Value at beginning of period	11.70	10.35	14.99	15.03	12.40	11.84	10.28	8.47	10.16	11.03
Value at end of period	13.84	11.70	10.35	14.99	15.03	12.40	11.84	10.28	8.47	10.16
Number of accumulation units outstanding at end of period	7,729	8,912	11,051	13,806	13,866	13,130	13,768	10,108	9,593	6,589
PUTNAM HIGH YIELD ADVANTAGE
Value at beginning of period	10.91	7.41	10.00
Value at end of period	12.22	10.91	7.41
Number of accumulation units outstanding at end of period	8,782	9,069	64
PUTNAM INTERNATIONAL CAPITAL OPPORTUNITIES
Value at beginning of period	8.10	5.22	10.00
Value at end of period	9.52	8.10	5.22
Number of accumulation units outstanding at end of period	35,940	35,722	8,909
RIDGEWORTH SMALL CAP GROWTH STOCK
Value at beginning of period	10.27	7.82	13.41	12.04	11.95	10.00
Value at end of period	12.65	10.27	7.82	13.41	12.04	11.95
Number of accumulation units outstanding at end of period	82,839	60,746	74,937	63,697	50,796	18,159
ROYCE TOTAL RETURN
Value at beginning of period	8.52	6.82	10.00
Value at end of period	10.41	8.52	6.82
Number of accumulation units outstanding at end of period	42,702	24,031	8,915
RS SELECT GROWTH
Value at beginning of period	10.83	7.40	13.56	12.02	11.21	11.47	10.00
Value at end of period	14.14	10.83	7.40	13.56	12.02	11.21	11.47
Number of accumulation units outstanding at end of period	1,025	960	2,382	3,988	4,505	5,069	9,173
RS SMALL CAP GROWTH
Value at beginning of period	5.23	3.57	6.61	5.85	5.38	5.39	4.71	3.24	5.45	7.55
Value at end of period	6.63	5.23	3.57	6.61	5.85	5.38	5.39	4.71	3.24	5.45
Number of accumulation units outstanding at end of period	7,261	6,541	7,859	7,094	10,554	12,271	36,199	34,730	20,154	24,378
INVESTMENT DIVISION (0.65)	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
ALGER BALANCED
Value at beginning of period	10.73	8.35	12.32	11.04	10.61	9.85	9.48	8.02	9.20	9.44
Value at end of period	11.76	10.73	8.35	12.32	11.04	10.61	9.85	9.48	8.02	9.20
Number of accumulation units outstanding at end of period	-	-	-	-	-	-	-	-	-	-
ALGER MIDCAP GROWTH
Value at beginning of period	10.25	6.80	16.44	12.58	11.49	10.53	9.38	6.39	9.12	9.83
Value at end of period	12.16	10.25	6.80	16.44	12.58	11.49	10.53	9.38	6.39	9.12
Number of accumulation units outstanding at end of period	443	-	-	-	-	-	-	-	-	-
AMERICAN CENTURY EQUITY INCOME
Value at beginning of period	18.50	16.59	20.89	20.65	17.40	17.10	15.29	12.39	13.12	11.86
Value at end of period	20.82	18.50	16.59	20.89	20.65	17.40	17.10	15.29	12.39	13.12
Number of accumulation units outstanding at end of period	1,001	-	-	-	-	-	-	-	-	-
AMERICAN FUNDS GROWTH FUND OF AMERICA
Value at beginning of period	9.66	7.25	12.01	10.00
Value at end of period	10.74	9.66	7.25	12.01
Number of accumulation units outstanding at end of period	139	-	-	-
ARTISAN INTERNATIONAL
Value at beginning of period	10.79	7.77	14.75	12.40	9.94	8.60	7.35	5.73	7.11	8.51
Value at end of period	11.35	10.79	7.77	14.75	12.40	9.94	8.60	7.35	5.73	7.11
Number of accumulation units outstanding at end of period	1,710	322	322	322	728	196	-	-	-	-
COLUMBIA MID CAP VALUE
Value at beginning of period	7.93	6.05	10.00
Value at end of period	9.66	7.93	6.05
Number of accumulation units outstanding at end of period	49	-	-
DAVIS NEW YORK VENTURE
Value at beginning of period	8.98	6.87	11.57	11.13	10.00
Value at end of period	9.97	8.98	6.87	11.57	11.13
Number of accumulation units outstanding at end of period	299	-	-	-	-
FEDERATED CAPITAL APPRECIATION
Value at beginning of period	10.96	9.67	13.70	12.47	10.82	10.68	10.03	8.15	10.00
Value at end of period	12.26	10.96	9.67	13.70	12.47	10.82	10.68	10.03	8.15
Number of accumulation units outstanding at end of period	372	-	-	-	-	-	-	-	-
FIDELITY VIP CONTRAFUND
Value at beginning of period	12.74	9.45	16.54	14.16	12.76	10.98	9.57	7.50	8.33	9.57
Value at end of period	14.84	12.74	9.45	16.54	14.16	12.76	10.98	9.57	7.50	8.33
Number of accumulation units outstanding at end of period	4,107	134	134	134	134	134	134	134	134	134
FIDELITY VIP GROWTH
Value at beginning of period	6.46	5.07	9.65	7.65	7.21	6.86	6.67	5.06	7.28	8.90
Value at end of period	7.96	6.46	5.07	9.65	7.65	7.21	6.86	6.67	5.06	7.28
Number of accumulation units outstanding at end of period	3,400	2,039	2,039	2,039	2,039	2,787	2,915	2,915	3,307	3,321
INVESCO DYNAMICS
Value at beginning of period	6.08	4.28	8.14	7.29	6.30	5.75	5.17	3.76	5.66	8.48
Value at end of period	7.45	6.08	4.28	8.14	7.29	6.30	5.75	5.17	3.76	5.66
Number of accumulation units outstanding at end of period	-	-	-	-	-	-	-	-	-	-
INVESCO LARGE CAP GROWTH
Value at beginning of period	5.92	4.77	7.74	6.75	6.34	6.19	5.98	4.80	6.57	8.58
Value at end of period	6.88	5.92	4.77	7.74	6.75	6.34	6.19	5.98	4.80	6.57
Number of accumulation units outstanding at end of period	-	-	-	-	-	-	-	-	-	-
INVESCO SMALL CAP GROWTH
Value at beginning of period	12.01	8.99	14.77	13.35	11.76	10.92	10.30	7.45	10.00
Value at end of period	15.07	12.01	8.99	14.77	13.35	11.76	10.92	10.30	7.45
Number of accumulation units outstanding at end of period	115	-	-	-	-	-	-	-	-
INVESCO VAN KAMPEN AMERICAN VALUE
Value at beginning of period	8.54	6.19	10.00
Value at end of period	10.31	8.54	6.19
Number of accumulation units outstanding at end of period	41	-	-
INVESCO VAN KAMPEN COMSTOCK
Value at beginning of period	8.82	6.87	10.82	10.00
Value at end of period	10.10	8.82	6.87	10.82
Number of accumulation units outstanding at end of period	-	-	-	-
JANUS TWENTY
Value at beginning of period	7.69	5.40	9.37	6.94	6.22	5.72	4.65	3.73	4.94	7.03
Value at end of period	8.17	7.69	5.40	9.37	6.94	6.22	5.72	4.65	3.73	4.94
Number of accumulation units outstanding at end of period	106	-	-	-	-	-	-	-	-	-
JANUS WORLDWIDE
Value at beginning of period	5.81	4.25	7.78	7.17	6.12	5.82	5.55	4.50	6.12	7.99
Value at end of period	6.68	5.81	4.25	7.78	7.17	6.12	5.82	5.55	4.50	6.12
Number of accumulation units outstanding at end of period	91	-	-	-	-	-	-	-	-	-
JENSEN

Value at beginning of period	11.26	8.81	12.52	11.77	10.42	10.66	10.00
Value at end of period	12.48	11.26	8.81	12.52	11.77	10.42	10.66
Number of accumulation units outstanding at end of period	153	-	-	-	-	-	-
LEGG MASON VALUE TRUST
Value at beginning of period	8.94	6.35	14.14	15.14	14.30	13.58	12.13	8.45	10.00
Value at end of period	9.53	8.94	6.35	14.14	15.14	14.30	13.58	12.13	8.45
Number of accumulation units outstanding at end of period	185	-	-	-	-	-	-	-	-
LORD ABBETT VALUE OPPORTUNITIES
Value at beginning of period	11.34	10.00
Value at end of period	14.03	11.34
Number of accumulation units outstanding at end of period	-	-
MAINSTAY SMALL COMPANY
Value at beginning of period	8.56	5.81	9.26	11.30	10.00
Value at end of period	10.55	8.56	5.81	9.26	11.30
Number of accumulation units outstanding at end of period	-	-	-	-	-
MAXIM AGGRESSIVE PROFILE I
Value at beginning of period	11.76	8.90	14.94	14.04	12.23	11.32	9.75	7.51	9.18	9.80
Value at end of period	13.51	11.76	8.90	14.94	14.04	12.23	11.32	9.75	7.51	9.18
Number of accumulation units outstanding at end of period	26,459	176	176	176	176	176	176	176	176	176
MAXIM ARIEL MIDCAP VALUE
Value at beginning of period	19.18	11.82	20.00	20.38	18.43	17.94	16.08	12.49	14.09	12.00
Value at end of period	22.78	19.18	11.82	20.00	20.38	18.43	17.94	16.08	12.49	14.09
Number of accumulation units outstanding at end of period	541	538	538	538	538	538	538	538	545	545
MAXIM ARIEL SMALL-CAP VALUE
Value at beginning of period	19.89	12.04	22.42	23.14	20.69	20.93	17.24	13.43	14.42	12.55
Value at end of period	25.55	19.89	12.04	22.42	23.14	20.69	20.93	17.24	13.43	14.42
Number of accumulation units outstanding at end of period	1,482	1,310	1,413	1,413	1,413	1,413	1,413	1,413	1,413	1,413
MAXIM BOND INDEX
Value at beginning of period	16.67	15.80	14.95	14.10	13.67	13.48	13.13	12.83	11.77	11.02
Value at end of period	17.64	16.67	15.80	14.95	14.10	13.67	13.48	13.13	12.83	11.77
Number of accumulation units outstanding at end of period	592	-	-	-	-	-	-	-	-	-
MAXIM CONSERVATIVE PROFILE I
Value at beginning of period	14.80	12.37	14.44	13.77	12.86	12.42	11.69	10.57	10.71	10.48
Value at end of period	15.99	14.80	12.37	14.44	13.77	12.86	12.42	11.69	10.57	10.71
Number of accumulation units outstanding at end of period	3,298	-	-	-	-	-	-	-	-	-
MAXIM INDEX 600
Value at beginning of period	15.85	12.77	18.72	18.99	16.69	15.69	12.97	9.45	11.22	10.67
Value at end of period	19.79	15.85	12.77	18.72	18.99	16.69	15.69	12.97	9.45	11.22
Number of accumulation units outstanding at end of period	930	617	617	617	617	723	617	617	841	841
MAXIM INVESCO ADR
Value at beginning of period	12.04	9.28	15.62	14.64	11.89	10.75	9.05	6.94	8.04	9.69
Value at end of period	12.63	12.04	9.28	15.62	14.64	11.89	10.75	9.05	6.94	8.04
Number of accumulation units outstanding at end of period	929	872	872	872	872	1,212	1,212	1,212	1,331	1,340
MAXIM LIFETIME 2015 PORTFOLIO I
Value at beginning of period	10.00
Value at end of period	12.57
Number of accumulation units outstanding at end of period	-
MAXIM LIFETIME 2015 PORTFOLIO II
Value at beginning of period	11.59	10.00
Value at end of period	12.84	11.59
Number of accumulation units outstanding at end of period	-	-
MAXIM LIFETIME 2025 PORTFOLIO I
Value at beginning of period	10.00
Value at end of period	13.06
Number of accumulation units outstanding at end of period	-
MAXIM LIFETIME 2025 PORTFOLIO II
Value at beginning of period	11.91	10.00
Value at end of period	13.40	11.91
Number of accumulation units outstanding at end of period	33	-
MAXIM LIFETIME 2035 PORTFOLIO I
Value at beginning of period	10.00
Value at end of period	13.58
Number of accumulation units outstanding at end of period	-
MAXIM LIFETIME 2035 PORTFOLIO II
Value at beginning of period	12.15	10.00
Value at end of period	13.83	12.15
Number of accumulation units outstanding at end of period	50	-
MAXIM LIFETIME 2045 PORTFOLIO I
Value at beginning of period	10.00
Value at end of period	13.79
Number of accumulation units outstanding at end of period	-
MAXIM LIFETIME 2045 PORTFOLIO II
Value at beginning of period	12.22	10.00
Value at end of period	13.96	12.22
Number of accumulation units outstanding at end of period	81	-
MAXIM LIFETIME 2055 PORTFOLIO I
Value at beginning of period	10.00
Value at end of period	13.82
Number of accumulation units outstanding at end of period	-
MAXIM LIFETIME 2055 PORTFOLIO II
Value at beginning of period	12.26	10.00
Value at end of period	14.00	12.26
Number of accumulation units outstanding at end of period	-	-
MAXIM LOOMIS SAYLES BOND
Value at beginning of period	21.73	15.79	20.32	18.92	17.14	16.63	15.08	11.67	10.57	10.37
Value at end of period	24.34	21.73	15.79	20.32	18.92	17.14	16.63	15.08	11.67	10.57
Number of accumulation units outstanding at end of period	638	118	212	212	212	212	212	212	212	228
MAXIM LOOMIS SAYLES SMALL-CAP VALUE
Value at beginning of period	19.06	15.01	22.43	21.87	18.68	17.70	14.58	10.93	12.87	11.33
Value at end of period	23.48	19.06	15.01	22.43	21.87	18.68	17.70	14.58	10.93	12.87
Number of accumulation units outstanding at end of period	217	101	101	101	101	101	101	101	128	128
MAXIM MFS INTERNATIONAL VALUE
Value at beginning of period	11.59	8.85	19.26	18.25	13.52	11.66	9.87	7.34	9.01	10.13
Value at end of period	12.58	11.59	8.85	19.26	18.25	13.52	11.66	9.87	7.34	9.01
Number of accumulation units outstanding at end of period	1,780	1,664	1,761	1,761	1,761	1,870	1,653	1,613	1,571	1,525
MAXIM MODERATE PROFILE I
Value at beginning of period	13.74	11.11	14.58	13.70	12.31	11.66	10.54	8.83	9.71	10.05
Value at end of period	15.22	13.74	11.11	14.58	13.70	12.31	11.66	10.54	8.83	9.71

Number of accumulation units outstanding at end of period	37,187	-	-	-	-	-	-	-	-	-
MAXIM MODERATELY AGGRESSIVE PROFILE I
Value at beginning of period	12.92	10.12	14.60	13.70	12.13	11.33	10.06	8.17	9.34	9.86
Value at end of period	14.53	12.92	10.12	14.60	13.70	12.13	11.33	10.06	8.17	9.34
Number of accumulation units outstanding at end of period	32,006	-	-	-	-	-	-	-	-	-
MAXIM MODERATELY CONSERVATIVE PROFILE I
Value at beginning of period	14.28	11.77	14.47	13.69	12.54	11.91	10.93	9.45	10.04	10.14
Value at end of period	15.61	14.28	11.77	14.47	13.69	12.54	11.91	10.93	9.45	10.04
Number of accumulation units outstanding at end of period	5,231	-	-	-	-	-	-	-	-	-
MAXIM MONEY MARKET
Value at beginning of period	11.97	12.05	11.90	11.44	11.01	10.79	10.75	10.75	10.65	10.35
Value at end of period	11.89	11.97	12.05	11.90	11.44	11.01	10.79	10.75	10.75	10.65
Number of accumulation units outstanding at end of period	10,768	2,871	2,871	2,871	2,392	2,305	2,702	2,702	417	85
MAXIM SMALL-CAP GROWTH
Value at beginning of period	6.19	4.72	8.08	7.24	7.10	6.83	6.49	4.99	7.27	9.49
Value at end of period	7.61	6.19	4.72	8.08	7.24	7.10	6.83	6.49	4.99	7.27
Number of accumulation units outstanding at end of period	3,427	3,427	3,600	3,600	3,600	3,334	3,820	3,820	3,820	3,856
MAXIM STOCK INDEX
Value at beginning of period	8.56	6.80	10.91	10.44	9.16	8.78	7.98	6.26	8.07	9.19
Value at end of period	9.82	8.56	6.80	10.91	10.44	9.16	8.78	7.98	6.26	8.07
Number of accumulation units outstanding at end of period	5,661	4,194	4,342	4,342	4,342	4,325	4,251	4,128	4,001	4,393
MAXIM T. ROWE PRICE EQUITY/INCOME
Value at beginning of period	13.46	10.82	17.07	16.64	14.06	13.59	11.89	9.53	11.03	10.92
Value at end of period	15.39	13.46	10.82	17.07	16.64	14.06	13.59	11.89	9.53	11.03
Number of accumulation units outstanding at end of period	2,797	1,516	1,516	1,516	1,516	1,516	1,516	1,516	1,534	1,550
MAXIM T. ROWE PRICE MIDCAP GROWTH
Value at beginning of period	14.92	10.37	17.50	15.07	14.21	12.53	10.68	7.80	10.07	10.25
Value at end of period	18.91	14.92	10.37	17.50	15.07	14.21	12.53	10.68	7.80	10.07
Number of accumulation units outstanding at end of period	1,063	143	143	143	143	515	515	515	615	615
MAXIM U.S. GOVERNMENT MORTGAGE SECURITIES
Value at beginning of period	16.64	15.80	14.94	14.12	13.62	13.42	13.00	12.75	11.69	10.99
Value at end of period	17.46	16.64	15.80	14.94	14.12	13.62	13.42	13.00	12.75	11.69
Number of accumulation units outstanding at end of period	1,538	357	357	357	357	357	357	357	357	357
MFS CORE GROWTH
Value at beginning of period	10.01	8.12	12.88	11.32	10.73	10.66	10.07	7.96	10.00
Value at end of period	11.24	10.01	8.12	12.88	11.32	10.73	10.66	10.07	7.96
Number of accumulation units outstanding at end of period	533	-	-	-	-	-	-	-	-
OPPENHEIMER CAPITAL APPRECIATION
Value at beginning of period	10.32	7.24	13.46	11.91	11.15	10.72	10.14	7.88	10.00
Value at end of period	11.20	10.32	7.24	13.46	11.91	11.15	10.72	10.14	7.88
Number of accumulation units outstanding at end of period	2,141	-	-	-	-	-	-	-	-
OPPENHEIMER GLOBAL
Value at beginning of period	13.56	9.81	16.74	15.90	13.63	12.05	10.00
Value at end of period	15.59	13.56	9.81	16.74	15.90	13.63	12.05
Number of accumulation units outstanding at end of period	2,873	-	-	-	-	-	-
PIMCO TOTAL RETURN
Value at beginning of period	15.53	13.76	13.24	12.25	11.88	11.65	11.18	10.00
Value at end of period	16.75	15.53	13.76	13.24	12.25	11.88	11.65	11.18
Number of accumulation units outstanding at end of period	1,600	-	-	-	-	-	-	-
PIONEER EQUITY INCOME VCT
Value at beginning of period	11.99	10.60	15.35	15.36	12.66	12.08	10.48	8.62	10.34	11.21
Value at end of period	14.21	11.99	10.60	15.35	15.36	12.66	12.08	10.48	8.62	10.34
Number of accumulation units outstanding at end of period	7	-	-	-	-	-	-	-	-	-
PUTNAM HIGH YIELD ADVANTAGE
Value at beginning of period	10.92	7.41	10.00
Value at end of period	12.25	10.92	7.41
Number of accumulation units outstanding at end of period	-	-	-
PUTNAM INTERNATIONAL CAPITAL OPPORTUNITIES
Value at beginning of period	8.11	5.22	10.00
Value at end of period	9.54	8.11	5.22
Number of accumulation units outstanding at end of period	260	-	-
RIDGEWORTH SMALL CAP GROWTH STOCK
Value at beginning of period	10.32	7.85	13.45	12.06	11.95	10.00
Value at end of period	12.72	10.32	7.85	13.45	12.06	11.95
Number of accumulation units outstanding at end of period	759	-	-	-	-	-
ROYCE TOTAL RETURN
Value at beginning of period	8.53	6.82	10.00
Value at end of period	10.43	8.53	6.82
Number of accumulation units outstanding at end of period	77	-	-
RS SELECT GROWTH
Value at beginning of period	10.89	7.43	13.61	12.05	11.22	11.48	10.00
Value at end of period	14.23	10.89	7.43	13.61	12.05	11.22	11.48
Number of accumulation units outstanding at end of period	-	-	-	-	-	-	-
RS SMALL CAP GROWTH
Value at beginning of period	5.28	3.60	6.66	5.89	5.41	5.41	4.73	3.24	5.46	7.55
Value at end of period	6.70	5.28	3.60	6.66	5.89	5.41	5.41	4.73	3.24	5.46
Number of accumulation units outstanding at end of period	-	-	-	-	-	-	-	-	-	-
INVESTMENT DIVISION (0.55)	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
ALGER BALANCED
Value at beginning of period	12.63	9.82	14.47	12.95	12.44	11.53	11.09	9.37	10.74	11.01
Value at end of period	13.86	12.63	9.82	14.47	12.95	12.44	11.53	11.09	9.37	10.74
Number of accumulation units outstanding at end of period	700	1,152	2,687	2,339	8,547	14,147	7,220	7,197	6,592	10,322
ALGER MIDCAP GROWTH
Value at beginning of period	13.96	9.25	22.34	17.08	15.59	14.27	12.70	8.64	12.33	13.26
Value at end of period	16.58	13.96	9.25	22.34	17.08	15.59	14.27	12.70	8.64	12.33
Number of accumulation units outstanding at end of period	20,974	30,119	39,280	40,426	62,569	67,889	64,022	49,987	30,204	50,488
AMERICAN CENTURY EQUITY INCOME
Value at beginning of period	18.68	16.73	21.04	20.79	17.50	17.17	15.34	12.42	13.14	11.87
Value at end of period	21.04	18.68	16.73	21.04	20.79	17.50	17.17	15.34	12.42	13.14
Number of accumulation units outstanding at end of period	8,424	19,363	16,445	30,742	47,787	48,672	30,600	31,769	13,045	14,329
AMERICAN FUNDS GROWTH FUND OF AMERICA
Value at beginning of period	9.69	7.27	12.02	10.93	10.00
Value at end of period	10.79	9.69	7.27	12.02	10.93
Number of accumulation units outstanding at end of period	7,776	18,917	20,226	11,067	26,244
ARTISAN INTERNATIONAL
Value at beginning of period	10.89	7.84	14.86	12.48	9.99	8.64	7.38	5.74	7.12	8.51
Value at end of period	11.48	10.89	7.84	14.86	12.48	9.99	8.64	7.38	5.74	7.12
Number of accumulation units outstanding at end of period	39,730	52,150	64,611	82,622	77,393	61,213	38,978	21,105	7,588	5,267

COLUMBIA MID CAP VALUE
Value at beginning of period	7.94	6.05	10.00
Value at end of period	9.68	7.94	6.05
Number of accumulation units outstanding at end of period	10,430	6,478	9,788
DAVIS NEW YORK VENTURE
Value at beginning of period	9.01	6.89	11.59	11.14	10.00
Value at end of period	10.01	9.01	6.89	11.59	11.14
Number of accumulation units outstanding at end of period	14,967	25,756	21,430	10,053	15,191
FEDERATED CAPITAL APPRECIATION
Value at beginning of period	11.05	9.73	13.77	12.52	10.85	10.71	10.04	8.16	10.00
Value at end of period	12.36	11.05	9.73	13.77	12.52	10.85	10.71	10.04	8.16
Number of accumulation units outstanding at end of period	6,380	9,623	17,404	15,487	19,140	28,022	21,110	15,242	3,191
FIDELITY VIP CONTRAFUND
Value at beginning of period	18.07	13.39	23.42	20.03	18.03	15.50	13.50	10.56	11.72	13.43
Value at end of period	21.07	18.07	13.39	23.42	20.03	18.03	15.50	13.50	10.56	11.72
Number of accumulation units outstanding at end of period	30,634	54,269	32,085	48,260	67,660	82,505	77,486	43,416	37,904	35,737
FIDELITY VIP GROWTH
Value at beginning of period	15.08	11.82	22.50	17.82	16.77	15.94	15.50	11.73	16.88	20.62
Value at end of period	18.63	15.08	11.82	22.50	17.82	16.77	15.94	15.50	11.73	16.88
Number of accumulation units outstanding at end of period	119,104	133,664	132,026	148,801	211,429	259,546	476,985	225,299	274,724	312,757
INVESCO DYNAMICS
Value at beginning of period	6.14	4.32	8.20	7.34	6.33	5.77	5.18	3.77	5.66	8.49
Value at end of period	7.53	6.14	4.32	8.20	7.34	6.33	5.77	5.18	3.77	5.66
Number of accumulation units outstanding at end of period	1,411	4,812	11,861	33,226	25,099	20,547	16,573	20,701	21,751	17,556
INVESCO LARGE CAP GROWTH
Value at beginning of period	5.97	4.80	7.80	6.79	6.38	6.22	6.00	4.81	6.58	8.58
Value at end of period	6.95	5.97	4.80	7.80	6.79	6.38	6.22	6.00	4.81	6.58
Number of accumulation units outstanding at end of period	6,487	6,538	9,717	9,915	10,375	19,619	22,215	23,856	23,175	24,965
INVESCO SMALL CAP GROWTH
Value at beginning of period	12.10	9.05	14.86	13.41	11.80	10.95	10.31	7.45	10.00
Value at end of period	15.20	12.10	9.05	14.86	13.41	11.80	10.95	10.31	7.45
Number of accumulation units outstanding at end of period	696	978	2,016	4,652	5,723	13,660	17,006	8,443	2,247
INVESCO VAN KAMPEN AMERICAN VALUE
Value at beginning of period	8.55	6.19	10.00
Value at end of period	10.33	8.55	6.19
Number of accumulation units outstanding at end of period	11,009	4,595	9
INVESCO VAN KAMPEN COMSTOCK
Value at beginning of period	8.85	6.89	10.84	11.13	10.00
Value at end of period	10.15	8.85	6.89	10.84	11.13
Number of accumulation units outstanding at end of period	1,172	11,576	3,999	5,176	1,416
JANUS TWENTY
Value at beginning of period	7.76	5.45	9.44	6.98	6.25	5.74	4.66	3.74	4.95	7.03
Value at end of period	8.25	7.76	5.45	9.44	6.98	6.25	5.74	4.66	3.74	4.95
Number of accumulation units outstanding at end of period	9,817	10,480	23,555	24,281	28,213	39,806	41,994	39,894	31,903	50,805
JANUS WORLDWIDE
Value at beginning of period	5.87	4.29	7.84	7.22	6.15	5.85	5.57	4.51	6.13	7.99
Value at end of period	6.75	5.87	4.29	7.84	7.22	6.15	5.85	5.57	4.51	6.13
Number of accumulation units outstanding at end of period	3,069	3,817	8,742	14,246	17,989	29,797	39,180	43,909	39,683	45,126
JENSEN
Value at beginning of period	11.32	8.85	12.56	11.80	10.43	10.67	10.00
Value at end of period	12.56	11.32	8.85	12.56	11.80	10.43	10.67
Number of accumulation units outstanding at end of period	346	672	6,106	3,389	4,524	3,647	2,082
LEGG MASON VALUE TRUST
Value at beginning of period	9.01	6.40	14.22	15.22	14.36	13.62	12.15	8.45	10.00
Value at end of period	9.61	9.01	6.40	14.22	15.22	14.36	13.62	12.15	8.45
Number of accumulation units outstanding at end of period	864	11,287	2,419	7,921	14,309	25,102	34,992	27,278	7,293
LORD ABBETT VALUE OPPORTUNITIES
Value at beginning of period	11.34	10.00
Value at end of period	14.05	11.34
Number of accumulation units outstanding at end of period	1,258	-
MAINSTAY SMALL COMPANY
Value at beginning of period	8.59	5.83	9.28	11.30	10.00
Value at end of period	10.60	8.59	5.83	9.28	11.30
Number of accumulation units outstanding at end of period	273	291	657	871	936
MAXIM AGGRESSIVE PROFILE I
Value at beginning of period	16.03	12.11	20.32	19.07	16.60	15.34	13.20	10.16	12.41	13.23
Value at end of period	18.42	16.03	12.11	20.32	19.07	16.60	15.34	13.20	10.16	12.41
Number of accumulation units outstanding at end of period	69,299	99,689	57,271	100,213	163,145	153,819	167,632	106,837	47,183	29,171
MAXIM ARIEL MIDCAP VALUE
Value at beginning of period	28.37	17.46	29.52	30.05	27.14	26.40	23.64	18.34	20.67	17.59
Value at end of period	33.73	28.37	17.46	29.52	30.05	27.14	26.40	23.64	18.34	20.67
Number of accumulation units outstanding at end of period	27,831	36,923	36,708	61,802	91,634	118,973	122,511	116,779	100,994	82,325
MAXIM ARIEL SMALL-CAP VALUE
Value at beginning of period	25.83	15.63	29.07	29.97	26.78	27.06	22.27	17.32	18.59	16.16
Value at end of period	33.22	25.83	15.63	29.07	29.97	26.78	27.06	22.27	17.32	18.59
Number of accumulation units outstanding at end of period	9,355	15,594	12,004	20,459	26,012	41,846	61,107	27,065	27,796	25,012
MAXIM BOND INDEX
Value at beginning of period	16.91	16.02	15.14	14.26	13.81	13.60	13.25	12.92	11.84	11.08
Value at end of period	17.91	16.91	16.02	15.14	14.26	13.81	13.60	13.25	12.92	11.84
Number of accumulation units outstanding at end of period	31,222	40,398	37,380	49,315	61,568	42,381	55,535	16,903	8,651	1,633
MAXIM CONSERVATIVE PROFILE I
Value at beginning of period	17.42	14.55	16.96	16.16	15.07	14.55	13.68	12.35	12.51	12.23
Value at end of period	18.83	17.42	14.55	16.96	16.16	15.07	14.55	13.68	12.35	12.51
Number of accumulation units outstanding at end of period	15,295	7,054	7,343	9,478	17,205	21,545	28,104	12,529	5,105	5,762
MAXIM INDEX 600
Value at beginning of period	21.52	17.32	25.36	25.71	22.57	21.20	17.50	12.74	15.11	14.36
Value at end of period	26.90	21.52	17.32	25.36	25.71	22.57	21.20	17.50	12.74	15.11
Number of accumulation units outstanding at end of period	19,332	35,041	26,497	28,550	51,476	34,998	39,764	32,357	436	35,797
MAXIM INVESCO ADR
Value at beginning of period	16.76	12.90	21.69	20.31	16.48	14.89	12.52	9.58	11.10	13.37
Value at end of period	17.60	16.76	12.90	21.69	20.31	16.48	14.89	12.52	9.58	11.10
Number of accumulation units outstanding at end of period	17,462	19,090	28,348	26,231	57,858	52,486	146,974	51,005	52,686	30,391
MAXIM LIFETIME 2015 PORTFOLIO I
Value at beginning of period	10.00
Value at end of period	12.59
Number of accumulation units outstanding at end of period	-
MAXIM LIFETIME 2015 PORTFOLIO II
Value at beginning of period	11.59	10.00

Value at end of period	12.86	11.59
Number of accumulation units outstanding at end of period	2,750	-
MAXIM LIFETIME 2025 PORTFOLIO I
Value at beginning of period	10.00
Value at end of period	13.08
Number of accumulation units outstanding at end of period	-
MAXIM LIFETIME 2025 PORTFOLIO II
Value at beginning of period	11.92	10.00
Value at end of period	13.42	11.92
Number of accumulation units outstanding at end of period	4	-
MAXIM LIFETIME 2035 PORTFOLIO I
Value at beginning of period	10.00
Value at end of period	13.60
Number of accumulation units outstanding at end of period	-
MAXIM LIFETIME 2035 PORTFOLIO II
Value at beginning of period	12.16	10.00
Value at end of period	13.86	12.16
Number of accumulation units outstanding at end of period	4	-
MAXIM LIFETIME 2045 PORTFOLIO I
Value at beginning of period	10.00
Value at end of period	13.81
Number of accumulation units outstanding at end of period	-
MAXIM LIFETIME 2045 PORTFOLIO II
Value at beginning of period	12.23	10.00
Value at end of period	13.99	12.23
Number of accumulation units outstanding at end of period	266	-
MAXIM LIFETIME 2055 PORTFOLIO I
Value at beginning of period	10.00
Value at end of period	13.85
Number of accumulation units outstanding at end of period	-
MAXIM LIFETIME 2055 PORTFOLIO II
Value at beginning of period	12.27	10.00
Value at end of period	14.03	12.27
Number of accumulation units outstanding at end of period	-	-
MAXIM LOOMIS SAYLES BOND
Value at beginning of period	26.43	19.20	24.67	22.95	20.77	20.13	18.24	14.10	12.76	12.51
Value at end of period	29.64	26.43	19.20	24.67	22.95	20.77	20.13	18.24	14.10	12.76
Number of accumulation units outstanding at end of period	20,361	26,935	23,744	37,028	59,398	68,903	138,801	49,586	26,821	20,820
MAXIM LOOMIS SAYLES SMALL-CAP VALUE
Value at beginning of period	20.17	15.86	23.68	23.07	19.65	18.63	15.33	11.48	13.50	11.88
Value at end of period	24.87	20.17	15.86	23.68	23.07	19.65	18.63	15.33	11.48	13.50
Number of accumulation units outstanding at end of period	8,904	22,593	15,810	29,221	27,134	31,379	35,461	21,845	12,585	16,358
MAXIM MFS INTERNATIONAL VALUE
Value at beginning of period	14.45	11.02	23.96	22.67	16.78	14.46	12.23	9.09	11.14	12.51
Value at end of period	15.69	14.45	11.02	23.96	22.67	16.78	14.46	12.23	9.09	11.14
Number of accumulation units outstanding at end of period	51,669	55,410	43,620	102,426	148,980	130,922	136,107	101,034	70,258	78,124
MAXIM MODERATE PROFILE I
Value at beginning of period	17.77	14.36	18.83	17.67	15.87	15.01	13.56	11.34	12.47	12.89
Value at end of period	19.72	17.77	14.36	18.83	17.67	15.87	15.01	13.56	11.34	12.47
Number of accumulation units outstanding at end of period	96,989	126,603	78,263	144,038	244,860	280,295	308,407	94,122	23,568	11,706
MAXIM MODERATELY AGGRESSIVE PROFILE I
Value at beginning of period	17.69	13.83	19.94	18.69	16.52	15.43	13.68	11.10	12.69	13.37
Value at end of period	19.90	17.69	13.83	19.94	18.69	16.52	15.43	13.68	11.10	12.69
Number of accumulation units outstanding at end of period	113,995	161,917	83,079	116,266	267,737	288,134	261,690	112,259	36,264	11,199
MAXIM MODERATELY CONSERVATIVE PROFILE I
Value at beginning of period	16.87	13.90	17.06	16.13	14.75	14.00	12.84	11.08	11.77	11.88
Value at end of period	18.46	16.87	13.90	17.06	16.13	14.75	14.00	12.84	11.08	11.77
Number of accumulation units outstanding at end of period	16,902	23,405	17,660	32,464	50,831	52,574	88,077	32,336	17,425	6,188
MAXIM MONEY MARKET
Value at beginning of period	14.05	14.13	13.94	13.38	12.87	12.60	12.55	12.53	12.42	12.04
Value at end of period	13.97	14.05	14.13	13.94	13.38	12.87	12.60	12.55	12.53	12.42
Number of accumulation units outstanding at end of period	333,142	358,320	322,508	363,996	516,032	508,435	640,300	677,625	536,548	634,168
MAXIM SMALL-CAP GROWTH
Value at beginning of period	14.24	10.84	18.55	16.62	16.27	15.64	14.84	11.39	16.59	21.63
Value at end of period	17.51	14.24	10.84	18.55	16.62	16.27	15.64	14.84	11.39	16.59
Number of accumulation units outstanding at end of period	32,396	35,593	41,334	51,692	114,666	118,880	113,570	109,434	127,029	150,777
MAXIM STOCK INDEX
Value at beginning of period	16.99	13.47	21.60	20.66	18.11	17.34	15.74	12.33	15.88	18.08
Value at end of period	19.51	16.99	13.47	21.60	20.66	18.11	17.34	15.74	12.33	15.88
Number of accumulation units outstanding at end of period	323,023	358,982	367,562	477,678	702,496	727,517	941,921	703,987	785,241	848,996
MAXIM T. ROWE PRICE EQUITY/INCOME
Value at beginning of period	19.93	16.00	25.22	24.56	20.73	20.02	17.50	14.01	16.20	16.02
Value at end of period	22.80	19.93	16.00	25.22	24.56	20.73	20.02	17.50	14.01	16.20
Number of accumulation units outstanding at end of period	59,892	87,522	68,639	71,933	130,292	171,260	143,402	127,505	144,671	129,359
MAXIM T. ROWE PRICE MIDCAP GROWTH
Value at beginning of period	24.42	16.95	28.58	24.59	23.16	20.41	17.37	12.68	16.34	16.62
Value at end of period	30.98	24.42	16.95	28.58	24.59	23.16	20.41	17.37	12.68	16.34
Number of accumulation units outstanding at end of period	21,303	37,831	31,599	41,006	54,306	57,150	44,668	27,150	26,316	28,999
MAXIM U.S. GOVERNMENT MORTGAGE SECURITIES
Value at beginning of period	18.99	18.01	17.01	16.06	15.48	15.23	14.74	14.45	13.23	12.42
Value at end of period	19.94	18.99	18.01	17.01	16.06	15.48	15.23	14.74	14.45	13.23
Number of accumulation units outstanding at end of period	34,736	50,751	39,672	58,820	117,090	84,847	112,238	54,909	50,914	51,447
MFS CORE GROWTH
Value at beginning of period	10.09	8.17	12.96	11.37	10.76	10.69	10.09	7.97	10.00
Value at end of period	11.34	10.09	8.17	12.96	11.37	10.76	10.69	10.09	7.97
Number of accumulation units outstanding at end of period	143	442	143	246	250	488	3,177	747	2,902
OPPENHEIMER CAPITAL APPRECIATION
Value at beginning of period	10.41	7.29	13.54	11.97	11.20	10.75	10.16	7.89	10.00
Value at end of period	11.30	10.41	7.29	13.54	11.97	11.20	10.75	10.16	7.89
Number of accumulation units outstanding at end of period	3,323	10,603	6,993	14,156	14,006	11,904	10,804	2,241	776
OPPENHEIMER GLOBAL
Value at beginning of period	13.63	9.85	16.79	15.93	13.65	12.06	10.00
Value at end of period	15.69	13.63	9.85	16.79	15.93	13.65	12.06
Number of accumulation units outstanding at end of period	33,106	25,712	24,315	19,376	19,143	22,742	9,000
PIMCO TOTAL RETURN
Value at beginning of period	15.63	13.84	13.31	12.30	11.93	11.68	11.20	10.69	10.00
Value at end of period	16.88	15.63	13.84	13.31	12.30	11.93	11.68	11.20	10.69
Number of accumulation units outstanding at end of period	67,122	81,002	67,419	55,720	101,503	73,218	48,758	16,184	12,051

PIONEER EQUITY INCOME VCT
Value at beginning of period	11.98	10.58	15.30	15.30	12.60	12.00	10.40	8.55	10.25	11.10
Value at end of period	14.21	11.98	10.58	15.30	15.30	12.60	12.00	10.40	8.55	10.25
Number of accumulation units outstanding at end of period	3,188	5,866	4,908	13,519	10,516	8,232	4,198	2,170	311	7,012
PUTNAM HIGH YIELD ADVANTAGE
Value at beginning of period	10.94	7.42	10.00
Value at end of period	12.29	10.94	7.42
Number of accumulation units outstanding at end of period	3,984	3,555	3,405
PUTNAM INTERNATIONAL CAPITAL OPPORTUNITIES
Value at beginning of period	8.12	5.23	10.00
Value at end of period	9.57	8.12	5.23
Number of accumulation units outstanding at end of period	11,746	21,686	946
RIDGEWORTH SMALL CAP GROWTH STOCK
Value at beginning of period	10.37	7.88	13.48	12.08	11.86	10.00
Value at end of period	12.79	10.37	7.88	13.48	12.08	11.86
Number of accumulation units outstanding at end of period	13,540	26,777	18,010	14,600	24,568	10,501
ROYCE TOTAL RETURN
Value at beginning of period	8.55	6.83	10.00
Value at end of period	10.46	8.55	6.83
Number of accumulation units outstanding at end of period	12,930	9,426	1,035
RS SELECT GROWTH
Value at beginning of period	10.95	7.47	13.66	12.08	11.24	11.48	10.00
Value at end of period	14.32	10.95	7.47	13.66	12.08	11.24	11.48
Number of accumulation units outstanding at end of period	79	427	1,718	797	1,082	2,882	4,750
RS SMALL CAP GROWTH
Value at beginning of period	5.33	3.63	6.71	5.92	5.44	5.44	4.75	3.25	5.47	7.56
Value at end of period	6.77	5.33	3.63	6.71	5.92	5.44	5.44	4.75	3.25	5.47
Number of accumulation units outstanding at end of period	4,559	6,707	19,869	14,801	16,567	27,620	49,631	37,111	38,037	23,734
INVESTMENT DIVISION (0.45)	2010	2009	2008	2007	2006	2005
ALGER BALANCED
Value at beginning of period	10.42	8.10	11.92	10.66	10.22	10.00
Value at end of period	11.44	10.42	8.10	11.92	10.66	10.22
Number of accumulation units outstanding at end of period	4,787	4,910	1,096	-	4,470	5,294
ALGER MIDCAP GROWTH
Value at beginning of period	9.18	6.08	14.66	11.19	10.21	10.00
Value at end of period	10.91	9.18	6.08	14.66	11.19	10.21
Number of accumulation units outstanding at end of period	30,149	31,184	7,850	-	13,494	10,975
AMERICAN CENTURY EQUITY INCOME
Value at beginning of period	10.73	9.61	12.07	11.91	10.02	10.00
Value at end of period	12.11	10.73	9.61	12.07	11.91	10.02
Number of accumulation units outstanding at end of period	36,321	31,682	17,726	-	7,194	7,579
AMERICAN FUNDS GROWTH FUND OF AMERICA
Value at beginning of period	9.73	7.28	12.04	10.94	10.00
Value at end of period	10.84	9.73	7.28	12.04	10.94
Number of accumulation units outstanding at end of period	16,540	13,605	7,852	-	882
ARTISAN INTERNATIONAL
Value at beginning of period	11.80	8.48	16.07	13.48	10.78	10.00
Value at end of period	12.45	11.80	8.48	16.07	13.48	10.78
Number of accumulation units outstanding at end of period	36,350	33,250	13,382	-	10,703	7,256
COLUMBIA MID CAP VALUE
Value at beginning of period	7.95	6.06	10.00
Value at end of period	9.71	7.95	6.06
Number of accumulation units outstanding at end of period	7,342	4,892	614
DAVIS NEW YORK VENTURE
Value at beginning of period	9.04	6.90	11.61	11.14	10.00
Value at end of period	10.06	9.04	6.90	11.61	11.14
Number of accumulation units outstanding at end of period	7,097	7,173	5,291	-	1,950
FEDERATED CAPITAL APPRECIATION
Value at beginning of period	10.36	9.12	12.89	11.71	10.14	10.00
Value at end of period	11.61	10.36	9.12	12.89	11.71	10.14
Number of accumulation units outstanding at end of period	4,682	5,226	3,284	-	14,499	9,598
FIDELITY VIP CONTRAFUND
Value at beginning of period	10.64	7.87	13.76	11.75	10.57	10.00
Value at end of period	12.41	10.64	7.87	13.76	11.75	10.57
Number of accumulation units outstanding at end of period	52,376	55,262	21,034	-	36,799	30,640
FIDELITY VIP GROWTH
Value at beginning of period	9.33	7.30	13.88	10.98	10.33	10.00
Value at end of period	11.53	9.33	7.30	13.88	10.98	10.33
Number of accumulation units outstanding at end of period	98,034	93,663	61,141	-	104,810	110,233
INVESCO DYNAMICS
Value at beginning of period	9.99	7.03	13.33	11.92	10.27	10.00
Value at end of period	12.28	9.99	7.03	13.33	11.92	10.27
Number of accumulation units outstanding at end of period	2,585	2,017	1,022	-	1,573	1,625
INVESCO LARGE CAP GROWTH
Value at beginning of period	9.73	7.82	12.68	11.03	10.35	10.00
Value at end of period	11.34	9.73	7.82	12.68	11.03	10.35
Number of accumulation units outstanding at end of period	48	48	-	-	381	351
INVESCO SMALL CAP GROWTH
Value at beginning of period	10.55	7.88	12.93	11.66	10.25	10.00
Value at end of period	13.27	10.55	7.88	12.93	11.66	10.25
Number of accumulation units outstanding at end of period	286	286	169	-	1,328	1,374
INVESCO VAN KAMPEN AMERICAN VALUE
Value at beginning of period	8.56	6.19	10.00
Value at end of period	10.36	8.56	6.19
Number of accumulation units outstanding at end of period	8,326	2,142	-
INVESCO VAN KAMPEN COMSTOCK
Value at beginning of period	8.88	6.91	10.00
Value at end of period	10.19	8.88	6.91
Number of accumulation units outstanding at end of period	2,164	1,442	1,046
JANUS TWENTY
Value at beginning of period	12.79	8.97	15.53	11.47	10.26	10.00
Value at end of period	13.62	12.79	8.97	15.53	11.47	10.26
Number of accumulation units outstanding at end of period	285	285	-	-	2,267	2,368
JANUS WORLDWIDE
Value at beginning of period	9.90	7.22	13.19	12.13	10.34	10.00
Value at end of period	11.39	9.90	7.22	13.19	12.13	10.34
Number of accumulation units outstanding at end of period	920	921	678	-	5,515	5,672
JENSEN

Value at beginning of period	11.00	8.59	12.17	11.43	10.09	10.00
Value at end of period	12.21	11.00	8.59	12.17	11.43	10.09
Number of accumulation units outstanding at end of period	2,602	3,252	1,733	-	820	527
LEGG MASON VALUE TRUST
Value at beginning of period	6.73	4.77	10.60	11.33	10.68	10.00
Value at end of period	7.19	6.73	4.77	10.60	11.33	10.68
Number of accumulation units outstanding at end of period	3,043	3,217	2,040	-	7,110	5,417
LORD ABBETT VALUE OPPORTUNITIES
Value at beginning of period	11.35	10.00
Value at end of period	14.07	11.35
Number of accumulation units outstanding at end of period	552	-
MAINSTAY SMALL COMPANY
Value at beginning of period	8.62	5.84	9.29	11.30	10.00
Value at end of period	10.64	8.62	5.84	9.29	11.30
Number of accumulation units outstanding at end of period	964	1,100	-	-	2,396
MAXIM AGGRESSIVE PROFILE I
Value at beginning of period	10.01	7.56	12.67	11.88	10.33	10.00
Value at end of period	11.52	10.01	7.56	12.67	11.88	10.33
Number of accumulation units outstanding at end of period	60,496	52,447	21,178	-	19,249	13,236
MAXIM ARIEL MIDCAP VALUE
Value at beginning of period	10.62	6.53	11.03	11.22	10.12	10.00
Value at end of period	12.64	10.62	6.53	11.03	11.22	10.12
Number of accumulation units outstanding at end of period	26,069	27,925	18,258	-	65,705	67,963
MAXIM ARIEL SMALL-CAP VALUE
Value at beginning of period	9.39	5.68	10.55	10.87	9.70	10.00
Value at end of period	12.09	9.39	5.68	10.55	10.87	9.70
Number of accumulation units outstanding at end of period	21,887	16,318	12,072	-	13,438	13,849
MAXIM BOND INDEX
Value at beginning of period	12.27	11.61	10.96	10.32	9.99	10.00
Value at end of period	13.01	12.27	11.61	10.96	10.32	9.99
Number of accumulation units outstanding at end of period	23,529	24,632	11,406	-	6,101	7,767
MAXIM CONSERVATIVE PROFILE I
Value at beginning of period	11.75	9.80	11.42	10.87	10.13	10.00
Value at end of period	12.72	11.75	9.80	11.42	10.87	10.13
Number of accumulation units outstanding at end of period	7,940	6,596	2,726	-	7,793	6,116
MAXIM INDEX 600
Value at beginning of period	9.65	7.76	11.35	11.50	10.08	10.00
Value at end of period	12.08	9.65	7.76	11.35	11.50	10.08
Number of accumulation units outstanding at end of period	29,029	27,925	13,313	-	19,787	16,932
MAXIM INVESCO ADR
Value at beginning of period	10.70	8.23	13.82	12.93	10.48	10.00
Value at end of period	11.25	10.70	8.23	13.82	12.93	10.48
Number of accumulation units outstanding at end of period	15,126	14,389	5,375	-	17,200	18,223
MAXIM LIFETIME 2015 PORTFOLIO I
Value at beginning of period	10.00
Value at end of period	12.61
Number of accumulation units outstanding at end of period	4,799
MAXIM LIFETIME 2015 PORTFOLIO II
Value at beginning of period	11.60	10.00
Value at end of period	12.89	11.60
Number of accumulation units outstanding at end of period	7,801	5,018
MAXIM LIFETIME 2025 PORTFOLIO I
Value at beginning of period	10.00
Value at end of period	13.10
Number of accumulation units outstanding at end of period	10,751
MAXIM LIFETIME 2025 PORTFOLIO II
Value at beginning of period	11.93	10.00
Value at end of period	13.45	11.93
Number of accumulation units outstanding at end of period	5,691	-
MAXIM LIFETIME 2035 PORTFOLIO I
Value at beginning of period	10.00
Value at end of period	13.62
Number of accumulation units outstanding at end of period	6,330
MAXIM LIFETIME 2035 PORTFOLIO II
Value at beginning of period	12.17	10.00
Value at end of period	13.88	12.17
Number of accumulation units outstanding at end of period	235	-
MAXIM LIFETIME 2045 PORTFOLIO I
Value at beginning of period	10.00
Value at end of period	13.83
Number of accumulation units outstanding at end of period	2,846
MAXIM LIFETIME 2045 PORTFOLIO II
Value at beginning of period	12.24	10.00
Value at end of period	14.02	12.24
Number of accumulation units outstanding at end of period	8	-
MAXIM LIFETIME 2055 PORTFOLIO I
Value at beginning of period	10.00
Value at end of period	13.87
Number of accumulation units outstanding at end of period	-
MAXIM LIFETIME 2055 PORTFOLIO II
Value at beginning of period	12.28	10.00
Value at end of period	14.05	12.28
Number of accumulation units outstanding at end of period	-	-
MAXIM LOOMIS SAYLES BOND
Value at beginning of period	12.79	9.28	11.91	11.07	10.01	10.00
Value at end of period	14.35	12.79	9.28	11.91	11.07	10.01
Number of accumulation units outstanding at end of period	30,807	29,111	15,938	-	28,154	26,357
MAXIM LOOMIS SAYLES SMALL-CAP VALUE
Value at beginning of period	10.48	8.24	12.28	11.96	10.18	10.00
Value at end of period	12.94	10.48	8.24	12.28	11.96	10.18
Number of accumulation units outstanding at end of period	19,338	20,045	14,046	-	6,400	6,246
MAXIM MFS INTERNATIONAL VALUE
Value at beginning of period	9.21	7.01	15.24	14.40	10.65	10.00
Value at end of period	10.01	9.21	7.01	15.24	14.40	10.65
Number of accumulation units outstanding at end of period	40,918	43,870	26,319	-	21,818	21,102
MAXIM MODERATE PROFILE I
Value at beginning of period	11.51	9.29	12.17	11.41	10.24	10.00
Value at end of period	12.78	11.51	9.29	12.17	11.41	10.24

Number of accumulation units outstanding at end of period	96,786	91,997	41,294	-	161,037	139,361
MAXIM MODERATELY AGGRESSIVE PROFILE I
Value at beginning of period	11.07	8.65	12.46	11.67	10.30	10.00
Value at end of period	12.47	11.07	8.65	12.46	11.67	10.30
Number of accumulation units outstanding at end of period	157,473	137,353	89,340	-	114,783	68,943
MAXIM MODERATELY CONSERVATIVE PROFILE I
Value at beginning of period	11.72	9.64	11.83	11.17	10.21	10.00
Value at end of period	12.84	11.72	9.64	11.83	11.17	10.21
Number of accumulation units outstanding at end of period	30,981	29,538	6,892	-	34,892	27,554
MAXIM MONEY MARKET
Value at beginning of period	11.06	11.10	10.95	10.50	10.09	10.00
Value at end of period	11.01	11.06	11.10	10.95	10.50	10.09
Number of accumulation units outstanding at end of period	26,764	32,008	27,031	-	106,408	84,944
MAXIM SMALL-CAP GROWTH
Value at beginning of period	9.11	6.93	11.85	10.60	10.38	10.00
Value at end of period	11.22	9.11	6.93	11.85	10.60	10.38
Number of accumulation units outstanding at end of period	13,225	13,665	4,415	-	33,951	42,480
MAXIM STOCK INDEX
Value at beginning of period	9.61	7.62	12.20	11.66	10.21	10.00
Value at end of period	11.05	9.61	7.62	12.20	11.66	10.21
Number of accumulation units outstanding at end of period	111,112	108,186	74,750	-	145,235	141,808
MAXIM T. ROWE PRICE EQUITY/INCOME
Value at beginning of period	9.72	7.80	12.28	11.95	10.08	10.00
Value at end of period	11.14	9.72	7.80	12.28	11.95	10.08
Number of accumulation units outstanding at end of period	24,169	22,397	15,074	-	88,602	100,287
MAXIM T. ROWE PRICE MIDCAP GROWTH
Value at beginning of period	11.16	7.74	13.03	11.20	10.54	10.00
Value at end of period	14.17	11.16	7.74	13.03	11.20	10.54
Number of accumulation units outstanding at end of period	43,001	38,417	30,335	-	32,037	26,973
MAXIM U.S. GOVERNMENT MORTGAGE SECURITIES
Value at beginning of period	12.33	11.68	11.02	10.40	10.01	10.00
Value at end of period	12.96	12.33	11.68	11.02	10.40	10.01
Number of accumulation units outstanding at end of period	27,612	24,815	17,734	-	25,006	19,184
MFS CORE GROWTH
Value at beginning of period	9.57	7.74	12.26	10.75	10.17	10.00
Value at end of period	10.76	9.57	7.74	12.26	10.75	10.17
Number of accumulation units outstanding at end of period	-	-	-	-	-	-
OPPENHEIMER CAPITAL APPRECIATION
Value at beginning of period	9.68	6.77	12.57	11.10	10.37	10.00
Value at end of period	10.52	9.68	6.77	12.57	11.10	10.37
Number of accumulation units outstanding at end of period	7,088	6,908	5,042	-	2,778	819
OPPENHEIMER GLOBAL
Value at beginning of period	10.55	7.61	12.97	12.29	10.52	10.00
Value at end of period	12.15	10.55	7.61	12.97	12.29	10.52
Number of accumulation units outstanding at end of period	44,979	31,521	14,712	-	10,143	8,360
PIMCO TOTAL RETURN
Value at beginning of period	13.11	11.60	11.15	10.29	9.96	10.00
Value at end of period	14.17	13.11	11.60	11.15	10.29	9.96
Number of accumulation units outstanding at end of period	25,285	29,890	17,414	-	8,909	9,144
PIONEER EQUITY INCOME VCT
Value at beginning of period	9.60	8.47	12.23	12.22	10.05	10.00
Value at end of period	11.39	9.60	8.47	12.23	12.22	10.05
Number of accumulation units outstanding at end of period	6,448	4,133	362	-	4,608	3,970
PUTNAM HIGH YIELD ADVANTAGE
Value at beginning of period	10.96	7.42	10.00
Value at end of period	12.31	10.96	7.42
Number of accumulation units outstanding at end of period	59	396	-
PUTNAM INTERNATIONAL CAPITAL OPPORTUNITIES
Value at beginning of period	8.14	5.23	10.00
Value at end of period	9.59	8.14	5.23
Number of accumulation units outstanding at end of period	5,808	1,375	-
RIDGEWORTH SMALL CAP GROWTH STOCK
Value at beginning of period	9.03	6.86	11.72	10.49	10.38	10.00
Value at end of period	11.15	9.03	6.86	11.72	10.49	10.38
Number of accumulation units outstanding at end of period	24,724	19,399	5,792	-	10,770	4,895
ROYCE TOTAL RETURN
Value at beginning of period	8.56	6.83	10.00
Value at end of period	10.49	8.56	6.83
Number of accumulation units outstanding at end of period	1,707	1,282	-
RS SELECT GROWTH
Value at beginning of period	9.62	6.56	11.98	10.59	9.84	10.00
Value at end of period	12.60	9.62	6.56	11.98	10.59	9.84
Number of accumulation units outstanding at end of period	1,368	878	510	-	792	816
RS SMALL CAP GROWTH
Value at beginning of period	10.04	6.83	12.61	11.12	10.20	10.00
Value at end of period	12.76	10.04	6.83	12.61	11.12	10.20
Number of accumulation units outstanding at end of period	663	663	576	-	2,698	2,698
INVESTMENT DIVISION (0.25)	2010	2009	2008	2007	2006	2005	2004	2003
ALGER BALANCED
Value at beginning of period	12.27	9.52	13.98	12.47	11.95	11.06	10.58	10.00
Value at end of period	13.50	12.27	9.52	13.98	12.47	11.95	11.06	10.58
Number of accumulation units outstanding at end of period	4,711	9,426	8,798	9,556	13,140	7,816	60	60
ALGER MIDCAP GROWTH
Value at beginning of period	13.36	8.83	21.25	16.19	14.74	13.45	11.93	10.00
Value at end of period	15.91	13.36	8.83	21.25	16.19	14.74	13.45	11.93
Number of accumulation units outstanding at end of period	25,014	56,581	42,164	50,683	53,077	36,814	3,080	1,647
AMERICAN CENTURY EQUITY INCOME
Value at beginning of period	13.80	12.32	15.45	15.22	12.77	12.50	11.13	10.00
Value at end of period	15.59	13.80	12.32	15.45	15.22	12.77	12.50	11.13
Number of accumulation units outstanding at end of period	55,962	80,498	56,104	46,311	106,251	65,720	3,324	384
AMERICAN FUNDS GROWTH FUND OF AMERICA
Value at beginning of period	9.79	7.32	12.08	10.95	10.00
Value at end of period	10.94	9.79	7.32	12.08	10.95
Number of accumulation units outstanding at end of period	28,852	47,825	96,782	6,982	30,470
ARTISAN INTERNATIONAL
Value at beginning of period	17.77	12.75	24.09	20.17	16.10	13.89	11.82	10.00
Value at end of period	18.77	17.77	12.75	24.09	20.17	16.10	13.89	11.82
Number of accumulation units outstanding at end of period	57,489	118,106	93,069	46,954	57,081	37,516	1,377	100

COLUMBIA MID CAP VALUE
Value at beginning of period	7.98	6.06	10.00
Value at end of period	9.76	7.98	6.06
Number of accumulation units outstanding at end of period	34,279	36,287	2,988
DAVIS NEW YORK VENTURE
Value at beginning of period	9.11	6.94	11.64	11.15	10.00
Value at end of period	10.15	9.11	6.94	11.64	11.15
Number of accumulation units outstanding at end of period	23,381	52,260	82,721	22,902	24,913
FEDERATED CAPITAL APPRECIATION
Value at beginning of period	12.42	10.91	15.40	13.95	12.06	11.86	11.09	10.00
Value at end of period	13.94	12.42	10.91	15.40	13.95	12.06	11.86	11.09
Number of accumulation units outstanding at end of period	17,047	31,035	55,452	22,833	34,095	22,669	706	226
FIDELITY VIP CONTRAFUND
Value at beginning of period	15.85	11.71	20.42	17.41	15.62	13.39	11.62	10.00
Value at end of period	18.53	15.85	11.71	20.42	17.41	15.62	13.39	11.62
Number of accumulation units outstanding at end of period	66,157	112,757	94,482	86,629	110,199	86,045	9,683	8,944
FIDELITY VIP GROWTH
Value at beginning of period	11.30	8.83	16.75	13.23	12.41	11.76	11.40	10.00
Value at end of period	14.00	11.30	8.83	16.75	13.23	12.41	11.76	11.40
Number of accumulation units outstanding at end of period	81,944	199,121	231,981	291,162	344,338	295,947	124,488	56,079
INVESCO DYNAMICS
Value at beginning of period	14.12	9.91	18.77	16.75	14.41	13.09	11.72	10.00
Value at end of period	17.39	14.12	9.91	18.77	16.75	14.41	13.09	11.72
Number of accumulation units outstanding at end of period	5,733	10,566	5,106	2,132	4,613	4,392	-	-
INVESCO LARGE CAP GROWTH
Value at beginning of period	11.13	8.93	14.45	12.54	11.74	11.42	10.98	10.00
Value at end of period	13.00	11.13	8.93	14.45	12.54	11.74	11.42	10.98
Number of accumulation units outstanding at end of period	1,433	2,640	3,101	3,538	4,712	4,075	514	182
INVESCO SMALL CAP GROWTH
Value at beginning of period	14.33	10.68	17.49	15.74	13.80	12.78	11.99	10.00
Value at end of period	18.05	14.33	10.68	17.49	15.74	13.80	12.78	11.99
Number of accumulation units outstanding at end of period	879	2,907	2,794	4,199	6,656	6,415	520	187
INVESCO VAN KAMPEN AMERICAN VALUE
Value at beginning of period	8.59	6.20	10.00
Value at end of period	10.42	8.59	6.20
Number of accumulation units outstanding at end of period	65,359	17,467	67
INVESCO VAN KAMPEN COMSTOCK
Value at beginning of period	8.94	6.94	10.88	11.14	10.00
Value at end of period	10.28	8.94	6.94	10.88	11.14
Number of accumulation units outstanding at end of period	17,445	52,649	41,044	22,870	5,310
JANUS TWENTY
Value at beginning of period	18.68	13.07	22.59	16.66	14.87	13.62	11.02	10.00
Value at end of period	19.94	18.68	13.07	22.59	16.66	14.87	13.62	11.02
Number of accumulation units outstanding at end of period	5,980	8,586	5,312	4,543	19,761	24,418	148	187
JANUS WORLDWIDE
Value at beginning of period	12.30	8.95	16.33	14.98	12.74	12.07	11.46	10.00
Value at end of period	14.18	12.30	8.95	16.33	14.98	12.74	12.07	11.46
Number of accumulation units outstanding at end of period	4,191	7,907	6,944	7,311	8,358	7,173	-	-
JENSEN
Value at beginning of period	11.66	9.09	12.86	12.04	10.62	10.82	10.00
Value at end of period	12.97	11.66	9.09	12.86	12.04	10.62	10.82
Number of accumulation units outstanding at end of period	9,479	11,807	7,359	4,803	14,011	7,906	737
LEGG MASON VALUE TRUST
Value at beginning of period	8.79	6.22	13.79	14.71	13.84	13.09	11.64	10.00
Value at end of period	9.41	8.79	6.22	13.79	14.71	13.84	13.09	11.64
Number of accumulation units outstanding at end of period	2,210	9,270	12,851	11,700	59,054	52,223	1,935	904
LORD ABBETT VALUE OPPORTUNITIES
Value at beginning of period	11.36	10.00
Value at end of period	14.11	11.36
Number of accumulation units outstanding at end of period	3,775	5,103
MAINSTAY SMALL COMPANY
Value at beginning of period	8.68	5.87	9.31	11.32	10.00
Value at end of period	10.74	8.68	5.87	9.31	11.32
Number of accumulation units outstanding at end of period	264	557	1,119	5,381	20
MAXIM AGGRESSIVE PROFILE I
Value at beginning of period	14.37	10.83	18.10	16.94	14.70	13.55	11.62	10.00
Value at end of period	16.56	14.37	10.83	18.10	16.94	14.70	13.55	11.62
Number of accumulation units outstanding at end of period	98,535	139,592	153,297	98,170	146,866	100,415	67,348	5,239
MAXIM ARIEL MIDCAP VALUE
Value at beginning of period	13.96	8.57	14.45	14.66	13.20	12.80	11.43	10.00
Value at end of period	16.65	13.96	8.57	14.45	14.66	13.20	12.80	11.43
Number of accumulation units outstanding at end of period	67,955	206,946	181,666	190,154	244,849	233,233	90,440	20,764
MAXIM ARIEL SMALL-CAP VALUE
Value at beginning of period	13.86	8.36	15.50	15.94	14.19	14.30	11.73	10.00
Value at end of period	17.88	13.86	8.36	15.50	15.94	14.19	14.30	11.73
Number of accumulation units outstanding at end of period	45,244	76,037	64,616	56,279	106,559	90,653	9,637	3,116
MAXIM BOND INDEX
Value at beginning of period	12.86	12.15	11.44	10.75	10.38	10.19	9.89	10.00
Value at end of period	13.66	12.86	12.15	11.44	10.75	10.38	10.19	9.89
Number of accumulation units outstanding at end of period	104,214	203,003	165,154	87,319	201,607	144,138	1,947	976
MAXIM CONSERVATIVE PROFILE I
Value at beginning of period	13.48	11.22	13.05	12.39	11.53	11.09	10.40	10.00
Value at end of period	14.62	13.48	11.22	13.05	12.39	11.53	11.09	10.40
Number of accumulation units outstanding at end of period	25,117	27,744	21,583	14,813	29,317	20,173	12,374	2,457
MAXIM INDEX 600
Value at beginning of period	15.25	12.23	17.86	18.06	15.80	14.79	12.18	10.00
Value at end of period	19.12	15.25	12.23	17.86	18.06	15.80	14.79	12.18
Number of accumulation units outstanding at end of period	36,535	92,686	99,562	80,537	199,336	189,005	14,108	11,096
MAXIM INVESCO ADR
Value at beginning of period	16.21	12.44	20.85	19.47	15.75	14.19	11.89	10.00
Value at end of period	17.07	16.21	12.44	20.85	19.47	15.75	14.19	11.89
Number of accumulation units outstanding at end of period	66,047	99,737	96,089	57,775	64,236	28,688	8,357	6,921
MAXIM LIFETIME 2015 PORTFOLIO I
Value at beginning of period	10.00
Value at end of period	12.65
Number of accumulation units outstanding at end of period	-
MAXIM LIFETIME 2015 PORTFOLIO II
Value at beginning of period	11.62	10.00

Value at end of period	12.93	11.62
Number of accumulation units outstanding at end of period	2,095	-
MAXIM LIFETIME 2025 PORTFOLIO I
Value at beginning of period	10.00
Value at end of period	13.14
Number of accumulation units outstanding at end of period	-
MAXIM LIFETIME 2025 PORTFOLIO II
Value at beginning of period	11.94	10.00
Value at end of period	13.49	11.94
Number of accumulation units outstanding at end of period	14,524	133
MAXIM LIFETIME 2035 PORTFOLIO I
Value at beginning of period	10.00
Value at end of period	13.67
Number of accumulation units outstanding at end of period	-
MAXIM LIFETIME 2035 PORTFOLIO II
Value at beginning of period	12.18	10.00
Value at end of period	13.93	12.18
Number of accumulation units outstanding at end of period	4,113	3,715
MAXIM LIFETIME 2045 PORTFOLIO I
Value at beginning of period	10.00
Value at end of period	13.88
Number of accumulation units outstanding at end of period	-
MAXIM LIFETIME 2045 PORTFOLIO II
Value at beginning of period	12.25	10.00
Value at end of period	14.06	12.25
Number of accumulation units outstanding at end of period	741	-
MAXIM LIFETIME 2055 PORTFOLIO I
Value at beginning of period	10.00
Value at end of period	13.92
Number of accumulation units outstanding at end of period	-
MAXIM LIFETIME 2055 PORTFOLIO II
Value at beginning of period	12.29	10.00
Value at end of period	14.09	12.29
Number of accumulation units outstanding at end of period	92	-
MAXIM LOOMIS SAYLES BOND
Value at beginning of period	16.04	11.61	14.88	13.80	12.45	12.03	10.87	10.00
Value at end of period	18.04	16.04	11.61	14.88	13.80	12.45	12.03	10.87
Number of accumulation units outstanding at end of period	42,541	101,170	114,851	124,016	112,349	80,152	8,116	4,835
MAXIM LOOMIS SAYLES SMALL-CAP VALUE
Value at beginning of period	16.00	12.55	18.68	18.14	15.41	14.56	11.95	10.00
Value at end of period	19.79	16.00	12.55	18.68	18.14	15.41	14.56	11.95
Number of accumulation units outstanding at end of period	26,562	63,163	85,779	50,195	52,683	39,103	3,246	-
MAXIM MFS INTERNATIONAL VALUE
Value at beginning of period	14.70	11.18	24.24	22.86	16.87	14.49	12.22	10.00
Value at end of period	16.02	14.70	11.18	24.24	22.86	16.87	14.49	12.22
Number of accumulation units outstanding at end of period	49,879	90,733	107,833	106,679	154,607	88,166	37,284	5,098
MAXIM MODERATE PROFILE I
Value at beginning of period	14.63	11.79	15.41	14.42	12.91	12.17	10.96	10.00
Value at end of period	16.28	14.63	11.79	15.41	14.42	12.91	12.17	10.96
Number of accumulation units outstanding at end of period	278,694	382,424	342,520	325,854	497,048	311,090	133,066	9,523
MAXIM MODERATELY AGGRESSIVE PROFILE I
Value at beginning of period	14.77	11.51	16.55	15.47	13.63	12.69	11.22	10.00
Value at end of period	16.67	14.77	11.51	16.55	15.47	13.63	12.69	11.22
Number of accumulation units outstanding at end of period	216,814	333,328	279,681	261,542	358,989	197,892	116,765	3,082
MAXIM MODERATELY CONSERVATIVE PROFILE I
Value at beginning of period	14.36	11.79	14.44	13.60	12.41	11.74	10.73	10.00
Value at end of period	15.76	14.36	11.79	14.44	13.60	12.41	11.74	10.73
Number of accumulation units outstanding at end of period	57,363	96,488	105,708	64,881	79,721	41,291	32,315	2,458
MAXIM MONEY MARKET
Value at beginning of period	11.43	11.45	11.27	10.79	10.34	10.09	10.02	10.00
Value at end of period	11.40	11.43	11.45	11.27	10.79	10.34	10.09	10.02
Number of accumulation units outstanding at end of period	67,578	331,348	346,698	394,031	361,594	284,632	70,140	38,346
MAXIM SMALL-CAP GROWTH
Value at beginning of period	11.24	8.53	14.56	13.00	12.70	12.17	11.51	10.00
Value at end of period	13.87	11.24	8.53	14.56	13.00	12.70	12.17	11.51
Number of accumulation units outstanding at end of period	20,378	57,936	73,810	90,577	96,314	103,912	66,116	29,068
MAXIM STOCK INDEX
Value at beginning of period	12.36	9.77	15.62	14.90	13.02	12.43	11.25	10.00
Value at end of period	14.24	12.36	9.77	15.62	14.90	13.02	12.43	11.25
Number of accumulation units outstanding at end of period	260,787	640,775	721,806	708,144	1,109,700	1,058,265	508,881	223,569
MAXIM T. ROWE PRICE EQUITY/INCOME
Value at beginning of period	12.91	10.34	16.24	15.77	13.27	12.78	11.14	10.00
Value at end of period	14.82	12.91	10.34	16.24	15.77	13.27	12.78	11.14
Number of accumulation units outstanding at end of period	87,524	207,541	161,308	223,399	325,229	213,041	26,050	17,724
MAXIM T. ROWE PRICE MIDCAP GROWTH
Value at beginning of period	16.56	11.46	19.27	16.53	15.52	13.63	11.57	10.00
Value at end of period	21.07	16.56	11.46	19.27	16.53	15.52	13.63	11.57
Number of accumulation units outstanding at end of period	75,769	106,291	53,018	71,051	169,064	101,179	7,122	2,077
MAXIM U.S. GOVERNMENT MORTGAGE SECURITIES
Value at beginning of period	13.13	12.42	11.69	11.01	10.57	10.37	10.01	10.00
Value at end of period	13.83	13.13	12.42	11.69	11.01	10.57	10.37	10.01
Number of accumulation units outstanding at end of period	63,881	193,514	181,287	166,214	211,994	170,957	12,225	7,818
MFS CORE GROWTH
Value at beginning of period	11.17	9.03	14.27	12.48	11.78	11.66	10.97	10.00
Value at end of period	12.59	11.17	9.03	14.27	12.48	11.78	11.66	10.97
Number of accumulation units outstanding at end of period	14	14	14	154	211	282	154	-
OPPENHEIMER CAPITAL APPRECIATION
Value at beginning of period	11.79	8.23	15.26	13.45	12.54	12.01	11.31	10.00
Value at end of period	12.84	11.79	8.23	15.26	13.45	12.54	12.01	11.31
Number of accumulation units outstanding at end of period	17,317	19,732	18,445	17,065	12,627	8,651	912	-
OPPENHEIMER GLOBAL
Value at beginning of period	13.86	9.98	16.97	16.05	13.71	12.07	10.00
Value at end of period	15.99	13.86	9.98	16.97	16.05	13.71	12.07
Number of accumulation units outstanding at end of period	151,388	161,103	63,711	44,491	61,197	38,226	5,203
PIMCO TOTAL RETURN
Value at beginning of period	14.13	12.48	11.96	11.02	10.65	10.40	9.94	10.00
Value at end of period	15.30	14.13	12.48	11.96	11.02	10.65	10.40	9.94
Number of accumulation units outstanding at end of period	120,852	183,414	118,510	78,161	91,301	43,992	3,577	2,796

PIONEER EQUITY INCOME VCT
Value at beginning of period	13.02	11.46	16.52	16.47	13.52	12.85	11.10	10.00
Value at end of period	15.48	13.02	11.46	16.52	16.47	13.52	12.85	11.10
Number of accumulation units outstanding at end of period	27,863	7,216	5,873	6,331	9,160	11,917	222	-
PUTNAM HIGH YIELD ADVANTAGE
Value at beginning of period	10.99	7.43	10.00
Value at end of period	12.38	10.99	7.43
Number of accumulation units outstanding at end of period	3,249	12,038	56
PUTNAM INTERNATIONAL CAPITAL OPPORTUNITIES
Value at beginning of period	8.16	5.24	10.00
Value at end of period	9.64	8.16	5.24
Number of accumulation units outstanding at end of period	26,516	9,182	107
RIDGEWORTH SMALL CAP GROWTH STOCK
Value at beginning of period	10.52	7.97	13.59	12.14	11.99	10.00
Value at end of period	13.01	10.52	7.97	13.59	12.14	11.99
Number of accumulation units outstanding at end of period	37,134	69,900	57,961	59,528	41,514	9,172
ROYCE TOTAL RETURN
Value at beginning of period	8.59	6.84	10.00
Value at end of period	10.54	8.59	6.84
Number of accumulation units outstanding at end of period	74,690	19,157	5,987
RS SELECT GROWTH
Value at beginning of period	11.13	7.57	13.80	12.17	11.29	11.50	10.00
Value at end of period	14.60	11.13	7.57	13.80	12.17	11.29	11.50
Number of accumulation units outstanding at end of period	1,947	2,291	1,178	1,805	2,734	2,998	395
RS SMALL CAP GROWTH
Value at beginning of period	13.92	9.45	17.42	15.32	14.03	13.97	12.16	10.00
Value at end of period	17.73	13.92	9.45	17.42	15.32	14.03	13.97	12.16
Number of accumulation units outstanding at end of period	2,531	3,682	2,393	3,738	6,710	12,766	1,075	7,126
INVESTMENT DIVISION (0.00)	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
ALGER BALANCED
Value at beginning of period	13.35	10.33	15.14	13.47	12.87	11.87	11.35	9.53	10.87	11.09
Value at end of period	14.73	13.35	10.33	15.14	13.47	12.87	11.87	11.35	9.53	10.87
Number of accumulation units outstanding at end of period	21,807	22,017	22,089	22,346	1,141	2,366	145	614	347	73
ALGER MIDCAP GROWTH
Value at beginning of period	14.78	9.74	23.39	17.78	16.14	14.70	13.00	8.80	12.49	13.36
Value at end of period	17.64	14.78	9.74	23.39	17.78	16.14	14.70	13.00	8.80	12.49
Number of accumulation units outstanding at end of period	150,784	207,526	120,085	111,057	16,279	14,742	2,207	2,300	1,755	5,675
AMERICAN CENTURY EQUITY INCOME
Value at beginning of period	19.68	17.53	21.93	21.54	18.04	17.60	15.64	12.59	13.25	11.91
Value at end of period	22.29	19.68	17.53	21.93	21.54	18.04	17.60	15.64	12.59	13.25
Number of accumulation units outstanding at end of period	153,478	121,417	118,449	109,497	29,831	18,167	12,746	8,083	4,757	869
AMERICAN CENTURY INCOME & GROWTH
Value at beginning of period	14.33	12.16	18.61	18.66	15.93	15.20	13.45	10.00
Value at end of period	16.35	14.33	12.16	18.61	18.66	15.93	15.20	13.45
Number of accumulation units outstanding at end of period	-	-	-	-	-	-	-	-
AMERICAN FUNDS GROWTH FUND OF AMERICA
Value at beginning of period	9.88	7.36	12.12	10.96	10.00
Value at end of period	11.06	9.88	7.36	12.12	10.96
Number of accumulation units outstanding at end of period	212,991	142,398	245,288	39,577	14,851
ARTISAN INTERNATIONAL
Value at beginning of period	11.48	8.22	15.49	12.94	10.30	8.86	7.52	5.83	7.18	8.54
Value at end of period	12.16	11.48	8.22	15.49	12.94	10.30	8.86	7.52	5.83	7.18
Number of accumulation units outstanding at end of period	468,426	485,934	386,360	187,254	26,213	9,000	3,068	1,553	244	15
COLUMBIA ASSET ALLOCATION FUND VARIABLE SERIES
Value at beginning of period	15.77	12.70	17.71	16.23	14.51	13.63	12.39	10.00
Value at end of period	17.85	15.77	12.70	17.71	16.23	14.51	13.63	12.39
Number of accumulation units outstanding at end of period	1	1	-	-	-	-	-	-
COLUMBIA MID CAP VALUE
Value at beginning of period	8.01	6.07	10.00
Value at end of period	9.82	8.01	6.07
Number of accumulation units outstanding at end of period	170,175	127,529	78,162
DAVIS NEW YORK VENTURE
Value at beginning of period	9.18	6.98	11.68	11.16	10.00
Value at end of period	10.26	9.18	6.98	11.68	11.16
Number of accumulation units outstanding at end of period	187,959	203,149	214,968	43,329	9,631
FEDERATED CAPITAL APPRECIATION
Value at beginning of period	11.52	10.09	14.21	12.85	11.07	10.87	10.14	8.19	10.00
Value at end of period	12.97	11.52	10.09	14.21	12.85	11.07	10.87	10.14	8.19
Number of accumulation units outstanding at end of period	120,279	111,412	180,062	109,714	51,441	41,151	24,622	19,027	14,740
FIDELITY VIP CONTRAFUND
Value at beginning of period	19.22	14.16	24.63	20.95	18.75	16.03	13.88	10.81	11.92	13.59
Value at end of period	22.52	19.22	14.16	24.63	20.95	18.75	16.03	13.88	10.81	11.92
Number of accumulation units outstanding at end of period	453,528	404,861	202,272	151,210	45,984	42,628	4,150	3,156	1,165	647
FIDELITY VIP GROWTH
Value at beginning of period	11.46	8.93	16.91	13.31	12.46	11.78	11.39	8.58	12.27	14.90
Value at end of period	14.23	11.46	8.93	16.91	13.31	12.46	11.78	11.39	8.58	12.27
Number of accumulation units outstanding at end of period	597,525	552,092	838,609	775,813	497,756	528,427	58,817	63,827	64,250	65,066
FRANKLIN SMALL-MID CAP GROWTH
Value at beginning of period	17.42	12.17	21.17	18.96	17.63	15.95	14.11	10.00
Value at end of period	22.38	17.42	12.17	21.17	18.96	17.63	15.95	14.11
Number of accumulation units outstanding at end of period	-	-	-	-	-	-	-	-
INVESCO DYNAMICS
Value at beginning of period	6.47	4.53	8.55	7.61	6.53	5.92	5.29	3.82	5.71	8.51
Value at end of period	7.98	6.47	4.53	8.55	7.61	6.53	5.92	5.29	3.82	5.71
Number of accumulation units outstanding at end of period	15,825	19,630	22,604	17,436	7,835	9,238	8,766	9,191	7,398	3,160
INVESCO LARGE CAP GROWTH
Value at beginning of period	6.29	5.04	8.13	7.04	6.57	6.38	6.11	4.88	6.63	8.61
Value at end of period	7.37	6.29	5.04	8.13	7.04	6.57	6.38	6.11	4.88	6.63
Number of accumulation units outstanding at end of period	15,120	12,895	7,794	7,073	1,383	1,409	2,172	2,573	2,575	1,870
INVESCO SMALL CAP GROWTH
Value at beginning of period	12.62	9.38	15.33	13.76	12.04	11.11	10.40	7.48	10.00
Value at end of period	15.94	12.62	9.38	15.33	13.76	12.04	11.11	10.40	7.48
Number of accumulation units outstanding at end of period	13,043	3,116	5,232	6,800	4,539	6,004	2,291	1,322	263
INVESCO VAN KAMPEN AMERICAN VALUE
Value at beginning of period	8.63	6.21	10.00
Value at end of period	10.48	8.63	6.21
Number of accumulation units outstanding at end of period	258,010	77,005	13,324
INVESCO VAN KAMPEN COMSTOCK

Value at beginning of period	9.01	6.98	10.92	11.15	10.00
Value at end of period	10.39	9.01	6.98	10.92	11.15
Number of accumulation units outstanding at end of period	65,285	40,417	39,712	27,242	6,727
JANUS ASPEN WORLDWIDE
Value at beginning of period	14.83	10.74	19.41	17.70	14.98	14.15	13.50	10.00
Value at end of period	17.13	14.83	10.74	19.41	17.70	14.98	14.15	13.50
Number of accumulation units outstanding at end of period	1	1	-	-	-	-	-	-
JANUS FUND
Value at beginning of period	15.35	11.20	18.61	16.15	14.61	14.05	13.42	10.00
Value at end of period	17.10	15.35	11.20	18.61	16.15	14.61	14.05	13.42
Number of accumulation units outstanding at end of period	1	1	-	-	-	-	-	-
JANUS TWENTY
Value at beginning of period	8.19	5.71	9.85	7.24	6.45	5.90	4.76	3.80	5.00	7.05
Value at end of period	8.76	8.19	5.71	9.85	7.24	6.45	5.90	4.76	3.80	5.00
Number of accumulation units outstanding at end of period	39,795	51,454	59,483	58,344	18,312	22,900	68,045	48,970	46,538	5,572
JANUS WORLDWIDE
Value at beginning of period	6.19	4.49	8.17	7.48	6.35	6.00	5.68	4.57	6.18	8.02
Value at end of period	7.15	6.19	4.49	8.17	7.48	6.35	6.00	5.68	4.57	6.18
Number of accumulation units outstanding at end of period	20,277	22,102	33,916	26,254	10,160	15,839	12,692	15,471	7,008	3,068
JENSEN
Value at beginning of period	11.67	9.07	12.80	11.96	10.52	10.69	10.00
Value at end of period	13.01	11.67	9.07	12.80	11.96	10.52	10.69
Number of accumulation units outstanding at end of period	17,007	23,062	27,882	24,957	6,940	5,993	1,491
LEGG MASON VALUE TRUST
Value at beginning of period	9.39	6.63	14.66	15.61	14.65	13.82	12.26	8.50	10.00
Value at end of period	10.08	9.39	6.63	14.66	15.61	14.65	13.82	12.26	8.50
Number of accumulation units outstanding at end of period	39,831	41,610	52,426	62,807	12,841	11,920	3,914	3,099	9
LORD ABBETT VALUE OPPORTUNITIES
Value at beginning of period	11.37	10.00
Value at end of period	14.16	11.37
Number of accumulation units outstanding at end of period	22,002	9,607
MAINSTAY SMALL COMPANY
Value at beginning of period	8.75	5.90	9.35	11.32	10.00
Value at end of period	10.86	8.75	5.90	9.35	11.32
Number of accumulation units outstanding at end of period	6,098	7,902	28,930	14,996	-
MAXIM AGGRESSIVE PROFILE I
Value at beginning of period	16.61	12.49	20.82	19.44	16.83	15.47	13.23	10.13	12.30	13.05
Value at end of period	19.19	16.61	12.49	20.82	19.44	16.83	15.47	13.23	10.13	12.30
Number of accumulation units outstanding at end of period	2,490,071	5,775,731	5,555,723	5,234,106	4,776,795	4,188,964	4,195,462	3,514,133	2,695,952	2,053,814
MAXIM ARIEL MIDCAP VALUE
Value at beginning of period	24.33	14.89	25.04	25.35	22.77	22.02	19.61	15.14	16.96	14.35
Value at end of period	29.08	24.33	14.89	25.04	25.35	22.77	22.02	19.61	15.14	16.96
Number of accumulation units outstanding at end of period	259,320	255,431	218,434	189,993	90,402	92,346	36,285	36,203	39,766	41,705
MAXIM ARIEL SMALL-CAP VALUE
Value at beginning of period	21.79	13.11	24.25	24.87	22.10	22.21	18.18	14.06	15.01	12.97
Value at end of period	28.18	21.79	13.11	24.25	24.87	22.10	22.21	18.18	14.06	15.01
Number of accumulation units outstanding at end of period	164,406	114,842	1,721,573	1,912,821	1,975,987	2,077,063	1,841,507	1,398,626	1,040,392	682,781
MAXIM BOND INDEX
Value at beginning of period	17.90	16.86	15.84	14.84	14.30	14.01	13.56	13.16	12.00	11.16
Value at end of period	19.06	17.90	16.86	15.84	14.84	14.30	14.01	13.56	13.16	12.00
Number of accumulation units outstanding at end of period	374,426	389,215	384,832	310,746	55,512	55,882	8,622	7,542	4,277	1,774
MAXIM CONSERVATIVE PROFILE I
Value at beginning of period	17.95	14.91	17.29	16.38	15.20	14.58	13.64	12.25	12.34	11.99
Value at end of period	19.52	17.95	14.91	17.29	16.38	15.20	14.58	13.64	12.25	12.34
Number of accumulation units outstanding at end of period	952,696	2,458,474	2,433,064	2,153,179	1,983,576	1,799,926	1,900,441	1,660,149	1,317,240	1,020,296
MAXIM INDEX 600
Value at beginning of period	18.41	14.73	21.46	21.64	18.89	17.64	14.49	10.49	12.37	11.70
Value at end of period	23.14	18.41	14.73	21.46	21.64	18.89	17.64	14.49	10.49	12.37
Number of accumulation units outstanding at end of period	268,224	229,236	251,114	233,203	24,449	17,052	15,045	14,045	10,490	11,525
MAXIM INVESCO ADR
Value at beginning of period	14.15	10.83	18.11	16.86	13.61	12.23	10.22	7.79	8.97	10.74
Value at end of period	14.94	14.15	10.83	18.11	16.86	13.61	12.23	10.22	7.79	8.97
Number of accumulation units outstanding at end of period	273,797	237,679	246,299	111,242	65,615	136,849	17,265	14,733	13,152	11,069
MAXIM LIFETIME 2015 PORTFOLIO I
Value at beginning of period	10.00
Value at end of period	12.70
Number of accumulation units outstanding at end of period	-
MAXIM LIFETIME 2015 PORTFOLIO II
Value at beginning of period	11.63	10.00
Value at end of period	12.98	11.63
Number of accumulation units outstanding at end of period	218,699	1,460
MAXIM LIFETIME 2025 PORTFOLIO I
Value at beginning of period	10.00
Value at end of period	13.20
Number of accumulation units outstanding at end of period	-
MAXIM LIFETIME 2025 PORTFOLIO II
Value at beginning of period	11.96	10.00
Value at end of period	13.55	11.96
Number of accumulation units outstanding at end of period	80,072	20,446
MAXIM LIFETIME 2035 PORTFOLIO I
Value at beginning of period	10.00
Value at end of period	13.72
Number of accumulation units outstanding at end of period	-
MAXIM LIFETIME 2035 PORTFOLIO II
Value at beginning of period	12.20	10.00
Value at end of period	13.98	12.20
Number of accumulation units outstanding at end of period	224,236	25
MAXIM LIFETIME 2045 PORTFOLIO I
Value at beginning of period	10.00
Value at end of period	13.93
Number of accumulation units outstanding at end of period	-
MAXIM LIFETIME 2045 PORTFOLIO II
Value at beginning of period	12.27	10.00
Value at end of period	14.11	12.27
Number of accumulation units outstanding at end of period	235,999	-
MAXIM LIFETIME 2055 PORTFOLIO I
Value at beginning of period	10.00
Value at end of period	13.97

Number of accumulation units outstanding at end of period	-
MAXIM LIFETIME 2055 PORTFOLIO II
Value at beginning of period	12.31	10.00
Value at end of period	14.15	12.31
Number of accumulation units outstanding at end of period	69,053	-
MAXIM LOOMIS SAYLES BOND
Value at beginning of period	25.05	18.09	23.12	21.39	19.25	18.56	16.72	12.85	11.57	11.28
Value at end of period	28.24	25.05	18.09	23.12	21.39	19.25	18.56	16.72	12.85	11.57
Number of accumulation units outstanding at end of period	985,189	2,083,927	2,087,523	2,044,614	1,682,333	1,458,792	635,305	405,521	163,556	104,057
MAXIM LOOMIS SAYLES SMALL-CAP VALUE
Value at beginning of period	21.05	16.47	24.45	23.69	20.07	18.92	15.49	11.53	13.49	11.80
Value at end of period	26.10	21.05	16.47	24.45	23.69	20.07	18.92	15.49	11.53	13.49
Number of accumulation units outstanding at end of period	119,820	88,847	144,042	79,815	26,346	24,704	10,622	5,728	4,194	2,361
MAXIM MFS INTERNATIONAL VALUE
Value at beginning of period	13.99	10.61	22.95	21.60	15.90	13.62	11.46	8.47	10.33	11.53
Value at end of period	15.28	13.99	10.61	22.95	21.60	15.90	13.62	11.46	8.47	10.33
Number of accumulation units outstanding at end of period	256,851	247,218	233,775	331,145	147,526	123,517	50,177	49,582	43,311	41,110
MAXIM MODERATE PROFILE I
Value at beginning of period	18.52	14.88	19.40	18.11	16.17	15.22	13.67	11.37	12.43	12.78
Value at end of period	20.65	18.52	14.88	19.40	18.11	16.17	15.22	13.67	11.37	12.43
Number of accumulation units outstanding at end of period	6,320,221	13,202,113	13,198,087	12,593,069	11,346,126	10,149,385	9,685,469	6,611,791	4,015,222	2,784,761
MAXIM MODERATELY AGGRESSIVE PROFILE I
Value at beginning of period	18.25	14.20	20.35	18.97	16.67	15.49	13.66	11.02	12.53	13.13
Value at end of period	20.65	18.25	14.20	20.35	18.97	16.67	15.49	13.66	11.02	12.53
Number of accumulation units outstanding at end of period	4,810,964	12,903,689	12,814,095	12,169,255	10,921,073	9,544,912	9,647,765	7,746,339	5,784,543	4,199,046
MAXIM MODERATELY CONSERVATIVE PROFILE I
Value at beginning of period	17.63	14.44	17.64	16.58	15.08	14.24	12.98	11.14	11.77	11.80
Value at end of period	19.40	17.63	14.44	17.64	16.58	15.08	14.24	12.98	11.14	11.77
Number of accumulation units outstanding at end of period	1,622,405	3,349,417	3,319,966	3,082,208	2,698,011	2,422,600	2,464,929	2,003,116	1,399,483	907,841
MAXIM MONEY MARKET
Value at beginning of period	14.02	14.02	13.75	13.13	12.56	12.23	12.11	12.02	11.86	11.43
Value at end of period	14.02	14.02	14.02	13.75	13.13	12.56	12.23	12.11	12.02	11.86
Number of accumulation units outstanding at end of period	965,594	747,833	749,998	572,328	274,328	212,526	100,864	109,837	28,216	25,020
MAXIM SMALL-CAP GROWTH
Value at beginning of period	12.09	9.15	15.59	13.88	13.52	12.93	12.20	9.31	13.49	17.49
Value at end of period	14.96	12.09	9.15	15.59	13.88	13.52	12.93	12.20	9.31	13.49
Number of accumulation units outstanding at end of period	119,368	139,466	150,645	142,533	70,285	80,334	36,647	36,569	36,329	35,923
MAXIM STOCK INDEX
Value at beginning of period	12.08	9.53	15.19	14.44	12.60	11.99	10.83	8.43	10.80	12.23
Value at end of period	13.94	12.08	9.53	15.19	14.44	12.60	11.99	10.83	8.43	10.80
Number of accumulation units outstanding at end of period	2,161,331	1,981,911	1,950,115	1,617,768	692,179	985,487	425,426	463,882	480,385	525,365
MAXIM T. ROWE PRICE EQUITY/INCOME
Value at beginning of period	15.51	12.39	19.41	18.80	15.78	15.16	13.18	10.49	12.06	11.87
Value at end of period	17.85	15.51	12.39	19.41	18.80	15.78	15.16	13.18	10.49	12.06
Number of accumulation units outstanding at end of period	503,254	406,387	348,305	355,484	76,839	67,391	57,992	70,477	71,756	74,636
MAXIM T. ROWE PRICE MIDCAP GROWTH
Value at beginning of period	25.36	17.51	29.36	25.12	23.54	20.62	17.46	12.67	16.24	16.42
Value at end of period	32.35	25.36	17.51	29.36	25.12	23.54	20.62	17.46	12.67	16.24
Number of accumulation units outstanding at end of period	1,137,581	2,660,398	2,722,503	2,764,946	2,647,299	2,520,177	2,334,070	1,956,547	1,468,272	1,105,320
MAXIM U.S. GOVERNMENT MORTGAGE SECURITIES
Value at beginning of period	18.58	17.52	16.46	15.46	14.81	14.50	13.95	13.60	12.39	11.57
Value at end of period	19.61	18.58	17.52	16.46	15.46	14.81	14.50	13.95	13.60	12.39
Number of accumulation units outstanding at end of period	478,764	360,533	362,740	276,535	91,979	126,451	68,068	63,935	62,801	58,415
MFS CORE GROWTH
Value at beginning of period	10.52	8.48	13.37	11.67	10.98	10.84	10.18	8.00	10.00
Value at end of period	11.89	10.52	8.48	13.37	11.67	10.98	10.84	10.18	8.00
Number of accumulation units outstanding at end of period	5,984	5,925	6,282	513	454	631	250	259	104
OPPENHEIMER CAPITAL APPRECIATION
Value at beginning of period	10.86	7.56	13.98	12.29	11.43	10.92	10.26	7.91	10.00
Value at end of period	11.85	10.86	7.56	13.98	12.29	11.43	10.92	10.26	7.91
Number of accumulation units outstanding at end of period	36,402	53,130	32,576	64,190	6,705	4,967	1,160	357	1
OPPENHEIMER GLOBAL
Value at beginning of period	14.05	10.09	17.12	16.15	13.76	12.09	10.00
Value at end of period	16.25	14.05	10.09	17.12	16.15	13.76	12.09
Number of accumulation units outstanding at end of period	377,915	210,831	152,246	94,680	16,143	10,031	2,851
PIMCO TOTAL RETURN
Value at beginning of period	16.30	14.36	13.73	12.62	12.17	11.85	11.30	10.73	10.00
Value at end of period	17.70	16.30	14.36	13.73	12.62	12.17	11.85	11.30	10.73
Number of accumulation units outstanding at end of period	426,702	294,741	129,149	116,492	20,103	12,645	7,848	3,828	224
PIONEER EQUITY INCOME VCT
Value at beginning of period	12.70	11.15	16.04	15.95	13.06	12.38	10.67	8.72	10.41	11.21
Value at end of period	15.14	12.70	11.15	16.04	15.95	13.06	12.38	10.67	8.72	10.41
Number of accumulation units outstanding at end of period	49,789	12,985	18,027	14,469	2,515	1,854	589	361	134	3
PUTNAM HIGH YIELD ADVANTAGE
Value at beginning of period	11.04	7.44	10.00
Value at end of period	12.46	11.04	7.44
Number of accumulation units outstanding at end of period	43,624	27,922	9,567
PUTNAM INTERNATIONAL CAPITAL OPPORTUNITIES
Value at beginning of period	8.20	5.24	10.00
Value at end of period	9.70	8.20	5.24
Number of accumulation units outstanding at end of period	138,526	64,068	6,149
RIDGEWORTH SMALL CAP GROWTH STOCK
Value at beginning of period	10.64	8.04	13.68	12.19	12.01	10.00
Value at end of period	13.20	10.64	8.04	13.68	12.19	12.01
Number of accumulation units outstanding at end of period	177,488	159,649	114,746	76,465	19,681	7,900
ROYCE TOTAL RETURN
Value at beginning of period	8.62	6.85	10.00
Value at end of period	10.61	8.62	6.85
Number of accumulation units outstanding at end of period	278,465	56,926	4,742
RS SELECT GROWTH
Value at beginning of period	11.28	7.65	13.92	12.24	11.33	11.51	10.00
Value at end of period	14.84	11.28	7.65	13.92	12.24	11.33	11.51
Number of accumulation units outstanding at end of period	2,648	2,319	2,882	2,633	2,336	2,446	604
RS SMALL CAP GROWTH
Value at beginning of period	5.62	3.81	7.00	6.14	5.61	5.57	4.84	3.30	5.51	7.58
Value at end of period	7.18	5.62	3.81	7.00	6.14	5.61	5.57	4.84	3.30	5.51
Number of accumulation units outstanding at end of period	16,307	16,419	19,017	23,819	17,125	17,806	14,098	9,041	5,320	1,737

APPENDIX B - CALCULATION OF THE NET INVESTMENT FACTOR

The Net Investment Factor for each Variable Account for any Valuation Period is determined by dividing (a) by (b), and subtracting (c) from the result where:

(a)	is the net result of:
(i)	the net asset value per share of the Eligible Fund shares determined as of the end of the current Valuation Period, plus
(ii)

the per share amount of any dividend (including a deduction for an investment advisory fee) or, if applicable, capital gain distributions, made by the Eligible Fund on shares if the “ex-dividend” date occurs during the current Valuation Period; minus or plus

(iii)

a per unit charge or credit for any taxes incurred by or provided for in the Variable Account, which is determined by Great-West to have resulted from the investment operations of the Variable Account;

(b)	is the net asset value per share of the Eligible Fund shares determined as of the end of the immediately preceding Valuation Period, and
(c)

is an amount representing the VAC deducted from each Variable Account on a daily basis. Such amount is equal to a percentage that ranges from 0.00% to 1.25% depending upon the Contractholder’s Contract.

The Net Investment Factor may be greater than, less than, or equal to one. Therefore, the Accumulation Unit value may increase, decrease or remain unchanged.

The net asset value per share referred to in paragraphs (a)(i) and (b) above, reflect the investment performance of the Eligible Fund as well as the payment of Eligible Fund expenses.

B-1

FUTUREFUNDS SERIES ACCOUNT

Group Flexible Premium Variable Annuity Contracts

issued by

Great-West Life & Annuity Insurance Company

8515 E. Orchard Road

Greenwood Village, Colorado 80111

Telephone:   (800) 701-8255 (U.S.)

(303) 737-4538 (Greenwood Village)

STATEMENT OF ADDITIONAL INFORMATION

This Statement of Additional Information is not a prospectus and should be read in conjunction with the Prospectus, dated May 1, 2011, which is available without charge by contacting Great-West Life & Annuity Insurance Company at the above address or at the above telephone number.

May 1, 2011

CUSTODIAN AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

UNDERWRITER

FINANCIAL STATEMENTS

CUSTODIAN AND INDEPENDENT

REGISTERED PUBLIC ACCOUNTING FIRM

A.	Custodian

The assets of FutureFunds Series Account (the “Series Account”) are held by Great-West Life & Annuity Insurance Company (‘Great-West’). The assets of the Series Account are kept physically segregated and held separate and apart from the general account of Great-West. Great-West maintains records of all purchases and redemptions of shares of the Eligible Funds. Additional protection for the assets of the Series Account is afforded by a financial institution bond issued to Great-West Lifeco Inc. in the amount of $50 million (Canadian) per occurrence, which covers all officers and employees of Great-West.

B.	Independent Registered Public Accounting Firm

Deloitte & Touche LLP, 555 Seventeenth Street, Suite 3600, Denver, Colorado 80202, serves as Great-West’s and the Series Account’s independent registered public accounting firm. Deloitte & Touche LLP audits financial statements for Great-West and the Series Account and provides other audit, tax, and related services.

The financial statements of each of the investment divisions of the FutureFunds Series Account of Great-West Life & Annuity Insurance Company and the consolidated financial statements of Great-West Life & Annuity Insurance Company and subsidiaries included in this Prospectus and elsewhere in the Registration Statement have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their reports appearing herein and elsewhere in the Registration Statement which report expresses an unqualified opinion on the consolidated financial statements and financial statement schedule of Great-West Life & Annuity Insurance Company and subsidiaries and includes an explanatory paragraph referring to the change in accounting for the recognition and presentation of other-than-temporary impairments for certain investments, as required by accounting guidance adopted on April 1, 2009, and both have been so included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.

UNDERWRITER

The offering of the Contracts is made on a continuous basis by GWFS Equities, Inc. (“GWFS”), a wholly owned subsidiary of Great-West. GWFS is registered with the Securities Exchange Commission as a broker-dealer and is a member of the Financial Industry Regulatory Authority. GWFS has received no underwriting commissions in connection with this offering.

FINANCIAL STATEMENTS

The consolidated financial statements of Great-West as contained herein should be considered only as bearing upon Great-West’s ability to meet its obligations under the Contracts, and they should not be considered as bearing on the investment performance of the Series Account. The variable interest of Participants under the Contracts are affected solely by the investment results of the Series Account.

Great-West Life & Annuity

Insurance Company (a wholly-

owned subsidiary of GWL&A

Financial Inc.)

Consolidated Balance Sheets as of December 31, 2010

and 2009 and Related Consolidated Statements of

Income, Statements of Stockholder’s Equity and

Statements of Cash Flows for Each of the Three Years in

the Period Ended December 31, 2010 and Report of

Independent Registered Public Accounting Firm

Report of Independent Registered Public Accounting Firm

To the Board of Directors and Stockholder of

Great-West Life & Annuity Insurance Company

Greenwood Village, Colorado

We have audited the accompanying consolidated balance sheets of Great-West Life & Annuity Insurance Company and subsidiaries (the “Company”) as of December 31, 2010 and 2009, and the related consolidated statements of income, stockholder’s equity, and cash flows for each of the three years in the period ended December 31, 2010. Our audits also included the financial statement schedule listed in the Index at Item 15. These consolidated financial statements and financial statement schedule are the responsibility of the Company’s management. Our responsibility is to express an opinion on the consolidated financial statements and financial statement schedule based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of Great-West Life & Annuity Insurance Company and subsidiaries as of December 31, 2010 and 2009, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2010, in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, such financial statement schedule, when considered in relation to the basic consolidated financial statements taken as a whole, presents fairly in all material respects the information set forth therein.

As discussed in Note 2, the Company changed its accounting for the recognition and presentation of other-than-temporary impairments for certain investments, as required by accounting guidance adopted on April 1, 2009.

/s/ DELOITTE & TOUCHE LLP

Denver, Colorado

March 31, 2011

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Consolidated Balance Sheets

December 31, 2010 and 2009

(In Thousands, Except Share Amounts)

	December 31,
	2010	2009
Assets
Investments:
Fixed maturities, available-for-sale, at fair value (amortized cost $15,382,402 and $14,117,799)	$15,943,057	$13,917,813
Fixed maturities, held for trading, at fair value (amortized cost $134,587 and $135,425)	144,174	140,174
Mortgage loans on real estate (net of allowances of $16,300 and $14,854)	1,722,422	1,554,132
Equity investments, available-for-sale, at fair value (cost $1,313 and $18,860)	1,888	25,679
Policy loans	4,059,640	3,971,833
Short-term investments, available-for-sale (cost approximates fair value)	964,507	488,480
Limited partnership and other corporation interests	210,146	253,605
Other investments	22,762	24,312

Total investments	23,068,596	20,376,028

Other assets:
Cash	4,476	170,978
Reinsurance receivable	594,997	573,963
Deferred acquisition costs and value of business acquired	306,948	445,257
Investment income due and accrued	239,345	225,449
Premiums in course of collection	15,421	9,015
Deferred income tax assets, net	-	182,441
Collateral under securities lending agreements	51,749	38,296
Due from parent and affiliates	203,231	185,972
Goodwill	105,255	105,255
Other intangible assets	25,642	29,632
Other assets	460,573	491,471
Assets of discontinued operations	62,091	87,719
Separate account assets	22,489,038	18,886,901

Total assets	$47,627,362	$41,808,377

See notes to consolidated financial statements.		(Continued	)

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Consolidated Balance Sheets

December 31, 2010 and 2009

(In Thousands, Except Share Amounts)

	December 31,
	2010	2009
Liabilities and stockholder’s equity
Policy benefit liabilities:
Future policy benefits	$20,420,875	$18,972,560
Policy and contract claims	293,383	286,176
Policyholders’ funds	372,980	358,795
Provision for policyholders’ dividends	66,244	69,494
Undistributed earnings on participating business	6,803	3,580

Total policy benefit liabilities	21,160,285	19,690,605

General liabilities:
Due to parent and affiliates	537,474	537,563
Repurchase agreements	936,762	491,338
Commercial paper	91,681	97,613
Payable under securities lending agreements	51,749	38,296
Deferred income tax liabilities, net	57,798	-
Other liabilities	460,310	618,508
Liabilities of discontinued operations	62,042	87,719
Separate account liabilities	22,489,038	18,886,901

Total liabilities	45,847,139	40,448,543

Commitments and contingencies (Note 20)

Stockholder’s equity:
Preferred stock, $1 par value, 50,000,000 shares authorized; none issued and outstanding	-	-
Common stock, $1 par value, 50,000,000 shares authorized; 7,032,000 shares issued and outstanding	7,032	7,032
Additional paid-in capital	764,644	761,330
Accumulated other comprehensive income (loss)	242,516	(132,721)
Retained earnings	766,031	724,193

Total stockholder’s equity	1,780,223	1,359,834

Total liabilities and stockholder’s equity	$47,627,362	$41,808,377

See notes to consolidated financial statements.	(Concluded)

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Consolidated Statements of Income

Years Ended December 31, 2010, 2009 and 2008

(In Thousands)

	Year ended December 31,
	2010	2009	2008
Revenues:
Premium income, net of premiums ceded of $41,474, $48,761 and $37,176	$805,622	$560,252	$525,137
Fee income	447,954	386,201	429,221
Net investment income	1,174,744	1,149,084	1,078,469
Realized investment gains (losses), net:
Total other-than-temporary losses	(96,648)	(112,764)	(91,398)
Other-than-temporary losses transferred to other comprehensive income	16,747	13,422	-
Other realized investment gains, net	55,406	31,802	69,702

Total realized investment gains (losses), net	(24,495)	(67,540)	(21,696)

Total revenues	2,403,825	2,027,997	2,011,131

Benefits and expenses:
Life and other policy benefits, net of reinsurance recoveries of $30,678, $47,077 and $42,380	628,895	590,456	605,111
Increase (decrease) in future policy benefits	320,167	109,728	(38,354)
Interest paid or credited to contractholders	518,918	552,620	515,428
Provision (benefit) for policyholders’ share of earnings on participating business (Note 4)	2,197	1,245	(206,415)
Dividends to policyholders	70,230	72,755	71,818

Total benefits	1,540,407	1,326,804	947,588
General insurance expenses	498,386	435,478	436,987
Amortization of deferred acquisition costs and value of business acquired	50,741	62,274	50,541
Interest expense	37,421	37,508	39,804

Total benefits and expenses, net	2,126,955	1,862,064	1,474,920

Income from continuing operations before income taxes	276,870	165,933	536,211
Income tax expense	72,515	41,433	83,491

Income from continuing operations	204,355	124,500	452,720
Income (loss) from discontinued operations, net of income tax expense (benefit) of ($900), $- and $373,436	(1,600)	-	668,188

Net income	$202,755	$124,500	$1,120,908

See notes to consolidated financial statements.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Consolidated Statements of Stockholder’s Equity

Years ended December 31, 2010, 2009 and 2008

(In Thousands)

			Accumulated Other Comprehensive Income (Loss)
	Common stock	Additional paid-in capital	Unrealized gains (losses) on securities	Employee benefit plan adjustments	Retained earnings	Total
Balances, January 1, 2008	$7,032	$747,533	$(5,687)	$4,169	$1,267,438	$2,020,485
Net income					1,120,908	1,120,908
Other comprehensive income (loss), net of income taxes:
Net change in unrealized gains (losses)			(685,907)			(685,907)
Employee benefit plan adjustment				(75,248)		(75,248)

Total comprehensive income						359,753
Impact of adopting ASC section 715-20-65 “Defined Benefit Plans” measurement date provisions					(206)	(206)
Dividends					(1,772,293)	(1,772,293)
Capital contribution-stock-based compensation		5,123				5,123
Income tax benefit on stock-based compensation		4,256				4,256

Balances, December 31, 2008	7,032	756,912	(691,594)	(71,079)	615,847	617,118
Net income					124,500	124,500
Other comprehensive income (loss), net of income taxes:
Non-credit component of impaired losses on fixed maturities available-for-sale			(4,367)			(4,367)
Net change in unrealized gains (losses)			614,379			614,379
Employee benefit plan adjustment				28,468		28,468

Total comprehensive income						762,980
Impact of adopting ASC section 320-10-65 “Investments - Debt and Equity Securities” on available-for-sale securities, net of tax			(8,528)		8,528	-
Dividends					(24,682)	(24,682)
Capital contribution-stock-based compensation		2,181				2,181
Income tax benefit on stock-based compensation		2,237				2,237

Balances, December 31, 2009	7,032	761,330	(90,110)	(42,611)	724,193	1,359,834
Net income					202,755	202,755
Other comprehensive income (loss), net of income taxes:
Non-credit component of impaired losses on fixed maturities available-for-sale			6,346			6,346
Net change in unrealized gains (losses)			372,233			372,233
Employee benefit plan adjustment				(3,342)		(3,342)

Total comprehensive income						577,992
Dividends					(160,917)	(160,917)
Capital contribution-stock-based compensation		1,855				1,855
Income tax benefit on stock-based compensation		1,459				1,459

Balances, December 31, 2010	$7,032	$764,644	$288,469	$(45,953)	$766,031	$1,780,223

See notes to consolidated financial statements.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Consolidated Statements of Cash Flows

Years ended December 31, 2010, 2009 and 2008

(In Thousands)

	Year ended December 31,
	2010	2009	2008
Cash flows from operating activities:
Net income	$202,755	$124,500	$1,120,908
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Earnings allocated to participating policyholders	2,197	1,245	(206,415)
Amortization of premiums / (accretion) of discounts on investments, net	(44,096)	(59,048)	(55,161)
Net realized (gains) losses on investments	26,665	85,627	33,789
Net proceeds / (purchases) of trading securities	901	(97,474)	(22,341)
Interest credited to contractholders	514,002	546,429	510,996
Depreciation and amortization	65,938	80,227	73,062
Deferral of acquisition costs	(80,020)	(74,642)	(57,816)
Deferred income taxes	37,524	94,096	3,228
Gain from discontinued operations	-	-	(696,928)
Other, net	(9,834)	2,911	3,546
Changes in assets and liabilities:
Policy benefit liabilities	135,731	59,227	(285,955)
Reinsurance receivable	4,594	8,898	(158,532)
Accrued interest and other receivables	(20,302)	(80,380)	(8,388)
Other assets	15,662	(26,218)	6,466
Other liabilities	(112,002)	(86,125)	83,792

Net cash provided by operating activities	739,715	579,273	344,251

Cash flows from investing activities:
Proceeds from sales, maturities and redemptions of investments:
Fixed maturities available-for-sale	4,515,507	3,639,252	4,038,077
Mortgage loans on real estate	158,246	96,160	112,597
Equity investments and other limited partnership interests	88,639	51,982	46,344
Purchases of investments:
Fixed maturities available-for-sale	(5,355,943)	(3,975,219)	(3,742,716)
Mortgage loans on real estate	(331,843)	(281,962)	(297,715)
Equity investments and other limited partnership interests	(19,439)	(14,316)	(13,421)
Net change in short-term investments	(919,023)	(360,896)	44,130
Net change in repurchase agreements	445,424	289,259	63,542
Policy loans, net	24,257	(625)	(39,351)
Other, net	1,507	2,613	-
Proceeds from the disposition of Healthcare segment, net of cash disposed, direct expenses and income taxes	-	-	846,759

Net cash provided by (used in) investing activities	(1,392,668)	(553,752)	1,058,246

See notes to consolidated financial statements.	(Continued)

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Consolidated Statements of Cash Flows

Years ended December 31, 2010, 2009 and 2008

(In Thousands)

	Year ended December 31,
	2010	2009	2008
Cash flows from financing activities:
Contract deposits	$2,234,984	$1,921,471	$1,921,238
Contract withdrawals	(1,570,767)	(1,660,454)	(1,465,420)
Change in due to parent and affiliates	(16,274)	(141,770)	(20,444)
Dividends paid	(160,917)	(24,682)	(1,772,293)
Net commercial paper borrowings	(5,932)	446	1,500
Change in bank overdrafts	3,898	19,857	(108,418)
Income tax benefit of stock option exercises	1,459	2,237	4,256

Net cash provided by (used in) financing activities	486,451	117,105	(1,439,581)

Net increase (decrease) in cash	(166,502)	142,626	(37,084)
Cash, continuing and discontinued operations, beginning of year	170,978	28,352	65,436

Cash, end of year	$4,476	$170,978	$28,352

Supplemental disclosures of cash flow information:
Net cash paid (received) during the year for:
Income taxes	$33	$(44,878)	$390,897
Income tax payments withheld and remitted to taxing authorities	56,664	55,055	56,637
Interest	37,421	37,508	39,804

Non-cash investing and financing transactions during the years:
Share-based compensation expense	$1,855	$2,181	$5,123
Fair value of assets acquired in settlement of fixed maturity investments	-	-	6,388

See notes to consolidated financial statements.	(Concluded	)

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2010, 2009 and 2008

(Dollars in Thousands)

1. Organization, Basis of Presentation and Significant Accounting Policies

Organization - Great-West Life & Annuity Insurance Company (“GWLA”) and its subsidiaries (collectively, the “Company”) is a direct wholly-owned subsidiary of GWL&A Financial Inc. (“GWL&A Financial”), a holding company formed in 1998. GWL&A Financial is a direct wholly-owned subsidiary of Great-West Lifeco U.S. Inc. (“Lifeco U.S.”) and an indirect wholly-owned subsidiary of Great-West Lifeco Inc. (“Lifeco”). The Company offers a wide range of life insurance, retirement and investment products to individuals, businesses and other private and public organizations throughout the United States. The Company is an insurance company domiciled in the State of Colorado and is subject to regulation by the Colorado Division of Insurance.

Basis of presentation - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Significant estimates are required to account for valuation of investments and other-than-temporary impairments, valuation and accounting for derivative instruments, policy and contract benefits and claims, deferred acquisition costs and value of business acquired, goodwill, employee benefits plans and taxes on income. Actual results could differ from those estimates.

The consolidated financial statements include the accounts of the Company and its subsidiaries. Intercompany transactions and balances have been eliminated in consolidation.

Restatement of the December 31, 2009 and 2008 consolidated financial statements - The accompanying consolidated financial statements as of and for the years ended December 31, 2009 and 2008 have been restated to reflect the following:

•

Current and deferred income taxes for continuing and discontinued operations were each overstated due to errors in the current and deferred tax accounts. These errors are primarily the result of an omitted deferred tax asset related to pensions and other less significant items in the current and deferred tax accounts. As a result of these tax errors, stockholder’s equity was understated by $33,313 and $29,551 for the years ended December 31, 2009 and 2008, respectively.

•

Deferred acquisition costs were overstated due to the inclusion of certain expenses related to service contracts that were not associated with annuity contracts. The deferred acquisition costs have been reduced for these service contracts and their expenses are included as part of general insurance expenses. As a result of the error in deferred acquisition costs, stockholder’s equity was overstated by $23,262 and $21,564 for the years ended December 31, 2009 and 2008, respectively.

•

Adjustments were made to correct the consolidated statement of cash flows to reflect the adjustments above in addition to adjustments for a misclassification of cash flows from in process trades. As a result of the corrections to the statement of cash flows, net cash flows from operations (decreased) increased by ($31,845) and $11,228 and net cash flows from investing activities increased by $5,213 and $2,827 and net cash flows from financing activities increased (decreased) by $26,632 and $14,055 for the years ended December 31, 2009 and 2008, respectively.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2010, 2009 and 2008

(Dollars in Thousands)

The following table summarizes the effect of the adjustments the Company made to its consolidated financial statements as a result of these adjustments:

	As previously reported	Adjustments	As restated
Consolidated Balance Sheets
2009
Deferred acquisition costs and value of business acquired	$481,044	$(35,787)	$445,257
Deferred income tax assets, net	125,878	56,563	182,441
Due from parent and affiliates	196,697	(10,725)	185,972
Total assets	41,798,326	10,051	41,808,377
Retained earnings	714,142	10,051	724,193
Total stockholder’s equity	1,349,783	10,051	1,359,834
Total liabilities and stockholder’s equity	41,798,326	10,051	41,808,377

Consolidated Statements of Income
2008
General insurance expenses	429,695	7,292	436,987
Amortization of deferred acquistion costs and value of business acquired	52,699	(2,158)	50,541
Total benefits and expenses, net	1,469,786	5,134	1,474,920
Income from continuing operations before income taxes	541,345	(5,134)	536,211
Income tax expense	95,838	(12,347)	83,491
Income from continuing operations	445,507	7,213	452,720
Income (loss) from discontinued operations, net of income tax	652,788	15,400	668,188
Net income	1,098,295	22,613	1,120,908
2009
General insurance expenses	429,143	6,335	435,478
Amortization of deferred acquistion costs and value of business acquired	65,998	(3,724)	62,274
Total benefits and expenses, net	1,859,453	2,611	1,862,064
Income from continuing operations before income taxes	168,544	(2,611)	165,933
Income tax expense	46,108	(4,675)	41,433
Income from continuing operations	122,436	2,064	124,500
Net income	122,436	2,064	124,500

Consolidated Statements of Stockholder’s Equity
Balances, January 1, 2008, Retained Earnings	1,282,064	(14,626)	1,267,438
Balances, January 1, 2008, Total	2,035,111	(14,626)	2,020,485
Net Income, 2008	1,098,295	22,613	1,120,908
Balances, December 31, 2008, Retained Earnings	607,860	7,987	615,847
Balances, December 31, 2008, Total	609,131	7,987	617,118
Net Income, 2009	122,436	2,064	124,500
Balances, December 31, 2009, Retained Earnings	714,142	10,051	724,193
Balances, December 31, 2009, Total	1,349,783	10,051	1,359,834

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2010, 2009 and 2008

(Dollars in Thousands)

	As previously reported	Adjustments	As restated
Consolidated Statements of Cash Flows
2008
Net income	1,098,295	22,613	1,120,908
Net realized losses on investments	24,205	9,584	33,789
Purchases of trading securities	(18,869)	(3,472)	(22,341)
Depreciation and amortization	75,220	(2,158)	73,062
Deferral of acquisition costs	(65,108)	7,292	(57,816)
Deferred income taxes	5,525	(2,297)	3,228
Gain from discontinued operations	(681,528)	(15,400)	(696,928)
Other, net	138,089	(134,543)	3,546
Policy benefit liabilities	(325,306)	39,351	(285,955)
Net cash provided by operating activities	333,023	11,228	344,251
Proceeds, Fixed maturities available-for-sale	4,056,869	(18,792)	4,038,077
Proceeds, Mortgage loans on real estate	112,760	(163)	112,597
Proceeds, Equity investments and other limited partnership interests	46,860	(516)	46,344
Net change in short- term investments	81,143	(37,013)	44,130
Other, net	(98,662)	98,662	-
Net cash provided by investing activities	1,055,419	2,827	1,058,246
Change in due to parent and affiliates	(6,389)	(14,055)	(20,444)
Net cash used in financing activities	(1,425,526)	(14,055)	(1,439,581)
2009
Net income	122,436	2,064	124,500
Net realized losses on investments	67,540	18,087	85,627
Depreciation and amortization	83,951	(3,724)	80,227
Deferral of acquisition costs	(80,977)	6,335	(74,642)
Deferred income taxes	125,525	(31,429)	94,096
Other, net	(86,254)	89,165	2,911
Net cash provided by operating activities	611,118	(31,845)	579,273
Proceeds, Fixed maturities available-for-sale	3,625,569	13,683	3,639,252
Proceeds, Mortgage loans on real estate	96,258	(98)	96,160
Proceeds, Equity investments and other limited partnership interests	52,144	(162)	51,982
Purchases, Fixed maturities available-for-sale	(4,026,580)	51,361	(3,975,219)
Purchases, Mortgage loans on real estate	(282,252)	290	(281,962)
Net change in short- term investments	(400,781)	39,885	(360,896)
Other, net	101,734	(99,121)	2,613
Net cash used in investing activities	(558,965)	5,213	(553,752)
Change in due to parent and affiliates	(168,402)	26,632	(141,770)
Net cash provided by financing activities	90,473	26,632	117,105

Significant Accounting Policies

Investments - Investments are reported as follows:

1.

The Company classifies the majority of its fixed maturity and all of its equity investments as available-for-sale and records them at fair value with the related net unrealized gain or loss, net of policyholder related amounts and deferred taxes, in accumulated other comprehensive income (loss) in the stockholder’s equity section of the consolidated balance sheets. Net unrealized gains and losses related to participating contract policies that cannot be distributed are recorded as undistributed earnings on participating business in the Company’s consolidated balance sheets. The Company recognizes the acquisition of its public fixed maturity and equity investments on a trade date basis.

Premiums and discounts are recognized as a component of net investment income using the scientific interest method, realized gains and losses are included in net realized investment gains (losses) and declines in value determined to be other-than-temporary are included in total other-than-temporary losses.

The Company purchases fixed maturity securities which are classified as held for trading. Assets in the held for trading category are carried at fair value with changes in fair value reported in net investment income.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2010, 2009 and 2008

(Dollars in Thousands)

The recognition of income on certain investments (e.g. loan-backed securities, including mortgage-backed and asset-backed securities) is dependent upon market conditions, which may result in prepayments and changes in amounts to be earned. Prepayments on all mortgage-backed and asset-backed securities are monitored monthly and amortization of the premium and/or the accretion of the discount associated with the purchase of such securities are adjusted by such prepayments.

2.

Mortgage loans on real estate consist of domestic commercial collateralized loans and are carried at their unpaid principal balances adjusted for any unamortized premiums or discounts and allowances for credit losses. Interest income is accrued on the unpaid principal balance for all loans, except for loans on non-accrual status. Premiums and discounts are amortized to net investment income using the scientific interest method. Prepayment penalty fees are recognized in other realized investment gains upon receipt.

The Company reviews the reasonableness of its credit loss methodology quarterly, by reviewing certain key indicators by loan type, including but not limited to, trends in the number of individual loans in default, number of late payments and other data indicative of underperforming loans. Additionally, the Company’s provision methodology is reviewed for reasonableness in relation to current trends in market data affecting collateral values, local and national economic market conditions and their effect on the Company’s historic loan loss experience. The primary risk characteristics in the portfolio include the borrower’s inability to service debt from operations and collateral valuation declines due to leasing or market conditions. Risk is mitigated through first position collateralization, guarantees, loan covenants and borrower reporting requirements. Since the Company does not originate or hold uncollateralized mortgages, loans are generally not fully charged off. Generally, unrecoverable amounts are charged off during the final stage of the foreclosure process.

3.

Equity investments classified as available-for-sale are carried at fair value with net unrealized gains and losses, net of deferred taxes, reported as accumulated other comprehensive income (loss) in the stockholder’s equity section of the Company’s consolidated balance sheets. Realized gains and losses are included in net realized investment gains (losses). Declines in value, determined to be other-than-temporary, are included in total other-than-temporary losses.

4.

Limited partnership and other corporation interests are accounted for using either the cost or equity method of accounting. The Company uses the cost method on investments where it has a minor equity interest and no significant influence over the entity’s operations. The Company uses the equity method on investments in which it has a partnership interest in excess of 5%, although the Company has no significant influence over the entity’s operations. Also included in limited partnership interests are limited partnerships established for the purpose of investing in low-income housing that qualify for federal and state tax credits. These interests are carried at amortized cost as determined using the effective yield method.

5.	Policy loans are carried at their unpaid balances.

6.

Short-term investments include securities purchased with initial maturities of one year or less and are carried at amortized cost, which approximates fair value. The Company classifies its short-term investments as available-for-sale.

7.

The Company may employ a trading strategy that involves the sale of securities with a simultaneous agreement to repurchase similar securities at a future date at an agreed-upon price. Proceeds of the sale are reinvested in other securities and may enhance the current yield and total return. The difference between the sales price and the future repurchase price is recorded as an adjustment to net investment income. During the period between the sale and repurchase, the Company will not be entitled to receive interest and principal payments on the securities sold. Losses may arise from changes in the value of the securities or if the counterparty enters bankruptcy proceedings or becomes insolvent. In such cases, the Company’s right to repurchase the security may be restricted. Amounts

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2010, 2009 and 2008

(Dollars in Thousands)

owed to brokers under these arrangements are included in repurchase agreements in the accompanying consolidated balance sheets. The liability is collateralized by securities with approximately the same fair value.

8.

The Company receives collateral for lending securities that are held as part of its investment portfolio. The Company requires collateral in an amount greater than or equal to 102% of the market value of domestic securities loaned and 105% of foreign securities loaned. Such collateral is used to replace the securities loaned in event of default by the borrower. The Company’s securities lending transactions are accounted for as collateralized borrowings. Collateral is defined as government securities, letters of credit and/or cash collateral. The borrower can return and the Company can request the loaned securities at any time. The Company maintains ownership of the loaned securities at all times and is entitled to receive from the borrower any payments for interest or dividends received on such securities during the loan term.

9.

One of the significant estimates inherent in the valuation of investments is the evaluation of fixed maturity for other-than-temporary impairments. The evaluation of impairments is a quantitative and qualitative process, which is subject to risks and uncertainties and is intended to determine whether declines in the fair value of investments should be recognized in current period earnings. The risks and uncertainties include changes in general economic conditions, the issuer’s financial condition or near term recovery prospects, the effects of changes in interest rates or credit spreads and the recovery period. The Company’s accounting policy requires that a decline in the value of a security below its cost or amortized cost basis be assessed to determine if the decline is other-than-temporary.

If management either (a) has the intent to sell a fixed maturity investment or (b) it is more likely than not the Company will be required to sell a fixed maturity investment before its anticipated recovery, a charge is recorded in net realized investment losses equal to the difference between the fair value and cost or amortized cost basis of the security. If management does not intend to sell the security and it is not more likely than not the Company will be required to sell the fixed maturity investment before recovery of its amortized cost basis, but the present value of the cash flows expected to be collected (discounted at the effective interest rate implicit in the fixed maturity investment prior to impairment) is less than the amortized cost basis of the fixed maturity investment (referred to as the credit loss portion), an other-than-temporary impairment is considered to have occurred. In this instance, total other-than-temporary impairment is bifurcated into two components: the amount related to the credit loss, which is recognized in current period earnings; and the amount attributed to other factors (referred to as the non-credit portion), which is recognized as a separate component in accumulated other comprehensive income (loss). After the recognition of an other-than-temporary impairment, a fixed maturity investment is accounted for as if it had been purchased on the measurement date of the other-than-temporary impairment, with an amortized cost basis equal to the previous amortized cost basis less the other-than-temporary impairment recognized in earnings.

Derivative financial instruments - All derivatives, regardless of hedge accounting treatment, are recorded on the consolidated balance sheets in other assets and other liabilities at fair value. Accounting for the ongoing changes in the fair value of a derivative depends upon the intended use of the derivative and its designation as determined when the derivative contract is entered into. If the derivative is designated as a fair value hedge, the changes in its fair value and of the fair value of the hedged item attributable to the hedged risk are recognized in earnings in net investment income. If the derivative is designated as a cash flow hedge, the effective portions of the changes in the fair value of the derivative are recorded in accumulated other comprehensive income (loss) in the Company’s consolidated balance sheets and are recognized in the consolidated income statements when the hedged item affects earnings. Changes in the fair value of derivatives not qualifying for hedge accounting and the over effective portion of cash flow hedges are recognized in net investment income in the period of the change. Investment gains and losses generally result from the termination of derivative contracts prior to expiration. Certain derivatives in a net asset position have cash pledged as collateral to the Company in accordance with the collateral support

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2010, 2009 and 2008

(Dollars in Thousands)

agreements with the counterparty. This collateral is held directly by the Company. This unrestricted cash collateral is included in other assets and the obligation to return is included in other liabilities.

Cash - Cash includes only amounts in demand deposit accounts.

Bank overdrafts - The Company’s cash management system provides for the reimbursement of all major bank disbursement accounts on a daily basis. Checks issued but not yet presented to banks for payment can result in overdraft balances for accounting purposes and are included in other liabilities in the accompanying consolidated balance sheets. At December 31, 2010 and 2009, these liabilities were $32,572 and $28,674, respectively.

Internal use software - Purchased software costs, as well as certain internal and external costs incurred to develop internal use computer software during the application development stage are capitalized. Capitalized internal use software development costs, net of accumulated amortization, in the amounts of $24,196 and $20,590, are included in other assets at December 31, 2010 and 2009, respectively. The Company capitalized $9,816, $8,014 and $2,324 of internal use software development costs during the years ended December 31, 2010, 2009 and 2008, respectively.

Deferred acquisition costs and value of business acquired - Deferred acquisition costs (“DAC”), which primarily consists of sales commissions and costs associated with the Company’s sales representatives related to the production of new business or through the acquisition of insurance or annuity contracts through indemnity reinsurance transactions, have been deferred to the extent recoverable. The value of business acquired (“VOBA”) represents the estimated fair value of insurance or annuity contracts acquired either directly through the acquisition of another insurance company or through the acquisition of insurance or annuity contracts through assumption reinsurance transactions. The recoverability of such costs is dependent upon the future profitability of the related business. DAC and VOBA associated with the annuity products and flexible premium universal life insurance products are being amortized over the life of the contracts in proportion to the emergence of gross profits. Retrospective adjustments of these amounts are made when the Company revises its estimates of current or future gross profits. DAC and VOBA associated with traditional life insurance are amortized over the premium-paying period of the related policies in proportion to premium revenues recognized. DAC and VOBA, for applicable products, are adjusted for the impact of unrealized gains or losses on investments as if these gains or losses had been realized, with corresponding credits or charges included in “Accumulated Other Comprehensive Income (Loss)”. See Note 9 for additional information regarding deferred acquisition costs and the value of business acquired.

Goodwill and other intangible assets - Goodwill is the excess of cost over the fair value of assets acquired and liabilities assumed in connection with an acquisition and is considered an indefinite lived asset and therefore is not amortized. The Company tests goodwill for impairment annually or more frequently if events or circumstances indicate that there may be justification for conducting an interim test. If the carrying value of goodwill exceeds its fair value, the excess is recognized as an impairment and recorded as a charge against net income in the period in which the impairment is identified. There were no impairments of goodwill recognized during the years ended December 31, 2010, 2009 or 2008.

Other intangible assets represent the estimated fair value of the portion of the purchase price that was allocated to the value of customer relationships and preferred provider relationships in various acquisitions. These intangible assets have been assigned values using various methodologies, including present value of projected future cash flows, analysis of similar transactions that have occurred or could be expected to occur in the market, and replacement or reproduction cost. The initial valuations of these intangible assets were supported by an independent valuation study that was commissioned by the Company. Other identified intangible assets with finite lives are amortized over their estimated useful lives, which initially ranged from 4 to 14 years (weighted average 13 years), primarily based upon the cash flows generated by these assets.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2010, 2009 and 2008

(Dollars in Thousands)

Separate accounts - Separate account assets and related liabilities are carried at fair value in the accompanying consolidated balance sheets. The Company issues variable annuity contracts through separate accounts for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contractholder and therefore, are not included in the Company’s consolidated statements of income.

Revenues to the Company from the separate accounts consist of contract maintenance fees, investment management fees, administrative fees and mortality and expense risk charges.

The Company’s separate accounts invest in shares of Maxim Series Fund Inc. and Putnam Funds, open-end management investment companies, which are affiliates of the Company, and shares of other non-affiliated mutual funds and government and corporate bonds. See footnote 5 for a further discussion of separate accounts.

Life insurance and annuity future benefits - Life insurance and annuity future benefits with life contingencies in the amounts of $12,395,926 and $11,807,570 at December 31, 2010 and 2009, respectively, are computed on the basis of estimated mortality, investment yield, withdrawals, future maintenance and settlement expenses and retrospective experience rating premium refunds. Annuity contract benefits without life contingencies in the amounts of $7,976,954 and $7,117,591 at December 31, 2010 and 2009, respectively, are established at the contractholder’s account value.

Reinsurance - The Company enters into reinsurance transactions as both a provider and purchaser of reinsurance. In the normal course of its business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding risks to other insurance enterprises under excess coverage and coinsurance contracts. For each of its reinsurance agreements, the Company determines if the agreement provides indemnification against loss or liability relating to insurance risk in accordance with applicable accounting standards. If the Company determines that a reinsurance agreement does not provide indemnification against loss or liability relating to insurance risk, the Company records the agreement using the deposit method of accounting. The Company reviews all contractual features, particularly those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims.

Policy benefits and policy and contract claims ceded to other insurance companies are carried as a reinsurance receivable in the accompanying consolidated balance sheets. The cost of reinsurance related to long duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.

Policy and contract claims - Policy and contract claims include provisions for claims incurred but not reported and claims in the process of settlement. The provision for claims incurred but not reported is valued based primarily on the Company’s prior experience. The claims in the process of settlement are valued in accordance with the terms of the related policies and contracts.

Participating business - The Company has participating policies in which the policyholder shares in the Company’s earnings through policyholder dividends that reflect the difference between the assumptions used in the premium charged and the actual experience on those policies. The amount of dividends to be paid is determined by the Board of Directors.

Participating life and annuity policy benefit liabilities are $6,544,238 and $6,354,261 at December 31, 2010 and 2009, respectively. Participating business approximates 9% of the Company’s individual life insurance in-force at December 31, 2010 and 2009 and 13%, 19% and 24% of individual life insurance premium income for the years ended December 31, 2010, 2009 and 2008, respectively. The policyholder’s share of net income on participating policies is excluded from stockholder’s equity and recorded as undistributed earnings on participating business in the consolidated balance sheet.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2010, 2009 and 2008

(Dollars in Thousands)

The Company had established a Participating Policyholder Experience Account (“PPEA”) for the benefit of all participating policyholders. The Company had also established a Participation Fund Account (“PFA”) for the benefit of the participating policyholders previously assumed from The Great-West Life Assurance Company (“GWL”) under an assumption reinsurance transaction. The PFA was part of the PPEA. As discussed in Note 4, on January 1, 2008, the Company was no longer required to maintain the PPEA.

Recognition of premium and fee income and benefits and expenses - Life insurance premiums are recognized when due. Annuity contract premiums with life contingencies are recognized as received. Revenues for annuity and other contracts without significant life contingencies consist of contract charges for the cost of insurance and contract administration and surrender fees that have been assessed against the contract account balance during the period and are recognized when earned. Fees from assets under management, which consist of contract maintenance fees, administration fees and mortality and expense risk charges, are recognized when due. Benefits and expenses on policies with life contingencies are associated with earned premiums so as to result in recognition of profits over the life of the contracts. Premiums and policyholder benefits and expenses are presented net of reinsurance.

Net investment income - Interest income from fixed maturities and mortgage loans on real estate is recognized when earned. Net investment income on equity securities is primarily comprised of dividend income and is recognized on ex-dividend date.

Realized investment gains (losses) and derivative financial instruments - Realized investment gains and losses are reported as a component of revenues and are determined on a specific identification basis. Realized investment gains and losses also result from the termination of derivative contracts prior to expiration that are not designated as hedges for accounting purposes and certain fair-value hedge relationships. See item 9 above for a description of realized investment gains (losses) as it relates to other-than-temporary impairments.

Income taxes - Income taxes are recorded using the asset and liability method in which deferred tax assets and liabilities are recorded for expected future tax consequences of events that have been recognized in either the Company’s consolidated financial statements or consolidated tax returns. In estimating future tax consequences, all expected future events, other than the enactments or changes in the tax laws or rules, are considered. Although realization is not assured, management believes it is more likely than not that the deferred tax asset will be realized.

Share-based compensation - Lifeco maintains the Great-West Lifeco Inc. Stock Option Plan (the “Lifeco plan”) that provides for the granting of options on its common shares to certain of its officers and employees and those of its subsidiaries, including the Company. The Company uses the fair value method to recognize the cost of share-based employee compensation under the Lifeco plan.

2.	Application of Recent Accounting Pronouncements

Recently adopted accounting pronouncements

In March 2008, the Financial Accounting Standards Board (the “FASB”) issued Statement of Financial Accounting Standards No. 161, “Disclosures About Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133” (“SFAS No. 161”). Effective July 1, 2009, SFAS No. 161 was superseded and replaced by certain provisions of the FASB Accounting Standards CodificationTM (the “ASC”) topic 815, “Derivatives and Hedging” (“ASC topic 815”). These provisions of ASC topic 815 apply to all derivative instruments and related hedged items. These provisions of ASC topic 815 require entities to provide enhanced disclosures regarding (a) how and why an entity uses derivative instruments, (b) how derivative instruments and related hedged items are accounted for and (c) how derivative instruments and related hedged items affect an entity’s financial position, results of operations and cash flows. These provisions of ASC topic 815 are effective for fiscal years beginning after November 15, 2008. The Company adopted these provisions of ASC topic 815 for its fiscal year beginning January 1, 2009.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2010, 2009 and 2008

(Dollars in Thousands)

In April 2009, the FASB issued Staff Position No. FAS 115-2 and FAS 124-2, “Recognition and Presentation of Other-Than-Temporary Impairments” (“FSP No. FAS 115-2 and FAS 124-2”). Effective July 1, 2009, FSP No. FAS 115-2 and FAS 124-2 was superseded and replaced by certain provisions of ASC topic 320, “Investments - Debt and Equity Securities” (“ASC topic 320”). These provisions of ASC topic 320 require companies, among other things, to bring greater consistency to the timing of impairment recognition and provide for greater clarity about the credit and non-credit components of impaired debt securities that are not expected to be sold. These provisions of ASC topic 320 also require increased and timelier disclosures regarding expected cash flows, credit losses and an aging of securities with unrealized losses. These provisions of ASC topic 320 were effective for interim and annual periods ending after June 15, 2009. The Company adopted these provisions of ASC topic 320 for its fiscal quarter ended June 30, 2009 and recognized the effect of applying them as a change in accounting principle. The Company recognized an $8,528, net of income taxes, cumulative effect adjustment upon initially applying these provisions of ASC topic 320 as an increase to retained earnings with a corresponding decrease to accumulated other comprehensive income (loss).

In January 2010, the FASB issued ASU No. 2010-06 “Fair Value Measurements and Disclosures: Improving Disclosures about Fair Value Measurements” (“ASU No. 2010-06”). ASU No. 2010-06 provides for disclosure of significant transfers in and out of the fair value hierarchy Levels 1 and 2, and the reasons for these transfers. In addition, ASU No. 2010-06 provides for separate disclosure about purchases, sales, issuances and settlements in the Level 3 hierarchy roll forward activity. ASU No. 2010-06 is effective for interim and annual periods beginning after December 31, 2009 except for the provisions relating to purchases, sales, issuances and settlements of Level 3 investments, which are effective for fiscal years beginning after December 15, 2010. The Company adopted the disclosure provisions of ASU 2010-06 for its fiscal year beginning January 1, 2010 and will adopt the Level 3 purchase, sales, issuances and settlement provisions for its fiscal year beginning January 1, 2011. The adoption ASU No. 2010-06 did not have an impact on the Company’s consolidated financial position or the results of its operations.

In February 2010, the FASB issued Accounting Standards Update (“ASU”) No. 2010-10 “Consolidation: Amendments for Certain Investment Funds” (“ASU No. 2010-10”). ASU No. 2010-10 defers the effective date of the amendments to the consolidation requirements made by certain provisions of ASC topic 810 (formerly SFAS No. 167), specifically the evaluation of a company’s interests in mutual funds, private equity funds, hedge funds, real estate entities that measure their investments at fair value, real estate investment trusts and venture capital funds. The deferral provisions of ASU No. 2010-10 will continue indefinitely. ASU No. 2010-10 was effective for interim and annual periods in fiscal years beginning after November 15, 2009. The Company adopted ASU No. 2010-10 for its fiscal year beginning January 1, 2010. The adoption of ASU No. 2010-10 did not have an impact on the Company’s consolidated financial position or the results of its operations.

In July 2010, the FASB issued ASU No. 2010-20 “Disclosures about the Credit Quality of Financing Receivables and the Allowance for Credit Losses” (“ASU No. 2010-20”). ASU No. 2010-20 provides for entities to disclose credit quality indicators, aging of past due amounts, the nature and extent of troubled debt restructurings, modifications as a result of troubled debt restructurings and significant sales or purchases, by disaggregated class, for its financing receivables. ASU No. 2010-20 is effective for fiscal periods ending after December 15, 2010. The Company adopted ASU No. 2010-20 for its fiscal year ended December 31, 2010. The provisions of ASU No. 2010-20 related to troubled debt restructurings have been temporarily deferred and are expected to be effective for periods ending on or after June 15, 2011. As such, the Company has not adopted the provisions of ASU No. 2010-20 related to this deferral. The provisions of ASU No. 2010-20 relate only to financial statement disclosures regarding financing receivables and, accordingly, its adoption did not have an impact on the Company’s consolidated financial position or the results of its operations.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2010, 2009 and 2008

(Dollars in Thousands)

Future adoption of new accounting pronouncements

In April 2010, the FASB issued ASU No. 2010-15 “How Investments Held through Separate Accounts Affect an Insurer’s Consolidation Analysis of Those Investments” (“ASU No. 2010-15”). ASU No. 2010-15 clarifies that an insurance company should not consider any separate account interests in an investment held for the benefit of policyholders to be its interests and that those interests should not be combined with interests of its general account in the same investment when assessing the investment for consolidation. ASU No. 2010-15 also provides that an insurance company is required to consider a separate account as a subsidiary for purposes of evaluating whether the retention of specialized accounting for investments in consolidation is appropriate. ASU No. 2010-15 is effective for fiscal years beginning after December 15, 2010. The Company will adopt ASU No. 2010-15 for its fiscal year beginning on January 1, 2011. The adoption of ASU No. 2010-15 will not have an impact on the Company’s consolidated financial position or the results of its operations.

In October 2010, the FASB issued ASU No. 2010-26 “Financial Services - Insurance (Topic 944): Accounting for Costs Associated with Acquiring or Renewing Insurance Contracts - a Consensus of the FASB Emerging Issues Task Force” (“ASU No. 2010-26”). ASU No. 2010-26 provides guidance and modifies the definition of the types and nature of costs incurred by insurance enterprises that can be capitalized in connection with the acquisition of new or renewal insurance contracts. Further, ASU No. 2010-26 clarifies which costs may not be capitalized as deferred acquisition costs. ASU No. 2010-26 is effective for interim and annual periods in fiscal years beginning after December 15, 2011 with early adoption permitted. The Company is evaluating the impact of the adoption of ASU No. 2010-26.

3.	Discontinued Operations

On April 1, 2008, the Company and certain of its subsidiaries completed the sale of substantially all of their healthcare insurance business to a subsidiary of CIGNA Corporation (“CIGNA”) for $1.5 billion in cash. During the year ended December 31, 2008, the Company recognized a gain of $696,928, net of income taxes, upon completion of the transaction. Income from discontinued operations for the year ended December 31, 2008 includes charges of $63,739, net of income taxes, related to costs associated with the sale. The business that was sold, formerly reported as the Company’s Healthcare segment, was the vehicle through which it marketed and administered group life and health insurance to small, mid-sized and national employers. CIGNA acquired from the Company the stop loss, group life, group disability, group medical, group dental, group vision, group prescription drug coverage and group accidental death and dismemberment insurance business in the United States and the Company’s supporting information technology infrastructure through a combination of 100% indemnity reinsurance agreements, renewal rights, related administrative service agreements and the acquisition of certain of the Company’s subsidiaries. The Company retained a small portion of its healthcare business and reports it within its Individual Markets segment. As discussed in Note 17, the Company’s business is now comprised of its Individual Markets, Retirement Services and Other segments. The statements of income and balance sheets of the disposed business activities are presented as discontinued operations for all periods presented in the consolidated financial statements.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2010, 2009 and 2008

(Dollars in Thousands)

Certain assets and liabilities of the disposed business activities continue to be held by the Company and are presented as discontinued operations for all periods presented in the consolidated balance sheets. The following table summarizes the classifications of assets and liabilities of discontinued operations at December 31, 2010 and 2009:

	December 31,
Assets	2010	2009(1)
Reinsurance receivable	$62,091	$87,719

Total assets	$62,091	$87,719

Liabilities
Future policy benefits	$20,975	$28,509
Policy and contract claims	41,067	59,210

Total liabilities	$62,042	$87,719

(1) Amounts have been restated due to a missclassification of future policy benefits and policy and contract claims from that previously reported of $56,219 and $31,500, respectively.

The following table summarizes selected financial information included in income (loss) from discontinued operations in the consolidated statements of income for the years ended December 31, 2010, 2009 and 2008:

	Year ended December 31,
	2010	2009	2008
Revenues from discontinued operations	$-	$-	$317,658
Benefits and expenses from discontinued operations	1,600	-	346,398

Loss from discontinued operations, net of income tax benefit of $900, $ - and $19,258	(1,600)	-	(28,740)
Gain on sale of discontinued operations, net of income taxes of $ - , $ - and $392,694	-	-	696,928

Income (loss) from discontinued operations	$(1,600)	$-	$668,188

4.	Undistributed Earnings on Participating Business

During the first quarter of 2008, the liability for undistributed earnings on participating business decreased by $207,785 in connection with a long-standing assumption reinsurance agreement under which the Company had reinsured a block of participating policies. In addition, the agreement also required the Company to perform an analysis as of March 31, 2008, to determine whether the policyholders were eligible for a special dividend. Based on the Company’s analysis, it was determined that a special dividend was not required and, accordingly, the liability was released. An income tax provision was recorded on the undistributed earnings when those earnings occurred. Accordingly, there was no income tax provision recorded at the time of the liability release. On January 1, 2008, the Company began recognizing the net earnings on these policies in its net income. A liability for undistributed earnings on participating business remains for those participating policies that are not subject to this reinsurance agreement.

5.	Related Party Transactions

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2010, 2009 and 2008

(Dollars in Thousands)

Included in the consolidated balance sheets at December 31, 2010 and 2009 are the following related party amounts:

	December 31,
	2010	2009
Reinsurance receivable	$483,564	$452,510
Future policy benefits	2,183,167	2,293,712

Included in the consolidated statements of income for the years ended December 31, 2010, 2009 and 2008 are the following related party amounts:

	Year ended December 31,
	2010	2009	2008
Premium income, net of related party premiums ceded of $3,588, $3,411, and $3,662	$131,037	$137,085	$155,752
Life and other policy benefits, net of reinsurance recoveries of $4,906, $7,415 and $7,356	122,830	118,624	120,999
Increase (decrease) in future policy benefits	(65,778)	(45,960)	(42,180)

The Company provides administrative and operational services for the United States operations of The Great-West Life Assurance Company (“GWL”) and the United States operations of The Canada Life Assurance Company (“CLAC”), wholly-owned subsidiaries of Lifeco. The Company also provides investment services for London Reinsurance Group, an indirect subsidiary of GWL. The following table presents revenue and expense reimbursement from related parties for services provided pursuant to these service agreements for the years ended December 31, 2010, 2009 and 2008. These amounts, in accordance with the terms of the various contracts, are based upon estimated costs incurred, including a profit charge, and resources expended based upon the number of policies, certificates in-force and/or administered assets.

	Year ended December 31,
	2010	2009	2008
Investment management and administrative revenue included in fee income and net investment income	$7,505	$7,334	$7,856
Administrative and underwriting expense reimbursements included as a reduction to general insurance expense	988	944	1,092

Total	$8,493	$8,278	$8,948

The following table summarizes amounts due from parent and affiliates at December 31, 2010 and 2009:

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2010, 2009 and 2008

(Dollars in Thousands)

			December 31,
Related party	Indebtedness	Due date	2010	2009
GWL&A Financial Inc.	On account	On demand	$11,298	$17,248
Great-West Lifeco U.S. Inc.	On account	On demand	191,185	166,991
Great-West Lifeco Finance LP	On account	On demand	-	598
Great-West Lifeco Finance LP II	On account	On demand	187	-
Great-West Life & Annuity Insurance Capital (Nova Scotia) Co.	On account	On demand	-	142
Great-West Life & Annuity Insurance Capital (Nova Scotia) Co. II	On account	On demand	-	237
Putnam Investments LLC	On account	On demand	182	125
The Crown Life Insurance Company	On account	On demand	152	491
Other related party receivables	On account	On demand	227	140

Total			$203,231	$185,972

The following table summarizes amounts due to parent and affiliates at December 31, 2010 and 2009:

			December 31,
Related party	Indebtedness	Due date	2010	2009
GWL&A Financial Inc. (1)	Surplus note	November 2034	$194,231	$194,218
GWL&A Financial Inc. (2)	Surplus note	May 2046	333,400	333,400
GWL&A Financial Inc.	Note interest	May 2011	4,701	4,701
Great-West Life & Annuity Insurance Capital (Nova Scotia) Co. II	On account	On demand	13	-
Great-West Lifeco Finance LP II	On account	On demand	-	2,223
The Great-West Life Assurance Company	On account	On demand	4,046	1,352
The Canada Life Assurance Company	On account	On demand	1,083	1,669

Total			$537,474	$537,563

(1) A note payable to GWL&A Financial was issued as a surplus note on November 15, 2004, with a face amount of $195,000 and carrying amounts of $194,230 and $194,218 at December 31, 2010 and 2009, respectively. The surplus note bears interest at the rate of 6.675% per annum, payable in arrears on each May 14 and November 14. The note matures on November 14, 2034.

(2) A note payable to GWL&A Financial was issued as a surplus note on May 19, 2006, with a face amount and carrying amount of $333,400. The surplus note bears interest initially at the rate of 7.203% per annum, payable in arrears on each May 16 and November 16 until May 16, 2016. After May 16, 2016, the surplus note bears an interest rate of 2.588% plus the then-current three-month London Interbank Offering Rate. The surplus note is redeemable by the Company at the principal amount plus any accrued and unpaid interest after May 16, 2016. The note matures on May 16, 2046.

Payments of principal and interest under the surplus notes shall be made only out of surplus funds of the Company and only with prior written approval of the Commissioner of Insurance of the State of Colorado when the Commissioner of Insurance is satisfied that the financial condition of the Company warrants such action pursuant to applicable Colorado law. Payments of principal and interest on the surplus notes are payable only if at the time of such payment and after giving effect to the making thereof, the Company’s surplus would not fall below two and one half times the authorized control level as required by the most recent risk-based capital calculations.

Interest expense attributable to these related party debt obligations was $37,042, for each of the three years ended December 31, 2010.

The Company’s wholly owned subsidiary, Great-West Life & Annuity Insurance Company of South Carolina (“GWSC”) and CLAC are parties to a reinsurance agreement pursuant to which GWSC assumes term life insurance from CLAC. GWL&A Financial obtained two letters of credit for the benefit of the

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2010, 2009 and 2008

(Dollars in Thousands)

Company as collateral under the GWSC and CLAC reinsurance agreement for policy liabilities and capital support. The first letter of credit is for $1,068,300 and renews annually until it expires on December 31, 2025. The second letter of credit is for $70,000 and renews annually for an indefinite period of time. At December 31, 2010 and 2009 there were no outstanding amounts related to the letters of credit.

Included within reinsurance receivable in the consolidated balance sheets are $436,661 and $407,154 of funds withheld assets as of December 31, 2010 and 2009, respectively. CLAC pays the Company on a quarterly basis, interest on the funds withheld balance at a rate of 4.55% per annum.

A subsidiary of the Company, GW Capital Management, LLC, serves as a Registered Investment Advisor to Maxim Series Fund, Inc. an affiliated open-end management investment company and to several affiliated insurance company separate accounts. Included in fee income on the consolidated statements of income is $59,320, $52,540 and $61,403 of advisory and management fee income from these affiliated entities for the years ended December 31, 2010, 2009 and 2008, respectively.

The Company’s separate accounts invest in shares of Maxim Series Fund, Inc. and Putnam Funds which are affiliates of the Company and shares of other non-affiliated mutual funds and government and corporate bonds. The Company’s separate accounts include mutual funds or other investment options that purchase guaranteed interest annuity contracts issued by the Company. During the years ended December 31, 2010, 2009 and 2008, these purchases totaled $162,504, $149,302 and $64,723, respectively. As the general account investment contracts are also included in the separate account balances in the accompanying consolidated balance sheets, the Company has reduced the separate account assets and liabilities by $269,495 and $364,233 at December 31, 2010 and 2009, respectively, to eliminate these amounts in its consolidated balance sheets at those dates.

6.	Summary of Investments

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2010, 2009 and 2008

(Dollars in Thousands)

The following tables summarize fixed maturity investments and equity securities classified as available-for-sale and the amount of other-than-temporary impairments (“OTTI”) classified as the non-credit-related component of previously impaired fixed maturity investments that the Company does not intend to sell included in accumulated other comprehensive income (loss) (“AOCI”) at December 31, 2010 and 2009:

	December 31, 2010
Fixed maturities:	Amortized cost	Gross unrealized gains	Gross unrealized losses	Estimated fair value and carrying value	OTTI (gain) loss included in AOCI (1)
U.S. government direct obligations and U.S. agencies	$2,289,010	$96,924	$14,784	$2,371,150	$-
Obligations of U.S. states and their subdivisions	1,784,299	173,567	15,603	1,942,263	-
Corporate debt securities	7,625,810	557,104	144,486	8,038,428	5,439
Asset-backed securities (2)	2,104,420	51,663	154,157	2,001,926	(22,284)
Residential mortgage-backed securities	730,293	20,888	12,119	739,062	505
Commercial mortgage-backed securities	812,915	28,049	20,615	820,349	-
Collateralized debt obligations	35,655	5	5,781	29,879	-

Total fixed maturities	$15,382,402	$928,200	$367,545	$15,943,057	$(16,340)

Equity investments:
Financial services	$192	$533	$-	$725	$-
Equity mutual funds	432	119	-	551	-
Airline industry	689	-	77	612	-

Total equity investments	$1,313	$652	$77	$1,888	$-

(1) Indicates the amount of any OTTI (gain) loss included in AOCI that is included in gross unrealized gains and losses.

(2) OTTI (gain) loss included in AOCI, as presented above, includes both the initial recognition of non-credit losses and the effects of subsequent increases and decreases in estimated fair value for those fixed maturity securities that had previous non-credit impairment. The non-credit loss component of OTTI (gain) loss for asset-backed securities was in an unrealized gain position of $22,284 at December 31, 2010 due to increases in estimated fair value subsequent to initial recognition of non-credit losses on such securities.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2010, 2009 and 2008

(Dollars in Thousands)

	December 31, 2009
Fixed maturities:	Amortized cost	Gross unrealized gains	Gross unrealized losses	Estimated fair value and carrying value	OTTI (gain) loss included in AOCI (1)
U.S. government direct obligations and U.S. agencies	$1,972,541	$77,068	$10,815	$2,038,794	$-
Obligations of U.S. states and their subdivisions	1,247,854	120,211	4,214	1,363,851	-
Foreign governments	461	4	-	465	-
Corporate debt securities	7,030,032	316,599	216,886	7,129,745	10,049
Asset-backed securities	2,268,789	3,221	383,965	1,888,045	13,422
Residential mortgage-backed securities	842,427	4,533	75,897	771,063	-
Commercial mortgage-backed securities	703,864	8,058	35,792	676,130	-
Collateralized debt obligations	51,831	332	2,443	49,720	-

Total fixed maturities	$14,117,799	$530,026	$730,012	$13,917,813	$23,471

Equity investments:
Financial services	$191	$314	$-	$505	$-
Consumer products	4	66	2	68	-
Equity mutual funds	15,504	5,223	450	20,277	-
Airline industry	3,161	1,673	5	4,829	-

Total equity investments	$18,860	$7,276	$457	$25,679	$-

(1) Indicates the amount of any OTTI (gain) loss included in AOCI that is included in gross unrealized gains and losses.

See Note 7 for additional information on policies regarding estimated fair value of fixed maturity and equity investments.

The amortized cost and estimated fair value of fixed maturity investments classified as available-for-sale at December 31, 2010, based on estimated cash flows, are shown in the table below. Actual maturities will likely differ from these projections because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	December 31, 2010
	Amortized cost	Estimated fair value
Maturing in one year or less	$558,282	$588,661
Maturing after one year through five years	2,899,335	3,132,330
Maturing after five years through ten years	3,284,278	3,595,103
Maturing after ten years	2,830,812	2,834,422
Mortgage-backed and asset-backed securities	5,809,695	5,792,541

	$15,382,402	$15,943,057

Mortgage-backed (commercial and residential) and asset-backed securities, including those issued by U.S. government and U.S. agencies, include collateralized mortgage obligations that consist primarily of sequential and planned amortization classes with legal final stated maturities of up to thirty years and expected average lives of up to fifteen years.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2010, 2009 and 2008

(Dollars in Thousands)

The following table summarizes information regarding the sales of fixed maturity investments classified as available-for-sale for the years ended December 31, 2010, 2009 and 2008:

	Year ended December 31,
	2010	2009	2008
Proceeds from sales	$3,222,700	$2,258,653	$2,696,635
Gross realized investment gains from sales	62,702	42,375	50,173
Gross realized investment losses from sales	(26)	(267)	(1,456)

Gross realized gains and losses from sales were primarily attributable to changes in interest rates and gains on repurchase agreement transactions.

The Company has a corporate fixed maturity security with fair values of $8,845 and $7,979 that has been non-income producing for the twelve months preceding December 31, 2010 and 2009, respectively. This security was written down to its fair value in the period it was deemed to be other-than-temporarily impaired. No additional impairment has been recognized since the period in which it was deemed impaired.

The Company holds certain performing securities subject to deferred coupons in which the issuer has exercised its contractual right to defer the payment of the coupons. At December 31, 2010, the Company had total coupon payment receivables of $457. The Company expects to receive these payments in 2012. Based on the information presently available, management believes there is reasonable assurance of collection of the deferred coupons at the end of the deferral period. At December 31, 2009, the Company held certain performing securities subject to deferred coupons where deferral was not elected.

Derivative financial instruments - The Company uses derivative financial instruments for risk management purposes associated with certain invested assets and policy liabilities. Derivatives are not used for speculative purposes. As detailed below, derivatives are used to (a) hedge the economic effects of interest rate and stock market movements on the Company’s guaranteed minimum withdrawal benefit (“GMWB”) liabilities, (b) hedge the economic effect of a large increase in interest rates on the Company’s general account life insurance, group pension liabilities and separate account life insurance liabilities, (c) hedge the economic risks of other transactions such as future asset acquisitions or dispositions, the timing of liability pricing, currency risks on non-U.S. dollar denominated assets, and (d) convert floating rate assets to fixed rate assets for asset/liability management purposes.

Derivative transactions are entered into pursuant to master agreements that provide for a single net payment to be made by one party to the other on a daily basis, periodic payment dates, or at the due date, expiration or termination of the agreement.

The Company controls the credit risk of its derivative contracts through credit approvals, limits, monitoring procedures, and in most cases, requiring collateral. The Company’s exposure is limited to the portion of the fair value of derivative instruments that exceeds the value of the collateral held and not to the notional or contractual amounts of the derivatives. The Company incorporates the market’s perception of its own and the counterparty’s non-performance risk through review of credit spreads in determining the fair value of the portion of its over-the-counter (“OTC”) derivative assets and liabilities that are uncollateralized. Fair values are adjusted accordingly based on an internal carry value adjustment model at December 31, 2010. As the Company enters into derivative transactions only with high quality institutions, no losses have been incurred due to non-performance by any of the counterparties. Certain of these arrangements require collateral when the fair value exceeds certain thresholds and also include credit contingent provisions that provide for a reduction of these thresholds in the event of downgrades in the credit ratings of the Company and/or the counterparty.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2010, 2009 and 2008

(Dollars in Thousands)

Certain interest rate swaptions and swaps in a net asset position have cash pledged as collateral to the Company in accordance with the collateral support agreements with the counterparty. As of December 31, 2010 and 2009, the $7,790 and $4,300, respectively, of unrestricted cash collateral received is included in other assets and the obligation to return is included in other liabilities. The cash collateral is reinvested in a government money market fund. These collateral amounts are not offset against the derivative fair values in the accompanying tables.

Requirements for collateral pledged to the Company are determined based on the counterpartys’ credit rating. Requirements for collateral pledged by the Company are determined based on the Company’s credit rating. In the event of credit downgrades, additional collateral may be required. At December 31, 2010, the Company did not have derivatives in a net liability position. As a result, the Company would not be required to pledge any additional collateral in the event of a downgrade.

The Company may purchase a financial instrument that contains a derivative embedded in the financial instrument. Upon purchasing the instrument, the Company determines if (a) the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and (b) a separate instrument with the same terms would qualify as a derivative instrument. If the Company determines that these conditions are met, the embedded derivative is bifurcated from the host contract and accounted for as a freestanding derivative.

Cash flow hedges - Interest rate swap agreements are used to convert the interest rate on certain debt securities from a floating rate to a fixed rate. Foreign currency exchange contracts are used to manage the foreign exchange rate risk associated with bonds denominated in other than U.S. dollars. Interest rate futures are used to manage the interest rate risks of forecasted acquisitions of fixed rate maturity investments. The Company’s derivatives treated as cash flow hedges are eligible for hedge accounting.

As of December 31, 2010, the Company estimates that $6,323 of net derivative gains included in accumulated other comprehensive income (loss) will be reclassified into net income within the next twelve months.

Fair value hedges - Interest rate futures are used to manage the risk of the change in the fair value of certain fixed rate maturity investments. The Company’s derivatives treated as fair value hedges are eligible for hedge accounting.

Derivatives not designated as hedging instruments

GMWB Derivative Instruments - The Company introduced a variable annuity product with a GMWB in 2010. This product utilizes an investment risk hedging program including purchases of the following derivative instruments: exchange-traded interest rate swap futures and exchange traded equity index futures on certain indices. The Company anticipates adding OTC interest rate swaps as the product sales volume grows. While these derivatives are economic hedges and used to manage risk, the Company will not elect hedge accounting on these transactions. Although the hedge program is actively managed, it may not exactly offset changes in the GMWB liability due to, among other things, divergence between the performance of the underlying investments and the hedge instruments, high levels of volatility in the equity and interest rate markets and differences between actual contractholder behavior and what is assumed. The performance of the underlying investments compared to the hedge instruments is further impacted by a time lag, since the data is not reported and incorporated into the required hedge position on a real time basis.

Interest Rate Risk Derivative Instruments - The Company began an interest rate risk hedging program during the fourth quarter of 2009 to hedge the economic effect of a large increase in interest rates on the Company’s general account life insurance and group pension liabilities as well as certain separate account life insurance liabilities. While these derivatives are economic hedges and used to manage risk, the Company will not elect hedge accounting on these transactions.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2010, 2009 and 2008

(Dollars in Thousands)

The hedging program for the general account life insurance and group pension liabilities incorporates a combination of static hedges purchased in 2009 and dynamic (i.e. frequently rebalanced based on interest rate movements) hedges which were put in place in 2010. These hedges are used to manage the potential variability in future interest payments due to a change in credited interest rates and the related change in cash flows due to increased surrenders. The Company has purchased the following derivative instruments: (a) OTC interest rate swaptions as static hedges, and (b) OTC interest rate swaps, exchange-traded interest rate swap futures, and exchange-traded Eurodollar interest rate futures as dynamic hedges.

The hedging program for certain separate account life insurance liabilities is also a combination of static and dynamic hedges using OTC interest rate swaptions, OTC interest rate swaps, exchange-traded interest rate swap futures, and exchange-traded Eurodollar interest rate futures. These hedges are used to manage the potential change of cash flows due to increased surrenders. The costs and performance of these hedges are passed directly to the associated separate account liabilities through an adjustment to the liability credited rates. The notional amount of the Company’s swaptions associated with the separate account liabilities is approximately 28% of the total swaption notional amount as of December 31, 2010. The notional amount of the derivatives used in the dynamic hedging program associated with separate account liabilities is approximately 5% of the total notional within that program as of December 31, 2010.

Other Derivative Instruments - In 2009, the Company used U.S. Treasury futures contracts to hedge fair value changes in certain interest rate swaps. During the fourth quarter of 2010, the Company utilized futures on equity indices to hedge the Company’s equity based fee income. While these derivatives are economic hedges and used to manage risk, the Company did not elect hedge accounting on these transactions.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2010, 2009 and 2008

(Dollars in Thousands)

The following tables summarize derivative financial instruments at December 31, 2010 and 2009:

	December 31, 2010
		Net derivatives	Asset derivatives	Liability derivatives
	Notional amount	Fair value	Fair value (1)	Fair value (1)
Hedge designation/derivative type:
Derivatives designated as hedges:
Cash flow hedges:
Interest rate swaps	$90,700	$10,255	$10,386	$131
Foreign currency exchange contracts	30,000	(252)	-	252
Interest rate futures	80,700	-	-	-

Total cash flow hedges	201,400	10,003	10,386	383

Fair value hedges:
Interest rate futures	128,900	-	-	-

Total fair value hedges	128,900	-	-	-

Total derivatives designated as hedges	330,300	10,003	10,386	383

Derivatives not designated as hedges:
GMWB derivative instruments:
Interest rate swap futures	5,300	-	-	-
Futures on equity indices	680	-	-	-

Total GMWB derivative instruments	5,980	-	-	-

Interest rate risk derivative instruments:
Interest rate swaps	612,902	4,036	9,484	5,448
Interest rate futures	2,460	-	-	-
Interest rate swap futures	44,600	-	-	-
Interest rate swaptions	1,083,000	4,956	4,956	-

Total interest rate risk derivative instruments	1,742,962	8,992	14,440	5,448

Total derivatives not designated as hedges	1,748,942	8,992	14,440	5,448

Total cash flow hedges, fair value hedges, and derivatives not

designated as hedges	$2,079,242	$18,995	$24,826	$5,831

(1) The estimated fair value of all derivatives in an asset position are reported within other assets and the estimated fair value of all derivatives in a liability position are reported within other liabilities in the consolidated balance sheets.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2010, 2009 and 2008

(Dollars in Thousands)

	December 31, 2009
		Net derivatives	Asset derivatives	Liability derivatives
	Notional amount	Fair value	Fair value (1)	Fair value (1)
Hedge designation/derivative type:
Derivatives designated as hedges:
Cash flow hedges:
Interest rate swaps	$156,500	$14,690	$14,690	$-
Foreign currency exchange contracts	30,000	(3,317)	-	3,317
Interest rate futures	22,500	-	-	-

Total cash flow hedges	209,000	11,373	14,690	3,317

Fair value hedges:
Interest rate futures	39,200	-	-	-

Total fair value hedges	39,200	-	-	-

Total derivatives designated as hedges	$248,200	$11,373	$14,690	$3,317

Derivatives not designated as hedges:
Interest rate risk derivative instruments:
Interest rate swaptions	1,140,000	8,460	8,460	-

Total interest rate risk derivative instruments	1,140,000	8,460	8,460	-

Other derivative instruments:
Interest rate futures	103,500	-	-	-

Total other derivative instruments	103,500	-	-	-

Total derivatives not designated as hedges	1,243,500	8,460	8,460	-

Total cash flow hedges, fair value hedges, and derivatives not designated as hedges	$1,491,700	$19,833	$23,150	$3,317

(1) The estimated fair value of all derivatives in an asset position are reported within other assets and the estimated fair value of all derivatives in a liability position are reported within other liabilities in the consolidated balance sheets.

Notional amounts are used to express the extent of the Company’s involvement in derivative transactions and represent a standard measurement of the volume of its derivative activity. Notional amounts represent those amounts used to calculate contractual flows to be exchanged. Notional amounts are not paid or received.

The Company had 117 and 18 swap transactions with an average notional amount of $19,745 and $9,415 during the years ended December 31, 2010 and 2009, respectively. The Company had 979 and 129 futures transactions with an average number of contracts per transaction of 26 and 113 during the years ended December 31, 2010 and 2009, respectively. The decrease in the average number is related to smaller, more frequent trades in the interest rate risk dynamic hedging program. As of December 31, 2010, the Company had three swaptions expire.

The change in notional amount of derivatives since December 31, 2009 was primarily due to the following:

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2010, 2009 and 2008

(Dollars in Thousands)

•

The increased number of derivative transactions, and therefore notional amount, is associated with the Interest Rate Risk dynamic hedging program and the GMWB hedging program both of which began in June 2010. Volumes are expected to continue to grow under these programs.

•

The decrease in the notional regarding interest rate futures under other derivative instruments was due to the Company closing futures hedging interest rate swaps during the fourth quarter of the current year.

The Company recognized total derivative gains (losses) in net investment income of $1,366 and $2,105 for the years ended December 31, 2010 and 2009, respectively. The preceding amounts are all shown net of any gains (losses) on the hedged assets in a fair value hedge that has been recorded in net investment income. The Company realized net investment gains (losses) on closed derivative positions of ($17,076) and ($3,905) for the years ended December 31, 2010 and 2009, respectively.

The following tables present the effect of derivative instruments in the consolidated statements of income for the years ended December 31, 2010 and 2009 reported by cash flow hedges, fair value hedges and economic hedges:

	Gain (loss) recognized in AOCI on derivatives (Effective portion)		Gain (loss) reclassified from AOCI into net income (Effective portion)			Gain (loss) recognized in net income on derivatives (Ineffective portion and amount excluded from effectiveness testing)
	Year ended December 31,		Year ended December 31,		Income statement location	Year ended December 31,		Income statement location
	2010	2009	2010	2009		2010	2009
Cash flow hedges:
Interest rate swaps	13,896	$(52,350)	$1,582	$553	(A)	-	$6	(A)
Foreign currency exchange contracts	3,065	(5,334)	-	-		-	-
Interest rate futures	-	-	-	-		92	-	(A)
Interest rate futures	332	466	110	53	(A)	545	-	(B)

Total cash flow hedges	$17,293	$(57,218)	$1,691	$606		$637	$6

(A)Net investment income. (B)Realized investment gains (losses), net. Represents realized gains (losses) on closed positions.

	Gain (loss) on derivatives recognized in net income			Gain (loss) on hedged assets recognized in net income
	Year ended December 31,		Income statement location	Year ended December 31,		Income statement location
	2010	2009		2010	2009
Fair value hedges:
Interest rate futures	$(1,027)	$6,030	(A)	$-	$-
Interest rate futures	(1,088)	(1,124)	(B)	-	-
Items hedged in interest rate futures	-	-		3,632	(4,691)	(A)

Total fair value hedges (1)	$(2,115)	$4,906		$3,632	$(4,691)

(1)	Hedge ineffectiveness of $1,517 and $215 for the years ended 2010 and 2009, respectively, is recognized in net investment income.
(A)	Net investment income.
(B)	Realized investment gains (losses), net. Represents realized gains (losses) on closed positions.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2010, 2009 and 2008

(Dollars in Thousands)

	Gain (loss) on derivatives recognized in net income
	Year ended December 31, 2010	Income statement location		Year ended December 31, 2009	Income statement location
Derivatives not designated as hedging instruments:
GMWB derivative instruments:
Interest rate swap futures	$16	(A	)	$-
Interest rate swap futures	(352)	(B	)	-
Futures on equity indices	(9)	(A	)	-
Futures on equity indices	(84)	(B	)	-

Total GMWB derivative instruments	(429)			-

Interest rate risk derivative instruments:
Interest rate swaps	4,036	(A	)	-
Interest rate swaps	(4,305)	(B	)	-
Interest rate futures	98	(A	)	-
Interest rate futures	(432)	(B	)	-
Interest rate swaptions	(3,450)	(A	)	-
Interest rate swaptions	(54)	(B	)	-

Total interest rate risk derivative instruments	(4,107)			-

Other derivative instruments:
Interest rate futures	(3,714)	(A	)	3,714	(A	)
Interest rate futures	(10,856)	(B	)	(2,781)	(B	)
Interest rate swaptions	-	(A	)	(3,560)	(A	)
Interest rate swaps	(171)	(B	)	-
Futures on equity indicies	(279)	(B	)	-

Total other derivative instruments	(15,020)			(2,627)

Total derivatives not designated as hedging instruments	$(19,556)			$(2,627)

(A) Net investment income

(B) Realized investment gains (losses), net. Represents realized gains (losses) on closed positions.

Mortgage loans - The Company’s mortgage loans on real estate are comprised exclusively of domestic commercial collateralized real estate loans. The table below summarizes the carry value of the mortgage loan portfolio by component as of December 31, 2010 and 2009:

	December 31,
	2010	2009
Principal	$1,709,075	$1,532,596
Write-offs	-	-
Unamortized premium (discount)	29,647	36,390
Allowance for credit loss	(16,300)	(14,854)

Total mortgage loans	$1,722,422	$1,554,132

Of the total principal balance in the mortgage loan portfolio, $8,470 and $578 related to impaired loans at December 31, 2010 and 2009, respectively.

The Company uses an internal risk assessment process as a primary credit quality indicator, which is updated quarterly, with regard to impairment review and credit loss calculations. The Company follows a

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2010, 2009 and 2008

(Dollars in Thousands)

comprehensive approach with the management of mortgage loans that includes ongoing analysis of factors such as debt service coverage ratios, loan-to-value ratios, payment status, default or legal status, annual collateral property evaluations and general market conditions. Management’s risk assessment process is subjective and includes the categorization of all loans, based on the above mentioned credit quality indicators, into one of the following categories:

•    Performing - generally indicates the loan has standard market risk and is within its original underwriting guidelines.

•    Non-performing - generally indicates that there is a potential for loss due to the deterioration of financial/monetary default indicators, or potential foreclosure. Due to the potential for loss, these loans are disclosed as impaired.

The Company’s allowance for credit loss is reviewed and determined by applying the Company’s historic loss percentages, adjusted to current credit market conditions, to loan groups with similar credit quality indicators. Loans that meet the non-performing category and other loans with certain substandard credit quality indicators are individually reviewed to determine if a specific impairment is required. Loans reviewed for specific impairment are excluded from the analysis to estimate the credit loss allowance for the loans categorized as performing in the portfolio.

The recorded investment of impaired mortgage loans was $9,576 and $626 for the years ended December 31, 2010 and 2009, respectively. The Company estimated no loss and therefore no specific allowance was recorded at December 31, 2010, 2009 or 2008. The average recorded investment of impaired mortgage loans was $5,101 and $313 for the years ended December 31, 2010 and 2009, respectively. The interest income earned and recognized on impaired loans during the years ended December 31, 2010 and 2009 was $465 and $48, respectively. The interest income collected on impaired loans during the years ended December 31, 2010 and 2009 was $610 and $51, respectively. For the year ended December 31, 2008, there was no interest income earned and recognized or collected on impaired loans.

The following table summarizes the recorded investment of the mortgage loan portfolio by risk assessment category as of December 31, 2010 and 2009:

	Years ended December 31,
	2010	2009
Performing	$1,729,146	$1,568,360
Non-performing	9,576	626

Total	$1,738,722	$1,568,986

The following table summarizes activity in the allowance for mortgage loan credit losses for the years 2010 and 2009:

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2010, 2009 and 2008

(Dollars in Thousands)

	December 31,
	2010	2009
	Commercial mortgages	Commercial mortgages
Beginning balance	$14,854	$8,834
Charge offs	-	-
Recoveries	-	-
Provision increases	1,446	6,172
Provision decreases	-	(152)
Quantitative change in policy or methodology	-	-

Ending balance	$16,300	$14,854

Ending allowance balance from loans individually evaluated for impairment	$-	$-
Ending allowance balance from loans collectively evaluated for impairment	16,300	14,854
Ending allowance balance from loans acquired with deteriorated credit quality	-	-

Mortgage loans, gross of allowance, ending recorded investment	$1,738,722	$1,568,986
Ending recorded investment of loans individually evaluated for impairment	27,250	4,506
Ending recorded investment of loans collectively evaluated for impairment	1,711,472	1,564,480
Ending recorded investment of loans acquired with deteriorated credit quality	-	-

There was no specific impairment for the years ended December 31, 2010, 2009 or 2008. One property was acquired through foreclosure during 2010. There were no properties acquired through foreclosure during 2009. The property acquired through foreclosure in 2010 was liquidated during 2010 for $513. As of December 31, 2010 and 2009, there were four and one properties, respectively, in the process of foreclosure which had carry values of $2,158 and $626, respectively. The Company did not complete any significant purchases or sales of mortgage loans during the years ended December 31, 2010 and 2009.

The tables below summarize the recorded investment of the mortgage loan portfolio by aging category as of December 31, 2010 and 2009:

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2010, 2009 and 2008

(Dollars in Thousands)

	December 31, 2010
	Current	Loan balances 31-60 days past due	Loan balances 61-89 days past due	Loan balances greater than 90 days past due or in process of foreclosure (1)	Total portfolio balance
Commercial mortgages	$1,733,922	$2,642	$-	$2,158	$1,738,722

(1) Includes four loans in the amount of $2,158 in process of foreclosure.

	December 31, 2009
	Current	Loan balances 31-60 days past due	Loan balances 61-89 days past due	Loan balances greater than 90 days past due or in process of foreclosure (1)	Total portfolio balance
Commercial mortgages	$1,568,360	$-	$-	$626	$1,568,986

(1) Includes one loan in the amount of $626 in process of foreclosure.

Loan balances are considered past due when payment has not been received based on contractually agreed upon terms. For loan balances greater than 90 days past due or in the process of foreclosure, all accrual of interest was discontinued. There were no loans greater than 90 days past due and accruing interest during the years ended December 31, 2010 and 2009. The Company resumes interest accrual on loans when a loan returns to current status. Interest accrual may also resume under new terms when loans are restructured or modified.

Occasionally, the Company elects to restructure certain mortgage loans if the economic benefits are considered to be more favorable than those achieved by acquiring the collateral through foreclosure. At December 31, 2010, the Company had one loan, with a carry value of $6,355, classified as a troubled debt restructuring with loan modifications which primarily reduced the interest rate for the life of the loan, but did not extend the maturity date or forgive any principal. The Company did not create a specific allowance for the restructured loan. At December 31, 2009, there were no restructured loans.

Equity investments - The carrying value of the Company’s equity investments was $1,888 and $25,679 at December 31, 2010 and 2009, respectively. The decrease in the carry value of the Company’s equity investments was due to the sale of certain holdings in mutual funds with exposure to the S&P 500 index and growth oriented securities.

Limited partnership and other corporation interests - The Company invests in limited partnership interests, which include limited partnerships established for the purpose of investing in low-income housing that qualify for federal and state tax credits, and other corporation interests. At December 31, 2010 and 2009, the Company had $210,146 and $253,605, respectively, invested in limited partnerships and other corporation interests.

In the normal course of its activities, the Company is involved with other entities that are considered variable interest entities (“VIE”). An entity would be determined to be a primary beneficiary, and thus consolidated when the entity has both (a) the power to direct the activities of a VIE that most significantly impact the entity’s economic performance and (b) the obligation to absorb losses of the entity that could potentially be significant to the VIE or the right to receive benefits from the entity that could potentially be significant to the VIE. When the Company becomes involved with a VIE and when the nature of the Company’s involvement with the entity changes, in order to determine if the Company is the primary beneficiary and must consolidate the entity, it evaluates:

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2010, 2009 and 2008

(Dollars in Thousands)

•	The structure and purpose of the entity;
•	The risks and rewards created by and shared through the entity and
•	The entity’s participants’ ability to direct the activities, receive its benefits and absorb its losses.

Accordingly, the Company has determined its investment in low-income housing limited partnerships (“LIHLP”) to be considered a VIE. The purpose of an LIHLP is to provide financing of affordable housing by making certain tax credits available to investors. Beginning in 2002, the Company made initial cash investments for the various tax credits. The Company is a 99% limited partner in various upper-tier LIHLPs. The general partner is most closely involved in the development and management of the LIHLP project. As limited partner, the Company has few or no voting rights, but expects to receive the tax credits allocated to the partnership and operating losses from depreciation and interest expense. The Company is only an equity investor and views the LIHLP as a single investment. The general partner has a small ownership of the partnership, which requires a de minimus capital contribution. This equity investment is reduced based on fees paid at inception by the limited partner; therefore, the general partner does not qualify as having an equity investment at risk in the LIHLP project. However, the limited partner does not have the direct or indirect ability through voting rights or similar rights to make decisions about the general partner’s activities that have a significant effect on the success of the partnership.

Although the Company is involved with the VIE, it determined that consolidation was not required because it has no power to direct the activities that most significantly impact the entities’ economic performance (exert influence over the entity’s operations).

The Company performs ongoing qualitative analyses of its involvement with VIEs to determine if consolidation is required.

The following table presents information about the nature and activities of the VIE and effect on the Company’s financial statements as of December 31, 2010 as follows:

Limited partnership interests and limited liability corporation interests	Liabilities	Maximum exposure to loss
$151,158	$-	$151,158

All of the Company’s investments in LIHLPs are guaranteed by third parties. One of the guarantors, guaranteeing 7% of the LIHLPs, filed for bankruptcy protection in 2009; however, the bankruptcy does not currently impact the guarantee. Eighty-two percent, or $123,853 of the interests, are backed by third party guarantors with an investment grade rating.

The Company is not required to provide any additional funding to the LIHLPs unless the investment exceeds the minimum yield guarantee. The Company has not provided any additional financial or other support during the period from January 1, 2010 to December 31, 2010 that it was not previously contractually required to provide.

Securities pledged, special deposits and securities lending - The Company pledges investment securities it owns to unaffiliated parties related to interest rate futures initial margin. The fair value of margin deposits related to futures contracts was approximately $5,979 and $4,955 at December 31, 2010 and 2009, respectively. These pledged securities are included in fixed maturities in the accompanying consolidated balance sheets.

The Company had securities on deposit with governmental authorities as required by certain insurance laws with fair values in the amounts of $14,144 and $13,599 at December 31, 2010 and 2009, respectively. These deposits are included in short-term investments in the accompanying consolidated balance sheets.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2010, 2009 and 2008

(Dollars in Thousands)

The Company participates in a securities lending program whereby securities, which are included in investments in the accompanying consolidated balance sheets, are loaned to third parties. Securities with a cost or amortized cost in the amounts of $45,000 and $34,940 and estimated fair values in the amounts of $50,807 and $37,081 were on loan under the program at December 31, 2010 and 2009, respectively. The Company received restricted cash collateral in the amounts of $51,749 and $38,296 at December 31, 2010 and 2009, respectively.

Impairment of fixed maturity and equity investments classified as available-for-sale - The Company classifies the majority of its fixed maturity investments and all of its equity investments as available-for-sale and records them at fair value with the related net unrealized gain or loss, net of policyholder related amounts and deferred taxes, in accumulated other comprehensive income (loss) in the stockholder’s equity section in the accompanying consolidated balance sheets. All available-for-sale securities with gross unrealized losses at the consolidated balance sheet date are subjected to the Company’s process for the identification and evaluation of other-than-temporary impairments.

The assessment of whether an other-than-temporary impairment has occurred on fixed maturity investments where management does not intend to sell the fixed maturity investment and it is not more likely than not the Company will be required to sell the fixed maturity investment before recovery of its amortized cost basis, is based upon management’s case-by-case evaluation of the underlying reasons for the decline in fair value. Management considers a wide range of factors, as described below, regarding the security issuer and uses its best judgment in evaluating the cause of the decline in its estimated fair value and in assessing the prospects for near-term recovery. Inherent in management’s evaluation of the security are assumptions and estimates about the issuer’s operations and ability to generate future cash flows. While all available information is taken into account, it is difficult to predict the ultimate recoverable amount from a distressed or impaired security.

Considerations used by the Company in the impairment evaluation process include, but are not limited to, the following:

•	Fair value is below cost.
•	The decline in fair value is attributable to specific adverse conditions affecting a particular instrument, its issuer, an industry or geographic area.
•	The decline in fair value has existed for an extended period of time.
•	A fixed maturity investment has been downgraded by a credit rating agency.
•	The financial condition of the issuer has deteriorated.
•	The payment structure of the fixed maturity investment and the likelihood of the issuer being able to make payments in the future.
•	Dividends have been reduced or eliminated or scheduled interest payments have not been made.

Unrealized losses on fixed maturity and equity investments classified as available-for-sale

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2010, 2009 and 2008

(Dollars in Thousands)

The following tables summarize unrealized investment losses, including the non-credit-related portion of other-than-temporary impairment losses reported in accumulated other comprehensive income (loss), by class of investment at December 31, 2010 and 2009:

Fixed maturities:	December 31, 2010
	Less than twelve months		Twelve months or longer		Total
	Estimated fair value	Unrealized loss and OTTI	Estimated fair value	Unrealized loss and OTTI	Estimated fair value	Unrealized loss and OTTI
U.S. government direct obligations and U.S. agencies	$892,025	$14,551	$22,471	$233	$914,496	$14,784
Obligations of U.S. states and their subdivisions	391,101	11,332	99,720	4,271	490,821	15,603
Corporate debt securities	477,059	15,486	819,627	129,000	1,296,686	144,486
Asset-backed securities	52,814	1,505	1,071,557	152,652	1,124,371	154,157
Residential mortgage-backed securities	26,142	509	146,532	11,610	172,674	12,119
Commercial mortgage-backed securities	53,462	2,086	79,429	18,529	132,891	20,615
Collateralized debt obligations	5,745	29	23,112	5,752	28,857	5,781

Total fixed maturities	$1,898,348	$45,498	$2,262,448	$322,047	$4,160,796	$367,545

Equity investments:
Equity mutual funds	$6	$-	$3	$-	$9	$-
Airline industry	612	77	-	-	612	77

Total equity investments	$618	$77	$3	$-	$621	$77

Total number of securities in an unrealized loss position		183		237		420

Fixed maturities:	December 31, 2009
	Less than twelve months		Twelve months or longer		Total
	Estimated fair value	Unrealized loss and OTTI	Estimated fair value	Unrealized loss and OTTI	Estimated fair value	Unrealized loss and OTTI
U.S. government direct obligations and U.S. agencies	$535,595	$10,502	$19,330	$313	$554,925	$10,815
Obligations of U.S. states and their subdivisions	132,151	4,214	608	-	132,759	4,214
Corporate debt securities	673,534	74,461	1,190,858	142,425	1,864,392	216,886
Asset-backed securities	92,005	52,042	1,558,338	331,923	1,650,343	383,965
Residential mortgage-backed securities	53,623	3,629	550,036	72,268	603,659	75,897
Commercial mortgage-backed securities	-	-	297,604	35,792	297,604	35,792
Collateralized debt obligations	1,400	173	34,678	2,270	36,078	2,443

Total fixed maturities	$1,488,308	$145,021	$3,651,452	$584,991	$5,139,760	$730,012

Equity investments:
Consumer products	$-	$-	$2	$2	$2	$2
Equity mutual funds	2,374	450	-	-	2,374	450
Airline industry	694	5	-	-	694	5

Total equity investments	$3,068	$455	$2	$2	$3,070	$457

Total number of securities in an unrealized loss position		159		358		517

Fixed maturity investments - Total unrealized losses and other-than-temporary impairment losses decreased by $362,467 or 50%, from December 31, 2009 to December 31, 2010. This decrease in unrealized losses was across most asset classes and reflects recovery in market liquidity, lower interest rates and tightening of credit spreads, although the economic uncertainty in these markets still remains.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2010, 2009 and 2008

(Dollars in Thousands)

Unrealized losses on securities of U.S. government and U.S. states and their subdivisions increased by $3,969 and $11,389, respectively from December 31, 2009 to December 31, 2010. These increases were primarily due to the increase in interest rates subsequent to the acquisition of these securities by the Company.

Unrealized losses on corporate debt securities decreased by $72,400 from December 31, 2009 to December 31, 2010. The valuation of these securities has been significantly influenced by market conditions with increased liquidity, lower interest rates and tightening of credit spreads resulting in generally higher valuations of fixed income securities. Management has classified these securities by sector, calculated as a percentage of total unrealized losses as follows:

	December 31,
Sector	2010	2009
Finance	78%	77%
Utility	8%	10%
Natural resources	4%	4%
Consumer	4%	4%
Transportation	1%	2%
Other	5%	3%

	100%	100%

While the proportionate percentage in the finance sector had an increase of 1%, the actual unrealized losses in the sector decreased by $54,644 from December 31, 2009 to December 31, 2010. The proportionate percentage in the utility sector decreased by 2%, and the actual unrealized losses decreased by $9,437.

Unrealized losses on asset-backed, residential and commercial mortgage-backed securities decreased by $229,808, $63,778, and $15,177, respectively, since December 31, 2009, generally due to tightening of credit spreads, lower interest rates, increased market liquidity and other-than-temporary impairment recognized during the period.

Of the total estimated fair value of fixed maturities with unrealized losses and OTTI greater than twelve months, asset-backed securities account for 47%. Of the $152,652 of unrealized losses and OTTI over twelve months on asset-backed securities, 69% are on securities which continue to be rated investment grade. Of the securities which are not rated investment grade (approximately $48,084 of the $152,652), 90% are securities that are guaranteed by monoline insurers. Of the remaining securities, the unrealized losses have decreased 66% since December 31, 2009, from $13,621 to $4,578. The present value of the cash flows expected to be collected is not less than amortized cost. Management does not have the intent to sell these assets prior to a full recovery; therefore, an OTTI was not recognized in earnings. Accordingly, unless otherwise noted below in the other-than-temporary impairment recognition section, the underlying collateral on the asset-backed securities within the portfolio along with credit enhancement is sufficient to expect full repayment of the principal.

Of the $129,000 of unrealized losses and OTTI over twelve months on corporate debt securities, 64% are on securities which continue to be rated investment grade. Of the non-investment grade securities with unrealized losses since December 31, 2009 and OTTI greater than twelve months, the unrealized losses have decreased 49% from $91,726 to $46,693. Of the $46,693, $32,565 of losses are on investments held in foreign banks. The prices of securities held in foreign banks have been impacted by their long duration combined with widening spreads and the low London Interbank Offering Rate (“LIBOR”) based floating rates. Although foreign banks have suffered from the weak credit and economic environment, they benefit from central bank support. Management does not have the intent to sell these assets prior to a full recovery; therefore, an OTTI was not recognized in earnings.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2010, 2009 and 2008

(Dollars in Thousands)

See Note 7 for additional discussion regarding fair value measurements.

Equity investments - The decrease in unrealized losses of $380 from December 31, 2009 to December 31, 2010 is primarily due to the sale of certain holdings in mutual funds with exposure to the S&P 500 index and growth oriented securities.

Other-than-temporary impairment recognition - The Company recorded other-than-temporary impairments on fixed maturity investments and equity securities for the years ended December 31, 2010, 2009 and 2008 as follows:

	Year ended December 31, 2010
	OTTI recognized in realized gains/(losses)		OTTI recognized in OCI (2)
Fixed maturities:	Credit related (1)	Non-credit related	Non-credit related	Total
U.S. government direct obligations and U.S. agencies	$750	$10,035	$-	$10,785
Corporate debt securities	-	1,529	-	1,529
Asset-backed securities	64,896	-	16,242	81,138
Residential mortgage-backed securities	1,390	-	505	1,895
Collateralized debt obligations	34	-	-	34

Total fixed maturities	$67,070	$11,564	$16,747	$95,381

Equity investments:
Equity mutual funds	$-	$268	$-	$268

Total equity investments	$-	$268	$-	$268

Limited partnership investment:
Limited partnership interest	$999	$-	$-	$999

Total limited partnership investments	$999	$-	$-	$999

Total OTTI impairments	$68,069	$11,832	$16,747	$96,648

(1) Of the credit-related other-than-temporary impairment on asset-backed securities, $53,327 and $8,558 were related to Ambac Financial Group, Inc. and Financial Guaranty Insurance Company, respectively, for the year ended December 31, 2010. Of the $67,070 in total fixed maturities, $66,286 is the bifurcated loss recognized on securities.

(2) Amounts are recognized in OCI in the period incurred.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2010, 2009 and 2008

(Dollars in Thousands)

Fixed maturities:	Year ended December 31, 2009
	OTTI recognized in realized gains/(losses)		OTTI recognized in OCI (2)
	Credit related (1)	Non-credit related	Non-credit related	Total
U.S. government direct obligations and U.S. agencies	$-	$684	$-	$684
Corporate debt securities	3,652	6,181	-	9,833
Asset-backed securities	88,134	502	13,422	102,058
Residential mortgage-backed securities	-	28	-	28
Collateralized debt obligations	154	-	-	154

Total fixed maturities	$91,940	$7,395	$13,422	$112,757

Equity investments:
Equity mutual funds	$7	$-	$-	$7

Total equity investments	$7	$-	$-	$7

Total OTTI impairments	$91,947	$7,395	$13,422	$112,764

(1) Of the credit-related other-than-temporary impairment on asset-backed securities, all of it was related to Financial Guaranty Insurance Company for the year ended December 31, 2009.

(2) Amounts are recognized in OCI in the period incurred.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2010, 2009 and 2008

(Dollars in Thousands)

Fixed maturities:	Year ended December 31, 2008
	OTTI recognized in realized gains/(losses)		OTTI recognized in OCI
	Credit related (1)	Non-credit related	Non-credit related	Total
U.S. government direct obligations and U.S. agencies	$-	$8,302	$-	$8,302
Corporate debt securities	61,953	7,047	-	69,000
Asset-backed securities	-	3,259	-	3,259
Residential mortgage-backed securities	-	4,140	-	4,140
Commercial mortgage-backed securities	-	3,185	-	3,185

Total fixed maturities	$61,953	$25,933	$-	$87,886

Equity investments:
Airline industry	$2,146	$-	$-	$2,146
Technology industry	244	-	-	244

Total equity investments	$2,390	$-	$-	$2,390

Limited partnership investment:
Limited partnership interest	$1,122	$-	$-	$1,122

Total limited partnership investments	$1,122	$-	$-	$1,122

Total OTTI impairments	$65,465	$25,933	$-	$91,398

(1) Of the credit-related other-than-temporary impairment on corporate debt securities, $35,657 and $25,939 were related to General Motors Corporation and Lehman Brothers, respectively, for the year ended December 31, 2008.

The other-than-temporary impairments of fixed maturity securities where the loss portion is bifurcated and the credit related component is recognized in realized investment gains (losses) is summarized as follows:

Bifurcated credit loss balance, April 1, 2009	$43,871
Non-credit losses reclassified out of retained earning into AOCI	(16,680)
Credit loss recognized on securities	88,134
Bifurcated credit loss balance, December 31, 2009	115,325
Credit loss recognized on securities	66,286

Bifurcated credit loss balance, December 31, 2010	$181,611

The credit loss portion on fixed maturities was determined as the difference between the securities’ amortized cost and the present value of expected future cash flows. These expected cash flows were determined using judgment and the best information available to the Company and were discounted at the securities’ original effective interest rate. Inputs used to derive expected cash flows included default rates, credit ratings, collateral characteristics and current levels of subordination.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2010, 2009 and 2008

(Dollars in Thousands)

Net Investment Income

The following table summarizes net investment income for the years ended December 31, 2010, 2009 and 2008:

	Year ended December 31,
	2010	2009	2008
Investment income:
Fixed maturity and short-term investments	$823,828	$795,323	$766,625
Equity investments	68	532	1,240
Mortgage loans on real estate	96,711	85,116	73,838
Policy loans	234,944	244,140	218,687
Limited partnership interests	5,767	2,514	2,601
Net interest on funds withheld balances under reinsurance agreements, related party	17,130	18,448	13,969
Derivative instruments (1)	7,182	10,489	5,987
Other	5,011	6,082	8,788

	1,190,641	1,162,644	1,091,735
Investment expenses	(15,897)	(13,560)	(13,266)

Net investment income	$1,174,744	$1,149,084	$1,078,469

(1) Includes fair value gains (losses) of $1,366, $2,105 and ($216), net of any gains (losses) on the hedged assets in a fair value hedge, for the years ended December 31, 2010, 2009 and 2008, respectively.

Included in net investment income are unrealized gains (losses) of $9,587, $4,749 and ($969) on held-for-trading fixed maturity investments still held at December 31, 2010, 2009 and 2008, respectively.

Realized Investment Gains (Losses)

The following table summarizes realized investment gains (losses) for the years ended December 31, 2010, 2009 and 2008:

	Year ended December 31,
	2010	2009	2008
Realized investment gains (losses):
Fixed maturity and short-term investments	$(15,793)	$(58,208)	$(30,797)
Equity investments	8,007	7	(4,162)
Mortgage loans on real estate	2,736	1,091	2,568
Limited partnership interests	(999)	-	1,112
Derivative instruments	(17,076)	(3,905)	9,583
Other	76	(353)	-
Provision for mortgage impairments, net of recoveries	(1,446)	(6,172)	-

Realized investment gains (losses):	$(24,495)	$(67,540)	$(21,696)

Included in net investment income and realized investment gains (losses) are amounts allocable to the participating fund account. This allocation is based upon the activity in a specific block of investments that are segmented for the benefit of the participating fund account. The amounts of net investment income allocated to the participating fund account were $4,481, $4,799 and $4,823 for the years ended December 31, 2010, 2009 and 2008, respectively. The amounts of realized investment gains (losses) allocated to the participating fund account were $438, $234 and $177 for the years ended December 31, 2010, 2009 and

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2010, 2009 and 2008

(Dollars in Thousands)

2008, respectively. Net investment income and realized investment gains (losses) do not include any amounts from separate accounts.

7.	Fair Value Measurements

The following tables summarize the carrying amounts and estimated fair values of the Company’s financial instruments at December 31, 2010 and 2009:

Assets	December 31, 2010		December 31, 2009
	Carrying amount	Estimated fair value	Carrying amount	Estimated fair value
Fixed maturities and short-term investments	$17,051,738	$17,051,738	$14,546,467	$14,546,467
Mortgage loans on real estate	1,722,422	1,809,356	1,554,132	1,570,217
Equity investments	1,888	1,888	25,679	25,679
Policy loans	4,059,640	4,059,640	3,971,833	3,971,833
Other investments	22,762	46,608	24,312	50,159
Derivative instruments	24,826	24,826	23,150	23,150
Collateral under securities lending agreements	51,749	51,749	38,296	38,296
Collateral under derivative counterparty collateral agreements	7,790	7,790	4,300	4,300
Separate account assets	22,489,038	22,489,038	18,886,901	18,886,901

Liabilities	December 31, 2010		December 31, 2009
	Carrying amount	Estimated fair value	Carrying amount	Estimated fair value
Annuity contract reserves without life contingencies (1)	$7,976,954	$7,912,850	$7,117,591	$7,105,090
Policyholders’ funds (2)	372,980	372,980	358,795	358,795
Repurchase agreements	936,762	936,762	491,338	491,338
Commercial paper	91,681	91,681	97,613	97,613
Payable under securities lending agreements	51,749	51,749	38,296	38,296
Payable under derivative counterparty collateral agreements	7,790	7,790	4,300	4,300
Derivative instruments	5,831	5,831	3,317	3,317
Notes payable	532,332	532,332	532,319	532,319

(1) The carrying amount for annuity contract reserves without life contingencies has been restated due to a previous misstatement from that previously reported of $7,167,733 as of December 31, 2009.

(2) The carrying amount and estimated fair value for policyholders’ funds have been restated due to a previous misstatement from that previously reported of $286,175 and $286,175, respectively, as of December 31, 2009.

Fixed maturity and equity investments

The fair values for fixed maturity and equity securities are based upon quoted market prices or estimates from independent pricing services. However, in cases where quoted market prices are not readily available, such as for private fixed maturity investments, fair values are estimated. To determine estimated fair value for these instruments, the Company generally utilizes discounted cash flows calculated at current market rates on investments of similar quality and term. Fair value estimates are made at a specific point in time, based on available market information and judgments about financial instruments, including estimates of the timing and amounts of expected future cash flows and the credit standing of the issuer or

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2010, 2009 and 2008

(Dollars in Thousands)

counterparty. The use of different market assumptions and/or estimation methodologies may have a material effect on the estimated fair value amounts of the Company’s financial instruments.

Short-term investments, securities lending agreements, repurchase agreements and commercial paper

The carrying value of short-term investments, collateral and payable under securities lending agreements, repurchase agreements and commercial paper is a reasonable estimate of fair value due to their short-term nature.

Mortgage loans on real estate

Mortgage loan fair value estimates are generally based on discounted cash flows. A discount rate matrix is incorporated whereby the discount rate used in valuing a specific mortgage generally corresponds to that mortgage’s remaining term and credit quality. Management believes the discount rate used is commensurate with the credit, interest rate, term, servicing costs and risks of loans similar to the portfolio loans that the Company would make today given its internal pricing strategy.

Policy loans

Policy loans accrue interest at variable rates with no fixed maturity dates; therefore, estimated fair values approximate carrying values.

Other investments

Other investments include the Company’s percentage ownership of foreclosed lease interests in aircraft. The estimated fair value is based on the present value of anticipated lease payments plus the residual value of the aircraft. Also included in other investments is real estate held for investment. The estimated fair value is based on appraised value.

Derivative counterparty collateral agreements

Included in other assets and other liabilities is cash collateral received from derivative counterparties and the obligation to return the cash collateral to the counterparties. The carrying value of the collateral approximates fair value.

Derivative instruments

Included in other assets and other liabilities are derivative financial instruments. The estimated fair values of OTC derivatives, primarily consisting of interest rate swaps and interest rate swaptions which are held for other than trading purposes, are the estimated amounts the Company would receive or pay to terminate the agreements at the end of each reporting period, taking into consideration current interest rates, counterparty credit risk and other relevant factors.

Separate account assets

Separate account assets include investments in mutual fund, fixed maturity and short-term securities. Mutual funds are recorded at net asset value, which approximates fair value, on a daily basis. The fixed maturity and short-term investments are valued in the same manner, and using the same pricing sources and inputs as the fixed maturity and short-term investments of the Company.

Annuity contract benefits without life contingencies

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2010, 2009 and 2008

(Dollars in Thousands)

The estimated fair values of annuity contract benefits without life contingencies are estimated by discounting the projected expected cash flows to the maturity of the contracts utilizing risk-free spot interest rates plus a provision for the Company’s credit risk.

Policyholders’ funds

The estimated fair values of policyholders’ funds are the same as the carrying amounts since the Company can change the interest crediting rates with thirty days notice.

Notes payable

The estimated fair values of the notes payable to GWL&A Financial are based upon discounted cash flows at current market rates on high quality investments.

Fair value hierarchy

The Company’s assets and liabilities recorded at fair value have been categorized based upon the following fair value hierarchy:

—      Level 1 inputs, which are utilized for general and separate account assets and liabilities, utilize observable, quoted prices (unadjusted) in active markets for identical assets or liabilities that the Company has the ability to access. Financial assets and liabilities utilizing Level 1 inputs include actively exchange-traded equity securities.

—      Level 2 inputs utilize other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs, which are utilized for general and separate account assets and liabilities, include quoted prices for similar assets and liabilities in active markets, and inputs other than quoted prices that are observable for the asset or liability, such as interest rates and yield curves that are observable at commonly quoted intervals. The fair values for some Level 2 securities were obtained from pricing services. The inputs used by the pricing services are reviewed at least quarterly or when the pricing vendor issues updates to its pricing methodology. For fixed maturity securities and separate account assets and liabilities, inputs include benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Additional inputs utilized for assets and liabilities classified as Level 2 are:

o

Asset-backed, residential mortgage-backed, commercial mortgage-backed securities and collateralized debt obligations - new issue data, monthly payment information, collateral performance and third party real estate analysis.

o	U.S. states and their subdivisions - material event notices.

o	Equity investments - exchange rates, various index data and news sources.

o	Short-term investments - valued on the basis of amortized cost, which approximates fair value.

o	Other assets and liabilities (derivatives) - reported trades, swap curves, credit spreads, recovery rates, restructuring, currency volatility, net present value of cash flows and news sources.

o

Separate account assets and liabilities - exchange rates, various index data and news sources, amortized cost (which approximates fair value), reported trades, swap curves, credit spreads, recovery rates, restructuring, currency volatility, net present value of cash flows and quoted prices in

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2010, 2009 and 2008

(Dollars in Thousands)

markets that are not active or for which all significant inputs are observable, either directly or indirectly.

See Note 6 for further discussions of derivatives and their impact on the Company’s consolidated financial statements.

—      Level 3 inputs are unobservable and include situations where there is little, if any, market activity for the asset or liability. In general, the prices of Level 3 securities, which include both general and separate account assets and liabilities, were obtained from single broker quotes and internal pricing models. If the broker’s inputs are largely unobservable, the valuation is classified as a Level 3. Broker quotes are validated through an internal analyst review process, which includes validation through known market conditions and other relevant data. Internal models are usually cash flow based utilizing characteristics of the underlying collateral of the security such as default rate and other relevant data. Inputs utilized for securities classified as Level 3 are as follows:

o	Corporate debt securities - single broker quotes which may be in an illiquid market or otherwise deemed unobservable.

o	Asset-backed securities - internal models utilizing asset-backed securities index spreads.

o	Separate account assets - single broker quotes which may be in an illiquid market or otherwise deemed unobservable or net asset value per share of the underlying investments.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy within which the fair value measurement in its entirety falls has been determined based on the lowest level input that is significant to the fair value measurement in its entirety. The Company’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to the asset or liability.

The following tables present information about the Company’s financial assets and liabilities measured at fair value on a recurring basis as of December 31, 2010 and 2009 and indicates the fair value hierarchy of the valuation techniques utilized by the Company to determine such fair value:

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2010, 2009 and 2008

(Dollars in Thousands)

	Assets and liabilities measured at fair value on a recurring basis
	December 31, 2010
Assets	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Fixed maturities available-for-sale:
U.S. government direct obligations and U.S. agencies	$-	$2,371,150	$-	$2,371,150
Obligations of U.S. states and their subdivisions	-	1,942,263	-	1,942,263
Corporate debt securities	-	7,979,736	58,692	8,038,428
Asset-backed securities	-	1,711,438	290,488	2,001,926
Residential mortgage-backed securities	-	739,062	-	739,062
Commercial mortgage-backed securities	-	820,349	-	820,349
Collateralized debt obligations	-	29,865	14	29,879

Total fixed maturities available- for-sale	-	15,593,863	349,194	15,943,057

Fixed maturities held for trading:
U.S. government direct obligations and U.S. agencies	-	41,834	-	41,834
Corporate debt securities	-	49,961	-	49,961
Asset-backed securities	-	44,060	-	44,060
Commercial mortgage-backed securities	-	8,319	-	8,319

Total fixed maturities held for trading	-	144,174	-	144,174

Equity investments available-for-sale:
Financial services	-	725	-	725
Equity mutual funds	551	-	-	551
Airline industry	612	-	-	612

Total equity investments	1,163	725	-	1,888

Short-term investments available-for-sale	140,922	823,585	-	964,507
Collateral under securities lending agreements	51,749	-	-	51,749
Collateral under derivative counterparty collateral agreements	7,790	-	-	7,790
Other assets (1)	-	24,826	-	24,826
Separate account assets (2)	11,222,384	10,838,983	4,278	22,065,645

Total assets	$11,424,008	$27,426,156	$353,472	$39,203,636

Liabilities
Other liabilities (1)	$-	$5,831	$-	$5,831
Separate account liabilities (2)	93	301,108	-	301,201

Total liabilities	$93	$306,939	$-	$307,032

(1)	Includes derivative financial instruments.

(2)	Includes only separate account investments which are carried at the fair value of the underlying invested assets owned by the separate accounts.

There were no significant transfers between Level 1 and Level 2 during the year ended December 31, 2010.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2010, 2009 and 2008

(Dollars in Thousands)

	Assets and liabilities measured at fair value on a recurring basis
	December 31, 2009
Assets	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Fixed maturities available-for-sale:
U.S. government direct obligations and U.S. agencies	$-	$2,038,794	$-	$2,038,794
Obligations of U.S. states and their subdivisions	-	1,363,851	-	1,363,851
Foreign governments	-	465	-	465
Corporate debt securities	-	6,940,809	188,936	7,129,745
Asset-backed securities	-	1,495,680	392,365	1,888,045
Residential mortgage-backed securities	-	771,063	-	771,063
Commercial mortgage-backed securities	-	617,860	58,270	676,130
Collateralized debt obligations	-	47,991	1,729	49,720

Total fixed maturities available- for-sale	-	13,276,513	641,300	13,917,813

Fixed maturities held for trading:
U.S. government direct obligations and U.S. agencies	-	39,112	-	39,112
Corporate debt securities	-	50,128	-	50,128
Asset-backed securities	-	42,717	-	42,717
Commercial mortgage-backed securities	-	8,217	-	8,217

Total fixed maturities held for trading	-	140,174	-	140,174

Equity investments available-for-sale:
Financial services	-	505	-	505
Consumer products	68	-	-	68
Equity mutual funds	20,277	-	-	20,277
Airline industry	4,829	-	-	4,829

Total equity investments	25,174	505	-	25,679

Short-term investments available-for-sale	55,557	432,923	-	488,480
Collateral under securities lending agreements	38,296	-	-	38,296
Collateral under derivative counterparty collateral agreements	4,300	-	-	4,300
Other assets (1)	-	23,150	-	23,150
Separate account assets (2)	11,039,441	7,303,499	9,960	18,352,900

Total assets	$11,162,768	$21,176,764	$651,260	$32,990,792

Liabilities
Other liabilities (1)	$-	$-	$3,317	$3,317

Total liabilities	$-	$-	$3,317	$3,317

(1)	Includes derivative financial instruments.

(2)	Includes only separate account investments which are carried at the fair value of the underlying invested assets owned by the separate accounts.

There were no significant transfers between Level 1 and Level 2 during the year ended December 31, 2009.

The following tables present additional information about assets and liabilities measured at fair value on a recurring basis and for which the Company has utilized Level 3 inputs to determine fair value:

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2010, 2009 and 2008

(Dollars in Thousands)

	Recurring Level 3 financial assets and liabilities Year ended December 31, 2010
	Fixed maturities available-for- sale: corporate debt securities	Fixed maturities available-for- sale: asset- backed securities	Fixed maturities available-for- sale: commercial mortgage-backed securities	Fixed maturities available-for-sale: collateralized debt obligations	Other assets and liabilities (1)	Separate accounts
Balance, January 1, 2010	$188,936	$392,365	$58,270	$1,729	$(3,317)	$9,960
Realized and unrealized gains and losses:
Gains (losses) included in net income	475	(49,393)	-	(34)	-	-
Gains (losses) included in other comprehensive income (loss)	5,630	70,026	-	161	-	622
Purchases, issuances and settlements, net	(30,084)	(98,807)	-	(1,842)	-	(1,700)
Transfers in (out) of Level 3 (2)	(106,265)	(23,703)	(58,270)	-	3,317	(4,604)

Balance, December 31, 2010	$58,692	$290,488	$-	$14	$-	$4,278

Total gains (losses) for the period included in net income attributable to the change in unrealized gains and losses relating to assets held at December 31, 2010	$-	$-	$-	$-	$-	$-

(1) Includes derivative financial instruments.

(2) Transfers out of Level 3 are due primarily to increased observability of inputs in valuation methodologies.

	Recurring Level 3 financial assets and liabilities Year ended December 31, 2009
	Fixed maturities available-for- sale: U.S. government and U.S. agencies	Fixed maturities available-for- sale: corporate debt securities	Fixed maturities available-for- sale: asset- backed securities	Fixed maturities available-for- sale: commercial mortgage-backed securities	Fixed maturities available-for-sale: collateralized debt obligations	Other assets and liabilities (1)	Separate accounts
Balance, January 1, 2009	$14,711	$203,975	$521,351	$55,321	$213	$3,224	$532
Realized and unrealized gains and losses:
Gains (losses) included in net income	-	(2,597)	(84,990)	-	-	-	-
Gains (losses) included in other comprehensive income (loss)	2,227	47,030	178,951	3,281	1,592	(6,541)	1,902
Purchases, issuances and settlements, net	(256)	(52,008)	(124,017)	(332)	(12,027)	-	7,526
Transfers in (out) of Level 3 (2)	(16,682)	(7,464)	(98,930)	-	11,951	-	-

Balance, December 31, 2009	$-	$188,936	$392,365	$58,270	$1,729	$(3,317)	$9,960

Total gains (losses) for the period included in net income attributable to the change in unrealized gains and losses relating to assets held at December 31, 2009	$-	$-	$-	$-	$-	$-	$-

(1) Includes derivative financial instruments.

(2) Transfers into (out of) Level 3 are from (to) Level 2 and are due primarily to decreased (increased) observability of inputs in valuation methodologies.

Realized and unrealized gains and losses due to the changes in fair value on assets classified as Level 3 included in net income for the year ended December 31, 2010 and 2009 are as follows:

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2010, 2009 and 2008

(Dollars in Thousands)

	Year ended December 31, 2010
	Net realized gains (losses) on investments	Net investment income
Realized and unrealized gains and losses included in net income for the period	$(48,952)	$-

	Year ended December 31, 2009
	Net realized gains (losses) on investments	Net investment income
Realized and unrealized gains and losses included in net income for the period	$(87,587)	$-

Non-recurring fair value measurements - The Company held $980 of adjusted cost basis limited partnership interests which were impaired during the year ended December 31, 2010 based on the fair value disclosed in the limited partnership financial statements. These limited partnership interests were recorded at estimated fair value and represent a non-recurring fair value measurement. The estimated fair value was categorized as Level 3. The Company held $1,900 of cost basis in other assets comprised of head office properties which were impaired during the year ended December 31, 2009. The property was recorded at estimated fair value and represents a non-recurring fair value measurement. The estimated fair value was categorized as Level 2 since the fair value was based on an independent third party appraisal. The Company has no liabilities measured at fair value on a non-recurring basis at December 31, 2010 and 2009.

8.	Reinsurance

In the normal course of its business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding risks to other insurance enterprises under excess coverage and coinsurance contracts. The Company retains a maximum liability in the amount of $3,500 of coverage per individual life.

Ceded reinsurance contracts do not relieve the Company from its obligations to policyholders. The failure of reinsurers to honor their obligations could result in losses to the Company. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk arising from similar geographic regions, activities or economic characteristics of the reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. At December 31, 2010 and 2009, the reinsurance receivables had carrying values in the amounts of $594,997 and $573,963, respectively. Included in these amounts are $483,564 and $452,510 at December 31, 2010 and 2009, respectively, associated with reinsurance agreements with related parties. At December 31, 2010 and 2009, 73% and 71%, respectively, of the total reinsurance receivable was due from CLAC. There were no allowances for potential uncollectible reinsurance receivables at either December 31, 2010 or 2009. Included within life insurance in the tables below is a small portion of Healthcare business as discussed in Note 17.

The following tables summarize life insurance in-force and total premium income at and for the year ended, December 31, 2010:

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2010, 2009 and 2008

(Dollars in Thousands)

	Life insurance in-force
	Individual	Group	Total
Written and earned direct	$50,976,256	$34,985,650	$85,961,906
Reinsurance ceded	(9,878,257)	-	(9,878,257)
Reinsurance assumed	80,618,669	-	80,618,669

Net	$121,716,668	$34,985,650	$156,702,318

Percentage of amount assumed to net	66.2%	0.0%	51.4%

	Premium income

	Life insurance	Annuities	Total
Written and earned direct	$674,726	$5,665	$680,391
Reinsurance ceded	(41,362)	(112)	(41,474)
Reinsurance assumed	166,705	-	166,705

Net	$800,069	$5,553	$805,622

The following tables summarize life insurance in-force and total premium income at and for the year ended, December 31, 2009:

	Life insurance in-force
	Individual	Group	Total
Written and earned direct	$50,468,445	$33,398,994	$83,867,439
Reinsurance ceded (1)	(10,404,557)	-	(10,404,557)
Reinsurance assumed (2)	85,281,541	-	85,281,541

Net (3)	$125,345,429	$33,398,994	$158,744,423

Percentage of amount assumed to net	68.0%	0.0%	53.7%

(1) Reinsurance ceded has been restated due to a previous misstatement from that previously reported of ($11,468,482).

(2) Reinsurance assumed has been restated due to a previous misstatement from that previously reported of $86,580,158.

(3) Net life insurance in-force has been restated due to a previous misstatement from that previously reported of $125,580,121 Net, Individual and $158,979,115 Net, Total.

	Premium income

	Life insurance	Annuities	Total
Written and earned direct	$431,585	$3,039	$434,624
Reinsurance ceded	(48,687)	(74)	(48,761)
Reinsurance assumed	174,389	-	174,389

Net	$557,287	$2,965	$560,252

The following table summarizes total premium income for the year ended, December 31, 2008:

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2010, 2009 and 2008

(Dollars in Thousands)

	Premium income
	Life insurance	Annuities	Total
Written and earned direct	$371,952	$(1,153)	$370,799
Reinsurance ceded	(37,035)	(141)	(37,176)
Reinsurance assumed	189,908	1,605	191,513

Net	$524,825	$311	$525,136

9.	Deferred Acquisition Costs and Value of Business Acquired

The following table summarizes activity in deferred acquisition costs (“DAC”) and value of business acquired (“VOBA”) for the years ended December 31, 2010, 2009 and 2008:

	DAC	VOBA	Total
Balance, January 1, 2008	$368,781	$46,479	$415,260
Capitalized additions	57,816	-	57,816
Amortization and writedowns	(53,393)	2,852	(50,541)
Unrealized investment (gains) losses	251,940	6,380	258,320

Balance, December 31, 2008	625,144	55,711	680,855
Capitalized additions	74,642	-	74,642
Amortization and writedowns	(61,113)	(1,161)	(62,274)
Unrealized investment (gains) losses	(242,085)	(5,881)	(247,966)

Balance, December 31, 2009	396,588	48,669	445,257
Capitalized additions	80,020	-	80,020
Amortization and writedowns	(48,903)	(1,837)	(50,740)
Unrealized investment (gains) losses	(167,162)	(427)	(167,589)

Balance, December 31, 2010	$260,543	$46,405	$306,948

In 2010, the Company refined its DAC calculation methodology which resulted in a $6,300 increase to the DAC balance through a decrease in DAC amortization for the year.

The estimated future amortization of VOBA for the years ended December 31, 2011 through December 31, 2015 is as follows:

Year ended December 31,	Amount
2011	$4,253
2012	4,492
2013	4,389
2014	4,222
2015	4,019

10.	Goodwill and Other Intangible Assets

The balances of goodwill, all of which is within the Retirement Services segment, at December 31, 2010 and 2009 were $105,255.

The following tables summarize other intangible assets, all of which are within the Retirement Services segment, as of December 31, 2010 and 2009:

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2010, 2009 and 2008

(Dollars in Thousands)

	December 31, 2010
	Gross carrying amount	Accumulated amortization	Net book value
Customer relationships	$36,314	$(12,701)	$23,613
Preferred provider agreements	7,970	(5,941)	2,029

Total	$44,284	$(18,642)	$25,642

	December 31, 2009
	Gross carrying amount	Accumulated amortization	Net book value
Customer relationships	$36,314	$(10,039)	$26,275
Preferred provider agreements	7,970	(4,613)	3,357

Total	$44,284	$(14,652)	$29,632

Amortization expense for other intangible assets included in general insurance expenses was $3,990, $4,192 and $4,725 for the years ended December 31, 2010, 2009 and 2008, respectively. Except for goodwill, the Company has no intangible assets with indefinite lives. The Company did not incur costs to renew or extend the term of acquired intangible assets during the year ended December 31, 2010.

The estimated future amortization of other intangible assets using current assumptions, which are subject to change, for the years ended December 31, 2011 through December 31, 2015 is as follows:

Year ended December 31,	Amount
2011	$3,793
2012	3,590
2013	3,410
2014	3,215
2015	3,012

11.	Commercial Paper

The Company maintains a commercial paper program that is partially supported by a $50,000 corporate credit facility (See Note 20).

The following table provides information regarding the Company’s commercial paper program at December 31, 2010 and 2009:

	December 31,
	2010	2009
Commercial paper outstanding	$91,681	$97,613
Maturity range (days)	3 - 74	7 - 20
Interest rate range	0.3% - 0.4%	0.3%- 0.4%

12.	Stockholder’s Equity and Dividend Restrictions

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2010, 2009 and 2008

(Dollars in Thousands)

At December 31, 2010 and 2009, the Company had 50,000,000 shares of $1 par value preferred stock authorized, none of which were issued or outstanding at either date. In addition, the Company has 50,000,000 shares of $1 par value common stock authorized, 7,032,000 of which were issued and outstanding at both December 31, 2010 and 2009.

GWLA’s net income and capital and surplus, as determined in accordance with statutory accounting principles and practices as prescribed by the National Association of Insurance Commissioners, for the years ended December 31, 2010, 2009 and 2008 are as follows:

	Year ended December 31,
	2010(1)	2009(2)	2008(2)

Net income	$405,343	$282,033	$280,862
Capital and surplus	1,159,657	1,360,896	901,429

(1) As filed with the Colorado Division of Insurance

(2) As filed in an amended filing with the Colorado Division of Insurance

Dividends are paid as determined by the Board of Directors, subject to restrictions as discussed below. During the years ended December 31, 2010, 2009 and 2008, the Company paid dividends in the amounts of $160,917, $24,682 and $1,772,293, respectively, to its parent company, GWL&A Financial. Dividends paid during 2008 were paid in part using the proceeds received from the sale of the Company’s Healthcare business as discussed in Note 3.

The maximum amount of dividends that can be paid to stockholders by insurance companies domiciled in the State of Colorado, without prior approval of the Insurance Commissioner, is subject to restrictions relating to statutory capital and surplus and statutory net gain from operations. Unaudited statutory capital and surplus and net gain from operations at and for the year ended December 31, 2010 were $1,159,657 and $445,656, respectively. GWLA may pay up to $445,656 (unaudited) of dividends during the year ended December 31, 2011 without the prior approval of the Colorado insurance commissioner. Prior to any payments of dividends, the Company seeks approval from the Colorado Insurance Commissioner.

13.	Other Comprehensive Income

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2010, 2009 and 2008

(Dollars in Thousands)

The following table presents the composition of other comprehensive income (loss) for the year ended December 31, 2010:

	Year ended December 31, 2010
	Before-tax amount	Tax (expense) benefit	Net-of-tax amount
Unrealized holding gains (losses) arising during the year on available-for-sale fixed maturity investments	$724,296	$(253,504)	$470,792
Net changes during the year related to cash flow hedges	17,293	(6,053)	11,240
Reclassification adjustment for (gains) losses realized in net income	23,198	(8,119)	15,079

Net unrealized gains (losses)	764,787	(267,676)	497,111
Future policy benefits, deferred acquisition costs and value of business acquired adjustments	(182,357)	63,825	(118,532)

Net unrealized gains (losses)	582,430	(203,851)	378,579
Employee benefit plan adjustment	(5,142)	1,800	(3,342)

Other comprehensive income (loss)	$577,288	$(202,051)	$375,237

The following table presents the composition of other comprehensive income (loss) for the year ended December 31, 2009:

	Year ended December 31, 2009
	Before-tax amount	Tax (expense) benefit	Net-of-tax amount
Unrealized holding gains (losses) arising during the year on available-for-sale fixed maturity investments	$1,174,693	$(411,143)	$763,550
Net changes during the year related to cash flow hedges	(57,218)	20,027	(37,191)
Reclassification adjustment for (gains) losses realized in net income	71,473	(25,016)	46,457

Net unrealized gains (losses)	1,188,948	(416,132)	772,816
Future policy benefits, deferred acquisition costs and value of business acquired adjustments	(250,468)	87,664	(162,804)

Net unrealized gains (losses)	938,480	(328,468)	610,012
Employee benefit plan adjustment	43,797	(15,329)	28,468

Other comprehensive income (loss)	$982,277	$(343,797)	$638,480

The following table presents the composition of other comprehensive income (loss) for the year ended December 31, 2008:

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2010, 2009 and 2008

(Dollars in Thousands)

	Year ended December 31, 2008
	Before-tax amount	Tax (expense) benefit	Net-of-tax amount
Unrealized holding gains (losses) arising during the year on available-for-sale fixed maturity investments	$(1,431,239)	$496,555	$(934,684)
Net changes during the year related to cash flow hedges	85,494	(29,923)	55,571
Reclassification adjustment for (gains) losses realized in net income	38,978	(10,989)	27,989

Net unrealized gains (losses)	(1,306,767)	455,643	(851,124)
Future policy benefits, deferred acquisition costs and value of business acquired adjustments	254,180	(88,963)	165,217

Net unrealized gains (losses)	(1,052,587)	366,680	(685,907)
Employee benefit plan adjustment	(115,766)	40,518	(75,248)

Other comprehensive income (loss)	$(1,168,353)	$407,198	$(761,155)

14.	General Insurance Expenses

The following table summarizes the components of general insurance expenses for the years ended December 31, 2010, 2009 and 2008:

	Year ended December 31,
	2010	2009	2008
Compensation	$294,923	$273,934	$282,502
Commissions	143,680	114,461	118,978
Premium and other taxes	27,964	22,947	25,704
Capitalization of DAC	(80,020)	(74,642)	(57,816)
Depreciation and amortization	12,975	15,603	19,240
Rent, net of sublease income	6,047	6,767	3,875
Other	92,817	76,408	44,504

Total general insurance expenses	$498,386	$435,478	$436,987

15.	Employee Benefit Plans

Defined Benefit Pension, Post-Retirement Medical and Supplemental Executive Retirement Plans - The Company has a noncontributory Defined Benefit Pension Plan covering substantially all of its employees that were hired before January 1, 1999. Pension benefits are based principally on an employee’s years of service and compensation levels near retirement. The Company’s policy for funding the defined benefit pension plans is to make annual contributions, which equal or exceed regulatory requirements.

The Company sponsors an unfunded Post-Retirement Medical Plan (the “Medical Plan”) that provides health benefits to retired employees who are not Medicare eligible. The medical plan is contributory and contains other cost sharing features which may be adjusted annually for the expected general inflation rate. The Company’s policy is to fund the cost of the medical plan benefits in amounts determined at the discretion of management.

The Company also provides supplemental executive retirement plans to certain key executives. These plans provide key executives with certain benefits upon retirement, disability or death based upon total

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2010, 2009 and 2008

(Dollars in Thousands)

compensation. The Company has purchased individual life insurance policies with respect to each employee covered by this plan. The Company is the owner and beneficiary of the insurance contracts.

The following tables provide a reconciliation of the changes in the benefit obligations, fair value of plan assets and the under funded status for the Company’s Defined Benefit Pension, Post-Retirement Medical and Supplemental Executive Retirement plans as of the years ended December 31, 2010 and 2009:

	Defined benefit pension plan		Post-retirement medical plan		Supplemental executive retirement plan		Total
	2010	2009	2010	2009	2010	2009	2010	2009
Change in projected benefit obligation:
Benefit obligation, January 1	$318,278	$303,383	$12,136	$16,483	$44,430	$45,765	$374,844	$365,631
Service cost	3,739	4,087	728	680	672	717	5,139	5,484
Interest cost	19,578	19,135	713	709	2,905	2,856	23,196	22,700
Actuarial (gain) loss	18,644	2,253	(2,843)	(5,129)	5,973	(2,517)	21,774	(5,393)
Regular benefits paid	(10,804)	(10,580)	(572)	(607)	(2,646)	(2,391)	(14,022)	(13,578)
Plan amendments	-	-	-	-	3,521	-	3,521	-

Benefit obligation, December 31	$349,435	$318,278	$10,162	$12,136	$54,855	$44,430	$414,452	$374,844

	Defined benefit pension plan		Post-retirement medical plan		Supplemental executive retirement plan		Total
	2010	2009	2010	2009	2010	2009	2010	2009
Change in plan assets:
Value of plan assets, January 1	$251,078	$201,970	$-	$-	$-	$-	$251,078	$201,970
Actual return (loss) on plan assets	36,642	47,188	-	-	-	-	36,642	47,188
Employer contributions	5,700	12,500	572	607	2,646	2,391	8,918	15,498
Benefits paid	(10,804)	(10,580)	(572)	(607)	(2,646)	(2,391)	(14,022)	(13,578)

Value of plan assets, December 31	$282,616	$251,078	$-	$-	$-	$-	$282,616	$251,078

	Defined benefit pension plan		Post-retirement medical plan		Supplemental executive retirement plan		Total
	2010	2009	2010	2009	2010	2009	2010	2009
Funded (under funded) status at December 31	$(66,819)	$(67,200)	$(10,162)	$(12,136)	$(54,855)	$(44,430)	$(131,836)	$(123,766)

A recovery in market liquidity has resulted in improved market values for the Company’s Defined Benefit Pension Plan assets since December 31, 2009.

The following table presents amounts recognized in the consolidated balance sheets at December 31, 2010 and 2009 for the Company’s Defined Benefit Pension, Post-retirement Medical and Supplemental Executive Retirement plans:

	Defined benefit pension plan		Post-retirement medical plan		Supplemental executive retirement plan		Total
	2010	2009	2010	2009	2010	2009	2010	2009
Amounts recognized in consolidated balance sheets:
Accumulated other comprehensive (expense) income (loss)	$(76,314)	$(79,353)	$18,695	$17,964	$(13,079)	$(4,484)	$(70,698)	$(65,873)

The accumulated benefit obligation for the Defined Benefit Pension Plan was $342,967 and $303,352 at December 31, 2010 and 2009, respectively.

The following table provides information regarding amounts in accumulated other comprehensive income (loss) that have not yet been recognized as components of net periodic benefit costs at December 31, 2010:

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2010, 2009 and 2008

(Dollars in Thousands)

	Defined benefit pension plan		Post-retirement medical plan		Supplemental executive retirement plan		Total
	Gross	Net of tax	Gross	Net of tax	Gross	Net of tax	Gross	Net of tax
Net gain (loss)	$(77,485)	$(50,365)	$8,904	$5,788	$(6,211)	$(4,037)	$(74,792)	$(48,614)
Net prior service (cost) credit	(217)	(141)	9,791	6,364	(6,868)	(4,464)	2,706	1,759
Net transition asset (obligation)	1,388	902	-	-	-	-	1,388	902

	$(76,314)	$(49,604)	$18,695	$12,152	$(13,079)	$(8,501)	$(70,698)	$(45,953)

The following table provides information regarding amounts in accumulated other comprehensive income (loss) that are expected to be recognized as components of net periodic benefit costs during the year ended December 31, 2011:

	Defined benefit pension plan		Post-retirement medical plan		Supplemental executive retirement plan		Total
	Gross	Net of tax	Gross	Net of tax	Gross	Net of tax	Gross	Net of tax
Net gain (loss)	$(5,581)	$(3,628)	$593	$386	$(145)	$(94)	$(5,133)	$(3,336)
Net prior service (cost) credit	(51)	(33)	1,650	1,072	(934)	(607)	665	432
Net transition asset (obligation)	1,388	902	-	-	-	-	1,388	902

	$(4,244)	$(2,759)	$2,243	$1,458	$(1,079)	$(701)	$(3,080)	$(2,002)

The expected benefit payments for the Company’s Defined Benefit Pension, Post-Retirement Medical and Supplemental Executive Retirement plans for the years indicated are as follows:

	Defined benefit pension plan	Post-retirement medical plan	Supplemental executive retirement plan
2011	$11,402	$706	$2,653
2012	12,245	668	3,575
2013	13,020	652	3,572
2014	13,742	723	3,388
2015	14,793	780	4,807
2016 through 2020	95,143	4,584	29,889

Net periodic (benefit) cost of the Defined Benefit Pension, Post-Retirement Medical and Supplemental Executive Retirement plans included in general insurance expenses in the accompanying consolidated statements of income for the years ended December 31, 2010, 2009 and 2008 includes the following components:

	Defined benefit pension plan
	2010	2009	2008
Components of net periodic (benefit) cost:
Service cost	$3,739	$4,087	$5,743
Interest cost	19,578	19,135	18,356
Expected return on plan assets	(18,618)	(16,073)	(20,499)
Amortization of transition obligation	(1,514)	(1,514)	(1,514)
Amortization of unrecognized prior service cost	82	88	120
Amortization of loss from earlier periods	5,091	10,131	679

Net periodic (benefit) cost	$8,358	$15,854	$2,885

	Post-retirement medical plan
	2010	2009	2008
Components of net periodic (benefit) cost:
Service cost	$728	$680	$1,263
Interest cost	713	709	1,254
Amortization of unrecognized prior service benefit	(1,650)	(1,650)	(2,169)
Amortization of (gain) loss from earlier periods	(461)	(440)	85

Net periodic (benefit) cost	$(670)	$(701)	$433

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2010, 2009 and 2008

(Dollars in Thousands)

	Supplemental executive retirement plan
	2010	2009	2008
Components of net periodic (benefit) cost:
Service cost	$673	$716	$665
Interest cost	2,905	2,856	2,735
Amortization of unrecognized prior service cost	899	675	814

Net periodic (benefit) cost	$4,477	$4,247	$4,214

The following tables present the weighted average interest rate assumptions used in determining benefit obligations and net periodic benefit/cost of the Defined Benefit Pension, Post-Retirement Medical and the Supplemental Executive Retirement plans for the years ended December 31, 2010 and 2009:

	Defined benefit pension plan
	2010	2009
Discount rate	5.87%	6.37%
Expected return on plan assets	7.50%	8.00%
Rate of compensation increase	3.14%	4.94%

	Post-retirement medical plan
	2010	2009
Discount rate	5.87%	6.37%

	Supplemental executive retirement plan
	2010	2009
Discount rate	5.87%	6.37%
Rate of compensation increase	6.00%	6.00%

The discount rate has been set based upon the rates of return on high-quality fixed-income investments currently available and expected to be available during the period the benefits will be paid. In particular, the yields on bonds rated AA or better on the measurement date have been used to set the discount rate.

Assumed healthcare cost trend rates have a significant effect on the amounts reported for the Post- Retirement Medical Plan. For measurement purposes, a 7.50% annual rate of increase in the per capita cost of covered healthcare benefits was assumed and that the rate would gradually decrease to a level of 5.25% by 2016.

The following table presents what a one-percentage-point change in assumed healthcare cost trend rates would have on the following:

	One percentage point increase	One percentage point decrease
Increase (decrease) on total service and interest cost on components	$193	$(165)
Increase (decrease) on post-retirement benefit obligation	1,073	(937)

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2010, 2009 and 2008

(Dollars in Thousands)

The following table presents how the Company’s Defined Benefit Pension Plan assets are invested at December 31, 2010 and 2009:

	December 31,
	2010	2009
Equity securities	65%	65%
Debt securities	33%	33%
Other	2%	2%

Total	100%	100%

The following tables present information about the Defined Benefit Retirement Plan’s assets measured at fair value on a recurring basis as of December 31, 2010 and 2009 and indicates the fair value hierarchy of the valuation techniques utilized to determine such fair value. See Note 7 for a description of Level 1, Level 2 and Level 3 hierarchies and for valuation methods applied.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2010, 2009 and 2008

(Dollars in Thousands)

	Defined Benefit Plan Assets Measured at Fair Value on a Recurring Basis December 31, 2010
	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Common collective trust funds:
Equity index funds	$-	$54,784	$-	$54,784
Midcap index funds	-	57,007	-	57,007
World equity index funds	-	15,549	-	15,549
U.S. equity market funds	-	55,487	-	55,487

Total common collective trust funds	-	182,827	-	182,827

Fixed maturity investments:
U.S. government direct obligations and agencies	-	10,767	-	10,767
Obligations of U.S. states and their municpalities	-	9,716	-	9,716
Corporate debt securities	-	61,350	-	61,350
Asset-backed securities	-	8,091	-	8,091
Commercial mortgage-backed securities	-	2,174	-	2,174

Total fixed maturity investments	-	92,098	-	92,098

Preferred stock	-	45	-	45
Limited partnership investments	-	-	6,030	6,030
Money market funds	1,616	-	-	1,616

Total defined benefit plan assets	$1,616	$274,970	$6,030	$282,616

	Defined Benefit Plan Assets Measured at Fair Value on a Recurring Basis December 31, 2009
	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Common collective trust funds:
Equity index funds	$-	$48,075	$-	$48,075
Midcap index funds	-	51,724	-	51,724
World equity index funds	-	14,247	-	14,247
U.S. equity market funds	-	48,589	-	48,589

Total common collective trust funds	-	162,635	-	162,635

Fixed maturity investments:
U.S. government direct obligations and agencies	-	12,589	-	12,589
Obligations of U.S. states and their municpalities	-	3,398	-	3,398
Corporate debt securities	-	56,705	-	56,705
Asset-backed securities	-	7,589	-	7,589
Commercial mortgage-backed securities	-	2,089	-	2,089

Total fixed maturity investments	-	82,370	-	82,370

Preferred stock	-	88	-	88
Limited partnership investments	-	-	4,495	4,495
Money market funds	1,490	-	-	1,490

Total defined benefit plan assets	$1,490	$245,093	$4,495	$251,078

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2010, 2009 and 2008

(Dollars in Thousands)

The following tables present additional information at December 31, 2010 and 2009 about assets and liabilities of the Defined Benefit Retirement Plan measured at fair value on a recurring basis and for which the Company has utilized Level 3 inputs to determine fair value:

	Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
	Limited partnership interests	Fixed maturity investments	Total
Balance, December 31, 2009	$4,495	$-	$4,495
Actual return on plan assets:
Relating to assets held at the reporting date	-	-	-
Purchases, issuances and settlements, net	1,535	-	1,535

Balance, December 31, 2010	$6,030	$-	$6,030

	Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
	Limited partnership interests	Fixed maturity investments	Total
Balance, December 31, 2008	$2,750	$3,627	$6,377
Actual return on plan assets:
Relating to assets held at the reporting date	142	-	142
Purchases, issuances and settlements, net	1,603	-	1,603
Transfers in (out) of Level 3	-	(3,627)	(3,627)

Balance, December 31, 2009	$4,495	$-	$4,495

The investment objective of the Defined Benefit Pension Plan is to provide a risk-adjusted return that will ensure the payment of benefits while protecting against the risk of substantial investment losses. Correlations among the asset classes are used to identify an asset mix that the Company believes will provide the most attractive returns. Long-term return forecasts for each asset class using historical data and other qualitative considerations to adjust for projected economic forecasts are used to set the expected rate of return for the entire portfolio.

The Defined Benefit Pension Plan utilizes various investment securities. Generally, investment securities are exposed to various risks, such as interest rate risks, credit risk and overall market volatility. Due to the level of risk associated with certain investment securities, it is reasonably possible that changes in the values of investment securities will occur and that such changes could materially affect the amounts reported.

The following table presents the ranges the Company targets for the allocation of invested Defined Benefit Pension Plan assets at December 31, 2011:

December 31, 2011
Equity securities	25% - 75%
Debt securities	25% - 75%
Other	0% - 15%

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2010, 2009 and 2008

(Dollars in Thousands)

Management estimates the value of these investments will be recoverable. The Company does not expect any plan assets to be returned to it during the year ended December 31, 2011. The Company made contributions in the amounts of $5,700 and $12,500 to its Defined Benefit Pension Plan during the years ended December 31, 2010 and 2009, respectively. The Company expects to contribute approximately $706 to its Post-Retirement Medical Plan and $2,653 to its Supplemental Executive Retirement Plan during the year ended December 31, 2011. The Company will make a contribution at least equal to the minimum contribution of $12,000 to its Defined Benefit Pension Plan during the year ended December 31, 2011.

During the second quarter of 2008, the Company recorded defined benefit pension plan costs of $672, post-retirement medical plan benefits of $19,346 and supplemental executive retirement plan costs of $1,833 as adjustments to income from discontinued operations due to plan curtailments related to the sale of the Healthcare segment.

Other employee benefit plans - The Company sponsors a defined contribution 401(k) retirement plan which provides eligible participants with the opportunity to defer up to 50% of base compensation. The Company matches 50% of the first 5% of participant pre-tax contributions for employees hired before January 1, 1999. For all other employees, the Company matches 50% of the first 8% of participant pre-tax contributions. Company contributions for the years ended December 31, 2010, 2009 and 2008 were $5,228, $5,006 and $7,384, respectively.

The Company has an executive deferred compensation plan providing key executives with the opportunity to participate in an unfunded deferred compensation program. Under the program, participants may defer base compensation and bonuses and earn interest on the amounts deferred. The program is not qualified under Section 401 of the Internal Revenue Code. Participant balances, which are reflected in other liabilities in the accompanying consolidated balance sheets, are $14,139 and $15,286 at December 31, 2010 and 2009, respectively. The participant deferrals earned interest at the average rates of 7.55% and 6.93% during the years ended December 31, 2010 and 2009, respectively. The interest rate is based on the Moody’s Average Annual Corporate Bond Index rate plus 0.45% for actively employed participants and fixed rates ranging from 6.37% to 8.30% for retired participants. Interest expense related to this plan was $1,004, $1,110 and $1,224 for the years ended December 31, 2010, 2009 and 2008, respectively, and is included in general insurance expenses in the consolidated statements of income.

The Company has a deferred compensation plan for select sales personnel with the opportunity to participate in an unfunded deferred compensation program. Under this program, participants may defer compensation and earn interest on the amounts deferred. The program is not qualified under Section 401 of the Internal Revenue Code. Effective January 1, 2005, this program no longer accepted participant deferrals. Participant balances, which are included in other liabilities in the accompanying consolidated balance sheets, are $3,139 and $3,772 at December 31, 2010 and 2009, respectively. The participant deferrals earned interest at the average rate of 4.0% and 4.4% during the years ended December 31, 2010 and 2009, respectively. The interest rate is based on an annual rate determined by the Company. The interest expense related to this plan was $146, $187 and $233 for the years ended December 31, 2010, 2009 and 2008, respectively, and is included in general insurance expense in the consolidated statements of income.

The Company offers an unfunded, non-qualified deferred compensation plan to a select group of management and highly compensated individuals. Participants defer a portion of their compensation and realize potential market gains or losses on the invested contributions. The program is not qualified under Section 401 of the Internal Revenue Code. Participant balances, which are included in other liabilities in the accompanying consolidated balance sheets, are $10,848 and $10,576 (as restated, from previously reported of $12,240) at December 31, 2010 and 2009, respectively. Unrealized gains (losses) on invested participant deferrals were $1,076, $2,053 and ($3,709) for the years ended December 31, 2010, 2009 and 2008, respectively.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2010, 2009 and 2008

(Dollars in Thousands)

16.	Federal Income Taxes

The provision for income taxes from continuing operations is comprised of the following:

	Year ended December 31,
	2010	2009	2008
Current	$34,090	$(21,088)	$8,024
Deferred	38,425	62,521	75,467

Total income tax provision from continuing operations	$72,515	$41,433	$83,491

The following table presents a reconciliation between the statutory federal income tax rate and the Company’s effective federal income tax rate from continuing operations for the years ended December 31, 2010, 2009 and 2008:

	Year ended December 31,
	2010	2009	2008
Statutory federal income tax rate	35.0%	35.0%	35.0%
Income tax effect of:
Investment income not subject to federal tax	(2.2%)	(4.9%)	(1.4%)
Tax credits	(2.9%)	(4.9%)	(2.5%)
State income taxes, net of federal benefit	0.7%	(2.8%)	1.1%
Provision for policyholders’ share of earnings on participating business	0.3%	0.3%	(13.2%)
Prior period adjustment	(0.5%)	(0.6%)	(2.2%)
Income tax contingency provisions	(3.9%)	0.9%	1.0%
Other, net	(0.3%)	2.0%	(2.2%)

Effective federal income tax rate from continuing operations	26.2%	25.0%	15.6%

Included above in the provision for policyholder’s share of earnings on participating business for the year ended December 31, 2008 is the income tax effect of the $207,785 decrease in undistributed earnings on participating business as discussed in Note 4.

A reconciliation of unrecognized tax benefits for the years ended December 31, 2010, 2009 and 2008 is as follows:

	Year ended December 31,
	2010	2009	2008
Balance, beginning of year	$81,390	$60,079	$61,286
Additions to tax positions in the current year	6,939	24,843	6,600
Reductions to tax positions in the current year	-	(2,670)	(1,935)
Additions to tax positions in the prior year	142	-	17,349
Reductions to tax positions in the prior year	(47,922)	(862)	(23,221)
Reductions to tax positions from statutes expiring	(5,253)	-	-
Settlements	(40)	-	-

Balance, end of year	$35,256	$81,390	$60,079

Included in the unrecognized tax benefits of $35,256 at December 31, 2010 was $2,937 of tax benefits that, if recognized, would increase the annual effective tax rate. Also included in the balance at December 31, 2010 is $32,319 of tax positions for which the ultimate deductibility is highly certain but for which there is uncertainty about the timing of such deductibility. Because of the impact of deferred tax accounting,

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2010, 2009 and 2008

(Dollars in Thousands)

other than interest and penalties, the disallowance of the shorter deductibility period would not affect the annual effective rate but would accelerate the payment of cash to the taxing authority to an earlier period.

The Company anticipates additional increases in its unrecognized tax benefits of $12,000 to $14,000 in the next twelve months, due to changes in the composition of the consolidated group. The Company does not anticipate that this increase in its unrecognized tax benefit will impact the effective tax rate.

The Company recognizes accrued interest and penalties related to unrecognized tax benefits in current income tax expense. The Company recognized approximately ($13,403) $2,430 and $6,916 in interest and penalties related to the uncertain tax positions during the years ended December 31, 2010, 2009 and 2008, respectively. The Company had approximately $1,575 and $14,978 accrued for the payment of interest and penalties at December 31, 2010 and 2009, respectively.

The Company files income tax returns in the U.S. federal jurisdiction and various states. With few exceptions, the Company is no longer subject to U.S. federal, state and local income tax examinations by tax authorities for years 2005 and prior. Tax year 2006 is subject to a limited scope federal examination by the Internal Revenue Service (the “I.R.S.”) in regards to an immaterial matter. Tax years 2007, 2008 and 2009 are open to federal examination by the I.R.S. The Company does not expect significant increases or decreases to unrecognized tax benefits relating to federal, state or local audits.

Deferred income taxes represent the tax effect of the differences between the book and tax bases of assets and liabilities. The tax effect of temporary differences, which give rise to the deferred tax assets and liabilities as of December 31, 2010 and 2009, are as follows:

	December 31,
	2010		2009
	Deferred tax asset	Deferred tax liability	Deferred tax asset	Deferred tax liability
Policyholder reserves	$-	$200,110	$-	$246,807
Deferred acquisition costs	26,976	-	-	44,551
Investment assets	-	169,852	141,330	-
Policyholder dividends	18,706	-	19,861	-
Net operating loss carryforward	193,828	-	212,633	-
Pension plan accrued benefit liability	59,178	-	55,399	-
Goodwill	-	24,126	-	21,172
Experience rated refunds	19,335	-	87,397	-
Other	18,267	-	-	21,649

Total deferred taxes	$336,290	$394,088	$516,620	$334,179

Amounts presented for investment assets above include ($145,517) and $58,348 related to the net unrealized losses (gains) on the Company’s fixed maturity and equity investments, which are classified as available-for-sale at December 31, 2010 and 2009, respectively.

The Company, together with certain of its subsidiaries, and Lifeco U.S. have entered into an income tax allocation agreement whereby Lifeco U.S. files a consolidated federal income tax return. Under the agreement, these companies are responsible for and will receive the benefits of any income tax liability or benefit computed on a separate tax return basis.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2010, 2009 and 2008

(Dollars in Thousands)

The Company has federal net operating loss carry forwards generated by a subsidiary that files an income tax return separate from the Lifeco U.S. consolidated federal income tax return. As of December 31, 2010, the subsidiary had net operating loss carry forwards expiring as follows:

Year	Amount
2020	$149,162
2021	113,002
2022	136,796
2023	81,693

Total	$480,653

During 2010, the Company generated $36,039 of Guaranteed Federal Low Income Housing tax credit carryforwards. The credits will expire in 2030.

Included in due from parent and affiliates at December 31, 2010 and 2009 is $199,884 and $166,991, respectively, of income taxes receivable from Lifeco U.S. related to the consolidated income tax return filed by the Company and certain subsidiaries. Included in the consolidated balance sheets at December 31, 2010 and 2009 is $10,311 and $34,905 of income taxes receivable in other assets related to the separate federal income tax returns filed by certain subsidiaries, state income tax returns and unrecognized tax benefits.

17.	Segment Information

The Company has three reportable segments: Individual Markets, Retirement Services and Other. The Individual Markets segment distributes life insurance and individual annuity products to both individuals and businesses through various distribution channels. Life insurance products in-force include participating and non-participating term life, whole life, universal life and variable universal life. The Retirement Services segment provides retirement plan enrollment services, communication materials, various retirement plan investment options and educational services to employer-sponsored defined contribution/defined benefit plans and 401(k) and 403(b) plans, as well as comprehensive administrative and record-keeping services for financial institutions and employers. The Company’s Other segment includes corporate items not directly allocated to any of its other business segments, interest expense on long-term debt and the activities of a wholly owned subsidiary whose sole business is the assumption of a certain block of term life insurance from an affiliated company.

As discussed in Note 3, during 2008, substantially all of the Company’s former Healthcare segment has been sold and reclassified as discontinued operations and, accordingly, is no longer reported as a separate business segment. The Company retained a small portion of its Healthcare business and reports it within its Individual Markets segment.

The accounting policies of each of the reportable segments are the same as those described in Note 1. The Company evaluates performance of its reportable segments based on their profitability from operations after income taxes. Inter-segment transactions and balances have been eliminated in consolidation. The Company’s operations are not materially dependent on one or a few customers, brokers or agents.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2010, 2009 and 2008

(Dollars in Thousands)

The following tables summarize segment financial information for the year ended and as of December 31, 2010:

	Year ended December 31, 2010
	Individual Markets	Retirement Services	Other	Total
Revenue:
Premium income	$676,395	$5,509	$123,718	$805,622
Fee income	56,232	387,103	4,619	447,954
Net investment income	730,439	399,456	44,849	1,174,744
Net realized gains (losses) on investments	(1,239)	(23,229)	(27)	(24,495)

Total revenues	1,461,827	768,839	173,159	2,403,825

Benefits and expenses:
Policyholder benefits	1,218,791	221,943	99,673	1,540,407
Operating expenses	132,962	391,491	62,095	586,548

Total benefits and expenses	1,351,753	613,434	161,768	2,126,955

Income (loss) from continuing operations before income taxes	110,074	155,405	11,391	276,870
Income tax expense	30,006	37,916	4,593	72,515

Income (loss) from continuing operations	$80,068	$117,489	$6,798	$204,355

	December 31, 2010
	Individual Markets	Retirement Services	Other	Total
Assets:
Investments	$13,159,008	$8,277,926	$1,631,662	$23,068,596
Other assets	1,167,474	695,401	144,762	2,007,637
Separate account assets	6,264,046	16,224,992	-	22,489,038

Assets from continuing operations	20,590,528	25,198,319	1,776,424	47,565,271
Assets from discontinued operations	-	-	-	62,091

Total assets	$20,590,528	$25,198,319	$1,776,424	$47,627,362

The following tables summarize segment financial information for the year ended and as of December 31, 2009:

	Year ended December 31, 2009
	Individual Markets	Retirement Services	Other	Total
Revenue:
Premium income	$428,142	$2,949	$129,161	$560,252
Fee income	49,845	331,242	5,114	386,201
Net investment income	718,040	383,446	47,598	1,149,084
Net realized losses on investments	(38,382)	(23,239)	(5,919)	(67,540)

Total revenues	1,157,645	694,398	175,954	2,027,997

Benefits and expenses:
Policyholder benefits	982,465	231,648	112,691	1,326,804
Operating expenses	101,662	362,775	70,823	535,260

Total benefits and expenses	1,084,127	594,423	183,514	1,862,064

Income (loss) from continuing operations before income taxes	73,518	99,975	(7,560)	165,933
Income tax expense	17,104	24,417	(88)	41,433

Income (loss) from continuing operations	$56,414	$75,558	$(7,472)	$124,500

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2010, 2009 and 2008

(Dollars in Thousands)

	December 31, 2009
	Individual Markets	Retirement Services	Other	Total
Assets:
Investments	$11,907,136	$7,101,489	$1,367,403	$20,376,028
Other assets	1,449,816	841,417	166,496	2,457,729
Separate account assets	4,598,607	14,288,294	-	18,886,901

Assets from continuing operations	17,955,559	22,231,200	1,533,899	41,720,658
Assets from discontinued operations	-	-	-	87,719

Total assets	$17,955,559	$22,231,200	$1,533,899	$41,808,377

The following table summarizes segment financial information for the year ended December 31, 2008:

	Year ended December 31, 2008
	Individual Markets	Retirement Services	Other	Total
Revenue:
Premium income	$377,525	$2,291	$145,321	$525,137
Fee income	55,852	368,536	4,833	429,221
Net investment income	692,193	351,585	34,691	1,078,469
Net realized gains (losses) on investments	(11,500)	(10,165)	(31)	(21,696)

Total revenues	1,114,070	712,247	184,814	2,011,131

Benefits and expenses:
Policyholder benefits	889,967	229,948	(172,327)	947,588
Operating expenses	108,702	329,634	88,996	527,332

Total benefits and expenses	998,669	559,582	(83,331)	1,474,920

Income from continuing operations before income taxes	115,401	152,665	268,145	536,211
Income tax expense	32,196	34,235	17,060	83,491

Income from continuing operations	$83,205	$118,430	$251,085	$452,720

18.	Share-Based Compensation

Lifeco, of which the Company is an indirect wholly-owned subsidiary, has a stock option plan (the “Lifeco plan”) that provides for the granting of options on its common shares to certain of its officers and employees and those of its subsidiaries, including the Company. Options are granted with exercise prices not less than the average market price of the shares on the five days preceding the date of the grant. Termination of employment prior to the vesting of the options results in the forfeiture of the unvested options. The Lifeco plan provides for the granting of options with varying terms and vesting requirements with vesting commencing on the first anniversary of the grant and expiring ten years from the date of grant. During the year ended December 31, 2010, Lifeco granted 404,700 stock options to employees of the Company. These stock options vest over a five-year period ending in February 2015. Compensation expense of $1,696 will be recognized in the Company’s financial statements over the vesting period of these stock options using the accelerated method of recognition.

The following table presents information regarding the share-based compensation expense the Company recognized during the years ended December 31, 2010, 2009 and 2008. Share-based compensation expense of continuing operations is included in general insurance expenses in the consolidated statements of income. Share-based compensation expense of discontinued operations is included in income from discontinued operations in the consolidated statement of income for the year ended December 31, 2008.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2010, 2009 and 2008

(Dollars in Thousands)

	Year ended December 31,
	2010	2009	2008
Continuing operations	$1,855	$2,181	$3,143
Discontinued operations	-	-	1,980

	$1,855	$2,181	$5,123

The Lifeco plan contains a provision that permits a retiring option holder with unvested stock options on the date of retirement to continue to vest in them after retirement for a period of up to five years. Upon the retirement of an option holder with unvested options, the Company accelerates the recognition period to the date of retirement for any unrecognized share-based compensation cost related thereto and recognizes it in its earnings at that time.

At December 31, 2010, the Company had $2,346, net of estimated forfeitures, of unrecognized share-based compensation costs, which will be recognized in its earnings through 2015. The weighted-average period over which these costs will be recognized in earnings is 2.0 years.

The following table summarizes the status of, and changes in, the Lifeco plan options granted to Company employees which are outstanding at December 31, 2010. The options granted relate to underlying stock traded in Canadian dollars on the Toronto Stock Exchange, therefore, the amounts, which are presented in United States dollars, will fluctuate as a result of exchange rate fluctuations.

		Weighted average
	Shares under option	Exercise price (Whole dollars)	Remaining contractual term (Years)	Aggregate intrinsic value (1)
Outstanding, January 1, 2010	3,745,302	$24.30
Granted	404,700	27.41
Exercised	(601,960)	15.73
Cancelled	(5,400)	27.41

Outstanding, December 31, 2010	3,542,642	27.66	5.0	$8,852

Vested and expected to vest, December 31, 2010	3,502,712	$27.66	4.7	$8,843

Exercisable, December 31, 2010	2,386,536	$25.85	4.0	$8,843

(¹) The aggregate intrinsic value is calculated as the difference between the market price of Lifeco common shares on December 31, 2010 and the exercise price of the option (only if the result is positive) multiplied by the number of options.

The following table presents other information regarding stock options under the Lifeco plan during the year ended December 31, 2010:

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2010, 2009 and 2008

(Dollars in Thousands)

Year ended December 31, 2010
Weighted average fair value of options granted	$4.41
Intrinsic value of options exercised (1)	5,218
Fair value of options vested	943

(¹) The intrinsic value of options exercised is calculated as the difference between the market price of Lifeco common shares on the date of exercise and the exercise price of the option multiplied by the number of options exercised.

The fair value of the options granted during the year ended December 31, 2010 was estimated on the date of the grant using the Black-Scholes option-pricing model with the following assumptions:

Dividend yield	4.53%
Expected volatility	25.03%
Risk free interest rate	2.62%
Expected duration (years)	5.5

19.	Obligations Relating to Debt and Leases

The Company enters into operating leases primarily for the rental of office space. The following table shows, as of December 31, 2010, scheduled related party principal repayments under notes payable to GWL&A Financial and the minimum annual rental commitments for operating leases having initial or remaining non-cancelable lease terms in excess of one year during the years ended December 31, 2011 through 2015 and thereafter:

Year ended December 31,	Related party notes	Operating leases	Total debt and lease obligations
2011	$-	$4,837	$4,837
2012	-	4,166	4,166
2013	-	3,379	3,379
2014	-	1,948	1,948
2015	-	1,394	1,394
Thereafter	528,400	-	528,400

20.	Commitments and Contingencies

The Company is involved in various legal proceedings that arise in the ordinary course of its business. In the opinion of management, after consultation with counsel, the resolution of these proceedings are not expected to have a material adverse effect on the Company’s consolidated financial position or the results of its operations.

On May 26, 2010, the Company entered into a revolving credit facility agreement in the amount of $50,000 for general corporate purposes. The credit facility matures on May 26, 2013. Interest accrues at a rate dependent on various conditions and the terms of borrowings. The agreement requires, among other things, the Company to maintain a minimum adjusted net worth, as defined, of $1,000,000 plus 50% of its net income, if positive and as defined in the credit facility agreement (both compiled by the unconsolidated statutory accounting basis prescribed by the National Association of Insurance Commissioners), for each quarter ending after March 31, 2010. The Company had no borrowings under the credit facility at December 31, 2010 and was in compliance with all covenants. The credit facility replaced a similar

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2010, 2009 and 2008

(Dollars in Thousands)

$50,000 credit facility which expired on May 26, 2010. The Company had no borrowings under the expired credit facility at December 31, 2009 or through its expiration and was in compliance with all covenants.

The Company makes commitments to fund partnership interests, mortgage loans on real estate and investments in the normal course of its business. The amounts of these unfunded commitments at December 31, 2010 and 2009 were $95,688 and $126,882, respectively, all of which is due within one year from the dates indicated.

21.	Subsequent Event

On February 4, 2011, the Company’s Board of Directors declared a dividend of $47,800 to be paid to its sole shareholder, GWL&A Financial, during the first quarter of 2011.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Schedule III

Supplemental Insurance Information

(In Thousands)

	As of and for the year ended December 31, 2010
Operations:	Individual Markets Segment	Retirement Services Segment	Other Segment	Total
Deferred acquisition costs	$110,247	$150,296	$-	$260,543
Future policy benefits, losses, claims and expenses	12,140,361	7,888,725	351,955	20,381,041
Unearned premium reserves	39,834	-	-	39,834
Other policy claims and benefits payable	714,099	387	24,924	739,410
Premium income	676,395	5,509	123,718	805,622
Net investment income	730,439	399,456	44,849	1,174,744
Benefits, claims, losses and settlement expenses	1,218,791	221,943	99,673	1,540,407
Amortization of deferred acquisition costs	22,743	26,160	-	48,903
Other operating expenses	110,219	365,331	62,095	537,645

	As of and for the year ended December 31, 2009
Operations:	Individual Markets Segment	Retirement Services Segment	Other Segment	Total
Deferred acquisition costs	$174,360	$222,228	$-	$396,588
Future policy benefits, losses, claims and expenses	11,598,641	6,994,319	341,688	18,934,648
Unearned premium reserves	37,912	-	-	37,912
Other policy claims and benefits payable	689,377	319	28,349	718,045
Premium income	428,142	2,949	129,161	560,252
Net investment income	718,040	383,446	47,598	1,149,084
Benefits, claims, losses and settlement expenses	982,465	231,648	112,691	1,326,804
Amortization of deferred acquisition costs	16,221	44,892	-	61,113
Other operating expenses	85,441	317,883	70,823	474,147

	For the year ended December 31, 2008
Operations:	Individual Markets Segment	Retirement Services Segment	Other Segment	Total
Premium income	$377,525	$2,291	$145,321	$525,137
Net investment income	692,193	351,585	34,691	1,078,469
Benefits, claims, losses and settlement expenses	889,967	229,948	(172,327)	947,588
Amortization of deferred acquisition costs	21,081	32,312	-	53,393
Other operating expenses	87,621	297,322	88,996	473,939

FutureFunds Series

Account of Great-West Life

& Annuity Insurance

Company

Financial Statements for the Years Ended

December 31, 2010 and 2009

and Report of Independent Registered Public

Accounting Firm

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Contract Owners of

FutureFunds Series Account

and the Board of Directors of

Great-West Life & Annuity Insurance Company

We have audited the accompanying statements of assets and liabilities of each of the investment divisions which comprise FutureFunds Series Account of Great-West Life & Annuity Insurance Company (the “Series Account”) as listed in Appendix A as of December 31, 2010, and the related statements of operations for the periods presented in Appendix A, the statements of changes in net assets for each of the periods presented in Appendix A, and the financial highlights in Note 4 for each of the periods presented. These financial statements and financial highlights are the responsibility of the Series Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Series Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Series Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2010, by correspondence with the mutual fund companies; where replies were not received from the mutual fund companies, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the investment divisions constituting the FutureFunds Series Account of Great-West Life & Annuity Insurance Company as of December 31, 2010, the results of their operations, the changes in their net assets, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

/s/ DELOITTE & TOUCHE LLP

Denver, Colorado
April 19, 2011

FUTUREFUNDS SERIES ACCOUNT OF GREAT-WEST LIFE &

ANNUITY INSURANCE COMPANY

APPENDIX A

Investment Division	Statements of Assets and Liabilities as of	Statements of Operations for the	Statements of Changes in Net Assets for
Alger Balanced Portfolio	December 31, 2010	Year Ended December 31, 2010	each of the Two Years Ended December 31, 2010
Alger Mid Cap Growth Portfolio	December 31, 2010	Year Ended December 31, 2010	each of the Two Years Ended December 31, 2010
American Century Equity Income Fund	December 31, 2010	Year Ended December 31, 2010	each of the Two Years Ended December 31, 2010
American Century Income & Growth Fund	December 31, 2010	Year Ended December 31, 2010	each of the Two Years Ended December 31, 2010
American Funds Growth Fund of America	December 31, 2010	Year Ended December 31, 2010	each of the Two Years Ended December 31, 2010
Artisan International Fund	December 31, 2010	Year Ended December 31, 2010	each of the Two Years Ended December 31, 2010
Columbia Asset Allocation Fund Variable Series	December 31, 2010	Year Ended December 31, 2010	each of the Two Years Ended December 31, 2010
Columbia Mid Cap Value Fund	December 31, 2010	Year Ended December 31, 2010	each of the Two Years Ended December 31, 2010
Davis New York Venture Fund	December 31, 2010	Year Ended December 31, 2010	each of the Two Years Ended December 31, 2010
Federated Capital Appreciation Fund	December 31, 2010	Year Ended December 31, 2010	each of the Two Years Ended December 31, 2010
Fidelity VIP Contrafund Portfolio	December 31, 2010	Year Ended December 31, 2010	each of the Two Years Ended December 31, 2010
Fidelity VIP Growth Portfolio	December 31, 2010	Year Ended December 31, 2010	each of the Two Years Ended December 31, 2010
Franklin Small-Mid Cap Growth Fund	December 31, 2010	Year Ended December 31, 2010	each of the Two Years Ended December 31, 2010
Invesco Dynamics Fund	December 31, 2010	Year Ended December 31, 2010	each of the Two Years Ended December 31, 2010
Invesco Large Cap Growth Portfolio	December 31, 2010	Year Ended December 31, 2010	each of the Two Years Ended December 31, 2010
Invesco Small Cap Growth Portfolio	December 31, 2010	Year Ended December 31, 2010	each of the Two Years Ended December 31, 2010
Invesco Van Kampen American Value Fund	December 31, 2010	Year Ended December 31, 2010	each of the Two Years Ended December 31, 2010
Invesco Van Kampen Comstock Fund	December 31, 2010	Year Ended December 31, 2010	each of the Two Years Ended December 31, 2010
Janus Aspen Worldwide Portfolio	December 31, 2010	Year Ended December 31, 2010	each of the Two Years Ended December 31, 2010
Janus Fund	December 31, 2010	Year Ended December 31, 2010	each of the Two Years Ended December 31, 2010
Janus Twenty Fund	December 31, 2010	Year Ended December 31, 2010	each of the Two Years Ended December 31, 2010

FUTUREFUNDS SERIES ACCOUNT OF GREAT-WEST LIFE &

ANNUITY INSURANCE COMPANY

APPENDIX A (Continued)

Investment Division	Statements of Assets and Liabilities as of	Statements of Operations for the	Statements of Changes in Net Assets for
Janus Worldwide Fund	December 31, 2010	Year Ended December 31, 2010	each of the Two Years Ended December 31, 2010
Jensen Portfolio	December 31, 2010	Year Ended December 31, 2010	each of the Two Years Ended December 31, 2010
Legg Mason Capital Management Value Trust	December 31, 2010	Year Ended December 31, 2010	each of the Two Years Ended December 31, 2010
Lord Abbett Value Opportunities Fund	December 31, 2010	Year Ended December 31, 2010	the Year Ended December 31, 2010 and Period from October 27, 2009 * to December 31, 2009
Mainstay U.S. Small Cap Fund	December 31, 2010	Year Ended December 31, 2010	each of the Two Years Ended December 31, 2010
Maxim Aggressive Profile I Portfolio	December 31, 2010	Year Ended December 31, 2010	each of the Two Years Ended December 31, 2010
Maxim Ariel Midcap Value Portfolio	December 31, 2010	Year Ended December 31, 2010	each of the Two Years Ended December 31, 2010
Maxim Ariel Small-Cap Value Portfolio	December 31, 2010	Year Ended December 31, 2010	each of the Two Years Ended December 31, 2010
Maxim Bond Index Portfolio	December 31, 2010	Year Ended December 31, 2010	each of the Two Years Ended December 31, 2010
Maxim Conservative Profile I Portfolio	December 31, 2010	Year Ended December 31, 2010	each of the Two Years Ended December 31, 2010
Maxim Index 600 Portfolio	December 31, 2010	Year Ended December 31, 2010	each of the Two Years Ended December 31, 2010
Maxim Invesco ADR Portfolio	December 31, 2010	Year Ended December 31, 2010	each of the Two Years Ended December 31, 2010
Maxim Lifetime 2015 Portfolio I	December 31, 2010	Period from June 8, 2010 * to December 31, 2010	the Period from June 8, 2010 * to December 31, 2010
Maxim Lifetime 2015 Portfolio II	December 31, 2010	Year Ended December 31, 2010	the Year Ended December 31, 2010 and Period from October 27, 2009 * to December 31, 2009
Maxim Lifetime 2025 Portfolio I	December 31, 2010	Period from May 17, 2010 * to December 31, 2010	the Period from May 17, 2010 * to December 31, 2010
Maxim Lifetime 2025 Portfolio II	December 31, 2010	Year Ended December 31, 2010	the Year Ended December 31, 2010 and Period from October 2, 2009 * to December 31, 2009
Maxim Lifetime 2035 Portfolio I	December 31, 2010	Period from June 8, 2010 * to December 31, 2010	the Period from June 8, 2010 * to December 31, 2010

FUTUREFUNDS SERIES ACCOUNT OF GREAT-WEST LIFE &

ANNUITY INSURANCE COMPANY

APPENDIX A (Continued)

Investment Division	Statements of Assets and Liabilities as of	Statements of Operations for the	Statements of Changes in Net Assets for
Maxim Lifetime 2035 Portfolio II	December 31, 2010	Year Ended December 31, 2010	the Year Ended December 31, 2010 and Period from October 30, 2009 * to December 31, 2009
Maxim Lifetime 2045 Portfolio I	December 31, 2010	Period from June 8, 2010 * to December 31, 2010	the Period from June 8, 2010 * to December 31, 2010
Maxim Lifetime 2045 Portfolio II	December 31, 2010	Year Ended December 31, 2010	the Year Ended December 31, 2010 and Period from December 3, 2009 * to December 31, 2009
Maxim Lifetime 2055 Portfolio II	December 31, 2010	Period from January 5, 2010 * to December 31, 2010	the Period from January 5, 2010 * to December 31, 2010
Maxim Loomis Sayles Bond Portfolio	December 31, 2010	Year Ended December 31, 2010	each of the Two Years Ended December 31, 2010
Maxim Loomis Sayles Small-Cap Value Portfolio	December 31, 2010	Year Ended December 31, 2010	each of the Two Years Ended December 31, 2010
Maxim MFS International Value Portfolio	December 31, 2010	Year Ended December 31, 2010	each of the Two Years Ended December 31, 2010
Maxim Moderate Profile I Portfolio	December 31, 2010	Year Ended December 31, 2010	each of the Two Years Ended December 31, 2010
Maxim Moderately Aggressive Profile I Portfolio	December 31, 2010	Year Ended December 31, 2010	each of the Two Years Ended December 31, 2010
Maxim Moderately Conservative Profile I Portfolio	December 31, 2010	Year Ended December 31, 2010	each of the Two Years Ended December 31, 2010
Maxim Money Market Portfolio	December 31, 2010	Year Ended December 31, 2010	each of the Two Years Ended December 31, 2010
Maxim Small-Cap Growth Portfolio	December 31, 2010	Year Ended December 31, 2010	each of the Two Years Ended December 31, 2010
Maxim Stock Index Portfolio	December 31, 2010	Year Ended December 31, 2010	each of the Two Years Ended December 31, 2010
Maxim T.Rowe Price Equity/Income Portfolio	December 31, 2010	Year Ended December 31, 2010	each of the Two Years Ended December 31, 2010
Maxim T. Rowe Price MidCap Growth Portfolio	December 31, 2010	Year Ended December 31, 2010	each of the Two Years Ended December 31, 2010
Maxim U.S. Government Mortgage Securities Portfolio	December 31, 2010	Year Ended December 31, 2010	each of the Two Years Ended December 31, 2010
MFS Core Growth Fund	December 31, 2010	Year Ended December 31, 2010	each of the Two Years Ended December 31, 2010
Oppenheimer Capital Appreciation Fund	December 31, 2010	Year Ended December 31, 2010	each of the Two Years Ended December 31, 2010
Oppenheimer Global Fund	December 31, 2010	Year Ended December 31, 2010	each of the Two Years Ended December 31, 2010

FUTUREFUNDS SERIES ACCOUNT OF GREAT-WEST LIFE &

ANNUITY INSURANCE COMPANY

APPENDIX A (Concluded)

Investment Division	Statements of Assets and Liabilities as of	Statements of Operations for the	Statements of Changes in Net Assets for
PIMCO Total Return Fund	December 31, 2010	Year Ended December 31, 2010	each of the Two Years Ended December 31, 2010
Pioneer Equity Income VCT Portfolio	December 31, 2010	Year Ended December 31, 2010	each of the Two Years Ended December 31, 2010
Putnam High Yield Advantage Fund	December 31, 2010	Year Ended December 31, 2010	each of the Two Years Ended December 31, 2010
Putnam International Capital Opportunities Fund	December 31, 2010	Year Ended December 31, 2010	each of the Two Years Ended December 31, 2010
Ridgeworth Small Cap Growth Stock Fund	December 31, 2010	Year Ended December 31, 2010	each of the Two Years Ended December 31, 2010
Royce Total Return Fund	December 31, 2010	Year Ended December 31, 2010	each of the Two Years Ended December 31, 2010
RS Select Growth Fund	December 31, 2010	Year Ended December 31, 2010	each of the Two Years Ended December 31, 2010
RS Small Cap Growth Fund	December 31, 2010	Year Ended December 31, 2010	each of the Two Years Ended December 31, 2010

* Date represents commencement of operations

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2010

	INVESTMENT DIVISIONS

	ALGER BALANCED PORTFOLIO	ALGER MID CAP GROWTH PORTFOLIO	AMERICAN CENTURY EQUITY INCOME FUND	AMERICAN CENTURY INCOME & GROWTH FUND	AMERICAN FUNDS GROWTH FUND OF AMERICA	ARTISAN INTERNATIONAL FUND

ASSETS:
Investments at market value (1)	$2,020,390	$13,862,621	$11,274,904	$260,031	$8,131,353	$16,376,471
Investment income due and accrued
Receivable for investments sold	14,461					34,593
Purchase payments receivable	79	3,328	5,802		12,386	7,048

Due from Great West Life & Annuity Insurance Company

Total assets	2,034,930	13,865,949	11,280,706	260,031	8,143,739	16,418,112

LIABILITIES:
Payable for investments purchased		470	5,268		11,514
Redemptions payable	14,540	2,858	534		872	41,641
Due to Great West Life & Annuity Insurance Company	159	1,011	650	16	464	867

Total liabilities	14,699	4,339	6,452	16	12,850	42,508

NET ASSETS	$2,020,231	$13,861,610	$11,274,254	$260,015	$8,130,889	$16,375,604

NET ASSETS REPRESENTED BY:
Accumulation units	$2,020,231	$13,861,610	$11,274,254	$260,015	$8,130,889	$16,375,604

Contracts in payout phase

NET ASSETS	$2,020,231	$13,861,610	$11,274,254	$260,015	$8,130,889	$16,375,604

ACCUMULATION UNITS OUTSTANDING	154,071	890,898	590,004	25,483	758,388	1,386,350

UNIT VALUE (ACCUMULATION)	$13.11	$15.56	$19.11	$10.20	$10.72	$11.81

(1) Cost of investments:	$2,226,091	$16,695,951	$11,767,873	$263,741	$7,179,560	$17,394,083
Shares of investments:	174,022	1,087,264	1,563,787	10,830	271,226	754,676

The accompanying notes are an integral part of these financial statements.

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2010

	INVESTMENT DIVISIONS

	COLUMBIA ASSET ALLOCATION FUND VARIABLE SERIES	COLUMBIA MID CAP VALUE FUND	DAVIS NEW YORK VENTURE FUND	FEDERATED CAPITAL APPRECIATION FUND	FIDELITY VIP CONTRAFUND PORTFOLIO	FIDELITY VIP GROWTH PORTFOLIO

ASSETS:
Investments at market value (1)	$109,396	$2,692,706	$4,796,523	$4,638,954	$37,576,231	$62,503,859
Investment income due and accrued
Receivable for investments sold					29,385
Purchase payments receivable		4,171	6,498	4,434	25,262	18,656
Due from Great West Life & Annuity Insurance Company

Total assets	109,396	2,696,877	4,803,021	4,643,388	37,630,878	62,522,515

LIABILITIES:
Payable for investments purchased		4,131	6,190	4,250		8,419
Redemptions payable		40	308	184	54,647	10,237
Due to Great West Life & Annuity Insurance Company	7	59	234	267	2,392	4,894

Total liabilities	7	4,230	6,732	4,701	57,039	23,550

NET ASSETS	$109,389	$2,692,647	$4,796,289	$4,638,687	$37,573,839	$62,498,965

NET ASSETS REPRESENTED BY:
Accumulation units	$109,389	$2,692,647	$4,796,289	$4,638,687	$37,573,839	$62,498,965
Contracts in payout phase

NET ASSETS	$109,389	$2,692,647	$4,796,289	$4,638,687	$37,573,839	$62,498,965

ACCUMULATION UNITS OUTSTANDING	7,206	275,987	480,031	378,799	1,910,706	3,109,241

UNIT VALUE (ACCUMULATION)	$15.18	$9.76	$9.99	$12.25	$19.66	$20.10

(1) Cost of investments:	$118,592	$2,285,737	$3,960,215	$4,598,440	$41,171,582	$62,319,250
Shares of investments:	8,952	200,350	139,393	243,899	1,573,544	1,685,194

The accompanying notes are an integral part of these financial statements.						(Continued	)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2010

	INVESTMENT DIVISIONS

	FRANKLIN SMALL-MID CAP GROWTH FUND	INVESCO DYNAMICS FUND	INVESCO LARGE CAP GROWTH FUND	INVESCO SMALL CAP GROWTH FUND	INVESCO VAN KAMPEN AMERICAN VALUE FUND	INVESCO VAN KAMPEN COMSTOCK FUND

ASSETS:
Investments at market value (1)	$97,609	$1,493,834	$595,265	$768,336	$4,014,912	$1,698,158
Investment income due and accrued
Receivable for investments sold		95	16		2,073
Purchase payments receivable				430	3,720	2,157
Due from Great West Life & Annuity Insurance Company

Total assets	97,609	1,493,929	595,281	768,766	4,020,705	1,700,315

LIABILITIES:
Payable for investments purchased				320		2,092
Redemptions payable		95	16	110	5,793	65
Due to Great West Life & Annuity Insurance Company	6	124	43	53	56	80

Total liabilities	6	219	59	483	5,849	2,237

NET ASSETS	$97,603	$1,493,710	$595,222	$768,283	$4,014,856	$1,698,078

NET ASSETS REPRESENTED BY:
Accumulation units	$97,603	$1,493,710	$595,222	$768,283	$4,014,856	$1,698,078
Contracts in payout phase

NET ASSETS	$97,603	$1,493,710	$595,222	$768,283	$4,014,856	$1,698,078

ACCUMULATION UNITS OUTSTANDING	10,130	198,709	87,486	51,566	384,714	167,574

UNIT VALUE (ACCUMULATION)	$9.64	$7.52	$6.80	$14.90	$10.44	$10.13

(1) Cost of investments:	$96,421	$947,797	$540,937	$710,981	$3,474,556	$1,399,858
Shares of investments:	2,616	67,108	49,564	26,874	147,770	107,957

The accompanying notes are an integral part of these financial statements.						(Continued	)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2010

	INVESTMENT DIVISIONS

	JANUS ASPEN WORLDWIDE PORTFOLIO	JANUS FUND	JANUS TWENTY FUND	JANUS WORLDWIDE FUND	JENSEN PORTFOLIO	LEGG MASON CAPITAL MANAGEMENT VALUE TRUST

ASSETS:
Investments at market value (1)	$1,705,679	$62,228	$4,461,202	$1,434,098	$1,288,901	$2,247,963
Investment income due and accrued
Receivable for investments sold			373	78	112	105
Purchase payments receivable
Due from Great West Life & Annuity Insurance Company

Total assets	1,705,679	62,228	4,461,575	1,434,176	1,289,013	2,248,068

LIABILITIES:
Payable for investments purchased
Redemptions payable			373	78	112	105
Due to Great West Life & Annuity Insurance Company	127	4	388	117	89	171

Total liabilities	127	4	761	195	201	276

NET ASSETS	$1,705,552	$62,224	$4,460,814	$1,433,981	$1,288,812	$2,247,792

NET ASSETS REPRESENTED BY:
Accumulation units	$1,705,552	$62,224	$4,460,814	$1,433,981	$1,288,812	$2,247,792
Contracts in payout phase

NET ASSETS	$1,705,552	$62,224	$4,460,814	$1,433,981	$1,288,812	$2,247,792

ACCUMULATION UNITS OUTSTANDING	124,729	8,711	560,623	216,179	104,511	247,594

UNIT VALUE (ACCUMULATION)	$13.67	$7.14	$7.96	$6.63	$12.33	$9.08

(1) Cost of investments:	$1,616,903	$51,011	$2,613,358	$1,242,526	$1,270,637	$3,531,651
Shares of investments:	56,611	2,135	67,872	30,794	47,719	51,021

The accompanying notes are an integral part of these financial statements.						(Continued	)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2010

	INVESTMENT DIVISIONS

	LORD ABBETT VALUE OPPORTUNITIES FUND	MAINSTAY U.S. SMALL CAP FUND	MAXIM AGGRESSIVE PROFILE I PORTFOLIO	MAXIM ARIEL MIDCAP VALUE PORTFOLIO	MAXIM ARIEL SMALL-CAP VALUE PORTFOLIO	MAXIM BOND INDEX PORTFOLIO

ASSETS:
Investments at market value (1)	$1,025,241	$212,383	$64,251,319	$47,380,533	$16,675,344	$18,251,796
Investment income due and accrued
Receivable for investments sold		10
Purchase payments receivable	3,261		84,229	19,087	7,180	13,806
Due from Great West Life & Annuity Insurance Company

Total assets	1,028,502	212,393	64,335,548	47,399,620	16,682,524	18,265,602

LIABILITIES:
Payable for investments purchased	3,248		78,824	19,087	6,793	13,449
Redemptions payable	13	10	5,405		387	357
Due to Great West Life & Annuity Insurance Company	61	13	1,273	3,667	1,029	916

Total liabilities	3,322	23	85,502	22,754	8,209	14,722

NET ASSETS	$1,025,180	$212,370	$64,250,046	$47,376,866	$16,674,315	$18,250,880

NET ASSETS REPRESENTED BY:
Accumulation units	$1,025,180	$212,370	$64,250,046	$47,376,866	$16,674,315	$18,250,880
Contracts in payout phase

NET ASSETS	$1,025,180	$212,370	$64,250,046	$47,376,866	$16,674,315	$18,250,880

ACCUMULATION UNITS OUTSTANDING	73,184	20,192	3,486,668	1,325,358	558,082	1,064,426

UNIT VALUE (ACCUMULATION)	$14.01	$10.52	$18.43	$35.75	$29.88	$17.15

(1) Cost of investments:	$928,470	$135,030	$61,782,139	$11,849,139	$9,717,374	$17,825,004
Shares of investments:	64,766	12,702	6,991,438	38,520,759	1,749,774	1,373,348

The accompanying notes are an integral part of these financial statements.						(Continued	)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2010

	INVESTMENT DIVISIONS

	MAXIM CONSERVATIVE PROFILE I PORTFOLIO	MAXIM INDEX 600 PORTFOLIO	MAXIM INVESCO ADR PORTFOLIO	MAXIM LIFETIME 2015 PORTFOLIO I	MAXIM LIFETIME 2015 PORTFOLIO II	MAXIM LIFETIME 2025 PORTFOLIO I

ASSETS:
Investments at market value (1)	$25,650,991	$18,948,477	$10,249,992	$60,525	$4,146,957	$140,830
Investment income due and accrued		4,113
Receivable for investments sold
Purchase payments receivable	37,401	55,983	7,502	997	531	1,186
Due from Great West Life & Annuity Insurance Company

Total assets	25,688,392	19,008,573	10,257,494	61,522	4,147,488	142,016

LIABILITIES:
Payable for investments purchased	37,236	55,506	7,353	997	430	1,186
Redemptions payable	165	477	149		101
Due to Great West Life & Annuity Insurance Company	611	1,119	448	2	100	5

Total liabilities	38,012	57,102	7,950	999	631	1,191

NET ASSETS	$25,650,380	$18,951,471	$10,249,544	$60,523	$4,146,857	$140,825

NET ASSETS REPRESENTED BY:
Accumulation units	$25,650,380	$18,951,471	$10,249,544	$60,523	$4,146,857	$140,825
Contracts in payout phase

NET ASSETS	$25,650,380	$18,951,471	$10,249,544	$60,523	$4,146,857	$140,825

ACCUMULATION UNITS OUTSTANDING	1,365,951	715,862	608,006	4,799	321,002	10,751

UNIT VALUE (ACCUMULATION)	$18.78	$26.47	$16.86	$12.61	$12.92	$13.10

(1) Cost of investments:	$27,236,342	$18,188,785	$11,023,800	$57,100	$3,935,071	$129,851
Shares of investments:	3,060,977	2,073,138	808,359	4,865	321,969	10,742

The accompanying notes are an integral part of these financial statements.						(Continued	)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2010

	INVESTMENT DIVISIONS

	MAXIM LIFETIME 2025 PORTFOLIO II	MAXIM LIFETIME 2035 PORTFOLIO I	MAXIM LIFETIME 2035 PORTFOLIO II	MAXIM LIFETIME 2045 PORTFOLIO I	MAXIM LIFETIME 2045 PORTFOLIO II	MAXIM LIFETIME 2055 PORTFOLIO II

ASSETS:
Investments at market value (1)	$1,877,915	$86,225	$3,739,169	$39,364	$3,372,855	$1,017,327
Investment income due and accrued
Receivable for investments sold						4
Purchase payments receivable	973	909	904	663	709	13
Due from Great West Life & Annuity Insurance Company

Total assets	1,878,888	87,134	3,740,073	40,027	3,373,564	1,017,344

LIABILITIES:
Payable for investments purchased	949	909	841	663	708
Redemptions payable	24		63		1	17
Due to Great West Life & Annuity Insurance Company	48	3	50	1	4	5

Total liabilities	1,021	912	954	664	713	22

NET ASSETS	$1,877,867	$86,222	$3,739,119	$39,363	$3,372,851	$1,017,322

NET ASSETS REPRESENTED BY:
Accumulation units	$1,877,867	$86,222	$3,739,119	$39,363	$3,372,851	$1,017,322
Contracts in payout phase

NET ASSETS	$1,877,867	$86,222	$3,739,119	$39,363	$3,372,851	$1,017,322

ACCUMULATION UNITS OUTSTANDING	139,354	6,330	268,117	2,846	239,003	71,939

UNIT VALUE (ACCUMULATION)	$13.48	$13.62	$13.95	$13.83	$14.11	$14.14

(1) Cost of investments:	$1,775,012	$75,904	$3,406,389	$34,512	$3,012,484	$912,677
Shares of investments:	137,274	6,217	261,663	2,776	232,932	70,160

The accompanying notes are an integral part of these financial statements.						(Continued	)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2010

	INVESTMENT DIVISIONS
	MAXIM LOOMIS SAYLES BOND PORTFOLIO	MAXIM LOOMIS SAYLES SMALL- CAP VALUE PORTFOLIO	MAXIM MFS INTERNATIONAL VALUE PORTFOLIO	MAXIM MODERATE PROFILE I PORTFOLIO	MAXIM MODERATELY AGGRESSIVE PROFILE I PORTFOLIO	MAXIM MODERATELY CONSERVATIVE PROFILE I PORTFOLIO

ASSETS:
Investments at market value (1)	$49,178,317	$10,302,663	$24,977,912	$176,817,328	$134,316,241	$41,645,747
Investment income due and accrued		4,319
Receivable for investments sold
Purchase payments receivable	49,859	57,251	15,011	180,466	202,857	116,852
Due from Great West Life & Annuity Insurance Company

Total assets	49,228,176	10,364,233	24,992,923	176,997,794	134,519,098	41,762,599

LIABILITIES:
Payable for investments purchased	49,149	56,769	14,440	169,487	198,855	113,786
Redemptions payable	710	482	571	10,979	4,002	3,066
Due to Great West Life & Annuity Insurance Company	1,865	598	1,862	3,633	2,585	766

Total liabilities	51,724	57,849	16,873	184,099	205,442	117,618

NET ASSETS	$49,176,452	$10,306,384	$24,976,050	$176,813,695	$134,313,656	$41,644,981

NET ASSETS REPRESENTED BY:
Accumulation units	$49,176,452	$10,306,384	$24,976,050	$176,813,695	$134,313,656	$41,644,981
Contracts in payout phase

NET ASSETS	$49,176,452	$10,306,384	$24,976,050	$176,813,695	$134,313,656	$41,644,981

ACCUMULATION UNITS OUTSTANDING	1,691,100	450,017	1,447,813	8,917,699	6,779,528	2,229,675

UNIT VALUE (ACCUMULATION)	$29.08	$22.90	$17.25	$19.83	$19.81	18.68

(1) Cost of investments:	$46,460,643	$8,873,589	$38,713,787	$188,102,001	$134,933,508	$43,963,151
Shares of investments:	4,004,749	504,044	3,157,764	19,156,807	14,679,371	4,831,293

The accompanying notes are an integral part of these financial statements.						(Continued	)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2010

	INVESTMENT DIVISIONS

	MAXIM MONEY MARKET PORTFOLIO	MAXIM SMALL- CAP GROWTH PORTFOLIO	MAXIM STOCK INDEX PORTFOLIO	MAXIM T. ROWE PRICE EQUITY/INCOME PORTFOLIO	MAXIM T. ROWE PRICE MIDCAP GROWTH PORTFOLIO	MAXIM U.S. GOVERNMENT MORTGAGE SECURITIES PORTFOLIO

ASSETS:
Investments at market value (1)	$75,973,078	$16,108,380	$206,024,604	$60,504,444	$59,601,590	$38,435,038
Investment income due and accrued
Receivable for investments sold		551				149,685
Purchase payments receivable	270,337	15	95,469	19,936	123,654	4,209
Due from Great West Life & Annuity Insurance Company			181,957	8,899

Total assets	76,243,415	16,108,946	206,302,030	60,533,279	59,725,244	38,588,932

LIABILITIES:
Payable for investments purchased	270,337		52,562	19,936	122,197
Redemptions payable		566	42,907		1,457	153,894
Due to Great West Life & Annuity Insurance Company	17,798	1,301	16,248	4,789	1,952	2,759

Total liabilities	288,135	1,867	111,717	24,725	125,606	156,653

NET ASSETS	$75,955,280	$16,107,079	$206,190,313	$60,508,554	$59,599,638	$38,432,279

NET ASSETS REPRESENTED BY:
Accumulation units	$75,799,082	$16,107,079	$205,945,231	$60,484,379	$59,599,638	$38,432,279
Contracts in payout phase	156,198		245,082	24,175

NET ASSETS	$75,955,280	$16,107,079	$206,190,313	$60,508,554	$59,599,638	$38,432,279

ACCUMULATION UNITS OUTSTANDING	4,353,484	755,226	6,369,275	2,377,888	1,994,346	1,804,573

UNIT VALUE (ACCUMULATION)	$17.41	$21.33	$32.33	$25.44	$29.88	21.30

(1) Cost of investments:	$75,973,078	$15,942,095	$254,625,351	$67,983,199	$52,136,477	$37,622,367
Shares of investments:	75,973,078	864,647	11,227,499	4,135,642	3,255,139	3,150,413

The accompanying notes are an integral part of these financial statements.						(Continued	)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2010

	INVESTMENT DIVISIONS

	MFS CORE GROWTH FUND	OPPENHEIMER CAPITAL APPRECIATION FUND	OPPENHEIMER GLOBAL FUND	PIMCO TOTAL RETURN PORTFOLIO	PIONEER EQUITY INCOME VCT PORTFOLIO II	PUTNAM HIGH YIELD ADVANTAGE FUND

ASSETS:
Investments at market value (1)	$199,341	$2,934,229	$18,197,990	$22,227,350	$2,107,919	$1,840,420
Investment income due and accrued				67,247
Receivable for investments sold	8				2,732
Purchase payments receivable		2,345	17,931	29,393	561	2,868
Due from Great West Life & Annuity Insurance Company

Total assets	199,349	2,936,574	18,215,921	22,323,990	2,111,212	1,843,288

LIABILITIES:
Payable for investments purchased		2,245	6,991	28,520		2,850
Redemptions payable	8	100	10,940	873	3,293	18
Due to Great West Life & Annuity Insurance Company	13	206	840	1,176	91	116

Total liabilities	21	2,551	18,771	30,569	3,384	2,984

NET ASSETS	$199,328	$2,934,023	$18,197,150	$22,293,421	$2,107,828	$1,840,304

NET ASSETS REPRESENTED BY:
Accumulation units	$199,328	$2,934,023	$18,197,150	$22,293,421	$2,107,828	$1,840,304
Contracts in payout phase

NET ASSETS	$199,328	$2,934,023	$18,197,150	$22,293,421	$2,107,828	$1,840,304

ACCUMULATION UNITS OUTSTANDING	17,919	265,125	1,172,689	1,356,449	148,027	150,673

UNIT VALUE (ACCUMULATION)	$11.12	$11.07	$15.52	$16.44	$14.24	12.21

(1) Cost of investments:	$191,152	$2,620,018	$16,929,639	$22,135,044	$2,017,037	$1,768,658
Shares of investments:	11,333	67,330	301,441	2,048,604	107,110	308,278

The accompanying notes are an integral part of these financial statements.						(Continued	)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2010

	INVESTMENT DIVISIONS
	PUTNAM INTERNATIONAL CAPITAL OPPORTUNITIES FUND	RIDGEWORTH SMALL CAP GROWTH STOCK FUND	ROYCE TOTAL RETURN FUND	RS SELECT GROWTH FUND	RS SMALL CAP GROWTH FUND

ASSETS:
Investments at market value (1)	$3,219,872	$9,228,392	$4,894,042	$275,531	$1,520,949
Investment income due and accrued
Receivable for investments sold					310
Purchase payments receivable	5,050	16,595	54,441	504
Due from Great West Life & Annuity Insurance Company

Total assets	3,224,922	9,244,987	4,948,483	276,035	1,521,259

LIABILITIES:
Payable for investments purchased	4,978	16,237	54,377	487
Redemptions payable	72	358	64	17	310
Due to Great West Life & Annuity Insurance Company	131	565	98	20	135

Total liabilities	5,181	17,160	54,539	524	445

NET ASSETS	$3,219,741	$9,227,827	$4,893,944	$275,511	$1,520,814

NET ASSETS REPRESENTED BY:
Accumulation units	$3,219,741	$9,227,827	$4,893,944	$275,511	$1,520,814
Contracts in payout phase

NET ASSETS	$3,219,741	$9,227,827	$4,893,944	$275,511	$1,520,814

ACCUMULATION UNITS OUTSTANDING	336,450	732,905	464,287	19,839	232,509

UNIT VALUE (ACCUMULATION)	$9.57	$12.59	$10.54	$13.89	$6.54

(1) Cost of investments:	$2,794,894	$6,721,310	$4,284,602	$213,564	$1,008,583
Shares of investments:	91,604	599,636	474,689	9,423	36,500

The accompanying notes are an integral part of these financial statements.					(Concluded	)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2010

	INVESTMENT DIVISIONS

	ALGER BALANCED PORTFOLIO	ALGER MID CAP GROWTH PORTFOLIO		AMERICAN CENTURY EQUITY INCOME FUND	AMERICAN CENTURY INCOME & GROWTH FUND	AMERICAN FUNDS GROWTH FUND OF AMERICA	ARTISAN INTERNATIONAL FUND

INVESTMENT INCOME:
Dividends	$54,160	$		$322,684	$3,406	$45,399	$134,103

EXPENSES:
Mortality and expense risk	19,765		115,510	73,588	1,748	51,306	104,938

NET INVESTMENT INCOME (LOSS)	34,395		(115,510)	249,096	1,658	(5,907)	29,165

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized loss on sale of fund shares	(70,598)		(2,553,758)	(338,887)	(734)	(209,858)	(2,734,304)
Realized gain distributions

Net realized loss	(70,598)		(2,553,758)	(338,887)	(734)	(209,858)	(2,734,304)

Change in net unrealized appreciation (depreciation) on investments	216,343		4,887,970	1,357,388	30,607	1,000,544	3,245,510

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$180,140		$2,218,702	$1,267,597	$31,531	$784,779	$540,371

INVESTMENT INCOME RATIO (2010)	2.60%			3.10%	1.46%	0.65%	0.89%

INVESTMENT INCOME RATIO (2009)	3.19%			2.84%	2.24%	0.63%	1.39%

INVESTMENT INCOME RATIO (2008)	2.59%		0.17%	3.37%	1.67%	0.87%	0.87%

INVESTMENT INCOME RATIO (2007)	2.09%			2.43%	1.47%	0.81%	0.70%

INVESTMENT INCOME RATIO (2006)	1.57%			2.49%	1.91%	0.91%	1.62%

The accompanying notes are an integral part of these financial statements.

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2010

	INVESTMENT DIVISIONS

	COLUMBIA ASSET ALLOCATION FUND VARIABLE SERIES	COLUMBIA MID CAP VALUE FUND	DAVIS NEW YORK VENTURE FUND	FEDERATED CAPITAL APPRECIATION FUND	FIDELITY VIP CONTRAFUND PORTFOLIO	FIDELITY VIP GROWTH PORTFOLIO

INVESTMENT INCOME:
Dividends	$4,548	$15,772	$39,421	$26,191	$428,944	$154,466

EXPENSES:
Mortality and expense risk	1,231	4,230	28,364	33,009	267,374	540,578

NET INVESTMENT INCOME (LOSS)	3,317	11,542	11,057	(6,818)	161,570	(386,112)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	(22,536)	215,523	(248,246)	(369,143)	(318,226)	(1,621,277)
Realized gain distributions					15,619	188,916

Net realized gain (loss)	(22,536)	215,523	(248,246)	(369,143)	(302,607)	(1,432,361)

Change in net unrealized appreciation (depreciation) on investments	37,276	171,846	722,945	868,217	5,469,354	13,862,008

NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS	$18,057	$398,911	$485,756	$492,256	$5,328,317	$12,043,535

INVESTMENT INCOME RATIO (2010)	2.77%	1.11%	0.77%	0.58%	1.25%	0.27%

INVESTMENT INCOME RATIO (2009)	4.10%	0.66%	0.38%	0.60%	1.53%	0.43%

INVESTMENT INCOME RATIO (2008)	3.23%	1.14%	0.95%	0.86%	1.01%	0.80%

INVESTMENT INCOME RATIO (2007)	2.02%		0.78%	0.72%	0.96%	0.82%

INVESTMENT INCOME RATIO (2006)	2.56%		0.70%	0.77%	1.29%	0.40%

The accompanying notes are an integral part of these financial statements.						(Continued)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2010

	INVESTMENT DIVISIONS

	FRANKLIN SMALL-MID CAP GROWTH FUND		INVESCO DYNAMICS FUND		INVESCO LARGE CAP GROWTH FUND		INVESCO SMALL CAP GROWTH FUND		INVESCO VAN KAMPEN AMERICAN VALUE FUND	INVESCO VAN KAMPEN COMSTOCK FUND

INVESTMENT INCOME:
Dividends	$		$		$		$		$2,451	$18,833

EXPENSES:
Mortality and expense risk		744		13,819		4,667		7,265	5,770	9,085

NET INVESTMENT INCOME (LOSS)		(744)		(13,819)		(4,667)		(7,265)	(3,319)	9,748

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares		(2,650)		88,513		(5,629)		(17,193)	73,018	(125,233)
Realized gain distributions

Net realized gain (loss)		(2,650)		88,513		(5,629)		(17,193)	73,018	(125,233)

Change in net unrealized appreciation on investments		27,194		207,837		90,079		204,964	493,099	320,147

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS		$23,800		$282,531		$79,783		$180,506	$562,798	$204,662

INVESTMENT INCOME RATIO (2010)									0.08%	1.21%

INVESTMENT INCOME RATIO (2009)						0.18%			0.51%	1.26%

INVESTMENT INCOME RATIO (2008)									0.29%	1.98%

INVESTMENT INCOME RATIO (2007)										1.64%

INVESTMENT INCOME RATIO (2006)										0.86%

The accompanying notes are an integral part of these financial statements.	(Continued	)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2010

	INVESTMENT DIVISIONS

	JANUS ASPEN WORLDWIDE PORTFOLIO	JANUS FUND	JANUS TWENTY FUND	JANUS WORLDWIDE FUND	JENSEN PORTFOLIO	LEGG MASON CAPITAL MANAGEMENT VALUE TRUST

INVESTMENT INCOME:
Dividends	$9,512	$137	$10,490	$6,391	$10,495	$

EXPENSES:
Mortality and expense risk	14,022	591	46,355	13,958	10,471		21,545

NET INVESTMENT INCOME (LOSS)	(4,510)	(454)	(35,865)	(7,567)	24		(21,545)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	16,684	4,478	242,150	12,665	2,817		(422,316)
Realized gain distributions

Net realized gain (loss)	16,684	4,478	242,150	12,665	2,817		(422,316)

Change in net unrealized appreciation (depreciation) on investments	212,490	3,260	34,066	187,134	125,853		571,324

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$224,664	$7,284	$240,351	$192,232	$128,694		$127,463

INVESTMENT INCOME RATIO (2010)	0.61%	0.17%	0.24%	0.45%	0.81%

INVESTMENT INCOME RATIO (2009)	1.44%	0.47%		1.19%	1.10%		0.82%

INVESTMENT INCOME RATIO (2008)	1.20%	0.76%	0.01%	0.85%	0.88%

INVESTMENT INCOME RATIO (2007)	0.78%	0.43%	0.22%	0.47%	0.63%

INVESTMENT INCOME RATIO (2006)	1.72%	0.32%	0.58%	1.24%	0.62%

The accompanying notes are an integral part of these financial statements.	(Continued)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2010

	INVESTMENT DIVISIONS

	LORD ABBETT VALUE OPPORTUNITIES FUND		MAINSTAY U.S. SMALL CAP FUND	MAXIM AGGRESSIVE PROFILE I PORTFOLIO	MAXIM ARIEL MIDCAP VALUE PORTFOLIO	MAXIM ARIEL SMALL-CAP VALUE PORTFOLIO		MAXIM BOND INDEX PORTFOLIO

INVESTMENT INCOME:
Dividends	$		$648	$382,723	$49,091	$		$643,362

EXPENSES:
Mortality and expense risk		5,490	1,381	145,290	416,014		112,705	117,503

NET INVESTMENT INCOME (LOSS)		(5,490)	(733)	237,433	(366,923)		(112,705)	525,859

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares		80,906	10,996	(27,207,650)	(9,557,458)		1,898,854	376,017
Realized gain distributions		5,446		1,367,547				275,648

Net realized gain (loss)		86,352	10,996	(25,840,103)	(9,557,458)		1,898,854	651,665

Change in net unrealized appreciation on investments		85,505	31,251	31,660,414	17,475,631		1,765,395	(34,224)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS		$166,367	$41,514	$6,057,744	$7,551,250		$3,551,544	$1,143,300

INVESTMENT INCOME RATIO (2010)			0.32%	0.61%	0.11%			3.28%

INVESTMENT INCOME RATIO (2009)				0.84%	0.22%		0.16%	4.02%

INVESTMENT INCOME RATIO (2008)			1.31%	0.78%	2.30%		1.29%	4.59%

INVESTMENT INCOME RATIO (2007)			0.94%	1.15%	0.46%		0.55%	4.32%

INVESTMENT INCOME RATIO (2006)				2.26%	0.57%		0.23%	4.29%

The accompanying notes are an integral part of these financial statements.								(Continued)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2010

	INVESTMENT DIVISIONS

	MAXIM CONSERVATIVE PROFILE I PORTFOLIO	MAXIM INDEX 600 PORTFOLIO	MAXIM INVESCO ADR PORTFOLIO	MAXIM LIFETIME 2015 PORTFOLIO I	MAXIM LIFETIME 2015 PORTFOLIO II	MAXIM LIFETIME 2025 PORTFOLIO I
				(1)		(2)

INVESTMENT INCOME:
Dividends	$524,816	$119,130	$166,047	$1,365	$52,661	$2,717

EXPENSES:
Mortality and expense risk	72,543	123,143	53,789	129	5,478	321

NET INVESTMENT INCOME (LOSS)	452,273	(4,013)	112,258	1,236	47,183	2,396

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	(2,766,398)	(944,153)	(1,201,131)	15	25,586	7
Realized gain distributions	4,139,618			492	26,148	1,046

Net realized gain (loss)	1,373,220	(944,153)	(1,201,131)	507	51,734	1,053

Change in net unrealized appreciation (depreciation) on investments	198,425	4,863,286	1,597,448	3,425	211,580	10,979

NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS	$2,023,918	$3,915,120	$508,575	$5,168	$310,497	$14,428

INVESTMENT INCOME RATIO (2010)	1.98%	0.70%	1.69%	2.69%	2.60%	2.38%

INVESTMENT INCOME RATIO (2009)	2.94%	0.74%	1.97%		1.07%

INVESTMENT INCOME RATIO (2008)	3.88%	0.88%	2.72%

INVESTMENT INCOME RATIO (2007)	3.03%	0.62%	1.83%

INVESTMENT INCOME RATIO (2006)	3.18%	0.47%	1.74%

(1) For the period June 8, 2010 to December 31, 2010.
(2) For the period May 17, 2010 to December 31, 2010.

The accompanying notes are an integral part of these financial statements.	(Continued	)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2010

	INVESTMENT DIVISIONS

	MAXIM LIFETIME 2025 PORTFOLIO II	MAXIM LIFETIME 2035 PORTFOLIO I	MAXIM LIFETIME 2035 PORTFOLIO II	MAXIM LIFETIME 2045 PORTFOLIO I	MAXIM LIFETIME 2045 PORTFOLIO II	MAXIM LIFETIME 2055 PORTFOLIO II
		(1)		(1)		(2)

INVESTMENT INCOME:
Dividends	$18,968	$1,339	$30,179	$503	$26,028	$9,107

EXPENSES:
Mortality and expense risk	2,371	193	2,259	80	93	82

NET INVESTMENT INCOME	16,597	1,146	27,920	423	25,935	9,025

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on sale of fund shares	10,461	531	1,481	106	372	497
Realized gain distributions	12,429	619	28,265	262	22,382	7,292

Net realized gain	22,890	1,150	29,746	368	22,754	7,789

Change in net unrealized appreciation on investments	92,447	10,321	331,426	4,852	360,370	104,650

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$131,934	$12,617	$389,092	$5,643	$409,059	$121,464

INVESTMENT INCOME RATIO (2010)	2.29%	1.76%	2.11%	1.60%	1.86%	1.86%

INVESTMENT INCOME RATIO (2009)	0.97%		0.95%

INVESTMENT INCOME RATIO (2008)

INVESTMENT INCOME RATIO (2007)

INVESTMENT INCOME RATIO (2006)

(1) For the period June 8, 2010 to December 31, 2010.
(2) For the period January 5, 2010 to December 31, 2010.

The accompanying notes are an integral part of these financial statements.	(Continued	)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2010

	INVESTMENT DIVISIONS
	MAXIM LOOMIS SAYLES BOND PORTFOLIO	MAXIM LOOMIS SAYLES SMALL- CAP VALUE PORTFOLIO	MAXIM MFS INTERNATIONAL VALUE PORTFOLIO	MAXIM MODERATE PROFILE I PORTFOLIO	MAXIM MODERATELY AGGRESSIVE PROFILE I PORTFOLIO	MAXIM MODERATELY CONSERVATIVE PROFILE I PORTFOLIO

INVESTMENT INCOME:
Dividends	$3,177,746	$43,832	$360,592	$2,141,638	$1,487,542	$622,997

EXPENSES:
Mortality and expense risk	230,956	66,132	224,727	433,819	311,386	92,280

NET INVESTMENT INCOME (LOSS)	2,946,790	(22,300)	135,865	1,707,819	1,176,156	530,717

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized loss on sale of fund shares	(1,452,970)	(587,982)	(3,251,178)	(24,808,573)	(47,015,630)	(6,174,800)
Realized gain distributions				15,083,627	10,035,975	5,381,835

Net realized loss	(1,452,970)	(587,982)	(3,251,178)	(9,724,946)	(36,979,655)	(792,965)

Change in net unrealized appreciation (depreciation) on investments	4,238,258	2,514,265	5,019,479	22,715,983	46,419,679	3,259,735

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$5,732,078	$1,903,983	$1,904,166	$14,698,856	$10,616,180	$2,997,487

INVESTMENT INCOME RATIO (2010)	6.20%	0.48%	1.47%	1.20%	1.07%	1.49%

INVESTMENT INCOME RATIO (2009)	5.98%	0.36%	0.91%	1.69%	1.62%	2.10%

INVESTMENT INCOME RATIO (2008)	7.74%	0.21%	1.45%	2.64%	2.47%	3.11%

INVESTMENT INCOME RATIO (2007)	7.25%	0.09%	1.46%	2.20%	2.14%	2.49%

INVESTMENT INCOME RATIO (2006)	5.55%	0.49%	2.90%	2.76%	3.06%	2.70%

The accompanying notes are an integral part of these financial statements.						(Continued)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2010

	INVESTMENT DIVISIONS
	MAXIM MONEY MARKET PORTFOLIO	MAXIM SMALL- CAP GROWTH PORTFOLIO		MAXIM STOCK INDEX PORTFOLIO	MAXIM T. ROWE PRICE EQUITY/INCOME PORTFOLIO	MAXIM T. ROWE PRICE MIDCAP GROWTH PORTFOLIO		MAXIM U.S. GOVERNMENT MORTGAGE SECURITIES PORTFOLIO

INVESTMENT INCOME:
Dividends	$21	$		$2,810,737	$1,024,011	$		$1,470,860

EXPENSES:
Mortality and expense risk	749,380		143,812	1,904,171	568,295		210,748	367,343

NET INVESTMENT INCOME (LOSS)	(749,359)		(143,812)	906,566	455,716		(210,748)	1,103,517

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares			(523,212)	(15,967,878)	(1,856,234)		(6,710,757)	229,287
Realized gain distributions							2,371,387	474,198

Net realized gain (loss)			(523,212)	(15,967,878)	(1,856,234)		(4,339,370)	703,485

Change in net unrealized appreciation (depreciation) on investments			3,751,710	41,640,227	9,061,710		15,529,782	49,191

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(749,359)		$3,084,686	$26,578,915	$7,661,192		$10,979,664	$1,856,193

INVESTMENT INCOME RATIO (2010)	0.00%			1.43%	1.76%			3.61%

INVESTMENT INCOME RATIO (2009)	0.01%			1.72%	2.01%			4.05%

INVESTMENT INCOME RATIO (2008)	1.89%			1.66%	2.63%			4.50%

INVESTMENT INCOME RATIO (2007)	4.58%			1.29%	1.73%		0.05%	4.51%

INVESTMENT INCOME RATIO (2006)	4.50%			1.30%	1.60%		0.16%	4.81%

The accompanying notes are an integral part of these financial statements.								(Continued	)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2010

	INVESTMENT DIVISIONS

	MFS CORE GROWTH FUND		OPPENHEIMER CAPITAL APPRECIATION FUND		OPPENHEIMER GLOBAL FUND	PIMCO TOTAL RETURN PORTFOLIO	PIONEER EQUITY INCOME VCT PORTFOLIO II	PUTNAM HIGH YIELD ADVANTAGE FUND

INVESTMENT INCOME:
Dividends	$		$		$147,643	$618,325	$27,449	$129,495

EXPENSES:
Mortality and expense risk		1,642		26,391	93,003	143,397	9,120	14,113

NET INVESTMENT INCOME (LOSS)		(1,642)		(26,391)	54,640	474,928	18,329	115,382

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares		211		(302,520)	(389,585)	267,079	(155,590)	126,934
Realized gain distributions					125,650	1,070,596

Net realized gain (loss)		211		(302,520)	(263,935)	1,337,675	(155,590)	126,934

Change in net unrealized appreciation on investments		24,601		541,247	2,508,583	(268,097)	383,227	(53,551)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS		$23,170		$212,336	$2,299,288	$1,544,506	$245,966	$188,765

INVESTMENT INCOME RATIO (2010)					0.96%	2.90%	2.16%	7.27%

INVESTMENT INCOME RATIO (2009)		0.03%			0.74%	5.21%	3.03%	8.20%

INVESTMENT INCOME RATIO (2008)					1.65%	4.84%	2.57%	5.29%

INVESTMENT INCOME RATIO (2007)					1.12%	4.85%	2.29%

INVESTMENT INCOME RATIO (2006)					0.81%	4.43%	2.35%

The accompanying notes are an integral part of these financial statements.								(Continued	)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2010

	INVESTMENT DIVISIONS
	PUTNAM INTERNATIONAL CAPITAL OPPORTUNITIES FUND	RIDGEWORTH SMALL CAP GROWTH STOCK FUND		ROYCE TOTAL RETURN FUND	RS SELECT GROWTH FUND		RS SMALL CAP GROWTH FUND

INVESTMENT INCOME:
Dividends	$20,144	$		$26,526	$		$

EXPENSES:
Mortality and expense risk	14,971		57,841	6,457		2,097		14,884

NET INVESTMENT INCOME (LOSS)	5,173		(57,841)	20,069		(2,097)		(14,884)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) on sale of fund shares	234,736		(289,586)	169,614		1,603		42,827
Realized gain distributions

Net realized gain (loss)	234,736		(289,586)	169,614		1,603		42,827

Change in net unrealized appreciation (depreciation) on investments	306,012		2,075,601	415,452		65,098		300,651

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$545,921		$1,728,174	$605,135		$64,604		$328,594

INVESTMENT INCOME RATIO (2010)	0.61%			1.17%

INVESTMENT INCOME RATIO (2009)	0.61%			1.08%

INVESTMENT INCOME RATIO (2008)	1.87%			2.43%

INVESTMENT INCOME RATIO (2007)

INVESTMENT INCOME RATIO (2006)

The accompanying notes are an integral part of these financial statements.								(Concluded	)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2010 AND 2009

	INVESTMENT DIVISIONS

	ALGER BALANCED PORTFOLIO		ALGER MID CAP GROWTH PORTFOLIO		AMERICAN CENTURY EQUITY INCOME FUND
	2010	2009	2010	2009	2010	2009

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$34,395	$43,066	$(115,510)	$(101,606)	$249,096	$211,400
Net realized loss	(70,598)	(111,259)	(2,553,758)	(2,448,721)	(338,887)	(820,777)
Change in net unrealized depreciation on investments	216,343	547,341	4,887,970	6,962,234	1,357,388	1,707,399

Increase in net assets resulting from operations	180,140	479,148	2,218,702	4,411,907	1,267,597	1,098,022

CONTRACT TRANSACTIONS:
Purchase payments received	60,287	30,652	745,729	694,580	964,657	1,009,343
Transfers for contract benefits and terminations	(202,571)	(128,916)	(977,396)	(1,126,428)	(1,111,423)	(1,153,097)
Net transfers	(165,570)	(85,710)	(2,236,934)	848,802	(178,603)	(668,808)
Contract maintenance charges	(1,613)	(1,587)	(6,231)	(6,743)	(3,951)	(4,706)
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	(309,467)	(185,561)	(2,474,832)	410,211	(329,320)	(817,268)

Total increase (decrease) in net assets	(129,327)	293,587	(256,130)	4,822,118	938,277	280,754

NET ASSETS:
Beginning of period	2,149,558	1,855,971	14,117,740	9,295,622	10,335,977	10,055,223

End of period	$2,020,231	$2,149,558	$13,861,610	$14,117,740	$11,274,254	$10,335,977

CHANGES IN UNITS OUTSTANDING:
Units issued	9,733	14,328	138,232	334,250	143,804	237,327
Units redeemed	(35,073)	(32,705)	(313,622)	(319,160)	(166,960)	(263,454)

Net increase (decrease)	(25,340)	(18,377)	(175,390)	15,090	(23,156)	(26,127)

The accompanying notes are an integral part of these financial statements.

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2010 AND 2009

	INVESTMENT DIVISIONS

	AMERICAN CENTURY INCOME & GROWTH FUND		AMERICAN FUNDS GROWTH FUND OF AMERICA		ARTISAN INTERNATIONAL FUND
	2010	2009	2010	2009	2010	2009

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$1,658	$2,592	$(5,907)	$(1,419)	$29,165	$98,420
Net realized loss	(734)	(4,610)	(209,858)	(944,866)	(2,734,304)	(1,412,577)
Change in net unrealized appreciation (depreciation) on investments	30,607	35,601	1,000,544	2,659,519	3,245,510	5,947,042

Increase in net assets resulting from operations	31,531	33,583	784,779	1,713,234	540,371	4,632,885

CONTRACT TRANSACTIONS:
Purchase payments received			1,175,683	1,466,468	1,782,439	1,946,824
Transfers for contract benefits and terminations			(645,511)	(482,260)	(1,506,734)	(1,408,253)
Net transfers	21,081	14,386	139,498	(1,447,897)	(2,630,242)	518,167
Contract maintenance charges			(3,846)	(9,571)	(16,652)	(21,108)
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	21,081	14,386	665,824	(473,260)	(2,371,189)	1,035,630

Total increase (decrease) in net assets	52,612	47,969	1,450,603	1,239,974	(1,830,818)	5,668,515

NET ASSETS:
Beginning of period	207,403	159,434	6,680,286	5,440,312	18,206,422	12,537,907

End of period	$260,015	$207,403	$8,130,889	$6,680,286	$16,375,604	$18,206,422

CHANGES IN UNITS OUTSTANDING:
Units issued	2,462	2,985	358,683	444,417	540,531	674,221
Units redeemed		(675)	(295,028)	(499,647)	(757,472)	(645,540)

Net increase (decrease)	2,462	2,310	63,655	(55,230)	(216,941)	28,681

The accompanying notes are an integral part of these financial statements.						(Continued )

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2010 AND 2009

	INVESTMENT DIVISIONS

	COLUMBIA ASSET ALLOCATION FUND VARIABLE SERIES		COLUMBIA MID CAP VALUE FUND		DAVIS NEW YORK VENTURE FUND
	2010	2009	2010	2009	2010	2009
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$3,317	$4,998	$11,542	$4,346	$11,057	$(7,337)
Net realized gain (loss)	(22,536)	(1,299)	215,523	(86,516)	(248,246)	(993,978)
Change in net unrealized appreciation (depreciation) on investments	37,276	28,056	171,846	438,445	722,945	2,083,077

Increase in net assets resulting from operations	18,057	31,755	398,911	356,275	485,756	1,081,762

CONTRACT TRANSACTIONS:
Purchase payments received			424,836	307,196	881,591	922,664
Transfers for contract benefits and terminations	(77,414)		(104,408)	(71,892)	(351,894)	(390,398)
Net transfers		(1,407)	294,855	470,517	(997,936)	(778,074)
Contract maintenance charges			(7,873)	(6,337)	(7,205)	(6,843)
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	(77,414)	(1,407)	607,410	699,484	(475,444)	(252,651)

Total increase (decrease) in net assets	(59,357)	30,348	1,006,321	1,055,759	10,312	829,111

NET ASSETS:
Beginning of period	168,746	138,398	1,686,326	630,567	4,785,977	3,956,866

End of period	$109,389	$168,746	$2,692,647	$1,686,326	$4,796,289	$4,785,977

CHANGES IN UNITS OUTSTANDING:
Units issued			268,377	224,592	266,650	353,261
Units redeemed	(5,309)	(118)	(203,607)	(117,332)	(318,024)	(396,327)

Net increase (decrease)	(5,309)	(118)	64,770	107,260	(51,374)	(43,066)

The accompanying notes are an integral part of these financial statements.						(Continued )

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2010 AND 2009

	INVESTMENT DIVISIONS

	FEDERATED CAPITAL APPRECIATION FUND		FIDELITY VIP CONTRAFUND PORTFOLIO		FIDELITY VIP GROWTH PORTFOLIO
	2010	2009	2010	2009	2010	2009
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(6,818)	$(2,260)	$161,570	$168,624	$(386,112)	$(255,778)
Net realized loss	(369,143)	(1,369,089)	(302,607)	(1,138,059)	(1,432,361)	(4,509,197)
Change in net unrealized appreciation (depreciation) on investments	868,217	2,058,798	5,469,354	8,580,377	13,862,008	17,399,378

Increase in net assets resulting from operations	492,256	687,449	5,328,317	7,610,942	12,043,535	12,634,403

CONTRACT TRANSACTIONS:
Purchase payments received	394,588	674,964	2,704,334	2,196,732	1,757,553	2,426,757
Transfers for contract benefits and terminations	(399,206)	(535,712)	(2,517,502)	(2,045,467)	(5,652,338)	(4,021,028)
Net transfers	(488,605)	(1,880,385)	(1,611,559)	2,981,773	(1,744,374)	(5,716,643)
Contract maintenance charges	(1,536)	(7,725)	(12,394)	(12,120)	(23,623)	(23,100)
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	(494,759)	(1,748,858)	(1,437,121)	3,120,918	(5,662,782)	(7,334,014)

Total increase (decrease) in net assets	(2,503)	(1,061,409)	3,891,196	10,731,860	6,380,753	5,300,389

NET ASSETS:
Beginning of period	4,641,190	5,702,599	33,682,643	22,950,783	56,118,212	50,817,823

End of period	$4,638,687	$4,641,190	$37,573,839	$33,682,643	$62,498,965	$56,118,212

CHANGES IN UNITS OUTSTANDING:
Units issued	63,873	170,377	349,778	651,072	444,610	448,663
Units redeemed	(108,655)	(333,012)	(430,410)	(470,606)	(736,427)	(998,324)

Net increase (decrease)	(44,782)	(162,635)	(80,632)	180,466	(291,817)	(549,661)

The accompanying notes are an integral part of these financial statements.						(Continued )

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2010 AND 2009

	INVESTMENT DIVISIONS

	FRANKLIN SMALL-MID CAP GROWTH FUND		INVESCO DYNAMICS FUND		INVESCO LARGE CAP GROWTH FUND
	2010	2009	2010	2009	2010	2009
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment loss	$(744)	$(593)	$(13,819)	$(11,832)	$(4,667)	$(3,615)
Net realized gain (loss)	(2,650)	(3,945)	88,513	20,706	(5,629)	(27,245)
Change in net unrealized appreciation (depreciation) on investments	27,194	32,952	207,837	410,158	90,079	137,979

Increase in net assets resulting from operations	23,800	28,414	282,531	419,032	79,783	107,119

CONTRACT TRANSACTIONS:
Purchase payments received			18,132	23,486	14,135	7,100
Transfers for contract benefits and terminations	(21,571)	(4,311)	(131,416)	(80,331)	(48,833)	(40,631)
Net transfers	(807)	2,387	(95,697)	(22,298)	8,356	(13,346)
Contract maintenance charges			(957)	(1,018)	(175)	(268)
Adjustments to net assets allocated to contracts in payout phase

Decrease in net assets resulting from contract transactions	(22,378)	(1,924)	(209,938)	(80,161)	(26,517)	(47,145)

Total increase in net assets	1,422	26,490	72,593	338,871	53,266	59,974

NET ASSETS:
Beginning of period	96,181	69,691	1,421,117	1,082,246	541,956	481,982

End of period	$97,603	$96,181	$1,493,710	$1,421,117	$595,222	$541,956

CHANGES IN UNITS OUTSTANDING:
Units issued		516	11,729	21,945	8,547	12,223
Units redeemed	(2,597)	(892)	(39,800)	(49,195)	(12,813)	(21,968)

Net decrease	(2,597)	(376)	(28,071)	(27,250)	(4,266)	(9,745)

The accompanying notes are an integral part of these financial statements.						(Continued )

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2010 AND 2009

	INVESTMENT DIVISIONS

	INVESCO SMALL CAP GROWTH FUND		INVESCO VAN KAMPEN AMERICAN VALUE FUND		INVESCO VAN KAMPEN COMSTOCK FUND
	2010	2009	2010	2009	2010	2009
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(7,265)	$(6,395)	$(3,319)	$387	$9,748	$9,004
Net realized gain (loss)	(17,193)	(62,720)	73,018	27,765	(125,233)	(231,443)
Change in net unrealized appreciation (depreciation) on investments	204,964	239,227	493,099	81,399	320,147	577,584

Increase in net assets resulting from operations	180,506	170,112	562,798	109,551	204,662	355,145

CONTRACT TRANSACTIONS:
Purchase payments received	14,179	6,622	630,733	58,767	160,607	189,496
Transfers for contract benefits and terminations	(204,518)	(41,843)	(213,618)	(48,252)	(155,432)	(101,427)
Net transfers	92,171	(56,484)	1,945,522	870,998	(127,494)	55,314
Contract maintenance charges	(611)	(343)	(18,390)	(1,948)	(524)	(412)
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	(98,779)	(92,048)	2,344,247	879,565	(122,843)	142,971

Total increase in net assets	81,727	78,064	2,907,045	989,116	81,819	498,116

NET ASSETS:
Beginning of period	686,556	608,492	1,107,811	118,695	1,616,259	1,118,143

End of period	$768,283	$686,556	$4,014,856	$1,107,811	$1,698,078	$1,616,259

CHANGES IN UNITS OUTSTANDING:
Units issued	14,740	4,721	415,612	174,082	79,847	81,225
Units redeemed	(21,611)	(15,378)	(159,859)	(64,273)	(95,161)	(60,892)

Net increase (decrease)	(6,871)	(10,657)	255,753	109,809	(15,314)	20,333

The accompanying notes are an integral part of these financial statements.						(Continued )

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2010 AND 2009

	INVESTMENT DIVISIONS

	JANUS ASPEN WORLDWIDE PORTFOLIO		JANUS FUND		JANUS TWENTY FUND
	2010	2009	2010	2009	2010	2009
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(4,510)	$6,554	$(454)	$(167)	$(35,865)	$(43,362)
Net realized gain (loss)	16,684	(83,217)	4,478	(215)	242,150	100,260
Change in net unrealized appreciation (depreciation) on investments	212,490	454,269	3,260	19,628	34,066	1,392,822

Increase in net assets resulting from operations	224,664	377,606	7,284	19,246	240,351	1,449,720

CONTRACT TRANSACTIONS:
Purchase payments received	68,844	77,257			3,137	549
Transfers for contract benefits and terminations	(96,662)	(33,212)	(25,238)		(402,023)	(272,473)
Net transfers	1,746	(17,170)	(85)	11,372	(150,642)	(91,159)
Contract maintenance charges	(493)	(493)			(3,582)	(3,443)
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	(26,565)	26,382	(25,323)	11,372	(553,110)	(366,526)

Total increase (decrease) in net assets	198,099	403,988	(18,039)	30,618	(312,759)	1,083,194

NET ASSETS:
Beginning of period	1,507,453	1,103,465	80,263	49,645	4,773,573	3,690,379

End of period	$1,705,552	$1,507,453	$62,224	$80,263	$4,460,814	$4,773,573

CHANGES IN UNITS OUTSTANDING:
Units issued	12,690	12,889	168	2,243	10,696	8,932
Units redeemed	(14,405)	(14,464)	(3,863)	(295)	(82,386)	(76,356)

Net increase (decrease)	(1,715)	(1,575)	(3,695)	1,948	(71,690)	(67,424)

The accompanying notes are an integral part of these financial statements.						(Continued )

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2010 AND 2009

	INVESTMENT DIVISIONS

	JANUS WORLDWIDE FUND		JENSEN PORTFOLIO		LEGG MASON CAPITAL MANAGEMENT VALUE TRUST
	2010	2009	2010	2009	2010	2009

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(7,567)	$2,888	$24	$3,543	$(21,545)	$(1,186)
Net realized gain (loss)	12,665	(44,179)	2,817	(54,232)	(422,316)	(728,139)
Change in net unrealized appreciation (depreciation) on investments	187,134	452,857	125,853	356,503	571,324	1,498,258

Increase in net assets resulting from operations	192,232	411,566	128,694	305,814	127,463	768,933

CONTRACT TRANSACTIONS:
Purchase payments received	5,627	3,508	476		84
Transfers for contract benefits and terminations	(175,500)	(92,128)	(89,173)	(139,074)	(259,385)	(308,836)
Net transfers	(92,028)	(61,501)	(118,704)	(97,705)	(217,809)	(234,581)
Contract maintenance charges	(912)	(881)	(735)	(755)	(1,035)	(1,548)
Adjustments to net assets allocated to contracts in payout phase

Decrease in net assets resulting from contract transactions	(262,813)	(151,002)	(208,136)	(237,534)	(478,145)	(544,965)

Total increase (decrease) in net assets	(70,581)	260,564	(79,442)	68,280	(350,682)	223,968

NET ASSETS:
Beginning of period	1,504,562	1,243,998	1,368,254	1,299,974	2,598,474	2,374,506

End of period	$1,433,981	$1,504,562	$1,288,812	$1,368,254	$2,247,792	$2,598,474

CHANGES IN UNITS OUTSTANDING:
Units issued	7,704	8,485	3,954	9,421	13,382	52,075
Units redeemed	(48,001)	(45,226)	(21,939)	(35,702)	(69,652)	(131,837)

Net decrease	(40,297)	(36,741)	(17,985)	(26,281)	(56,270)	(79,762)

The accompanying notes are an integral part of these financial statements.						(Continued )

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2010 AND 2009

	INVESTMENT DIVISIONS

	LORD ABBETT VALUE OPPORTUNITIES FUND		MAINSTAY U.S. SMALL CAP FUND		MAXIM AGGRESSIVE PROFILE I PORTFOLIO
	2010	2009	2010	2009	2010	2009
		(1)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(5,490)	$(182)	$(733)	$(1,279)	$237,433	$672,540
Net realized gain (loss)	86,352	13	10,996	5,696	(25,840,103)	(2,039,409)
Change in net unrealized appreciation (depreciation) on investments	85,505	11,266	31,251	106,427	31,660,414	29,853,721

Increase in net assets resulting from operations	166,367	11,097	41,514	110,844	6,057,744	28,486,852

CONTRACT TRANSACTIONS:
Purchase payments received	223,746	4,729			8,907,623	17,145,128
Transfers for contract benefits and terminations	(105,916)	(268)	(7,316)	(29,892)	(15,112,325)	(6,367,993)
Net transfers	428,814	304,268	(26,508)	(178,792)	(47,530,798)	(9,381,332)
Contract maintenance charges	(7,310)	(347)	(104)	(759)	(83,291)	(152,720)
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	539,334	308,382	(33,928)	(209,443)	(53,818,791)	1,243,083

Total increase (decrease) in net assets	705,701	319,479	7,586	(98,599)	(47,761,047)	29,729,935

NET ASSETS:
Beginning of period	319,479	0	204,784	303,383	112,011,093	82,281,158

End of period	$1,025,180	$319,479	$212,370	$204,784	$64,250,046	$112,011,093

CHANGES IN UNITS OUTSTANDING:
Units issued	223,365	28,473	2,221	6,119	876,552	1,695,599
Units redeemed	(178,340)	(314)	(5,997)	(34,144)	(4,260,806)	(1,526,074)

Net increase (decrease)	45,025	28,159	(3,776)	(28,025)	(3,384,254)	169,525

(1) For the period October 27, 2009 to December 31, 2009.

The accompanying notes are an integral part of these financial statements.						(Continued )

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2010 AND 2009

	INVESTMENT DIVISIONS

	MAXIM ARIEL MIDCAP VALUE PORTFOLIO		MAXIM ARIEL SMALL-CAP VALUE PORTFOLIO		MAXIM BOND INDEX PORTFOLIO
	2010	2009	2010	2009	2010	2009
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(366,923)	$(246,391)	$(112,705)	$(39,305)	$525,859	$630,836
Net realized gain (loss)	(9,557,458)	(48,980,778)	1,898,854	(30,312,587)	651,665	236,978
Change in net unrealized appreciation on investments	17,475,631	66,014,081	1,765,395	42,719,368	(34,224)	113,777

Increase in net assets resulting from operations	7,551,250	16,786,912	3,551,544	12,367,476	1,143,300	981,591

CONTRACT TRANSACTIONS:
Purchase payments received	1,240,655	1,150,246	914,189	705,842	1,793,986	1,710,031
Transfers for contract benefits and terminations	(3,939,234)	(2,659,980)	(1,291,488)	(1,635,935)	(1,845,400)	(1,407,906)
Net transfers	(2,734,728)	273,230	629,987	(27,502,451)	(1,857,831)	131,348
Contract maintenance charges	(22,373)	(12,326)	(5,920)	(15,002)	(30,244)	(28,808)
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	(5,455,680)	(1,248,830)	246,768	(28,447,546)	(1,939,489)	404,665

Total increase (decrease) in net assets	2,095,570	15,538,082	3,798,312	(16,080,070)	(796,189)	1,386,256

NET ASSETS:
Beginning of period	45,281,296	29,743,214	12,876,003	28,956,073	19,047,069	17,660,813

End of period	$47,376,866	$45,281,296	$16,674,315	$12,876,003	$18,250,880	$19,047,069

CHANGES IN UNITS OUTSTANDING:
Units issued	261,477	296,528	301,771	215,340	374,466	507,290
Units redeemed	(482,405)	(325,969)	(270,081)	(1,800,567)	(502,896)	(471,275)

Net increase (decrease)	(220,928)	(29,441)	31,690	(1,585,227)	(128,430)	36,015

The accompanying notes are an integral part of these financial statements.						(Continued )

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2010 AND 2009

	INVESTMENT DIVISIONS

	MAXIM CONSERVATIVE PROFILE I PORTFOLIO		MAXIM INDEX 600 PORTFOLIO		MAXIM INVESCO ADR PORTFOLIO
	2010	2009	2010	2009	2010	2009
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$452,273	$1,343,181	$(4,013)	$(2,001)	$112,258	$132,764
Net realized gain (loss)	1,373,220	108,324	(944,153)	(959,949)	(1,201,131)	(2,297,775)
Change in net unrealized appreciation (depreciation) on investments	198,425	7,545,061	4,863,286	4,163,482	1,597,448	4,737,846

Increase in net assets resulting from operations	2,023,918	8,996,566	3,915,120	3,201,532	508,575	2,572,835

CONTRACT TRANSACTIONS:
Purchase payments received	4,094,097	7,110,740	1,102,221	1,147,501	1,194,934	1,293,712
Transfers for contract benefits and terminations	(18,726,989)	(5,448,408)	(1,608,824)	(1,288,005)	(989,414)	(1,112,275)
Net transfers	(12,879,255)	(2,104,039)	(978,478)	(1,835,876)	(593,508)	(1,516,291)
Contract maintenance charges	(27,644)	(42,047)	(10,766)	(10,751)	(21,987)	(22,526)
Adjustments to net assets allocated to contracts in payout phase

Decrease in net assets resulting from contract transactions	(27,539,791)	(483,754)	(1,495,847)	(1,987,131)	(409,975)	(1,357,380)

Total increase (decrease) in net assets	(25,515,873)	8,512,812	2,419,273	1,214,401	98,600	1,215,455

NET ASSETS:
Beginning of period	51,166,253	42,653,441	16,532,198	15,317,797	10,150,944	8,935,489

End of period	$25,650,380	$51,166,253	$18,951,471	$16,532,198	$10,249,544	$10,150,944

CHANGES IN UNITS OUTSTANDING:
Units issued	390,722	746,158	266,737	221,829	248,681	275,520
Units redeemed	(1,926,663)	(749,106)	(331,685)	(318,614)	(265,754)	(353,497)

Net decrease	(1,535,941)	(2,948)	(64,948)	(96,785)	(17,073)	(77,977)

The accompanying notes are an integral part of these financial statements.						(Continued )

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2010 AND 2009

	INVESTMENT DIVISIONS

	MAXIM LIFETIME 2015 PORTFOLIO I	MAXIM LIFETIME 2015 PORTFOLIO II		MAXIM LIFETIME 2025 PORTFOLIO I	MAXIM LIFETIME 2025 PORTFOLIO II
	2010	2010	2009	2010	2010	2009
	(1)		(2)	(3)		(4)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income	$1,236	$47,183	$1,621	$2,396	$16,597	$2,199
Net realized gain	507	51,734	219	1,053	22,890	1
Change in net unrealized appreciation on investments	3,425	211,580	306	10,979	92,447	10,456

Increase in net assets resulting from operations	5,168	310,497	2,146	14,428	131,934	12,656

CONTRACT TRANSACTIONS:
Purchase payments received	14,415	503,381	2,458	22,143	251,332	8,433
Transfers for contract benefits and terminations		(78,489)	(52,660)		(505)
Net transfers	40,941	3,269,193	190,715	104,254	1,210,083	264,078
Contract maintenance charges	(1)	(384)			(144)
Adjustments to net assets allocated to contracts in payout phase

Increase in net assets resulting from contract transactions	55,355	3,693,701	140,513	126,397	1,460,766	272,511

Total increase in net assets	60,523	4,004,198	142,659	140,825	1,592,700	285,167

NET ASSETS:
Beginning of period	0	142,659	0	0	285,167	0

End of period	$60,523	$4,146,857	$142,659	$140,825	$1,877,867	$285,167

CHANGES IN UNITS OUTSTANDING:
Units issued	4,845	355,464	18,502	10,752	147,111	23,976
Units redeemed	(46)	(46,784)	(6,180)	(1)	(31,616)	(117)

Net increase	4,799	308,680	12,322	10,751	115,495	23,859

(1) For the period June 8, 2010 to December 31, 2010.
(2) For the period October 27, 2009 to December 31, 2009.
(3) For the period May 17, 2010 to December 31, 2010.
(4) For the period October 2, 2009 to December 31, 2009.

The accompanying notes are an integral part of these financial statements.	(Continued	)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2010 AND 2009

	INVESTMENT DIVISIONS
	MAXIM LIFETIME 2035 PORTFOLIO I	MAXIM LIFETIME 2035 PORTFOLIO II		MAXIM LIFETIME 2045 PORTFOLIO I	MAXIM LIFETIME 2045 PORTFOLIO II
	2010	2010	2009	2010	2010	2009
	(1)		(2)	(1)		(3)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income	$1,146	$27,920	$577	$423	$25,935	$
Net realized gain	1,150	29,746	2	368	22,754
Change in net unrealized appreciation on investments	10,321	331,426	1,354	4,852	360,370	1

Increase in net assets resulting from operations	12,617	389,092	1,933	5,643	409,059	1

CONTRACT TRANSACTIONS:
Purchase payments received	14,576	341,804	659	10,890	206,202	50
Transfers for contract benefits and terminations	(7,700)	(65,514)		(2,340)	(13,419)
Net transfers	66,729	2,986,192	85,267	25,170	2,771,188
Contract maintenance charges		(314)			(230)
Adjustments to net assets allocated to contracts in payout phase

Increase in net assets resulting from contract transactions	73,605	3,262,168	85,926	33,720	2,963,741	50

Total increase in net assets	86,222	3,651,260	87,859	39,363	3,372,800	51

NET ASSETS:
Beginning of period	0	87,859	0	0	51	0

End of period	$86,222	$3,739,119	$87,859	$39,363	$3,372,851	$51

CHANGES IN UNITS OUTSTANDING:
Units issued	6,971	297,506	7,234	3,039	259,138	4
Units redeemed	(641)	(36,623)		(193)	(20,139)

Net increase	6,330	260,883	7,234	2,846	238,999	4

(1) For the period June 8, 2010 to December 31, 2010.
(2) For the period October 30, 2009 to December 31, 2009.
(3) For the period December 3, 2009 to December 31, 2009.

The accompanying notes are an integral part of these financial statements.						(Continued	)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2010 AND 2009

	INVESTMENT DIVISIONS

	MAXIM LIFETIME 2055 PORTFOLIO II	MAXIM LOOMIS SAYLES BOND PORTFOLIO		MAXIM LOOMIS SAYLES SMALL-CAP VALUE PORTFOLIO
	2010	2010	2009	2010	2009
	(1)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$9,025	$2,946,790	$3,695,125	$(22,300)	$(29,358)
Net realized gain (loss)	7,789	(1,452,970)	(843,914)	(587,982)	(1,730,523)
Change in net unrealized appreciation (depreciation) on investments	104,650	4,238,258	17,765,202	2,514,265	4,168,462

Increase in net assets resulting from operations	121,464	5,732,078	20,616,413	1,903,983	2,408,581

CONTRACT TRANSACTIONS:
Purchase payments received	61,461	3,583,145	6,035,924	675,124	1,243,644
Transfers for contract benefits and terminations	(15,381)	(9,820,067)	(5,438,695)	(638,273)	(1,246,359)
Net transfers	849,904	(24,292,017)	(3,045,953)	(673,958)	(2,901,055)
Contract maintenance charges	(126)	(36,075)	(51,857)	(5,052)	(12,473)
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	895,858	(30,565,014)	(2,500,581)	(642,159)	(2,916,243)

Total increase (decrease) in net assets	1,017,322	(24,832,936)	18,115,832	1,261,824	(507,662)

NET ASSETS:
Beginning of period	0	74,009,388	55,893,556	9,044,560	9,552,222

End of period	$1,017,322	$49,176,452	$74,009,388	$10,306,384	$9,044,560

CHANGES IN UNITS OUTSTANDING:
Units issued	75,327	396,983	627,480	148,044	205,563
Units redeemed	(3,388)	(1,598,875)	(699,564)	(190,407)	(358,811)

Net increase (decrease)	71,939	(1,201,892)	(72,084)	(42,363)	(153,248)

(1) For the period January 5, 2010 to December 31, 2010.

The accompanying notes are an integral part of these financial statements.	(Continued	)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2010 AND 2009

	INVESTMENT DIVISIONS

	MAXIM MFS INTERNATIONAL VALUE PORTFOLIO		MAXIM MODERATE PROFILE I PORTFOLIO		MAXIM MODERATELY AGGRESSIVE PROFILE I PORTFOLIO
	2010	2009	2010	2009	2010	2009

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$135,865	$(8,652)	$1,707,819	$3,946,497	$1,176,156	$3,566,438
Net realized gain (loss)	(3,251,178)	(4,931,597)	(9,724,946)	1,882,024	(36,979,655)	(1,114,930)
Change in net unrealized depreciation on investments	5,019,479	11,118,317	22,715,983	51,265,372	46,419,679	59,210,441

Increase in net assets resulting from operations	1,904,166	6,178,068	14,698,856	57,093,893	10,616,180	61,661,949

CONTRACT TRANSACTIONS:
Purchase payments received	1,055,580	1,261,147	19,746,325	34,886,764	17,113,650	36,311,764
Transfers for contract benefits and terminations	(2,467,823)	(2,140,019)	(34,180,383)	(18,316,293)	(37,430,362)	(15,638,463)
Net transfers	(1,526,709)	(1,517,113)	(114,254,993)	(19,789,988)	(128,148,173)	(21,713,673)
Contract maintenance charges	(8,650)	(7,409)	(212,158)	(357,011)	(153,328)	(343,074)
Adjustments to net assets allocated to contracts in payout phase

Decrease in net assets resulting from contract transactions	(2,947,602)	(2,403,394)	(128,901,209)	(3,576,528)	(148,618,213)	(1,383,446)

Total increase (decrease) in net assets	(1,043,436)	3,774,674	(114,202,353)	53,517,365	(138,002,033)	60,278,503

NET ASSETS:
Beginning of period	26,019,486	22,244,812	291,016,048	237,498,683	272,315,689	212,037,186

End of period	$24,976,050	$26,019,486	$176,813,695	$291,016,048	$134,313,656	$272,315,689

CHANGES IN UNITS OUTSTANDING:
Units issued	262,307	279,989	1,665,929	2,766,973	1,568,577	2,914,290
Units redeemed	(430,245)	(442,906)	(8,824,220)	(2,987,730)	(9,980,760)	(2,902,577)

Net increase (decrease)	(167,938)	(162,917)	(7,158,291)	(220,757)	(8,412,183)	11,713

The accompanying notes are an integral part of these financial statements.						(Continued )

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2010 AND 2009

	INVESTMENT DIVISIONS

	MAXIM MODERATELY CONSERVATIVE PROFILE I PORTFOLIO		MAXIM MONEY MARKET PORTFOLIO		MAXIM SMALL-CAP GROWTH PORTFOLIO
	2010	2009	2010	2009	2010	2009
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$530,717	$1,218,177	$(749,359)	$(905,309)	$(143,812)	$(127,115)
Net realized gain (loss)	(792,965)	144,758			(523,212)	(1,062,076)
Change in net unrealized appreciation (depreciation) on investments	3,259,735	11,011,776			3,751,710	4,859,240

Increase (decrease) in net assets resulting from operations	2,997,487	12,374,711	(749,359)	(905,309)	3,084,686	3,670,049

CONTRACT TRANSACTIONS:
Purchase payments received	6,728,001	9,031,729	2,458,521	2,584,398	4,888
Transfers for contract benefits and terminations	(7,405,623)	(5,415,097)	(12,011,314)	(12,784,222)	(1,400,341)	(990,745)
Net transfers	(29,735,719)	(3,826,407)	(3,184,457)	(3,059,861)	(783,181)	(578,616)
Contract maintenance charges	(56,026)	(83,693)	(21,584)	(36,119)	(6,001)	(5,841)
Adjustments to net assets allocated to contracts in payout phase			71	103,017

Decrease in net assets resulting from contract transactions	(30,469,367)	(293,468)	(12,758,763)	(13,192,787)	(2,184,635)	(1,575,202)

Total increase (decrease) in net assets	(27,471,880)	12,081,243	(13,508,122)	(14,098,096)	900,051	2,094,847

NET ASSETS:
Beginning of period	69,116,861	57,035,618	89,463,402	103,561,498	15,207,028	13,112,181

End of period	$41,644,981	$69,116,861	$75,955,280	$89,463,402	$16,107,079	$15,207,028

CHANGES IN UNITS OUTSTANDING:
Units issued	606,876	895,936	993,287	807,183	47,369	47,805
Units redeemed	(2,378,509)	(917,201)	(1,727,436)	(1,447,494)	(172,782)	(157,590)

Net decrease	(1,771,633)	(21,265)	(734,149)	(640,311)	(125,413)	(109,785)

The accompanying notes are an integral part of these financial statements.	(Continued	)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2010 AND 2009

	INVESTMENT DIVISIONS

	MAXIM STOCK INDEX PORTFOLIO		MAXIM T. ROWE PRICE EQUITY/INCOME PORTFOLIO		MAXIM T. ROWE PRICE MIDCAP GROWTH PORTFOLIO
	2010	2009	2010	2009	2010	2009

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$906,566	$1,337,693	$455,716	$515,336	$(210,748)	$(178,719)
Net realized loss	(15,967,878)	(22,872,906)	(1,856,234)	(4,125,033)	(4,339,370)	(1,199,907)
Change in net unrealized appreciation (depreciation) on investments	41,640,227	62,950,019	9,061,710	14,658,636	15,529,782	29,420,619

Increase in net assets resulting from operations	26,578,915	41,414,806	7,661,192	11,048,939	10,979,664	28,041,993

CONTRACT TRANSACTIONS:
Purchase payments received	5,054,214	5,291,491	2,219,899	2,303,473	4,402,974	8,070,097
Transfers for contract benefits and terminations	(20,371,014)	(15,834,294)	(6,340,398)	(4,762,280)	(11,570,997)	(5,480,060)
Net transfers	(6,696,412)	(7,204,941)	(1,929,871)	(537,410)	(31,775,875)	(5,204,359)
Contract maintenance charges	(90,054)	(85,411)	(28,160)	(23,575)	(47,494)	(71,777)
Adjustments to net assets allocated to contracts in payout phase	13,376	62,047	2,225	8,545

Decrease in net assets resulting from contract transactions	(22,089,890)	(17,771,108)	(6,076,305)	(3,011,247)	(38,991,392)	(2,686,099)

Total increase (decrease) in net assets	4,489,025	23,643,698	1,584,887	8,037,692	(28,011,728)	25,355,894

NET ASSETS:
Beginning of period	201,701,288	178,057,590	58,923,667	50,885,975	87,611,366	62,255,472

End of period	$206,190,313	$201,701,288	$60,508,554	$58,923,667	$59,599,638	$87,611,366

CHANGES IN UNITS OUTSTANDING:
Units issued	1,073,549	1,257,243	432,449	585,198	434,488	786,896
Units redeemed	(1,662,066)	(1,631,089)	(654,765)	(655,468)	(2,049,059)	(850,107)

Net decrease	(588,517)	(373,846)	(222,316)	(70,270)	(1,614,571)	(63,211)

The accompanying notes are an integral part of these financial statements.	(Continued	)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2010 AND 2009

	INVESTMENT DIVISIONS

	MAXIM U.S. GOVERNMENT MORTGAGE SECURITIES PORTFOLIO		MFS CORE GROWTH FUND		OPPENHEIMER CAPITAL APPRECIATION FUND
	2010	2009	2010	2009	2010	2009
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$1,103,517	$1,283,121	$(1,642)	$(1,439)	$(26,391)	$(24,014)
Net realized gain (loss)	703,485	419,122	211	(2,702)	(302,520)	(241,471)
Change in net unrealized appreciation (depreciation) on investments	49,191	309,493	24,601	43,487	541,247	1,261,383

Increase in net assets resulting from operations	1,856,193	2,011,736	23,170	39,346	212,336	995,898

CONTRACT TRANSACTIONS:
Purchase payments received	1,480,204	1,508,649	16	768	268,557	366,229
Transfers for contract benefits and terminations	(4,855,118)	(3,552,141)	(27,973)	(3,294)	(464,286)	(249,145)
Net transfers	(501,355)	(711,620)	(2,682)	(6,901)	(510,566)	54,578
Contract maintenance charges	(7,511)	(7,460)	(38)	(58)	(1,390)	(2,817)
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	(3,883,780)	(2,762,572)	(30,677)	(9,485)	(707,685)	168,845

Total increase (decrease) in net assets	(2,027,587)	(750,836)	(7,507)	29,861	(495,349)	1,164,743

NET ASSETS:
Beginning of period	40,459,866	41,210,702	206,835	176,974	3,429,372	2,264,629

End of period	$38,432,279	$40,459,866	$199,328	$206,835	$2,934,023	$3,429,372

CHANGES IN UNITS OUTSTANDING:
Units issued	308,600	338,390	975	544	92,284	203,458
Units redeemed	(512,981)	(457,443)	(4,000)	(1,677)	(162,187)	(185,763)

Net increase (decrease)	(204,381)	(119,053)	(3,025)	(1,133)	(69,903)	17,695

The accompanying notes are an integral part of these financial statements.						(Continued )

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2010 AND 2009

	INVESTMENT DIVISIONS

	OPPENHEIMER GLOBAL FUND		PIMCO TOTAL RETURN PORTFOLIO		PIONEER EQUITY INCOME VCT PORTFOLIO II
	2010	2009	2010	2009	2010	2009

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income	$54,640	$6,012	$474,928	$719,319	$18,329	$23,619
Net realized gain (loss)	(263,935)	(996,179)	1,337,675	184,382	(155,590)	(245,974)
Change in net unrealized appreciation (depreciation) on investments	2,508,583	4,258,641	(268,097)	953,318	383,227	347,722

Increase in net assets resulting from operations	2,299,288	3,268,474	1,544,506	1,857,019	245,966	125,367

CONTRACT TRANSACTIONS:
Purchase payments received	2,322,947	1,618,079	1,944,536	1,373,678	83,266	78,883
Transfers for contract benefits and terminations	(1,391,076)	(1,009,191)	(2,263,067)	(2,230,231)	(231,698)	(126,685)
Net transfers	1,861,145	1,474,012	1,527,772	4,277,396	951,865	(171,768)
Contract maintenance charges	(35,468)	(15,535)	(22,938)	(12,755)	(1,947)	(391)
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	2,757,548	2,067,365	1,186,303	3,408,088	801,486	(219,961)

Total increase (decrease) in net assets	5,056,836	5,335,839	2,730,809	5,265,107	1,047,452	(94,594)

NET ASSETS:
Beginning of period	13,140,314	7,804,475	19,562,612	14,297,505	1,060,376	1,154,970

End of period	$18,197,150	$13,140,314	$22,293,421	$19,562,612	$2,107,828	$1,060,376

CHANGES IN UNITS OUTSTANDING:
Units issued	547,517	513,717	562,216	669,830	96,702	19,645
Units redeemed	(352,118)	(340,333)	(502,406)	(445,343)	(40,358)	(40,227)

Net increase (decrease)	195,399	173,384	59,810	224,487	56,344	(20,582)

The accompanying notes are an integral part of these financial statements.						(Continued )

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2010 AND 2009

	INVESTMENT DIVISIONS

	PUTNAM HIGH YIELD ADVANTAGE FUND		PUTNAM INTERNATIONAL CAPITAL OPPORTUNITIES FUND		RIDGEWORTH SMALL CAP GROWTH STOCK FUND
	2010	2009	2010	2009	2010	2009
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$115,382	$74,649	$5,173	$(1,332)	$(57,841)	$(47,483)
Net realized gain (loss)	126,934	117,630	234,736	144,220	(289,586)	(2,520,720)
Change in net unrealized appreciation on investments	(53,551)	162,149	306,012	162,728	2,075,601	4,294,610

Increase in net assets resulting from operations	188,765	354,428	545,921	305,616	1,728,174	1,726,407

CONTRACT TRANSACTIONS:
Purchase payments received	181,512	112,697	677,928	134,639	1,004,386	1,191,600
Transfers for contract benefits and terminations	(223,660)	(187,365)	(220,535)	(112,803)	(574,983)	(618,642)
Net transfers	(24,753)	1,254,938	415,210	1,372,500	(482,385)	(134,102)
Contract maintenance charges	(341)	(584)	(12,524)	(1,093)	(3,792)	(3,043)
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	(67,242)	1,179,686	860,079	1,393,243	(56,774)	435,813

Total increase in net assets	121,523	1,534,114	1,406,000	1,698,859	1,671,400	2,162,220

NET ASSETS:
Beginning of period	1,718,781	184,667	1,813,741	114,882	7,556,427	5,394,207

End of period	$1,840,304	$1,718,781	$3,219,741	$1,813,741	$9,227,827	$7,556,427

CHANGES IN UNITS OUTSTANDING:
Units issued	126,928	266,825	534,919	372,905	420,307	517,320
Units redeemed	(134,203)	(133,784)	(422,163)	(171,209)	(425,568)	(471,794)

Net increase (decrease)	(7,275)	133,041	112,756	201,696	(5,261)	45,526

The accompanying notes are an integral part of these financial statements.						(Continued )

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2010 AND 2009

	INVESTMENT DIVISIONS

	ROYCE TOTAL RETURN FUND		RS SELECT GROWTH FUND		RS SMALL CAP GROWTH FUND
	2010	2009	2010	2009	2010	2009
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment loss	$20,069	$4,395	$(2,097)	$(1,822)	$(14,884)	$(12,460)
Net realized gain (loss)	169,614	(4,462)	1,603	(5,908)	42,827	(23,810)
Change in net unrealized appreciation on investments	415,452	248,912	65,098	85,381	300,651	481,871

Increase in net assets resulting from operations	605,135	248,845	64,604	77,651	328,594	445,601

CONTRACT TRANSACTIONS:
Purchase payments received	402,370	164,816	1,910	690	2,936	3,296
Transfers for contract benefits and terminations	(151,688)	(60,543)	(11,753)	(12,794)	(121,701)	(101,829)
Net transfers	2,911,481	518,500	(1,230)	(22,276)	(57,514)	(68,073)
Contract maintenance charges	(12,059)	(2,607)	(141)	(138)	(952)	(893)
Adjustments to net assets allocated to contracts in payout phase

Decrease in net assets resulting from contract transactions	3,150,104	620,166	(11,214)	(34,518)	(177,231)	(167,499)

Total increase in net assets	3,755,239	869,011	53,390	43,133	151,363	278,102

NET ASSETS:
Beginning of period	1,138,705	269,694	222,121	178,988	1,369,451	1,091,349

End of period	$4,893,944	$1,138,705	$275,511	$222,121	$1,520,814	$1,369,451

CHANGES IN UNITS OUTSTANDING:
Units issued	463,899	169,008	1,359	2,012	7,147	7,074
Units redeemed	(132,562)	(75,633)	(2,336)	(5,637)	(37,933)	(54,072)

Net decrease	331,337	93,375	(977)	(3,625)	(30,786)	(46,998)

The accompanying notes are an integral part of these financial statements.	(Concluded	)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2010

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The FutureFunds Series Account (the Series Account), a separate account of Great-West Life & Annuity Insurance Company (the Company), is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and exists in accordance with regulations of the Colorado Division of Insurance. The Series Account is a funding vehicle for both group and individual variable annuity contracts. The Series Account consists of numerous investment divisions (Investment Divisions), each being treated as an individual accounting entity for financial reporting purposes, and each investing all of its investible assets in the named underlying mutual fund.

Under applicable insurance law, the assets and liabilities of each of the Investment Divisions of the Series Account are clearly identified and distinguished from the Company’s other assets and liabilities. The portion of the Series Account’s assets applicable to the reserves and other contract liabilities with respect to the Series Account is not chargeable with liabilities arising out of any other business the Company may conduct.

The preparation of financial statements and financial highlights of each of the Investment Divisions in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent liabilities at the date of the financial statements and financial highlights and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Security Valuation

Mutual fund investments held by the Investment Divisions are valued at the reported net asset values of such underlying mutual funds, which value their investment securities at fair value.

The Series Account classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Series Account’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. The three levels are defined as follows:

Level 1 – Valuations based on unadjusted quoted prices for identical securities in active markets.

Level 2 – Valuations based on either directly or indirectly observable inputs. These may include quoted prices for similar assets in active markets.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances.

During 2010, the only investments of each of the Investment Divisions of the Series Account were in underlying registered investment companies that are actively traded, therefore 100% of the investments are valued using Level 1 inputs. The Series Account recognizes transfers between the levels as of the beginning of the quarter in which the transfer occurred. There were no transfers between Levels 1 and 2 during the year.

Risk Factors

Investing in the Series Account may involve certain risks including, but not limited to, those described below.

Unforeseen developments in market conditions may result in the decline of prices of, and the income generated by, the securities held by the Investment Divisions. These events may have adverse effects on the Investment Divisions such as a decline in the value and liquidity of many securities held by the Investment Divisions, and a decrease in net asset value.

The Investment Divisions investing in stocks may involve larger price fluctuation and greater potential for loss than other types of investments. This may cause the Investment Divisions to be subject to larger short-term declines in value.

The Investment Divisions may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Investment Divisions to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers, such as greater price volatility and less liquidity.

The Series Account may have Investment Divisions that primarily invest in bonds. Fixed income securities are subject to credit risk, which is the possibility that a security could have its credit rating downgraded or that the issuer of the security could fail to make timely payments or default on payments of interest or principal. Additionally, fixed income securities are subject to interest rate risk, meaning the decline in the price of debt securities that accompanies a rise in interest rates. Bonds with longer maturities are subject to greater price fluctuations than bonds with shorter maturities.

The Investment Divisions may be invested in bonds which are rated below investment grade. These high yield bonds may be more susceptible than higher grade bonds to real or perceived adverse economic or industry conditions. The secondary market, on which high yield bonds are traded, may also be less liquid than the market for higher grade bonds.

The Investment Divisions may invest in securities of governmental agencies. Investments in securities of governmental agencies may only be guaranteed by the respective agency’s limited authority to borrow from the U.S. Government and may not be guaranteed by the full faith and credit of the U.S. Government.

Security Transactions and Investment Income

Transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date and the amounts distributed to the Investment Division for its share of dividends are reinvested in additional full and fractional shares of the related mutual funds.

Contracts in the Payout Phase

Net assets of each Investment Division allocated to contracts in the payout phase are computed according to the 2000 Individual Annuitant Mortality Table. The assumed investment return is 5 percent. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the variable annuity account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company. Any adjustments to these amounts are reflected in Adjustments to net assets allocated to contracts in payout phase on the Statement of Changes in Net Assets of the applicable Investment Divisions.

Federal Income Taxes

The operations of each of the Investment Divisions of the Series Account are included in the federal income tax return of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (IRC). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of each of the Investment Divisions of the Series Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Series Account for federal income taxes. The Company will review periodically the status of the federal income taxes policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

Purchase Payments Received

Purchase payments received from contract owners by the Company are credited as accumulation units, and are reported as Contract Transactions on the Statement of Changes in Net Assets of the applicable Investment Divisions.

Net Transfers

Net transfers include transfers between Investment Divisions of the Series Account as well as transfers between other investment options of the Company, not included in the Series Account.

Application of Recent Accounting Pronouncements

In January 2010, the FASB issued ASU No. 2010-06 “Fair Value Measurements and Disclosures: Improving Disclosures about Fair Value Measurements” (ASU No. 2010-06). ASU No. 2010-06 provides for disclosure of significant transfers in and out of the fair value hierarchy Levels 1 and 2, and the reasons for these transfers. In addition, ASU No. 2010-06 provides for separate disclosure about purchases, sales, issuances and settlements in the Level 3 hierarchy roll forward activity. ASU No. 2010-06 is effective for interim and annual periods beginning after December 31, 2009 except for the provisions relating to purchases, sales, issuances and settlements of Level 3 investments, which are effective for fiscal years beginning after December 15, 2010. The Series Account adopted the disclosure provisions of ASU 2010-06 for its fiscal year beginning January 1, 2010 and will adopt the Level 3 purchase, sales, issuances and settlement provisions for its fiscal year beginning January 1, 2011. The adoption of ASC No. 2010-06 did not have an impact on the Series Account’s financial position or the results of its operations.

2.	PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2010 were as follows:

Investment Division	Purchases		Sales

Alger Balanced Portfolio	$103,146	$	378,223
Alger Mid Cap Growth Portfolio	514,885		3,097,470
American Century Equity Income Fund	1,587,916		1,681,818
American Century Income & Growth Fund	24,487		1,745
American Funds Growth Fund of America	1,818,981		1,155,304
Artisan International Fund	2,699,864		5,019,262
Columbia Asset Allocation Fund Variable Series	4,548		78,648
Columbia Mid Cap Value Fund	1,656,677		1,029,852
Davis New York Venture Fund	1,253,389		1,737,369
Federated Capital Appreciation Fund	374,092		863,808
Fidelity VIP Contrafund Portfolio	2,535,846		3,713,629

Fidelity VIP Growth Portfolio	1,379,188	7,216,295
Franklin Small-Mid Cap Growth Fund	15	23,137
Invesco Dynamics Fund	23,110	248,323
Invesco Large Cap Growth Fund	36,931	68,059
Invesco Small Cap Growth Fund	138,193	244,026
Invesco Van Kampen American Value Fund	2,925,531	572,784
Invesco Van Kampen Comstock Fund	368,404	478,943
Janus Aspen Worldwide Portfolio	155,084	186,077
Janus Fund	1,187	26,965
Janus Twenty Fund	29,025	621,819
Janus Worldwide Fund	12,495	285,267
Jensen Portfolio	10,747	219,344
Legg Mason Capital Management Value Trust	0	499,718
Lord Abbett Value Opportunities Fund	2,212,707	1,669,027
Mainstay U.S. Small Cap Fund	3,533	38,193
Maxim Aggressive Profile I Portfolio	7,620,052	59,821,863
Maxim Ariel Midcap Value Portfolio	1,430,481	7,254,883
Maxim Ariel Small-Cap Value Portfolio	4,006,410	3,863,416
Maxim Bond Index Portfolio	3,463,696	4,558,177
Maxim Conservative Profile I Portfolio	9,347,185	32,285,101
Maxim Index 600 Portfolio	2,195,093	3,762,216
Maxim Invesco ADR Portfolio	1,521,792	1,820,906
Maxim Lifetime 2015 Portfolio I	57,746	661
Maxim Lifetime 2015 Portfolio II	4,249,004	531,363
Maxim Lifetime 2025 Portfolio I	130,160	316
Maxim Lifetime 2025 Portfolio II	1,859,887	369,857
Maxim Lifetime 2035 Portfolio I	83,263	7,890
Maxim Lifetime 2035 Portfolio II	3,697,743	379,345
Maxim Lifetime 2045 Portfolio I	36,825	2,419
Maxim Lifetime 2045 Portfolio II	3,242,629	230,567
Maxim Lifetime 2055 Portfolio II	942,859	30,679
Maxim Loomis Sayles Bond Portfolio	6,907,056	34,526,375
Maxim Loomis Sayles Small-Cap Value Portfolio	1,504,486	2,183,207
Maxim MFS International Value Portfolio	1,245,654	4,102,000
Maxim Moderate Profile I Portfolio	28,694,961	140,942,796
Maxim Moderately Aggressive Profile I Portfolio	20,809,771	158,091,763
Maxim Moderately Conservative Profile I Portfolio	12,746,908	37,505,440
Maxim Money Market Portfolio	4,506,600	17,772,896
Maxim Small-Cap Growth Portfolio	944	2,340,899
Maxim Stock Index Portfolio	4,397,026	25,526,324
Maxim T. Rowe Price Equity/Income Portfolio	2,135,714	7,763,733
Maxim T. Rowe Price Midcap Growth Portfolio	7,533,237	44,395,601
Maxim U.S. Government Mortgage Securities Portfolio	4,084,981	6,358,899
MFS Core Growth Fund	172	32,492
Oppenheimer Capital Appreciation Fund	377,565	1,102,989
Oppenheimer Global Fund	4,344,462	1,389,111
Pimco Total Return Portfolio	6,498,688	3,674,650
Pioneer Equity Income VCT Portfolio II	1,146,321	326,055
Putnam High Yield Advantage Fund	1,239,757	1,188,456
Putnam International Capital Opportunities Fund	3,091,600	2,226,147
Ridgeworth Small Cap Growth Stock Fund	2,887,394	2,996,236
Royce Total Return Fund	3,731,975	565,920
RS Select Growth Fund	6,249	19,557
RS Small Cap Growth Fund	4,055	196,285

3.	EXPENSES AND RELATED PARTY TRANSACTIONS

Contract Maintenance Charges

The Company deducts from each participant’s account, a $30 annual maintenance charge on the first day of each calendar year. If the account is established after the beginning of the year, the charge is deducted on the first day of the next calendar quarter and is prorated for the portion of the year remaining and is recorded as Contract maintenance charges on the Statement of Changes in Net Assets of the applicable Investment Divisions.

Charges Incurred for Total or Partial Surrenders

The Company deducts charges for total or partial surrenders of a contract in excess of the “free amount” before the retirement date by a deduction from a participant’s account. The “free amount” is an amount equal to 10% of the participant account value at December 31 of the calendar year prior to the partial or total surrender. This charge is recorded as Transfers for contract benefits and terminations on the Statement of Changes in Net Assets of the applicable Investment Divisions.

Deductions for Premium Taxes

The Company may deduct from each participant’s account an amount to pay any premium tax levied by any governmental entity as a result of the existence of the policy owners’ accounts or of the Account. This charge is netted with Purchase payments received on the Statement of Changes in Net Assets of the applicable Investment Divisions.

Deductions for Assumption of Mortality and Expense Risks

The Company deducts an amount, computed and accrued daily, from the unit value of each Investment Division of the Series Account, equal to an annual rate of 0.00% to 1.25%, depending on the size of the contract. These charges compensate the Company for its assumption of certain mortality, death benefit and expense risks. The level of this charge is guaranteed and will not change. These charges are recorded as Mortality and expense risk in the Statement of Operations of the applicable Investment Divisions.

Related Party Transactions

Maxim Series Fund, Inc., portfolios of which are underlying certain Investment Divisions, are registered investment companies affiliated with the Company. GW Capital Management, LLC, (doing business as Maxim Capital Management, LLC (“MCM”)) a wholly owned subsidiary of the Company, serves as investment adviser to Maxim Series Fund, Inc. Fees are assessed against the average daily net assets of the portfolios of Maxim Series Fund, Inc. to compensate MCM for investment advisory services.

4.	FINANCIAL HIGHLIGHTS

For each Investment Division, the accumulation units outstanding, net assets, the range of lowest to highest expense ratio (excluding expenses of the underlying funds), total return and accumulation unit fair values for each year or period ended December 31 are included on the following pages. In certain instances the lowest unit fair value and total return exceed the highest due to the impact of contracts which were not in force for the full year.

The Expense Ratios represent the annualized contract expenses of the respective Investment Divisions of the Series Account, consisting of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

The Total Return amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These returns do not include any expenses assessed through the redemption of units. Investment Divisions with a date notation indicate the effective date that the investment option was available in the Series Account. The total returns are calculated for each period indicated or from the effective date through the end of the reporting period and are not annualized for periods less than one year. As the total returns for the Investment Divisions of the Series Account are presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

The Investment Income Ratio represents the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying mutual fund divided by average net assets during the period. It is not annualized for periods less than one year. The ratio excludes those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Investment Division is affected by the timing of the declaration of dividends by the underlying fund in which the Investment Division invests. The Investment Income Ratios for each of the Investment Divisions are disclosed on the Statement of Operations.

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

	At December 31					For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)	Unit Fair Value lowest to highest			Net Assets (000s)	Expense Ratio lowest to highest			Total Return lowest to highest

ALGER BALANCED PORTFOLIO
2010	154	$12.79	to	$14.73	$2,020	0.00%	to	1.25%	8.94%	to	10.34%
2009	179	$11.74	to	$13.35	$2,150	0.00%	to	1.25%	27.61%	to	29.24%
2008	198	$9.20	to	$10.33	$1,856	0.00%	to	1.25%	(32.60)%	to	(31.77)%
2007	240	$13.65	to	$15.14	$3,328	0.00%	to	1.25%	10.98%	to	12.40%
2006	286	$12.30	to	$13.47	$3,537	0.00%	to	1.25%	3.45%	to	4.66%
ALGER MID CAP GROWTH PORTFOLIO
2010	891	$15.32	to	$17.64	$13,862	0.00%	to	1.25%	17.94%	to	19.35%
2009	1,066	$12.99	to	$14.78	$14,118	0.00%	to	1.25%	49.83%	to	51.75%
2008	1,051	$8.67	to	$9.74	$9,296	0.00%	to	1.25%	(58.89)%	to	(58.36)%
2007	1,203	$21.09	to	$23.39	$25,815	0.00%	to	1.25%	29.94%	to	31.55%
2006	1,175	$16.23	to	$17.78	$19,185	0.00%	to	1.25%	8.78%	to	10.16%
AMERICAN CENTURY EQUITY INCOME FUND
2010	590	$19.55	to	$22.29	$11,274	0.00%	to	1.25%	11.91%	to	13.26%
2009	613	$17.47	to	$19.68	$10,336	0.00%	to	1.25%	10.85%	to	12.26%
2008	639	$15.76	to	$17.53	$10,055	0.00%	to	1.25%	(21.04)%	to	(20.06)%
2007	684	$19.96	to	$21.93	$13,770	0.00%	to	1.25%	0.50%	to	1.81%
2006	749	$19.86	to	$21.54	$14,501	0.00%	to	1.25%	18.00%	to	19.40%
AMERICAN CENTURY INCOME & GROWTH FUND
2010	25	$10.20	to	$16.35	$260	0.00%	to	0.75%	13.21%	to	14.10%
2009	23	$9.01	to	$14.33	$207	0.00%	to	0.75%	17.01%	to	17.85%
2008	21	$7.70	to	$12.16	$159	0.00%	to	0.75%	(35.13)%	to	(34.66)%
2007	24	$11.87	to	$18.61	$280	0.00%	to	0.75%	(1.08)%	to	(0.27)%
2006	51	$12.00	to	$18.66	$615	0.00%	to	0.75%	16.28%	to	17.14%
AMERICAN FUNDS GROWTH FUND OF AMERICA
(Effective date 08/10/2006)
2010	758	$10.47	to	$11.06	$8,131	0.00%	to	1.25%	10.56%	to	11.94%
2009	695	$9.47	to	$9.88	$6,680	0.00%	to	1.25%	32.45%	to	34.24%
2008	750	$7.15	to	$7.36	$5,440	0.00%	to	1.25%	(39.97)%	to	(39.27)%
2007	304	$11.91	to	$12.12	$3,641	0.00%	to	1.25%	9.27%	to	10.58%
2006	203	$10.90	to	$10.96	$2,215	0.00%	to	1.25%	9.00%	to	9.60%
ARTISAN INTERNATIONAL FUND
2010	1,386	$10.66	to	$12.16	$16,376	0.00%	to	1.25%	4.61%	to	5.92%
2009	1,603	$10.19	to	$11.48	$18,206	0.00%	to	1.25%	38.08%	to	39.66%
2008	1,575	$7.38	to	$8.22	$12,538	0.00%	to	1.25%	(47.62)%	to	(46.93)%
2007	1,415	$14.09	to	$15.49	$20,834	0.00%	to	1.25%	18.20%	to	19.71%
2006	1,127	$11.92	to	$12.94	$14,063	0.00%	to	1.25%	24.04%	to	25.63%

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

	At December 31					For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)	Unit Fair Value lowest to highest			Net Assets (000s)	Expense Ratio lowest to highest			Total Return lowest to highest

COLUMBIA ASSET ALLOCATION FUND VARIABLE SERIES
2010	7	$15.18	to	$17.85	$109	0.00%	to	0.75%	12.61%	to	13.19%
2009	13	$13.48	to	$15.77	$169	0.00%	to	0.75%	22.99%	to	24.17%
2008	13	$10.96	to	$12.70	$138	0.00%	to	0.75%	(28.83)%	to	(28.29)%
2007	14	$15.40	to	$17.71	$210	0.00%	to	0.75%	8.37%	to	9.12%
2006	25	$14.21	to	$16.23	$359	0.00%	to	0.75%	10.93%	to	11.85%
COLUMBIA MID CAP VALUE FUND
(Effective date 05/27/2008)
2010	276	$9.51	to	$9.82	$2,693	0.00%	to	1.25%	21.15%	to	22.60%
2009	211	$7.85	to	$8.01	$1,686	0.00%	to	1.25%	30.18%	to	31.96%
2008	104	$6.03	to	$6.07	$631	0.00%	to	1.25%	(39.70)%	to	(39.30)%
DAVIS NEW YORK VENTURE FUND
(Effective date 08/10/2006)
2010	480	$9.71	to	$10.26	$4,796	0.00%	to	1.25%	10.34%	to	11.76%
2009	531	$8.80	to	$9.18	$4,786	0.00%	to	1.25%	29.99%	to	31.52%
2008	574	$6.77	to	$6.98	$3,957	0.00%	to	1.25%	(41.03)%	to	(40.24)%
2007	267	$11.48	to	$11.68	$3,078	0.00%	to	1.25%	3.33%	to	4.66%
2006	183	$11.11	to	$11.16	$2,031	0.00%	to	1.25%	11.10%	to	11.60%
FEDERATED CAPITAL APPRECIATION FUND
2010	379	$11.64	to	$12.97	$4,639	0.00%	to	1.25%	11.17%	to	12.59%
2009	424	$10.47	to	$11.52	$4,641	0.00%	to	1.25%	12.70%	to	14.17%
2008	586	$9.29	to	$10.09	$5,703	0.00%	to	1.25%	(29.83)%	to	(28.99)%
2007	482	$13.24	to	$14.21	$6,561	0.00%	to	1.25%	9.24%	to	10.58%
2006	452	$12.12	to	$12.85	$5,602	0.00%	to	1.25%	14.56%	to	16.08%
FIDELITY VIP CONTRAFUND PORTFOLIO
2010	1,911	$19.35	to	$22.52	$37,574	0.00%	to	1.25%	15.73%	to	17.17%
2009	1,991	$16.72	to	$19.22	$33,683	0.00%	to	1.25%	34.08%	to	35.73%
2008	1,811	$12.47	to	$14.16	$22,951	0.00%	to	1.25%	(43.24)%	to	(42.51)%
2007	1,844	$21.97	to	$24.63	$41,133	0.00%	to	1.25%	16.12%	to	17.57%
2006	1,858	$18.92	to	$20.95	$35,129	0.00%	to	1.25%	10.32%	to	11.73%
FIDELITY VIP GROWTH PORTFOLIO
2010	3,109	$24.61	to	$14.23	$62,499	0.00%	to	1.25%	22.62%	to	24.17%
2009	3,401	$20.07	to	$11.46	$56,118	0.00%	to	1.25%	26.70%	to	28.33%
2008	3,951	$15.84	to	$8.93	$50,818	0.00%	to	1.25%	(47.83)%	to	(47.19)%
2007	4,346	$30.36	to	$16.91	$107,982	0.00%	to	1.25%	25.35%	to	27.05%
2006	4,817	$24.22	to	$13.31	$96,538	0.00%	to	1.25%	5.53%	to	6.82%

(Continued)

FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

	At December 31					For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)	Unit Fair Value lowest to highest			Net Assets (000s)	Expense Ratio lowest to highest				Total Return lowest to highest

FRANKLIN SMALL-MID CAP GROWTH FUND
2010	10	$9.63	to	$22.38	$98	0.00%	to	0.75	%	27.38	%	to	28.47%
2009	13	$7.56	to	$17.42	$96	0.00%	to	0.75	%	42.11	%	to	43.14%
2008	13	$5.32	to	$12.17	$70	0.00%	to	0.75	%	(42.92)%		to	(42.51)%
2007	14	$9.32	to	$21.17	$126	0.00%	to	0.75	%	10.82	%	to	11.66%
2006	14	$8.41	to	$18.96	$115	0.00%	to	0.75	%	6.73	%	to	7.54%
INVESCO DYNAMICS FUND
2010	199	$6.99	to	$7.98	$1,494	0.00%	to	1.25	%	21.78	%	to	23.34%
2009	227	$5.74	to	$6.47	$1,421	0.00%	to	1.25	%	41.03	%	to	42.83%
2008	254	$4.07	to	$4.53	$1,082	0.00%	to	1.25	%	(47.69)%		to	(47.02)%
2007	313	$7.78	to	$8.55	$2,497	0.00%	to	1.25	%	10.98	%	to	12.35%
2006	340	$7.01	to	$7.61	$2,461	0.00%	to	1.25	%	15.11	%	to	16.54%
INVESCO LARGE CAP GROWTH FUND
2010	87	$6.46	to	$7.37	$595	0.00%	to	1.25	%	15.56	%	to	17.17%
2009	92	$5.59	to	$6.29	$542	0.00%	to	1.25	%	23.40	%	to	24.80%
2008	101	$4.53	to	$5.04	$482	0.00%	to	1.25	%	(38.78)%		to	(38.01)%
2007	113	$7.40	to	$8.13	$872	0.00%	to	1.25	%	14.02	%	to	15.48%
2006	140	$6.49	to	$7.04	$945	0.00%	to	1.25	%	5.70	%	to	7.15%
INVESCO SMALL CAP GROWTH FUND
2010	52	$14.31	to	$15.94	$768	0.00%	to	1.25	%	24.65	%	to	26.31%
2009	58	$11.48	to	$12.62	$687	0.00%	to	1.25	%	32.87	%	to	34.54%
2008	69	$8.64	to	$9.38	$608	0.00%	to	1.25	%	(39.54)%		to	(38.81)%
2007	89	$14.29	to	$15.33	$1,301	0.00%	to	1.25	%	10.01	%	to	11.41%
2006	112	$12.99	to	$13.76	$1,479	0.00%	to	1.25	%	12.86	%	to	14.29%
INVESCO VAN KAMPEN AMERICAN VALUE FUND
(Effective date 05/27/2008)
2010	385	$10.15	to	$10.48	$4,015	0.00%	to	1.25	%	19.98	%	to	21.44%
2009	129	$8.46	to	$8.63	$1,108	0.00%	to	1.25	%	37.34	%	to	38.97%
2008	19	$6.16	to	$6.21	$119	0.00%	to	1.25	%	(38.40)%		to	(37.90)%
INVESCO VAN KAMPEN COMSTOCK FUND
(Effective date 08/10/2006)
2010	168	$9.84	to	$10.39	$1,698	0.00%	to	1.25	%	13.89	%	to	15.32%
2009	183	$8.64	to	$9.01	$1,616	0.00%	to	1.25	%	27.62	%	to	29.08%
2008	163	$6.77	to	$6.98	$1,118	0.00%	to	1.25	%	(36.91)%		to	(36.08)%
2007	116	$10.73	to	$10.92	$1,250	0.00%	to	1.25	%	(3.33)%		to	(2.06)%

(Continued)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

	At December 31					For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)	Unit Fair Value lowest to highest			Net Assets (000s)	Expense Ratio lowest to highest			Total Return lowest to highest

JANUS ASPEN WORLDWIDE PORTFOLIO
2010	125	$14.18	to	$17.13	$1,706	0.00%	to	0.95%	14.72%	to	15.51%
2009	126	$12.36	to	$14.83	$1,507	0.00%	to	0.95%	36.42%	to	38.08%
2008	128	$9.06	to	$10.74	$1,103	0.00%	to	0.95%	(45.19)%	to	(44.67)%
2007	149	$16.53	to	$19.41	$2,345	0.00%	to	0.95%	8.61%	to	9.66%
2006	141	$15.22	to	$17.70	$2,036	0.00%	to	0.95%	17.08%	to	18.16%
JANUS FUND
2010	9	$7.14	to	$17.10	$62	0.00%	to	0.75%	10.36%	to	11.40%
2009	12	$6.47	to	$15.35	$80	0.00%	to	0.75%	36.21%	to	37.05%
2008	10	$4.75	to	$11.20	$50	0.00%	to	0.75%	(40.25)%	to	(39.82)%
2007	10	$7.95	to	$18.61	$76	0.00%	to	0.75%	14.39%	to	15.23%
2006	14	$6.95	to	$16.15	$95	0.00%	to	0.75%	9.79%	to	10.54%
JANUS TWENTY FUND
2010	561	$7.67	to	$8.76	$4,461	0.00%	to	1.25%	5.65%	to	6.96%
2009	632	$7.26	to	$8.19	$4,774	0.00%	to	1.25%	41.52%	to	43.43%
2008	700	$5.13	to	$5.71	$3,690	0.00%	to	1.25%	(42.68)%	to	(42.03)%
2007	805	$8.95	to	$9.85	$7,366	0.00%	to	1.25%	34.18%	to	36.05%
2006	918	$6.67	to	$7.24	$6,380	0.00%	to	1.25%	10.98%	to	12.25%
JANUS WORLDWIDE FUND
2010	216	$6.27	to	$7.15	$1,434	0.00%	to	1.25%	14.21%	to	15.51%
2009	256	$5.49	to	$6.19	$1,505	0.00%	to	1.25%	35.89%	to	37.86%
2008	293	$4.04	to	$4.49	$1,244	0.00%	to	1.25%	(45.70)%	to	(45.04)%
2007	351	$7.44	to	$8.17	$2,719	0.00%	to	1.25%	7.98%	to	9.22%
2006	419	$6.89	to	$7.48	$3,014	0.00%	to	1.25%	16.39%	to	17.80%
JENSEN PORTFOLIO
2010	105	$12.01	to	$13.01	$1,289	0.00%	to	1.25%	10.18%	to	11.48%
2009	122	$10.90	to	$11.67	$1,368	0.00%	to	1.25%	27.04%	to	28.67%
2008	149	$8.58	to	$9.07	$1,300	0.00%	to	1.25%	(30.02)%	to	(29.14)%
2007	173	$12.26	to	$12.80	$2,145	0.00%	to	1.25%	5.69%	to	7.02%
2006	169	$11.60	to	$11.96	$1,979	0.00%	to	1.25%	12.29%	to	13.69%
LEGG MASON CAPITAL MANAGEMENT VALUE TRUST
2010	248	$9.05	to	$10.08	$2,248	0.00%	to	1.25%	5.97%	to	7.35%
2009	304	$8.54	to	$9.39	$2,598	0.00%	to	1.25%	39.77%	to	41.63%
2008	384	$6.11	to	$6.63	$2,375	0.00%	to	1.25%	(55.30)%	to	(54.77)%
2007	555	$13.67	to	$14.66	$7,666	0.00%	to	1.25%	(7.20)%	to	(6.09)%
2006	652	$14.73	to	$15.61	$9,624	0.00%	to	1.25%	5.21%	to	6.55%
LORD ABBETT VALUE OPPORTUNITIES FUND
(Effective date 07/31/2009)
2010	73	$13.91	to	$14.16	$1,025	0.00%	to	1.25%	22.99%	to	24.54%
2009	28	$11.31	to	$11.37	$319	0.00%	to	1.25%	13.10%	to	13.70%

(Continued	)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

	At December 31					For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)	Unit Fair Value lowest to highest			Net Assets (000s)	Expense Ratio lowest to highest			Total Return lowest to highest

MAINSTAY U.S. SMALL CAP FUND
(Effective date 08/10/2006)
2010	20	$10.28	to	$10.86	$212	0.00%	to	1.25%	22.53%	to	24.11%
2009	24	$8.39	to	$8.75	$205	0.00%	to	1.25%	46.42%	to	48.31%
2008	52	$5.73	to	$5.90	$303	0.00%	to	1.25%	(37.65)%	to	(36.90)%
2007	65	$9.19	to	$9.35	$601	0.00%	to	1.25%	(18.46)%	to	(17.40)%
2006	24	$11.27	to	$11.32	$273	0.00%	to	1.25%	12.70%	to	13.20%
MAXIM AGGRESSIVE PROFILE I PORTFOLIO
2010	3,487	$16.77	to	$19.19	$64,250	0.00%	to	1.25%	14.16%	to	15.53%
2009	6,871	$14.69	to	$16.61	$112,011	0.00%	to	1.25%	31.28%	to	32.99%
2008	6,701	$11.19	to	$12.49	$82,281	0.00%	to	1.25%	(40.76)%	to	(40.01)%
2007	6,384	$18.89	to	$20.82	$131,080	0.00%	to	1.25%	5.77%	to	7.10%
2006	5,952	$17.86	to	$19.44	$114,056	0.00%	to	1.25%	14.12%	to	15.51%
MAXIM ARIEL MIDCAP VALUE PORTFOLIO
2010	1,325	$43.84	to	$29.08	$47,377	0.00%	to	1.25%	18.07%	to	19.52%
2009	1,546	$37.13	to	$24.33	$45,281	0.00%	to	1.25%	61.36%	to	63.40%
2008	1,576	$23.01	to	$14.89	$29,743	0.00%	to	1.25%	(41.29)%	to	(40.54)%
2007	1,769	$39.19	to	$25.04	$57,526	0.00%	to	1.25%	(2.44)%	to	(1.22)%
2006	2,049	$40.17	to	$25.35	$66,688	0.00%	to	1.25%	9.93%	to	11.33%
MAXIM ARIEL SMALL-CAP VALUE PORTFOLIO
2010	558	$40.63	to	$28.18	$16,674	0.00%	to	1.25%	27.73%	to	29.33%
2009	526	$31.81	to	$21.79	$12,876	0.00%	to	1.25%	64.14%	to	66.21%
2008	2,112	$19.38	to	$13.11	$28,956	0.00%	to	1.25%	(46.61)%	to	(45.94)%
2007	2,336	$36.30	to	$24.25	$59,814	0.00%	to	1.25%	(3.69)%	to	(2.49)%
2006	2,541	$37.69	to	$24.87	$66,695	0.00%	to	1.25%	11.15%	to	12.53%
MAXIM BOND INDEX PORTFOLIO
2010	1,064	$16.56	to	$19.06	$18,251	0.00%	to	1.25%	5.21%	to	6.48%
2009	1,193	$15.74	to	$17.90	$19,047	0.00%	to	1.25%	4.86%	to	6.17%
2008	1,157	$15.01	to	$16.86	$17,661	0.00%	to	1.25%	5.04%	to	6.44%
2007	1,002	$14.29	to	$15.84	$14,654	0.00%	to	1.25%	5.46%	to	6.74%
2006	912	$13.55	to	$14.84	$11,943	0.00%	to	1.25%	2.50%	to	3.78%
MAXIM CONSERVATIVE PROFILE I PORTFOLIO
2010	1,366	$17.15	to	$19.52	$25,650	0.00%	to	1.25%	7.39%	to	8.75%
2009	2,902	$15.97	to	$17.95	$51,166	0.00%	to	1.25%	18.91%	to	20.39%
2008	2,905	$13.43	to	$14.91	$42,653	0.00%	to	1.25%	(14.84)%	to	(13.77)%
2007	2,645	$15.77	to	$17.29	$45,064	0.00%	to	1.25%	4.23%	to	5.56%
2006	2,521	$15.13	to	$16.38	$40,634	0.00%	to	1.25%	6.40%	to	7.76%

(Continued	)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

	At December 31							For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)		Unit Fair Value lowest to highest			Net Assets (000s)		Expense Ratio lowest to highest			Total Return lowest to highest

MAXIM INDEX 600 PORTFOLIO
2010	716		$32.83	to	$23.14	$18,951		0.00%	to	1.25%	24.12%	to	25.69%
2009	781		$26.45	to	$18.41	$16,532		0.00%	to	1.25%	23.43%	to	24.98%
2008	878		$21.43	to	$14.73	$15,318		0.00%	to	1.25%	(32.20)%	to	(31.36)%
2007	875		$31.61	to	$21.46	$22,911		0.00%	to	1.25%	(2.05)%	to	(0.83)%
2006	934		$32.27	to	$21.64	$24,779		0.00%	to	1.25%	13.15%	to	14.56%
MAXIM INVESCO ADR PORTFOLIO
2010	608		$21.47	to	$14.94	$10,250		0.00%	to	1.25%	4.27%	to	5.58%
2009	625		$20.59	to	$14.15	$10,151		0.00%	to	1.25%	29.01%	to	30.66%
2008	703		$15.96	to	$10.83	$8,935		0.00%	to	1.25%	(40.95)%	to	(40.20)%
2007	597		$27.03	to	$18.11	$13,407		0.00%	to	1.25%	6.08%	to	7.41%
2006	692		$25.48	to	$16.86	$14,563		0.00%	to	1.25%	22.32%	to	23.88%
MAXIM LIFETIME 2015 PORTFOLIO I
(Effective date 05/05/2009)
2010	5		$12.45	to	$12.70	$61		0.00%	to	1.25%	9.31%	to	10.63%
MAXIM LIFETIME 2015 PORTFOLIO II
(Effective date 05/05/2009)
2010	321		$12.72	to	$12.98	$4,147		0.00%	to	1.25%	10.23%	to	11.61%
2009	12		$11.54	to	$11.63	$143		0.00%	to	1.25%	15.40%	to	16.30%
MAXIM LIFETIME 2025 PORTFOLIO I
(Effective date 05/05/2009)
2010	11		$12.93	to	$13.20	$141		0.00%	to	1.25%	10.89%	to	12.24%
MAXIM LIFETIME 2025 PORTFOLIO II
(Effective date 05/05/2009)
2010	139		$13.27	to	$13.55	$1,878		0.00%	to	1.25%	11.79%	to	13.29%
2009	24		$11.87	to	$11.96	$285		0.00%	to	1.25%	18.70%	to	19.60%
MAXIM LIFETIME 2035 PORTFOLIO I
(Effective date 05/08/2009)
2010	6		$13.44	to	$13.72	$86		0.00%	to	1.25%	12.37%	to	13.76%
MAXIM LIFETIME 2035 PORTFOLIO II
(Effective date 05/08/2009)
2010	268		$13.70	to	$13.98	$3,739		0.00%	to	1.25%	13.22%	to	14.59%
2009	7		$12.10	to	$12.20	$88		0.00%	to	1.25%	21.00%	to	22.00%
MAXIM LIFETIME 2045 PORTFOLIO I
(Effective date 05/08/2009)
2010	3		$13.65	to	$13.93	$39		0.00%	to	1.25%	12.90%	to	14.37%
MAXIM LIFETIME 2045 PORTFOLIO II
(Effective date 05/08/2009)
2010	239		$13.83	to	$14.11	$3,373		0.00%	to	1.25%	13.55%	to	15.00%
2009	0	*	$12.18	to	$12.27	$0	*	0.00%	to	1.25%	21.80%	to	22.70%

(Continued	)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

	At December 31					For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)	Unit Fair Value lowest to highest			Net Assets (000s)	Expense Ratio lowest to highest			Total Return lowest to highest

MAXIM LIFETIME 2055 PORTFOLIO II
(Effective date 05/08/2009)
2010	72	$13.86	to	$14.15	$1,017	0.00%	to	1.25%	13.51%	to	14.95%
MAXIM LOOMIS SAYLES BOND PORTFOLIO
2010	1,691	$36.43	to	$28.24	$49,176	0.00%	to	1.25%	11.37%	to	12.73%
2009	2,893	$32.71	to	$25.05	$74,009	0.00%	to	1.25%	36.75%	to	38.47%
2008	2,965	$23.92	to	$18.09	$55,894	0.00%	to	1.25%	(22.71)%	to	(21.76)%
2007	3,027	$30.95	to	$23.12	$73,825	0.00%	to	1.25%	6.76%	to	8.09%
2006	2,741	$28.99	to	$21.39	$62,512	0.00%	to	1.25%	9.69%	to	11.12%
MAXIM LOOMIS SAYLES SMALL-CAP VALUE PORTFOLIO
2010	450	$22.65	to	$26.10	$10,306	0.00%	to	1.25%	22.43%	to	23.99%
2009	492	$18.50	to	$21.05	$9,045	0.00%	to	1.25%	26.28%	to	27.81%
2008	646	$14.65	to	$16.47	$9,552	0.00%	to	1.25%	(33.47)%	to	(32.64)%
2007	569	$22.02	to	$24.45	$12,742	0.00%	to	1.25%	1.90%	to	3.21%
2006	573	$21.61	to	$23.69	$12,377	0.00%	to	1.25%	16.56%	to	18.04%
MAXIM MFS INTERNATIONAL VALUE PORTFOLIO
2010	1,448	$18.96	to	$15.28	$24,976	0.00%	to	1.25%	7.85%	to	9.22%
2009	1,616	$17.58	to	$13.99	$26,019	0.00%	to	1.25%	30.22%	to	31.86%
2008	1,779	$13.50	to	$10.61	$22,245	0.00%	to	1.25%	(54.35)%	to	(53.77)%
2007	2,192	$29.57	to	$22.95	$59,894	0.00%	to	1.25%	4.93%	to	6.25%
2006	2,301	$28.18	to	$21.60	$60,200	0.00%	to	1.25%	34.19%	to	35.85%
MAXIM MODERATE PROFILE I PORTFOLIO
2010	8,918	$17.95	to	$20.65	$176,814	0.00%	to	1.25%	10.12%	to	11.50%
2009	16,076	$16.30	to	$18.52	$291,016	0.00%	to	1.25%	22.93%	to	24.46%
2008	16,297	$13.26	to	$14.88	$237,499	0.00%	to	1.25%	(24.27)%	to	(23.30)%
2007	15,921	$17.51	to	$19.40	$302,883	0.00%	to	1.25%	5.80%	to	7.12%
2006	15,164	$16.55	to	$18.11	$267,691	0.00%	to	1.25%	10.63%	to	12.00%
MAXIM MODERATELY AGGRESSIVE PROFILE I PORTFOLIO
2010	6,780	$18.13	to	$20.65	$134,314	0.00%	to	1.25%	11.71%	to	13.15%
2009	15,192	$16.23	to	$18.25	$272,316	0.00%	to	1.25%	27.00%	to	28.52%
2008	15,180	$12.78	to	$14.20	$212,037	0.00%	to	1.25%	(31.11)%	to	(30.22)%
2007	14,645	$18.55	to	$20.35	$294,036	0.00%	to	1.25%	5.94%	to	7.27%
2006	13,730	$17.51	to	$18.97	$256,008	0.00%	to	1.25%	12.39%	to	13.80%
MAXIM MODERATELY CONSERVATIVE PROFILE I PORTFOLIO
2010	2,230	$16.84	to	$19.40	$41,645	0.00%	to	1.25%	8.65%	to	10.04%
2009	4,001	$15.50	to	$17.63	$69,117	0.00%	to	1.25%	20.62%	to	22.09%
2008	4,023	$12.85	to	$14.44	$57,036	0.00%	to	1.25%	(19.13)%	to	(18.14)%
2007	3,769	$15.89	to	$17.64	$65,434	0.00%	to	1.25%	5.02%	to	6.39%
2006	3,523	$15.13	to	$16.58	$57,203	0.00%	to	1.25%	8.54%	to	9.95%

(Continued	)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

	At December 31					For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)	Unit Fair Value lowest to highest			Net Assets (000s)	Expense Ratio lowest to highest			Total Return lowest to highest

MAXIM MONEY MARKET PORTFOLIO
2010	4,353	$22.31	to	$14.02	$75,955	0.00%	to	1.25%	(1.24)%	to	0.00%
2009	5,088	$22.59	to	$14.02	$89,463	0.00%	to	1.25%	(1.22)%	to	0.00%
2008	5,728	$22.87	to	$14.02	$103,561	0.00%	to	1.25%	0.62%	to	1.96%
2007	6,022	$22.73	to	$13.75	$107,677	0.00%	to	1.25%	3.41%	to	4.72%
2006	6,686	$21.98	to	$13.13	$116,111	0.00%	to	1.25%	3.29%	to	4.54%
MAXIM SMALL-CAP GROWTH PORTFOLIO
2010	755	$25.99	to	$14.96	$16,107	0.00%	to	1.25%	22.13%	to	23.74%
2009	881	$21.28	to	$12.09	$15,207	0.00%	to	1.25%	30.47%	to	32.13%
2008	990	$16.31	to	$9.15	$13,112	0.00%	to	1.25%	(42.00)%	to	(41.31)%
2007	1,154	$28.12	to	$15.59	$26,416	0.00%	to	1.25%	10.88%	to	12.32%
2006	1,406	$25.36	to	$13.88	$29,284	0.00%	to	1.25%	1.40%	to	2.66%
MAXIM STOCK INDEX PORTFOLIO
2010	6,369	$77.81	to	$13.94	$206,190	0.00%	to	1.25%	14.04%	to	15.40%
2009	6,958	$68.23	to	$12.08	$201,701	0.00%	to	1.25%	25.19%	to	26.76%
2008	7,332	$54.50	to	$9.53	$178,058	0.00%	to	1.25%	(38.06)%	to	(37.26)%
2007	7,810	$87.99	to	$15.19	$322,200	0.00%	to	1.25%	3.84%	to	5.19%
2006	8,626	$84.74	to	$14.44	$354,697	0.00%	to	1.25%	13.26%	to	14.60%
MAXIM T. ROWE PRICE EQUITY/INCOME PORTFOLIO
2010	2,378	$31.64	to	$17.85	$60,509	0.00%	to	1.25%	13.65%	to	15.09%
2009	2,600	$27.84	to	$15.51	$58,924	0.00%	to	1.25%	23.62%	to	25.18%
2008	2,670	$22.52	to	$12.39	$50,886	0.00%	to	1.25%	(36.97)%	to	(36.17)%
2007	3,174	$35.73	to	$19.41	$95,275	0.00%	to	1.25%	1.97%	to	3.24%
2006	3,486	$35.04	to	$18.80	$102,640	0.00%	to	1.25%	17.62%	to	19.14%
MAXIM T. ROWE PRICE MIDCAP GROWTH PORTFOLIO
2010	1,994	$28.22	to	$32.35	$59,600	0.00%	to	1.25%	25.93%	to	27.56%
2009	3,609	$22.41	to	$25.36	$87,611	0.00%	to	1.25%	43.10%	to	44.83%
2008	3,672	$15.66	to	$17.51	$62,255	0.00%	to	1.25%	(41.11)%	to	(40.36)%
2007	3,806	$26.59	to	$29.36	$108,690	0.00%	to	1.25%	15.41%	to	16.88%
2006	3,946	$23.04	to	$25.12	$95,265	0.00%	to	1.25%	5.40%	to	6.71%
MAXIM U.S. GOVERNMENT MORTGAGE SECURITIES PORTFOLIO
2010	1,805	$23.16	to	$19.61	$38,432	0.00%	to	1.25%	4.23%	to	5.54%
2009	2,009	$22.22	to	$18.58	$40,460	0.00%	to	1.25%	4.71%	to	6.05%
2008	2,128	$21.22	to	$17.52	$41,211	0.00%	to	1.25%	5.15%	to	6.44%
2007	2,062	$20.18	to	$16.46	$38,174	0.00%	to	1.25%	5.16%	to	6.47%
2006	2,231	$19.19	to	$15.46	$38,913	0.00%	to	1.25%	3.06%	to	4.39%

(Continued)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

	At December 31					For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)	Unit Fair Value lowest to highest			Net Assets (000s)	Expense Ratio lowest to highest			Total Return lowest to highest

MFS CORE GROWTH FUND
2010	18	$10.67	to	$11.89	$199	0.00%	to	1.25%	11.61%	to	13.02%
2009	21	$9.56	to	$10.52	$207	0.00%	to	1.25%	22.56%	to	24.06%
2008	22	$7.80	to	$8.48	$177	0.00%	to	1.25%	(37.40)%	to	(36.57)%
2007	24	$12.46	to	$13.37	$299	0.00%	to	1.25%	13.17%	to	14.57%
2006	26	$11.01	to	$11.67	$287	0.00%	to	1.25%	4.86%	to	6.28%
OPPENHEIMER CAPITAL APPRECIATION FUND
2010	265	$10.63	to	$11.85	$2,934	0.00%	to	1.25%	7.81%	to	9.12%
2009	335	$9.86	to	$10.86	$3,429	0.00%	to	1.25%	41.67%	to	43.65%
2008	317	$6.96	to	$7.56	$2,265	0.00%	to	1.25%	(46.54)%	to	(45.92)%
2007	346	$13.02	to	$13.98	$4,630	0.00%	to	1.25%	12.34%	to	13.75%
2006	271	$11.59	to	$12.29	$3,190	0.00%	to	1.25%	6.23%	to	7.52%
OPPENHEIMER GLOBAL FUND
2010	1,173	$15.00	to	$16.25	$18,197	0.00%	to	1.25%	14.24%	to	15.66%
2009	977	$13.13	to	$14.05	$13,140	0.00%	to	1.25%	37.49%	to	39.25%
2008	804	$9.55	to	$10.09	$7,804	0.00%	to	1.25%	(41.73)%	to	(41.06)%
2007	721	$16.39	to	$17.12	$11,971	0.00%	to	1.25%	4.59%	to	6.01%
2006	637	$15.67	to	$16.15	$10,022	0.00%	to	1.25%	15.99%	to	17.37%
PIMCO TOTAL RETURN PORTFOLIO
2010	1,356	$15.89	to	$17.70	$22,293	0.00%	to	1.25%	7.22%	to	8.59%
2009	1,297	$14.82	to	$16.30	$19,563	0.00%	to	1.25%	12.10%	to	13.51%
2008	1,072	$13.22	to	$14.36	$14,298	0.00%	to	1.25%	3.28%	to	4.59%
2007	865	$12.80	to	$13.73	$11,173	0.00%	to	1.25%	7.47%	to	8.80%
2006	857	$11.91	to	$12.62	$10,196	0.00%	to	1.25%	2.41%	to	3.70%
PIONEER EQUITY INCOME VCT PORTFOLIO II
2010	148	$13.12	to	$15.14	$2,108	0.00%	to	1.25%	17.67%	to	19.21%
2009	92	$11.15	to	$12.70	$1,060	0.00%	to	1.25%	12.51%	to	13.90%
2008	112	$9.91	to	$11.15	$1,155	0.00%	to	1.25%	(31.32)%	to	(30.49)%
2007	140	$14.43	to	$16.04	$2,085	0.00%	to	1.25%	(0.76)%	to	0.56%
2006	164	$14.54	to	$15.95	$2,424	0.00%	to	1.25%	20.66%	to	22.13%
PUTNAM HIGH YIELD ADVANTAGE FUND
(Effective date 05/27/2008)
2010	151	$12.06	to	$12.46	$1,840	0.00%	to	1.25%	11.46%	to	12.86%
2009	158	$10.82	to	$11.04	$1,719	0.00%	to	1.25%	46.41%	to	48.39%
2008	25	$7.39	to	$7.44	$185	0.00%	to	1.25%	(26.10)%	to	(25.60)%
PUTNAM INTERNATIONAL CAPITAL OPPORTUNITIES FUND
(Effective date 05/27/2008)
2010	336	$9.39	to	$9.70	$3,220	0.00%	to	1.25%	16.94%	to	18.29%
2009	224	$8.03	to	$8.20	$1,814	0.00%	to	1.25%	54.42%	to	56.49%
2008	22	$5.20	to	$5.24	$115	0.00%	to	1.25%	(48.00)%	to	(47.60)%

(Continued	)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

	At December 31					For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)	Unit Fair Value lowest to highest			Net Assets (000s)	Expense Ratio lowest to highest			Total Return lowest to highest

RIDGEWORTH SMALL CAP GROWTH STOCK FUND
2010	733	$12.29	to	$13.20	$9,228	0.00%	to	1.25%	22.41%	to	24.06%
2009	738	$10.04	to	$10.64	$7,556	0.00%	to	1.25%	30.73%	to	32.34%
2008	693	$7.68	to	$8.04	$5,394	0.00%	to	1.25%	(41.95)%	to	(41.23)%
2007	595	$13.23	to	$13.68	$7,956	0.00%	to	1.25%	10.80%	to	12.22%
2006	497	$11.94	to	$12.19	$5,948	0.00%	to	1.25%	0.25%	to	1.50%
ROYCE TOTAL RETURN FUND
(Effective date 05/27/2008)
2010	464	$10.27	to	$10.61	$4,894	0.00%	to	1.25%	21.54%	to	23.09%
2009	133	$8.45	to	$8.62	$1,139	0.00%	to	1.25%	24.26%	to	25.84%
2008	40	$6.80	to	$6.85	$270	0.00%	to	1.25%	(32.00)%	to	(31.50)%
RS SELECT GROWTH FUND
2010	20	$13.69	to	$14.84	$276	0.00%	to	1.25%	29.89%	to	31.56%
2009	21	$10.54	to	$11.28	$222	0.00%	to	1.25%	45.58%	to	47.45%
2008	24	$7.24	to	$7.65	$179	0.00%	to	1.25%	(45.69)%	to	(45.04)%
2007	30	$13.33	to	$13.92	$404	0.00%	to	1.25%	12.30%	to	13.73%
2006	38	$11.87	to	$12.24	$455	0.00%	to	1.25%	6.65%	to	8.03%
RS SMALL CAP GROWTH FUND
2010	233	$6.29	to	$7.18	$1,521	0.00%	to	1.25%	26.05%	to	27.76%
2009	263	$4.99	to	$5.62	$1,369	0.00%	to	1.25%	45.91%	to	47.51%
2008	310	$3.42	to	$3.81	$1,091	0.00%	to	1.25%	(46.31)%	to	(45.57)%
2007	362	$6.37	to	$7.00	$2,371	0.00%	to	1.25%	12.54%	to	14.01%
2006	445	$5.66	to	$6.14	$2,616	0.00%	to	1.25%	8.22%	to	9.45%
2006	73	$11.10	to	$11.15	$815	0.00%	to	1.25%	11.00%	to	11.50%

* The Investment Division has units and/or assets that round to less than $1,000 or 1,000 units.	(Concluded	)

PART C

OTHER INFORMATION

Item 24.	Financial Statements and Exhibits

(a)	Financial Statements

The consolidated balance sheets of Great-West Life & Annuity Insurance Company (“Great-West”) as of December 31, 2010 and 2009, and the related consolidated statements of income, stockholder’s equity and cash flows for each of the three years in the period ended December 31, 2010, and the statements of assets and liabilities of each of the investment divisions which comprise FutureFunds Series Account of Great-West (the “Series Account”) as of December 31, 2010, and the related statements of operations and changes in net assets, and the financial highlights for each of the periods presented, are filed herewith in the Statement of Additional Information.

(b)	Exhibits
	(1)	Copy of resolution of the Board of Directors is incorporated by reference to Registrant’s Post-Effective Amendment No. 32 to Form N-4 registration statement filed on April 25, 2002 (File No. 2-89550).

	(2)	Not applicable.

(3)

Underwriting Agreement between Depositor and GWFS Equities, Inc. (formerly BenefitsCorp Equities, Inc.) is incorporated by reference to Registrant’s Post-Effective Amendment No. 23 to Form N-4 registration statement filed on May 1, 1997 (File No. 2–89550).

(4)

Form of each Variable Annuity Contract and riders are incorporated by reference to Registrant’s Post-Effective Amendment No. 30 to Form N-4 registration statement filed on October 30, 2000 (File No. 2-89550); form of GAC Amend 07 Amendment Rider is incorporated by reference to Registrant’s Post-Effective Amendment No. 45 to Form N-4 registration statement filed on October 31, 2008 (File No. 2-89550).

	(5)	Forms of Application are incorporated by reference to Registrant’s Post-Effective Amendment No. 30 to Form N-4 registration statement filed on October 30, 2000 (File No. 2-89550).

(6)

Copies of Articles of Incorporation of Depositor are incorporated by reference to Pre-Effective Amendment No. 2 to the registration statement filed by Variable Annuity-1 Series Account on Form N-4 on October 30, 1996 (File No. 811-07549). Amended and Restated Bylaws of the Depositor are incorporated by reference to Registrant’s Post-Effective Amendment No. 38 to Form N-4 registration statement filed on April 24, 2006 (File No. 2-89550).

	(7)	Not applicable.

(8)(a)

Form of Participation Agreement between Registrant and Maxim Series Fund; Form of Fund Participation Agreement for Unaffiliated Insurance Products Funds; and, Form of Fund Participation Agreement for Retail Funds are incorporated by reference to Registrant’s Post-Effective Amendment No. 30 to Form N-4 registration statement filed on October 30, 2000 (File No. 2-89550).

(8)(b)

Fund Participation Agreement, dated June 6, 2000, with American Century Investment Management, Inc. and American Century Investment Services, Inc. is incorporated by reference to Registrant’s Post-Effective Amendment No. 44 to Form N-4 registration statement filed on May 27, 2008 (File No. 2-89550).

1

(8)(c)

Fund Participation Agreement, dated March 12, 2004, with Davis New York Venture Fund, Davis Select Advisers, L.P. and Davis Distributors, LLC is incorporated by reference to Registrant’s Post-Effective Amendment No. 44 to Form N-4 registration statement filed on May 27, 2008 (File No. 2-89550).

(8)(d)

Participation Agreement, dated September 13, 1999, with The Alger American Fund, Fred Alger Management Inc. and Fred Alger & Company, Inc. is incorporated by reference to Registrant’s Post-Effective Amendment No. 44 to Form N-4 registration statement filed on May 27, 2008 (File No. 2-89550).

(8)(e)

Participation Agreement, dated October 26, 2006, with Variable Insurance Products Funds and Fidelity Distributors Corporation is incorporated by reference to Post-Effective Amendment No. 14 to the Registration Statement filed by COLI VUL-2 Series Account on Form N-6 on April 30, 2007 (File No. 333-70963).

(8)(f)

Participation Agreement, dated June 1, 1998, with Janus Aspen Series and Janus Capital Management LLC (formerly, Janus Capital Corporation) is incorporated by reference to Registrant’s Post-Effective Amendment No. 44 to Form N-4 registration statement filed on May 27, 2008 (File No. 2-89550).

(8)(g)

Participation Agreement, dated May 1, 2008, with MFS Variable Insurance Trust and MFS Fund Distributors is incorporated by reference to Registrant’s Post-Effective Amendment No. 44 to Form N-4 registration statement filed on May 27, 2008 (File No. 2-89550).

(8)(h)

Participation Agreement, dated April 30, 2008, with Putnam Variable Trust and Putnam Retail Management Limited Partnership is incorporated by reference to Registrant’s Post-Effective Amendment No. 44 to Form N-4 registration statement filed on May 27, 2008 (File No. 2-89550).

(8)(i)

Fund Participation Agreement, dated July 26, 2004, with RidgeWorth Funds (formerly, STI Classic Funds), RidgeWorth Capital Management, Inc. (formerly, Trusco Capital Management Inc.) and BISYS Fund Services Limited Partnership, Inc. is incorporated by reference to Registrant’s Post-Effective Amendment No. 44 to Form N-4 registration statement filed on May 27, 2008 (File No. 2-89550).

(8)(j)

Fund Participation Agreement, dated October 1, 2003, with Van Kampen Investor Services, Inc., Van Kampen Asset Management and Van Kampen Funds Inc. is incorporated by reference to Registrant’s Post-Effective Amendment No. 44 to Form N-4 registration statement filed on May 27, 2008 (File No. 2-89550).

(8)(k)

Fund Participation Agreement, dated July 23, 2009, with Lord Abbett Family of Funds and Lord Abbett Distributors, LLC is incorporated by reference to Registrant’s Post-Effective Amendment No. 47 filed on April 30, 2010 (File No. 2-89550).

(8)(l)

Fund Participation Agreement, dated April 30, 2009, with Columbia Funds Variable Insurance Trust, Columbia Management Advisors, LLC and Columbia Management Distributors, Inc. are incorporated by reference to Post-Effective Amendment No.21 to Form N-4 registration Statement filed April 16, 2010 (File No. 333-52956)

(8)(m)

Form of Shareholder Information Agreement with Eligible Funds is incorporated by reference to Registrant’s Post-Effective Amendment No. 42 to Form N-4 registration statement filed on April 30, 2007 (File No. 2-89550).

(9)	Opinion of Counsel is incorporated by reference to Registrant’s Post-Effective

2

Amendment No. 31 to the registration statement filed on April 30, 2001 (File No. 2-89550).

(10)(a)	Written Consent of Jorden Burt LLP is filed herewith

(10)(b)	Written Consent of Deloitte & Touche LLP is filed herewith.

(11)	Not applicable.

(12)	Not applicable.

(13)

Powers of Attorney for Messrs. Balog, Bernbach, A. Desmarais, P. Desmarais, Jr., Louvel, Nickerson, Plessis-Bélair and Walsh are incorporated by reference to Registrant’s Post-Effective Amendment No. 42 to the registration statement filed on April 30, 2007 (File No. 2-89550). Powers of Attorney for Messrs. Orr and P. Ryan are incorporated by reference to Registrant’s Post-Effective Amendment No. 43 to the registration statement filed on April 21, 2008 (File No. 2-89550). Power of Attorney for Mer. McFeetors is incorporated by reference to Registrant’s Post-Effective Amendment No. 45 to the registration statement filed on October 31, 2008 (File No. 2-89550). Powers of Attorneys for Messrs. T. Ryan, Royer and Rousseau are incorporated by reference to Registrant’s Post-Effective Amendment No. 47 filed on April 30, 2010 (File No. 2-89550).

Item 25. Directors and Officers of the Depositor

Name	Principal Business Address	Positions and Offices with Depositor

R. L. McFeetors	100 Osborne Street North, Winnipeg, Manitoba Canada R3C 3A5.	Chairman of the Board

J. Balog	2205 North Southwinds Boulevard, Apt. 307 Vero Beach, Florida 32963	Director
2
J.L. Bernbach	32 East 57th Street, 10th Floor New York, NY 10022	Director

A. Desmarais	(2)	Director

P. Desmarais, Jr.	(2)	Director

M.T.G. Graye	(1)	Director, President and Chief Executive Officer

A. Louvel	930 Fifth Avenue, Apt. 17D New York, NY 10021	Director

J. E. A. Nickerson	H.B. Nickerson & Sons Limited P.O. Box 130 255 Commercial Street North Sydney, Nova	Director

3

Name	Principal Business Address	Positions and Offices with Depositor
	Scotia, Canada B2A 3M2

R.J. Orr	(2)	Director

M. Plessis-Bélair	(2)	Director

H.P. Rousseau	(2)	Director

R.Royer	(2)	Director

P.K. Ryan	(2)	Director

T.T. Ryan	SIFMA 120 Broadway, 35th Floor New York, NY 10271-0080	Director

B. E. Walsh	QVan Capital, LLC 1 Dock Street, Fourth Floor Stamford, CT 06902	Director

S.M. Corbett	(1)	Executive Vice President and Chief Investment Officer

R.K. Shaw	(1)	Executive Vice President, Individual Markets

C.P. Nelson	(1)	President, Great-West Retirement Services

R.D. Saull	100 Osborne Street North Winnipeg, Manitoba, Canada R3C 3A5.	Executive Vice President and Chief Information Officer

J.L. McCallen	(1)	Senior Vice President and Chief Financial Officer

C.H. Cumming	(1)	Senior Vice President, Defined Contribution Markets

G.R. Derback	(1)	Senior Vice President and Controller

M.R. Edwards	(1)	Senior Vice President, FASCore Operations

E.P. Frisen	(1)	Senior Vice President, Investments

R.J. Laeyendecker	(1)	Senior Vice President, Executive Benefits Markets

K.T. Ledwos	(1)	Vice President and Actuary

G.R. McDonald	(1)	Senior Vice President, Corporate Resources

4

Name	Principal Business Address	Positions and Offices with Depositor
S.A. Miller	8525 East Orchard Road Greenwood Village, CO 80111.	Senior Vice President and Chief Information Officer

G.E. Seller	18111 Von Karman Avenue, #560 Irvine, CA 92612	Senior Vice President, Government Markets

R.G. Schultz	8525 East Orchard Road Greenwood Village, CO 80111.	Senior Vice President, General Counsel and Secretary

C.S. Toucher	(1)	Senior Vice President, Investments
(1) 8515 East Orchard Road, Greenwood Village, Colorado 80111.
(2) Power Financial Corporation, 751 Victoria Square, Montreal, Quebec, Canada H2Y 2J3.

Item 26. Persons controlled by or under common control with the Depositor or Registrant as of 12/31/10

I.	OWNERSHIP OF POWER CORPORATION OF CANADA

The following sets out the ownership, based on votes attached to the outstanding voting shares, of Power Corporation of Canada:

Paul G. Desmarais
99.999% - Pansolo Holding Inc.
100% - 3876357 Canada Inc.
100% - 3439496 Canada Inc.
100% - Capucines Investments Corporation
32% - Nordex Inc. (68% also owned directly by Paul G. Desmarais)
94.9% - Gelco Enterprises Ltd. (5.1% also owned directly by Paul G. Desmarais)
53.70% - Power Corporation of Canada

The total voting rights of Power Corporation of Canada (PCC) controlled directly and indirectly by Mr. Paul G. Desmarais is as follows. There are issued and outstanding as of December 31, 2010 409,776,632 Subordinate Voting Shares (SVS) of PCC carrying one vote per share and 48,854,772 Participating Preferred Shares (PPS) carrying 10 votes per share; hence the total voting rights are 898,324,352.

Pansolo Holding Inc. owns directly 15,216,033 SVS and 367,692 PPS, entitling Pansolo Holding Inc. directly to an aggregate percentage of voting rights of 18,892,953 or 2.1 % of the total voting rights attached to the shares of PCC. Pansolo Holding Inc. wholly owns 3876357 Canada Inc., 3439496 Canada Inc. and Capucines Investments Corporation which respectively own 40,686,080 SVS, 3,236,279 SVS, 3,125,000 SVS of PCC, representing respectively 4.53%, 0.36%, 0.35 % of the aggregate voting rights of PCC.

Gelco Entreprises Ltd owns directly 48,235,700 PPS, representing 53.70% of the aggregate voting rights of PCC (PPS (10 votes) and SVS (1 vote)). Hence, the total voting rights of PCC under the direct and indirect control of Mr. Paul G. Desmarais is approximately 61.21%; note that this is not the equity percentage.

Mr. Paul G. Desmarais also owns personally 1,561,750 SVS of PCC.

II.	OWNERSHIP BY POWER CORPORATION OF CANADA

Power Corporation of Canada has a 10% or greater voting interest in the following entities:

A.	Great-West Life & Annuity Insurance Company Group of Companies (U.S. insurance)

Power Corporation of Canada
100.0% - 171263 Canada Inc.
66.08% - Power Financial Corporation
68.34% - Great-West Lifeco Inc.
100.0% - Great-West Financial (Canada) Inc.
100.0% - Great-West Financial (Nova Scotia) Co.
100.0% - Great-West Lifeco U.S. Inc.
100.0% - GWL&A Financial Inc.
60.0% - Great-West Life & Annuity Insurance Capital (Nova Scotia) Co.
60.0% - Great-West Life & Annuity Insurance Capital (Nova Scotia) Co. II
60.0% - Great-West Life & Annuity Insurance Capital, LLC
60.0% - Great-West Life & Annuity Insurance Capital, LLC II
100.0% - Great-West Life & Annuity Insurance Company
100.0% - First Great-West Life & Annuity Insurance Company
100.0% - Advised Assets Group, LLC
100.0% - GWFS Equities, Inc.
100.0% - Great-West Life & Annuity Insurance Company of South Carolina
100.0% - Emjay Corporation
100.0% - FASCore, LLC
50.0% - Westkin Properties Ltd.
73.30% - Maxim Series Fund, Inc.

5

100.0% - GW Capital Management, LLC
100.0% - Orchard Trust Company, LLC
100.0% - Lottery Receivable Company One LLC
100.0% - LR Company II, L.L.C.
100.0% - Singer Collateral Trust IV
100.0% - Singer Collateral Trust V

B.	Putnam Investments Group of Companies (Mutual Funds)

Power Corporation of Canada
100.0% - 171263 Canada Inc.
66.08% - Power Financial Corporation
68.34% - Great-West Lifeco Inc.
100.0% - Great-West Financial (Canada) Inc.
100.0% - Great-West Financial (Nova Scotia) Co.
100% - Great-West Lifeco U.S., Inc.
100% - Putnam Investments, LLC
100.0% - Putnam Acquisition Financing Inc.
100.0% - Putnam Acquisition Financing LLC
100.0% - Putnam U.S. Holdings, LLC
100.0% - The Putnam Advisory Company, LLC
100.0% - Putnam Investment Management, LLC
100.0% - Putnam Fiduciary Trust Company (NH)
100.0% - Putnam Investor Services, Inc.
100.0% - Putnam U.S. Holdings I, LLC
100.0% - Putnam Retail Management GP, Inc.
99.0% - Putnam Retail Management Limited Partnership (1% owned by Putnam Retail Management GP, Inc.)
80.0% - PanAgora Asset Management, Inc.
100.0% -Putnam GP Inc.
100.0% - PII Holdings, Inc.
99.0% - TH Lee Putnam Equity Managers LP (1% owned by Putnam GP Inc.)
100.0% - Putnam Investment Holdings, LLC
100.0% - Savings Investments, LLC
100.0% - Putnam Aviation Holdings, LLC
100.0% - Putnam Capital, LLC
80.0% - TH Lee Putnam Capital Management, LLC
100.0% - Putnam International Holdings LLC
100.0% - Putnam Investments Inc. (Canada)
100.0% - Putnam Investments (Ireland) Limited
100.0% - Putnam Investments Australia Pty Limited
100.0% - Putnam Investments Securities Co., Ltd. (Japan)
100.0% - Putnam International Distributors, Ltd. (Cayman)
100.0% - Putnam Investments Argentina S.A.
100.0% - Putnam Investments (Asia) Limited
100.0% - Putnam Investments Limited (U.K.)
100.0% - New Flag UK Holdings Limited
100.0% - New Flag Asset Management Limited (UK)

C.	The Great-West Life Assurance Company Group of Companies (Canadian insurance)

Power Corporation of Canada
100.0% - 171263 Canada Inc.
66.08% - Power Financial Corporation
68.34% - Great-West Lifeco Inc.
100.0% - 2142540 Ontario Inc.
100.0% - Great-West Lifeco Finance (Delaware) LP
100.0% - Great-West Lifeco Finance (Delaware) LLC
100.0% - 2023308 Ontario Inc.
100.0% - Great-West Life & Annuity Insurance Capital, LP
40.0% - Great-West Life & Annuity Insurance Capital (Nova Scotia) Co.
40.0% - Great-West Life & Annuity Insurance Capital, LLC

6

100.0% - Great-West Life & Annuity Insurance Capital, LP II
40.0% - Great-West Life & Annuity Insurance Capital (Nova Scotia) Co. II
40.0% - Great-West Life & Annuity Insurance Capital, LLC II
100.0% - 2171866 Ontario Inc
100.0% - Great-West Lifeco Finance (Delaware) LP II
100.0% - Great-West Lifeco Finance (Delaware) LLC II
100.0% - 2023310 Ontario Inc.
100.0% - 2023311 Ontario Inc.
100.0% - 6109756 Canada Inc.
100.0% - 6922023 Canada Inc.
100.0% - The Great-West Life Assurance Company
71.4% - GWL THL Private Equity I Inc. (28.6% owned by The Canada Life Assurance Company)
100.0% - GWL THL Private Equity II Inc.
100.0% - Great-West Investors Holdco Inc.
100.0% - Great-West Investors LLC
100.0% - Great-West Investors LP Inc.
100.0% - Great-West Investors GP Inc.
100.0% - Great-West Investors LP
100.0% - T.H. Lee Interests
100.0% - GWL Realty Advisors Inc.
100.0% - GWL Realty Advisors U.S., Inc.
100.0% - RA Real Estate Inc.
0.1% RMA Real Estate LP
100.0% - Vertica Resident Services Inc.
100.0% - GWL Investment Management Ltd.
100.0% - London Capital Management Ltd.
100.0% - Laketon Investment Management Ltd.
100.0% - 801611 Ontario Limited
100.0% - 118050 Canada Inc.
100.0% - 1213763 Ontario Inc.
99.9% - Riverside II Limited Partnership
70.0% - Kings Cross Shopping Centre Ltd.
100.0% - 681348 Alberta Ltd.
100.0% - The Owner: Condominium Plan No 8510578
50.0% - 3352200 Canada Inc.
100.0% - 1420731 Ontario Limited
100.0% - 1455250 Ontario Limited
100.0% - CGWLL Inc.
65.0% - The Walmer Road Limited Partnership
50.0% - Laurier House Apartments Limited
100.0% - 2024071 Ontario Limited
100.0% - 431687 Ontario Limited
0.1% - Riverside II Limited Partnership
100.0% - High Park Bayview Inc.
75.0% - High Park Bayview Limited Partnership
5.6% - MAM Holdings Inc. (94.4% owned by The Canada Life Insurance Company of Canada)
100.0% - 647679 B.C. Ltd.
100.0% - Red Mile Acquisitions Inc.
70.0% - TGS North American Real Estate Investment Trust
100.0% - TGS Trust
70.0% - RMA Investment Company (Formerly TGS Investment Company)
100.0% - RMA Property Management Ltd. (Formerly TGS REIT Property Management Ltd.)
100.0% - RMA Property Management 2004 Ltd. (Formerly TGS REIT Property Management 2004 Ltd.)
100.0% - RMA Realty Holdings Corporation Ltd. (Formerly TGS Realty Holdings Corporation Ltd.)
100.0% - RMA (U.S.) Realty LLC (Delaware) [(special shares held by each of 1218023 Alberta Ltd. (50%) and 1214931 Alberta Ltd. (50%)]
100.0% - RMA American Realty Corp.
1% - RMA American Realty Limited Partnership [(99% owned by RMA (U.S.) Realty LLC (Delaware)]
99.0% - RMA American Realty Limited Partnership (1% owned by RMA American Realty Corp.)

7

100.0% - 1218023 Alberta Ltd.
50% - special shares in RMA (U.S.) Realty LLC (Delaware)
100.0% - 1214931 Alberta Ltd.
50% - special shares in RMA (U.S.) Realty LLC (Delaware)
70.0% - RMA Real Estate LP
100.0% - RMA Properties Ltd. (Formerly TGS REIT Properties Ltd.)
100.0% - S-8025 Holdings Ltd.
100.0% - RMA Properties (Riverside) Ltd. (Formerly TGS REIT Properties (Riverside) Ltd.
70.0% - KS Village (Millstream) Inc.
70.0% - 0726861 B.C. Ltd.
70.0% - Trop Beau Developments Limited
70.0% - Kelowna Central Park Properties Ltd.
70.0% - Kelowna Central Park Phase II Properties Ltd.
40.0% - PVS Preferred Vision Services
100.0% - London Insurance Group Inc.
100.0% - Trivest Insurance Network Limited
100.0% - London Life Insurance Company
100.00% - 1542775 Alberta Ltd.
100.0% - 0813212 B.C. Ltd.
30.0% - Kings Cross Shopping Centre Ltd.
30.0% - 0726861 B.C. Ltd.
30.0% - TGS North American Real Estate Investment Trust
100.0% - TGS Trust
30.0% - RMA Investment Company (Formerly TGS Investment Company)
100.0% - RMA Property Management Ltd. (Formerly TGS REIT Property Management Ltd.)
100.0% - RMAProperty Management 2004 Ltd. (Formerly TGS REIT Property Management 2004 Ltd.)
100.0% - RMA Realty Holdings Corporation Ltd. (Formerly TGS Realty Holdings Corporation Ltd.)
100.0% - RMA (U.S.) Realty LLC (Delaware) [(special shares held by each of 1218023 Alberta Ltd. (50%) and 1214931 Alberta Ltd. 50%)]
100.0% - RMA American Realty Corp.
1% - RMA American Realty Limited Partnership [(99% owned by RMA (U.S.) Realty LLC (Delaware)]
99.0% - RMA American Realty Limited Partnership (1% owned by RMA American Realty Corp.)
100.0% - 1218023 Alberta Ltd.
50% - special shares in RMA (U.S.) Realty LLC (Delaware)
100.0% - 1214931 Alberta Ltd.
50% - special shares in RMA (U.S.) Realty LLC (Delaware)
30.0% - RMA Real Estate LP
100.0% - RMA Properties Ltd. (Formerly TGS REIT Properties Ltd.)
100.0% - S-8025 Holdings Ltd.
100.0% - RMA Properties (Riverside) Ltd. (Formerly TGS REIT Properties (Riverside) Ltd.
100.0% - 1319399 Ontario Inc.
100.0% - 3853071 Canada Limited
50.0% - Laurier House Apartments Limited
30.0% - Kelowna Central Park Properties Ltd.
30.0% - Kelowna Central Park Phase II Properties Ltd.
30.0% - Trop Beau Developments Limited
100.0% - 42969098 Canada Inc.
100.0% - 389288 B.C. Ltd.
100.0% - Quadrus Investment Services Ltd.
35.0% - The Walmer Road Limited Partnership
100.0% - 177545 Canada Limited
100.0% - Lonlife Financial Services Limited
88.0% - Neighborhood Dental Services Ltd.
100.0% - Toronto College Park Ltd.

8

  25.0% - High Park Bayview Limited Partnership

30.0% - KS Village (Millstream) Inc.

100.0% - London Life Financial Corporation

89.4% - London Reinsurance Group, Inc. (10.6% owned by London Life Insurance Company)

100.0% - London Life & General Reinsurance Co. Ltd. (1 share held by London Life & Casualty Reinsurance Corporation and 20,099,999 shares held by London Reinsurance Group Inc.)

100.0% - London Life & Casualty Reinsurance Corporation

100.0% - Trabaja Reinsurance Company Ltd.

100.0% -London Life and Casualty (Barbados) Corporation

100.0% - LRG (US), Inc.

100.0% - London Life International Reinsurance Corporation

100.0% - London Life Reinsurance Company

100.0% - Canada Life Financial Corporation

100.0% - The Canada Life Assurance Company

100.0% - Canada Life Brasil LTDA

100.0% - Canada Life Capital Corporation, Inc.

100.0% - Canada Life International Holdings, Limited

100.0% - Canada Life International Services Limited

100.0% - Canada Life International, Limited

100.0% - CLI Institutional Limited

100.0% - Canada Life Irish Holding Company, Limited

100.0% - Lifescape Limited

100.0% - Setanta Asset Management Limited

100.0% - Canada Life Group Services Limited

100.0% - Canada Life Europe Investment Limited

78.67% - Canada Life Assurance Europe Limited

100.0% - Canada Life Europe Management Services, Limited

21.33% - Canada Life Assurance Europe Limited

100.0% - Canada Life Assurance (Ireland), Limited

100.0% - F.S.D. Investments, Limited

100.0% - Canada Life International Re, Limited

100.0% - Canada Life Reinsurance International, Ltd.

100.0% - Canada Life Reinsurance, Ltd.

100.0% - The Canada Life Group (U.K.), Limited

100.0% - Canada Life Pension Managers & Trustees, Limited

100.0% - Canada Life Asset Management Limited

100.0% - Canada Life European Real Estate Limited

100% - Hotel Operations (Walsall) Limited

100.0% - Canada Life Trustee Services (U.K.), Limited

100.0% - CLFIS (U.K.), Limited

100.0% - Canada Life, Limited

100.0% - Canada Life (U.K.), Limited

100.0% - Albany Life Assurance Company, Limited

100.0% - Canada Life Management (U.K.), Limited

100.0% - Canada Life Services (U.K.), Limited

100.0% - Canada Life Fund Managers (U.K.), Limited

100.0% - Canada Life Group Services (U.K.), Limited

100.0% - Canada Life Holdings (U.K.), Limited

100.0% - Canada Life Irish Operations, Limited

100.0% - Canada Life Ireland Holdings, Limited.

9

100.0% - 4073649 Canada, Inc. (1 common share owned by 587443 Ontario, Inc.)

100.0% - Canada Life Finance (U.K.), Limited

100.0% - CLH International Capital Management Hungary, Limited Liability Company

100.0% - The Canada Life Insurance Company of Canada

94.4% - MAM Holdings Inc. (5.6% owned by GWL)

100.0% - Mountain Asset Management LLC

100.0% - Quadrus Distribution Services Ltd.

100.0% - CL Capital Management (Canada), Inc.

100.0% - GRS Securities, Inc.

100.0% - 587443 Ontario, Inc.

100.0% - Canada Life Mortgage Services, Ltd.

100.0% - Adason Properties, Limited

100.0% - Adason Realty, Ltd.

100.0% - Crown Life Insurance Company

D.	IGM Financial Inc. Group of Companies (Canadian mutual funds)

Power Corporation of Canada

100.0% - 171263 Canada Inc.

66.08% - Power Financial Corporation

56.96% - IGM Financial Inc.

100.0% - Investors Group Inc.

100.0% - Investors Group Financial Services Inc.

100.0% - I.G. International Management Limited

100.0% - I.G. Investment Management (Hong Kong) Limited

100.0% - Investors Group Trust Co. Ltd.

100.0% - 391102 B.C. Ltd.

100.0% - I.G. Insurance Services Inc.

100.0% - Investors Syndicate Limited

100.0% - Investors Group Securities Inc.

100.0% - I.G. Investment Management, Ltd.

100% - Investors Group Corporate Class Inc.

100.0% - Investors Syndicate Property Corp.

19.63% - I.G. (Rockies) Corp.

100.0% - I.G. Investment Corp.

80.37% - I.G. (Rockies) Corp. (19.63% owned by I.G. Investment Management, Ltd.)

100.0% - Mackenzie Inc.

100.0% - Mackenzie Financial Corporation

100.0% - Mackenzie Financial Charitable Foundation

100.0% - Strategic Charitable Giving Foundation

100.0% - M.R.S. Inc.

100.0% - M.R.S. Correspondent Corporation

100.0% - M.R.S. Securities Services Inc.

100.0% - Execuhold Investment Limited

100.0% - Winfund Software Corp.

100.0% - M.R.S. Trust Company

100.0% - Anacle I Corporation

100.0% - Mackenzie M.E.F. Management Inc.

100.0% - Canterbury Common Inc.

100.0% - Mackenzie Cundill Investment (Bermuda) Ltd.

100.0% - Mackenzie Financial Capital Corporation

100.0% - Multi-Class Investment Corp.

100.0% - MSP 2007 GP Inc.

100.0% - MSP 2008 GP Inc.

100.0% - MSP 2009 GP Inc.

100.0% - MSP 2010 GP Inc.

100.0% - MMLP GP Inc.

94.21% - Investment Planning Counsel Inc.

100.0% - Investment Planning Counsel of Canada Limited

100.0% - IPC Investment Corporation

10

100.0% - 9132-2155 Quebec Inc.

100.0% - Alpha I Financial Inc.

100.0% - IPC Save Inc.

100.0% - 1275279 Ontario Inc.

50.0% - IPC Estate Services Inc.

50.0% - IPC Estate Services Inc.

100.0% - IPC Securities Corporation

91.36% - IPC Portfolio Services Inc.

100.0% - Counsel Portfolio Services Inc.

100% - Titan Funds Incorporated

100% - Partners in Planning Financial Group Ltd.

100% - Partners in Planning Financial Services Ltd.

100% - Partners in Planning Insurance Services Ltd.

E.	Pargesa Holding SA Group of Companies (European investments)

Power Corporation of Canada

100.0% - 171263 Canada Inc.

66.08% - Power Financial Corporation

100.0% - Power Financial Europe B.V.

50.0% - Parjointco N.V.

54.1% - Pargesa Holding SA

100.0% - Pargesa Netherlands B.V.

25.6% - Imerys

50.0% - Groupe Bruxelles Lambert

Capital

   7.1% - Suez Environment Company (1)

 21.1% - Lafarge (1)

   9.9% - Pernod Ricard (1)

   0.6% - Iberdrola (1)

   5.0% - Arkema (1)

100.0% - Belgian Securities BV

Capital

30.7% - Imerys (1)

100.0% - Brussels Securities

Capital

100.0% - Sagerpar

3.8% - Groupe Bruxelles Lambert

100.0% - GBL Overseas Finance NV

100.0% - GBL Treasury Center

Capital

100.0% - GBL Energy Sárl

Capital

4.0% - Total (1)

100.0% - GBL Verwaltung GmbH

100.0% - Immobilière Rue de Namur Sárl

100.0% - GBL Verwaltung Sàrl

Capital

100.0% - GBL Investments Limited

100.0% - GBL R

  5.2% - GDF SUEZ (1)

43.0% - ECP 1

42.4% - ECP 2

100.0% - ECP3

100.0% - Pargesa Compagnie S.A

100.0% - Pargesa Netherlands BV

100.0% - SFPG

(1) Based on Company’s published capital as of November 30, 2010

F.	Square Victoria Communications Group Inc. Group of Companies (Canadian communications)

11

Power Corporation of Canada

100.0% - Square Victoria Communications Group Inc.

100.0% - Gesca Ltée

100.0% - La Presse ltée

100.0% - Gesca Ventes Média Ltée

100.0% - Gesca Numérique Ltée

100.0% - 3855082 Canada Inc.

100.0% - Cyberpresse inc.

100.0% - 6645119 Canada Inc.

100.0% - Les Éditions La Presse II Inc.

100.0% - 3819787 Canada Inc.

100.0% - 3834310 Canada Inc.

20.0% - 3859282 Canada Inc.

100.0% - Square Victoria Digital Properties inc.

100.0% - 4400046 Canada Inc.

66.77% - 9059-2114 Québec Inc.

97.5% - DuProprio Inc.

100% - VR Estates Inc.

100% - 0757075 B.C. Ltd.

0.1% - Lower Mainland Comfree LP

99.9% - Lower Mainland Comfree LP

100% - Comfree Commission Free Realty Inc.

100.0% - Les Productions La Presse Télé Ltée

100.0% - La Presse Télé Ltée

100.0% - La Presse Télé II Ltée

100.0% - La Presse Télé III Ltée

100.0% - Les Éditions Gesca Ltée

100.0% - Groupe Espaces Inc.

100.0% - Les Éditions La Presse Ltée

100.0% - (W.illi.am) 6657443 Canada Inc.

  9.0% - Acquisio Inc.

  50.0% - Workopolis Canada

  25.0% - Olive Média

G.	Power Corporation (International) Limited Group of Companies (Asian investments)

Power Corporation of Canada

100.0% - Power Corporation (International) Limited

99.9% - Power Pacific Corporation Limited

25.0% - Barrick Power Gold Corporation of China Limited

100.0% - Power Pacific Mauritius Limited

7.6% - Vimicro

0.1% - Power Pacific Equities Limited

99.9% - Power Pacific Equities Limited

4.3% - CITIC Pacific Limited

5.8% - Yaolan Limited

100.0% - Power Communications Inc.

0.1% - Power Pacific Corporation Limited

H.	Other PCC Companies

Power Corporation of Canada

100.0% - 152245 Canada Inc.

100.0% - Power Tek, LLC

100% - 3540529 Canada Inc.

100.0% - Gelprim Inc.

100.0% - 3121011 Canada Inc.

100.0% - 171263 Canada Inc.

100.0% - Victoria Square Ventures Inc.

20.59% - Bellus Health Inc.

100.0% - Power Communications Inc.

100.0% - Brazeau River Resources Investments Inc.

12

100.0% - Communications BP S.A.R.L

100.0% - PCC Industrial (1993) Corporation

100.0% - Power Corporation International

100.0% - 3249531 Canada Inc.

100% - Sagard Capital Partners GP, Inc.

100.0% - Sagard Capital Partners, L.P.

100.0% - Power Corporation of Canada Inc.

100.0% - Square Victoria Real Estate Inc.

100.0% - PL S.A.

100.0% - 4190297 Canada Inc.

100% Sagard Capital Partners Management Corp.

 82.0% - Sagard S.A.S.

100.0% - Marquette Communications (1997) Corporation

   3.62% - Mitel Networks Corporation

100.0% - 4507037 Canada Inc.

100.0% - 4524781 Canada Inc.

100.0% - 4524799 Canada Inc.

100.0% - 4524802 Canada Inc.

I.	Other PFC Companies

Power Financial Corporation

100.0% - 4400003 Canada Inc.

100.0% - 3411893 Canada Inc.

100.0% - 3439453 Canada Inc.

100.0% - 4400020 Canada Inc.

100.0% - 4507045 Canada Inc.

100.0% - 4507088 Canada Inc.

100.0% - Power Financial Capital Corporation

Item 27.	Number of Contractowners

As of February 28, 2011, there were 2 owners of non-qualified group contracts and 1,266 owners of qualified group contracts offered by Registrant.

Item 28.	Indemnification

Provisions exist under the Colorado General Corporation Code and the Bylaws of Great-West whereby Great-West may indemnify a director, officer, or controlling person of Great-West against liabilities arising under the Securities Act of 1933. The following excerpts contain the substance of these provisions:

Colorado Business Corporation Act

Article 109 - INDEMNIFICATION

Section 7-109-101. Definitions.

As used in this Article:

(1) “Corporation” includes any domestic or foreign entity that is a predecessor of the corporation by reason of a merger, or other transaction in which the predecessor’s existence ceased upon consummation of the transaction.

(2) “Director” means an individual who is or was a director of a corporation or an individual who, while a director of a corporation, is or was serving at the corporation’s request as a director, an officer, an agent, an associate, an employee, a fiduciary, a manager, a member, a partner, a promoter, or a trustee of or to hold a similar position with, another domestic or foreign entity or employee benefit plan. A director is considered to be serving an employee benefit plan at the corporation’s request if the director’s duties to the corporation also impose duties on, or otherwise involve services by, the director to the plan or to participants in or

13

beneficiaries of the plan. “Director” includes, unless the context requires otherwise, the estate or personal representative of a director.

(3) “Expenses” includes counsel fees.

(4) “Liability” means the obligation incurred with respect to a proceeding to pay a judgment, settlement, penalty, fine, including an excise tax assessed with respect to an employee benefit plan, or reasonable expenses.

(5) “Official capacity” means, when used with respect to a director, the office of director in the corporation and, when used with respect to a person other than a director as contemplated in Section 7-109-107, the office in a corporation held by the officer or the employment, fiduciary, or agency relationship undertaken by the employee, fiduciary, or agent on behalf of the corporation. “Official capacity” does not include service for any other domestic or foreign corporation or other person or employee benefit plan.

(6) “Party” includes a person who was, is, or is threatened to be made a named defendant or respondent in a proceeding.

(7) “Proceeding” means any threatened, pending, or completed action, suit, or proceeding, whether civil, criminal, administrative, or investigative and whether formal or informal.

Section 7-109-102. Authority to indemnify directors.

(1) Except as provided in subsection (4) of this section, a corporation may indemnify a person made a party to the proceeding because the person is or was a director against liability incurred in the proceeding if:

(a) The person conducted himself or herself in good faith; and

(b) The person reasonably believed:

(I) In the case of conduct in an official capacity with the corporation, that his or her conduct was in the corporation’s best interests; and

(II) In all other cases, that his or her conduct was at least not opposed to the corporation’s best interests; and

(c) In the case of any criminal proceeding, the person had no reasonable cause to believe his or her conduct was unlawful.

(2) A director’s conduct with respect to an employee benefit plan for a purpose the director reasonably believed to be in the interests of the participants in or beneficiaries of the plan is conduct that satisfies the requirements of subparagraph (II) of paragraph (b) of subsection (1) of this section. A director’s conduct with respect to an employee benefit plan for a purpose that the director did not reasonably believe to be in the interests of the participants in or beneficiaries of the plan shall be deemed not to satisfy the requirements of subparagraph (a) of subsection (1) of this section.

(3) The termination of any proceeding by judgment, order, settlement, or conviction, or upon a plea of nolo contendere or its equivalent, is not, of itself, determinative that the director did not meet the standard of conduct described in this section.

(4) A corporation may not indemnify a director under this section:

(a) In connection with a proceeding by or in the right of the corporation in which the

6

director was adjudged liable to the corporation; or

(b) In connection with any proceeding charging that the director derived an improper personal benefit, whether or not involving action in an official capacity, in which proceeding the director was adjudged liable on the basis that he or she derived an improper personal benefit.

(5) Indemnification permitted under this section in connection with a proceeding by or in the right of a corporation is limited to reasonable expenses incurred in connection with the proceeding.

Section 7-109-103. Mandatory Indemnification of Directors.

Unless limited by the articles of incorporation, a corporation shall indemnify a person who was wholly successful, on the merits or otherwise, in defense of any proceeding to which the person was a party because the person is or was a director, against reasonable expenses incurred by him or her in connection with the proceeding.

Section 7-109-104. Advance of Expenses to Directors.

(1) A corporation may pay for or reimburse the reasonable expenses incurred by a director who is a party to a proceeding in advance of the final disposition of the proceeding if:

(a) The director furnishes the corporation a written affirmation of the director’s good-faith belief that he or she has met the standard of conduct described in Section 7-109-102;

(b) The director furnishes the corporation a written undertaking, executed personally or on the director’s behalf, to repay the advance if it is ultimately determined that he or she did not meet such standard of conduct; and

(c) A determination is made that the facts then know to those making the determination would not preclude indemnification under this article.

(2) The undertaking required by paragraph (b) of subsection (1) of this section shall be an unlimited general obligation of the director, but need not be secured and may be accepted without reference to financial ability to make repayment.

(3) Determinations and authorizations of payments under this section shall be made in the manner specified in Section 7-109-106.

Section 7-109-105. Court-Ordered Indemnification of Directors.

(1) Unless otherwise provided in the articles of incorporation, a director who is or was a party to a proceeding may apply for indemnification to the court conducting the proceeding or to another court of competent jurisdiction. On receipt of an application, the court, after giving any notice the court considers necessary, may order indemnification in the following manner

(a) If it determines the director is entitled to mandatory indemnification under section 7-109-103, the court shall order indemnification, in which case the court shall also order the corporation to pay the director’s reasonable expenses incurred to obtain court-ordered indemnification.

(b) If it determines that the director is fairly and reasonably entitled to indemnification in view of all the relevant circumstances, whether or not the director met the standard of conduct set forth in section 7-109-102 (1) or was adjudged liable

7

in the circumstances described in Section 7-109-102 (4), the court may order such indemnification as the court deems proper; except that the indemnification with respect to any proceeding in which liability shall have been adjudged in the circumstances described Section 7-109-102 (4) is limited to reasonable expenses incurred in connection with the proceeding and reasonable expenses incurred to obtain court-ordered indemnification.

Section 7-109-106. Determination and Authorization of Indemnification of Directors.

(1) A corporation may not indemnify a director under Section 7-109-102 unless authorized in the specific case after a determination has been made that indemnification of the director is permissible in the circumstances because he has met the standard of conduct set forth in Section 7-109-102. A corporation shall not advance expenses to a director under Section 7-109-104 unless authorized in the specific case after the written affirmation and undertaking required by Section 7-109-104(1)(a) and (1)(b) are received and the determination required by Section 7-109-104(1)(c) has been made.

(2) The determinations required by subsection (1) of this section shall be made:

(a) By the board of directors by a majority vote of those present at a meeting at which a quorum is present, and only those directors not parties to the proceeding shall be counted in satisfying the quorum;or

(b) If a quorum cannot be obtained, by a majority vote of a committee of the board of directors designated by the board of directors, which committee shall consist of two or more directors not parties to the proceeding; except that directors who are parties to the proceeding may participate in the designation of directors for the committee.

(3) If a quorum cannot be obtained as contemplated in paragraph (a) of subsection (2) of this section, and the committee cannot be established under paragraph (b) of subsection (2) of this section, or even if a quorum is obtained or a committee designated, if a majority of the directors constituting such quorum or such committee so directs, the determination required to be made by subsection (1) of this section shall be made:

(a) By independent legal counsel selected by a vote of the board of directors or the committee in the manner specified in paragraph (a) or (b) of subsection (2) of this section or, if a quorum of the full board cannot be obtained and a committee cannot be established, by independent legal counsel selected by a majority vote of the full board of directors; or

(b) By the shareholders.

(4) Authorization of indemnification and advance of expenses shall be made in the same manner as the determination that indemnification or advance of expenses is permissible; except that, if the determination that indemnification or advance of expenses is permissible is made by independent legal counsel, authorization of indemnification and advance of expenses shall be made by the body that selected such counsel.

Section 7-109-107. Indemnification of Officers, Employees, Fiduciaries, and Agents.

(1) Unless otherwise provided in the articles of incorporation:

(a) An officer is entitled to mandatory indemnification under section 7-109-103, and is entitled to apply for court-ordered indemnification under section 7-109-105, in each case to the same extent as a director;

8

(b) A corporation may indemnify and advance expenses to an officer, employee, fiduciary, or agent of the corporation to the same extent as a director; and

(c) A corporation may indemnify and advance expenses to an officer, employee, fiduciary, or agent who is not a director to a greater extent, if not inconsistent with public policy, and if provided for by its bylaws, general or specific action of its board of directors or shareholders, or contract.

Section 7-109-108. Insurance.

A corporation may purchase and maintain insurance on behalf of a person who is or was a director, officer, employee, fiduciary, or agent of the corporation or who, while a director, officer, employee, fiduciary, or agent of the corporation, is or was serving at the request of the corporation as a director, officer, partner, trustee, employee, fiduciary, or agent of any other domestic or entity or of an employee benefit plan against liability asserted against or incurred by the person in that capacity or arising from the person’s status as a director, officer, employee, fiduciary, or agent whether or not the corporation would have the power to indemnify the person against such liability under the Section 7-109-102, 7-109-103 or 7-109-107. Any such insurance may be procured from any insurance company designated by the board of directors, whether such insurance company is formed under the law of this state or any other jurisdiction of the United States or elsewhere, including any insurance company in which the corporation has an equity or any other interest through stock ownership or otherwise.

Section 7-109-109. Limitation of Indemnification of Directors.

(1) A provision concerning a corporation’s indemnification of, or advance of expenses to, directors that is contained in its articles of incorporation or bylaws, in a resolution of its shareholders or board of directors, or in a contract, except for an insurance policy or otherwise, is valid only to the extent the provision is not inconsistent with Sections 7-109-101 to 7-109-108. If the articles of incorporation limit indemnification or advance of expenses, indemnification or advance of expenses are valid only to the extent not inconsistent with the articles of incorporation.

(2) Sections 7-109-101 to 7-109-108 do not limit a corporation’s power to pay or reimburse expenses incurred by a director in connection with an appearance as a witness in a proceeding at a time when he or she has not been made a named defendant or respondent in the proceeding.

Section 7-109-110. Notice to Shareholders of Indemnification of Director.

If a corporation indemnifies or advances expenses to a director under this article in connection with a proceeding by or in the right of the corporation, the corporation shall give written notice of the indemnification or advance to the shareholders with or before the notice of the next shareholders’ meeting. If the next shareholder action is taken without a meeting at the instigation of the board of directors, such notice shall be given to the shareholders at or before the time the first shareholder signs a writing consenting to such action.

Item 29. Principal Underwriter

(a)

GWFS Equities, Inc. (“GWFS”) is the distributor of the securities of the Registrant. GWFS also services as distributor or principal underwriter for Maxim Series Fund, Inc., an open-end management investment company, Maxim Series Account of Great-West Life & Annuity Insurance Company (“Great-West”), Variable Annuity-1 Series Account of Great-West, COLI VUL-2 Series

9

Account of Great-West and COLI VUL-4 Series Account of Great-West, Varifund Variable Annuity Account of Great-West, Trillium Variable Annuity Account of Great-West, Prestige Variable Life Account of Great-West, Variable Annuity-1 Series Account of First Great-West Life and Annuity Company (“First Great-West), COLI VUL-2 Series Account of First Great-West and COLI VUL-4 Series Account of First Great-West.

(b)	Directors and Officers of GWFS

Name	Principal Business Address	Positions & offices with Underwriter
C. P. Nelson	(1)	Chairman, President and Chief Executive Officer
G. E. Seller	18111 Von Karman Street. Suite 560 Irvine, CA 92612	Director and Senior Vice President
R.K. Shaw	(1)	Director
S.A. Bendrick	(1)	Director and Vice President
W.S. Harmon	(1)	Director and Vice President
C.H. Cumming	(1)	Vice President
M.R. Edwards	(1)	Senior Vice President
J.C. Luttges	(1)	Vice President
G.R. Derback	(1)	Treasurer
B.A. Byrne	(1)	Secretary and Chief Compliance Officer
T.L. Luiz	(1)	Compliance Officer
M.C. Maiers	(1)	Investments Compliance Officer

(1) 8515 E. Orchard Road, Greenwood Village, Colorado 80111

(c) Commissions and other compensation received from the Registrant by Principal Underwriter during Registrant’s last fiscal year:

Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption	Brokerage Commissions	Compensation

GWFS	-0-	-0-	-0-	-0-

Item 30.    Location of Accounts and Records

All accounts, books, or other documents required to be maintained by Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained by the Registrant through Great-West, 8515 E. Orchard Road, Greenwood Village, Colorado 80111.

Item 31.    Management Services

Not Applicable.

Item 32.    Undertakings

(a)	Registrant undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b)	Registrant undaertakes to include either (1) as part of any application to purchase a contract offered

10

by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

(c)	Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

(d)	Registrant represents that in connection with its offering of Group Contracts as funding vehicles for retirement plans meeting the requirement of Section 403(b) of the Internal Revenue Code of 1986, as amended, Registrant is relying on the no-action letter issued by the Office of Insurance Products and Legal Compliance, Division of Investment Management, to the American Council of Life Insurance dated November 28, 1988 (Ref. No. IP-6-88), and that the provisions of paragraphs (1) - (4) thereof have been complied with.

(e)	Registrant represents that in connection with its offering of Group Contracts as funding vehicles under the Texas Optional Retirement Program, Registrant is relying on the exceptions provided in Rule 6c-7 of the Investment Company Act of 1940 and that the provisions of paragraphs (a) -(d) thereof have been complied with.

(f)	Great-West represents that the fees and charges deducted under the Group Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by Great-West.

11

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this amended Registration Statement under Securities Act Rule 485(b) and has duly caused this amended Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Greenwood Village, and State of Colorado, on the 28th day of April 2011.

FUTURE FUNDS SERIES ACCOUNT of
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
(Registrant)

By:	/s/ M.T.G. Graye
M.T.G. Graye
President and Chief Executive Officer of Great-West Life & Annuity Insurance Company

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY (Depositor)

By:	/s/ M.T.G. Graye
M.T.G. Graye
President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this amended Registration Statement has been signed by the following persons in the capacities and on the dates indicated:

Signature and Title	Date

/s/ R. L. McFeetors	April 28, 2011
R. L. McFeetors*
Director, Chairman of the Board

/s/ M.T.G. Graye	April 28, 2011
M.T.G. Graye
Director, President and Chief Executive Officer

/s/ J L. McCallen	April 28, 2011
J L. McCallen
Senior Vice President and Chief Financial Officer

/s/ J. Balog	April 28, 2011
J. Balog* Director

/s/ J.L. Bernbach	April 28, 2011
J.L. Bernbach* Director

/s/ A. Desmarais	April 28, 2011
A. Desmarais* Director

/s/ P. Desmarais, Jr.	April 28, 2011
P. Desmarais, Jr.* Director

/s/ A. Louvel	April 28, 2011
A. Louvel* Director

/s/ J.E.A. Nickerson	April 28, 2011
J.E.A. Nickerson* Director

/s/ R. J. Orr	April 28, 2011
R. J. Orr* Director

/s/ M. Plessis-Bélair	April 28, 2011
M. Plessis-Bélair* Director

/s/ H.P. Rousseau	April 28, 2011
H.P. Rousseau* Director

/s/ R. Royer	April 28, 2011
R. Royer* Director

/s/ P. K. Ryan	April 28, 2011
P. K. Ryan* Director

/s/ T. T. Ryan	April 28, 2011
T. T. Ryan* Director

/s/ B. E. Walsh	April 28, 2011
B. E. Walsh* Director

*By:	/s/ R.G. Schultz	April 28, 2011
R.G. Schultz
Attorney-in-Fact pursuant to Power of Attorney